UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06318
CONSULTING GROUP CAPITAL MARKETS FUNDS
(Exact name of registrant as specified in charter)
2000 Westchester Avenue
Purchase, New York 10577
(Address of principal executive offices)(Zip code)
CT Corp
155 Federal Street Suite 700
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877-937-6739)
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. §3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Consulting Group
Capital Markets Funds
                          TRAK®

Semi-Annual Report
>> February 28, 2011

•	Large Capitalization Growth Investments

•	Large Capitalization Value Equity Investments

•	Small Capitalization Growth Investments

•	Small Capitalization Value Equity Investments

•	International Equity Investments

•	Emerging Markets Equity Investments

•	Core Fixed Income Investments

•	High Yield Investments

•	International Fixed Income Investments

•	Municipal Bond Investments

•	Money Market Investments

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Consulting Group
Capital Markets Funds

Dear Shareholder,

Global stock markets continued to benefit from government and central bank intervention during the final months of 2010. Once the U.S. Federal Reserve indicated that it would implement a second round of quantitative easing, equity prices climbed impressively. Various barometers of the U.S. equity market, including the Dow Jones Industrial Average, Standard & Poor’s (“S&P”) 500® Index, and the NASDAQ Composite Index advanced sharply and finished the six-month fiscal reporting period ended February 28, 2011 (“Semi-Annual Period”), on a high note. The Dow Jones Industrials Average rose +23.6%, the S&P 500 Index advanced +27.7%, and the NASDAQ Composite Index gained +31.6% in the Semi-Annual Period.

The broad U.S. equity market, as measured by the Russell 3000® Indexi, rose +29.3% in the Semi-Annual Period. All ten economic sectors within the Russell 3000 Index shared in the gains of the overall equity markets during the six-month performance period, with nine of the ten sectors posting gains in excess of 10% (the only exception was the Utilities sector which rose +8.9%). The largest sector advances were in Energy +54.1% and Industrials +35.2%. Although both value- and growth-oriented stocks participated in this equity market rally, growth stocks generally fared better, especially those of small- and mid-cap companies.

International equity markets as represented by the MSCI EAFE® (Europe, Australasia, Far East) Indexii (Net) advanced +23.8% in the period. From a regional perspective, European +24.5% stocks generally outperformed Japanese +22.8% and Pacific ex-Japan +22.8% equities in U.S. dollar terms over the six-month period. Equity markets in developing emerging economies also typically fared well. Notably, the MSCI Emerging Markets Indexiii (Net) moved higher over the Semi-Annual Period, rising +15.0%.

A rising interest rate environment buoyed by further signs of improving economic growth and concerns over the continued sovereign debt crisis in Europe weighed heavily on fixed income investors during the Semi-Annual Period. In particular, a bond market retrenchment late in the fourth quarter of 2010 that pushed yields higher and prices lower reversed much of last year’s gains in Treasury and municipal securities. At the same time, returns for U.S. investors venturing abroad were also affected by currency translations and the performance of the U.S. dollar, which generally weakened relative to most major foreign currencies over the six-month period. The Citigroup Non-U.S. Dollar World Government Bond Indexiv ex-US (Hedged) posted a return of -3.3% while the unhedged version of this index, which reflects the impact of the changing value of the U.S. dollar, advanced +2.4%. The Barclays Capital U.S. Aggregate BondTM Indexv, a broad gauge of the U.S. bond market, lost -0.8% in the reporting period. Taxable fixed income investors who gravitated up the risk quality spectrum in search of yield appeared to have maintained some momentum. Riskier and lower-quality corporate bonds, high yield bonds (which are below investment grade), and emerging markets bonds generally outperformed U.S. government securities over the six-month period. Tax-free municipal bonds registered losses for the Semi-Annual Period as the broad-based Barclays Capital U.S. Municipal Bond Indexvi fell -3.5%. A convergence of factors including sentiments surrounding the fate of the Build America Bonds federally subsidized program and rising Treasury rates helped fuel investor uncertainty and contributed to the sharp sell-off in the municipal bond market late in calendar year 2010.

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Capitalization Growth Investments advanced +32.9% in the Semi-Annual Period, exceeding the performance of both the Russell 1000® Growth Indexvii +31.0% and the average mutual fund included in the Lipper Large-Cap Growth Funds Average investment categoryviii +29.9%. An underweight exposure to the Consumer Staples sector combined with favorable stock picks in the Health Care (pharmaceuticals), Consumer

I

Discretionary (hotels, restaurants, & leisure), and Information Technology (communications equipment) sectors benefited returns in the six-month performance period. The sub-advisers are Westfield Capital Management Company, L.P., Delaware Management Company, Wells Capital Management, Inc., and Frontier Capital Management Company, LLC.

Large Capitalization Value Equity Investments rose +26.8% over the six-month performance period. Relative returns were marginally ahead of the Russell 1000® Value Indexix +26.3% and in line with the average mutual fund included in the Lipper Large-Cap Value Funds Average investment categoryx +26.8%. An underweight exposure to the Energy and Utilities sectors, in addition to successful security selections in the Information Technology (IT services), Consumer Staples (food & staples retailing), and Energy (equipment & services) sectors, aided returns during the Semi-Annual Period. The sub-advisers are NFJ Investment Group, LLC, Cambiar Investors, LLC, Cullen Capital Management, LLC, HGK Asset Management, Inc., and Artisan Partners Limited Partnership.

Small Capitalization Growth Investments generated an absolute total return of +39.4%, as compared to the +40.8% rise of the Russell 2000® Growth Indexxi and the +39.6% gain of the average mutual fund included in the Lipper Small-Cap Growth Funds Average investment categoryxii in the Semi-Annual Period. An underweight allocation to the Consumer Staples sector, an overweight allocation to the Energy and Information Technology sectors, and stock picks in the Information Technology (computers & peripherals) sectors had a positive impact on relative six-month returns. At the same time, however, stock holdings in the Health Care (biotechnology) and Energy (equipment & services) sectors generally detracted from relative performance in the period. The sub-advisers are Westfield Capital Management Company, L.P. and Wall Street Associates.

Small Capitalization Value Equity Investments posted a return of +34.5% for the Semi-Annual Period. Relative returns were marginally above the +34.3% increase of the Russell 2000® Value Indexxiii and marginally below the +34.9% gain in the average mutual fund included in the Lipper Small-Cap Value Funds Average investment categoryxiv. Positive contributions from sector exposures (underweight Financials and overweight Materials) in the Semi-Annual Period were offset by negative contributions from unfavorable stock picks in the Information Technology (IT services) and Materials (metals & mining) sectors, which generally detracted from six-month relative performance. The sub-advisers are NFJ Investment Group, LLC, Delaware Management Company, and Rutabaga Capital Management, LLC.

International Equity Investments climbed +23.7%, compares to the +23.8% return of the MSCI EAFE® Index (Net) as well as the +23.1% increase of the average mutual fund included in the Lipper International Large-Cap Core Average investment categoryxv. Contributions to six-month returns came from sector positioning, as well as stock selections, both within countries and sectors. An underweight allocation to the Utilities sector benefited relative performance in the Semi-Annual Period. Investment selections in Germany and Japan, as well as in various sectors including Industrials (machinery) and Materials (metals & mining), also added value over the six-month period. On the other hand, country positioning, namely an underweight exposure to Australia and an overweight allocation to Brazil and China, hindered relative returns in the Semi-Annual Period. The sub-advisers are Philadelphia International Advisors L.P., Schroder Investment Management North America, Inc., Thornburg Investment Management, Inc., and Marsico Capital Management, LLC.

Emerging Markets Equity Investments generated a return of +13.7% in the Semi-Annual Period, as compared to the +15.0% gain of the MSCI Emerging Markets Index (Net) and the +13.8% increase of the average mutual fund included in the Lipper Emerging Markets Funds Average investment categoryxvi. An overweight exposure to Turkey and Egypt, combined with unsuccessful stock picks in the Financials (commercial banks) and Telecommunication Services (diversified & wireless telecommunication services) sectors, hampered relative performance over the Semi-Annual Period. Selective investments in South Korea and South Africa also adversely affected relative returns for the Semi-Annual Period. At the same time, however, an underweight exposure to India and Hong Kong stock selections benefited relative performance over the six-month period. The sub-advisers are SSgA Funds Management, Inc., Newgate Capital Management, LLC, and Lazard Asset Management, LLC.

II

Core Fixed Income Investments generated a -0.2% total return over the Semi-Annual Period. Six-month relative performance exceeded the -0.8% decline of the Barclays Capital U.S. Aggregate BondTM Index, but was lower than the +0.4% increase of the average mutual fund included in the Lipper Intermediate Investment Grade Debt Funds Average investment categoryxvii. A combination of favorable contributions from interest rate management and sector selections, particularly in investment grade and high yield bonds, offset detracting contributions from bond selections and benefited relative returns in the Semi-Annual Period. The sub-advisers are Pacific Investment Management Company, LLC, BlackRock Financial Management, Inc, Metropolitan West Asset Management, LLC, and Western Asset Management Company.

High Yield Investments posted a +12.4% total return for the Semi-Annual Period, above the +10.1% gain of the Barclays Capital U.S. High Yield Indexxviii and the +10.2% increase for the average mutual fund included in the Lipper High Current Yield Funds Average investment categoryxix. Positive contributions from interest rate management and bond selections were behind excess returns in the six-month period. The sub-advisers are Western Asset Management Company and PENN Capital Management Co., Inc.

International Fixed Income Investments fell -3.1% over the Semi-Annual Period, as compared to the Citigroup World Government Index ex-US (Hedged) decline of -3.3% and the +3.2 gain for the average mutual fund included in the Lipper International Income Funds Average investment categoryxx. Contributions from country allocations and sector selections benefited relative performance while declines from interest rate management and bond selections detracted from returns in the Semi-Annual Period. In addition, relative performance in the Semi-Annual Period was also affected by the weak performance of the U.S. dollar, and the portfolio’s mandate to hedge a majority of its foreign currency exposure. Notably, the mutual funds included in Lipper’s investment category include funds that may or may not hedge their foreign currency exposure. The sub-adviser is Pacific Investment Management Company LLC.

Municipal Bond Investments declined -4.1% in the Semi-Annual Period, as compared to the -3.5% loss of the Barclays Capital U.S. Municipal Bond Index and the -4.4% shortfall of the average mutual fund included in the Lipper General Municipal Debt Funds Average investment categoryxxi. As tax-exempt municipal yields rose at the end of 2010, municipal securities of varying maturities experienced declines on an absolute basis. In the month of February 2011, however, the tax-exempt municipal bond market rallied with absolute gains. Yield curve positioning and an emphasis on higher quality issues, which typically hurt the relative performance of the sub-adviser, McDonnell Investment Management, LLC, in the last quarter of calendar year 2010, has generally helped the sub-adviser’s relative returns for the two-month period ended February 2011.

The Consulting Group Capital Markets (“CGCM”) Funds exhibited mixed results over the Semi-Annual Period, with several of the mutual funds experiencing strong gains, while others endured performance declines. Despite recent financial market unease amidst a backdrop of global geopolitical tensions in the Middle East as the Semi-Annual Period came to a close, equity and fixed income markets have generally started the new year on a positive note. While we are optimistic about the prospects for the CGCM Funds going forward, it is essential to note that long-term achievements require patience, as financial market reactions to unpredictable global events and the duration of relative performance cycles can be difficult to foresee. Investors are encouraged to maintain a long-term approach consistent with individual goals, time horizons, and risk tolerances. Investors that are concerned about the future should continue to seek direction. In such times, it is especially important to adhere to a disciplined asset allocation strategy. In this regard, the strategic and tactical investment ideas set forth by Morgan Stanley Smith Barney strategists may be of assistance in positioning portfolios and also, presenting timely opportunities. The Morgan Stanley Smith Barney Global Investment Committee offers tactical and strategic allocations that span a variety of asset classes for differing investment objectives. As always, we urge you as shareholders to discuss your own particular individual investment needs with your Financial Advisor.

III

We thank you for your continued confidence in Morgan Stanley Smith Barney and support as shareholders of the CGCM Funds.

Sincerely,

James F. Walker
Chief Executive Officer

April 4, 2011

IV

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at https://www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html.

The Funds are only available to investors participating in MSSB approved advisory programs. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance data shown does not reflect this fee, which would reduce returns.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

RISKS: Certain of the Funds may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

[i]	The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
ii	The MSCI EAFE® Index is a composite portfolio or equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. MSCI EAFE® Index is a registered trademark of MSCI Inc.
iii	The MSCI Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation.
iv	The Citigroup Non-U.S. Dollar World Government Bond Index-Hedged is a market capitalization weighted index that is designed to represent the hedged performance of the government bond markets in thirteen developed countries, excluding the U.S.
[v]	The Barclays Capital U.S. Aggregate BondTM Index is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Barclays Capital U.S. Aggregate Index is a trademark of Barclays Capital.
vi	The Barclays Capital U.S. Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons.
vii	The Russell 1000® Growth Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
viii	The Lipper Large-Cap Growth Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.
ix	The Russell 1000® Value Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater than average value orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 1000® Index is a registered trademark of the Frank Russell Company.
[x]	The Lipper Large-Cap Value Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.
xi	The Russell 2000® Growth Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 2000® Index is a registered trademark of the Frank Russell Company.
xii	The Lipper Small-Cap Growth Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.
xiii	The Russell 2000® Value Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with less-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
xiv	The Lipper Small-Cap Value Funds Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.
xv	The Lipper International Large-Cap Core Average investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI.
xvi	The Lipper Emerging Markets Funds Average investment category — Funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.
xvii	The Lipper Intermediate Investment Grade Debt Funds Average investment category – Funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.
xviii	The Barclays Capital U.S. High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible and have at least one year remaining to maturity as well as an outstanding par value of $100 million.
xix	The Lipper High Current Yield Funds Average investment category – Funds that aim to provide a high level of current yield from fixed income securities, with a substantial portion in medium- or lower-grade debt issues. The funds may invest in high-yielding government bonds (typically, of developing markets or higher-yielding OECD countries), corporate and municipal bonds, eurobonds, convertible bonds, and preferred shares.
xx	The Lipper International Income Funds Average investment category – Funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.
xxi	The Lipper General Municipal Debt Funds Average investment category – Funds that invest primarily in municipal debt issues in the top four credit ratings.

V

Performance of the Consulting Group Capital Markets Funds
For the Six Months Ended February 28, 2011†* (unaudited)

Large Capitalization Growth Investments	32.94%
Russell 1000® Growth Index (1)	31.04

Large Capitalization Value Equity Investments	26.78
Russell 1000® Value Index (2)	26.30

Small Capitalization Growth Investments	39.40
Russell 2000® Growth Index (3)	40.76

Small Capitalization Value Equity Investments	34.49
Russell 2000® Value Index (4)	34.31

International Equity Investments	23.70
MSCI EAFE® Index (5)	23.77

Emerging Markets Equity Investments	13.67
MSCI Emerging Markets Index (6)	14.95

Core Fixed Income Investments	(0.17)
Barclays Capital U.S. Aggregate Bondtm Index (7)	(0.83)

High Yield Investments	12.41
Barclays Capital U.S. High Yield Index (8)	10.10

International Fixed Income Investments	(3.10)
Citigroup Non-U.S. Dollar World Government Bond Index — Hedged (9)	(3.29)

Municipal Bond Investments	(4.05)
Barclays Capital U.S. Municipal Bond Index (10)	(3.51)

Money Market Investments**	0.01
90-day Treasury Bill Index	0.07

See pages VII through VIII for all footnotes

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.smithbarney.com/products-services/managed-money/trak/trak-cgcm.html.
*	The Funds are available only to investors participating in MSSB approved advisory programs. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance data shown does not reflect this fee, which would reduce returns.
**	Consulting Group Advisory Services, LLC, a business of Morgan Stanley Smith Barney Holdings LLC voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.
1.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
2.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
3.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
4.	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
5.	The MSCI EAFE® Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
6.	The MSCI Emerging Markets Index is an index comprised of twenty-five emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
7.	The Barclays Capital U.S. Aggregate Bondtm Index is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
8.	The Barclays Capital U.S. High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

9.	The Citigroup Non-U.S. Dollar World Government Bond Index Hedged is index subset of the Citigroup World Bond Index that excludes corporate bonds denominated in US dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
10.	The Barclays Capital U.S. Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VIII

Fund Expenses
(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) advisory program annual fees, which in the case of TRAK® may be up to 2.00%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2010, and held for the six months ended February 28, 2011.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Total Return		Beginning	Ending	Annualized	Expense
	Without		Account	Account	Expense	Paid During
Fund	TRAK Fee(2)		Value	Value	Ratios(3)	the Period(4)

Large Capitalization Growth Investments	32.94%		$1,000.00	$1,329.40	0.67%	$3.87
Large Capitalization Value Equity Investments	26.78%		1,000.00	1,267.80	0.69%	3.88
Small Capitalization Growth Investments	39.40%		1,000.00	1,394.00	0.94%	5.58
Small Capitalization Value Equity Investments	34.49%		1,000.00	1,344.90	0.97%	5.64
International Equity Investments	23.70%		1,000.00	1,237.00	0.81%	4.49
Emerging Markets Equity Investments	13.67%		1,000.00	1,136.70	0.90%	4.77
Core Fixed Income Investments	(0.17)%		1,000.00	998.30	0.52%	2.58
High Yield Investments	12.41%		1,000.00	1,124.10	0.73%	3.84
International Fixed Income Investments	(3.10)%		1,000.00	969.00	0.73%	3.56
Municipal Bond Investments	(4.05)%		1,000.00	959.50	0.59%	2.87
Money Market Investments	0.01	%(5)	1,000.00	1,000.10	0.23%	1.14

(1)	For the six months ended February 28, 2011.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which in the case of TRAK® may be up to 2.00%. Total return is not annualized as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from expense ratios in the Financial Highlights.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(5)	Consulting Group Advisory Services, LLC, a business of Morgan Stanley Smith Barney Holdings LLC voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

Fund Expenses
(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expense
	Annualized	Account	Account	Expense	Paid During
Fund	Total Return	Value	Value	Ratios(2)	the Period(3)

Large Capitalization Growth Investments	5.00%	$1,000.00	$1,021.47	0.67%	$3.36
Large Capitalization Value Equity Investments	5.00%	1,000.00	1,021.37	0.69%	3.46
Small Capitalization Growth Investments	5.00%	1,000.00	1,020.13	0.94%	4.71
Small Capitalization Value Equity Investments	5.00%	1,000.00	1,019.98	0.97%	4.86
International Equity Investments	5.00%	1,000.00	1,020.78	0.81%	4.06
Emerging Markets Equity Investments	5.00%	1,000.00	1,020.33	0.90%	4.51
Core Fixed Income Investments	5.00%	1,000.00	1,022.22	0.52%	2.61
High Yield Investments	5.00%	1,000.00	1,021.17	0.73%	3.66
International Fixed Income Investments	5.00%	1,000.00	1,021.17	0.73%	3.66
Municipal Bond Investments	5.00%	1,000.00	1,021.87	0.59%	2.96
Money Market Investments	5.00%	1,000.00	1,023.65	0.23%	1.15

(1)	For the six months ended February 28, 2011.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from the expense ratios in the Financial Highlights.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments
February 28, 2011 (unaudited)

Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 96.7%
CONSUMER DISCRETIONARY — 17.7%
Auto Components — 1.7%
19,700	Autoliv Inc.	$1,475,333
265,100	BorgWarner Inc.*	20,574,411
241,200	Johnson Controls Inc.	9,840,960
39,000	Tenneco Inc.*	1,555,320

	Total Auto Components	33,446,024

Automobiles — 1.0%
103,900	Daimler AG, Registered Shares*	7,331,184
693,600	Ford Motor Co.*	10,438,680
51,400	Harley-Davidson Inc.	2,098,148

	Total Automobiles	19,868,012

Distributors — 0.2%
141,500	LKQ Corp.*	3,362,040

Diversified Consumer Services — 0.9%
369,900	Apollo Group Inc., Class A Shares*	16,741,674

Hotels, Restaurants & Leisure — 1.6%
275,700	Ctrip.com International Ltd., ADR*	10,688,889
336,310	Las Vegas Sands Corp.*	15,685,498
75,200	Starbucks Corp.	2,480,096
42,900	Starwood Hotels & Resorts Worldwide Inc.	2,621,190

	Total Hotels, Restaurants & Leisure	31,475,673

Household Durables — 0.2%
63,200	Harman International Industries Inc.	3,074,048

Internet & Catalog Retail — 3.8%
162,420	Amazon.com Inc.*	28,145,762
98,580	priceline.com Inc.*	44,743,490

	Total Internet & Catalog Retail	72,889,252

Media — 4.3%
644,625	Comcast Corp., Class A Shares	16,605,540
298,700	DIRECTV, Class A Shares*	13,731,239
74,100	Discovery Communications Inc., Class A Shares*	3,194,451
45,400	Scripps Networks Interactive Inc., Class A Shares	2,358,076
369,900	Viacom Inc., Class B Shares	16,519,734
749,857	Walt Disney Co. (The)	32,798,746

	Total Media	85,207,786

Multiline Retail — 0.5%
38,750	Dollar Tree Inc.*	1,949,900
355,200	Macy’s Inc.	8,489,280

	Total Multiline Retail	10,439,180

Specialty Retail — 1.8%
44,200	Bed Bath & Beyond Inc.*	2,128,230
76,000	Chico’s FAS Inc.	1,044,240
506,900	Lowe’s Cos., Inc.	13,265,573
35,700	O’Reilly Automotive Inc.*	1,984,206
604,400	Staples Inc.	12,873,720
21,600	Tiffany & Co.	1,329,480
20,900	Tractor Supply Co.	1,088,263
32,600	Urban Outfitters Inc.*	1,251,188

	Total Specialty Retail	34,964,900

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

CONSUMER DISCRETIONARY — 17.7% — (continued)

Textiles, Apparel & Luxury Goods — 1.7%
350,466	NIKE Inc., Class B Shares	$31,201,988
36,000	Warnaco Group Inc. (The)*	2,113,560

	Total Textiles, Apparel & Luxury Goods	33,315,548

	TOTAL CONSUMER DISCRETIONARY	344,784,137

CONSUMER STAPLES — 2.0%
Beverages — 0.2%
54,900	Hansen Natural Corp.*	3,159,495

Food & Staples Retailing — 0.7%
339,200	Walgreen Co.	14,700,928

Food Products — 0.6%
233,350	Archer-Daniels-Midland Co.	8,675,953
55,700	Hershey Co. (The)	2,914,224

	Total Food Products	11,590,177

Household Products — 0.5%
162,400	Procter & Gamble Co.	10,239,320

	TOTAL CONSUMER STAPLES	39,689,920

ENERGY — 11.1%
Energy Equipment & Services — 4.0%
644,389	Halliburton Co.	30,247,619
226,100	National-Oilwell Varco Inc.	17,990,777
134,575	Schlumberger Ltd.	12,571,997
51,100	Superior Energy Services Inc.*	1,957,641
644,700	Weatherford International Ltd.*	15,588,846

	Total Energy Equipment & Services	78,356,880

Oil, Gas & Consumable Fuels — 7.1%
30,400	Cabot Oil & Gas Corp.	1,388,064
51,200	Concho Resources Inc.*	5,453,824
318,980	Consol Energy Inc.	16,175,476
29,100	Continental Resources Inc.*	2,023,323
211,100	EOG Resources Inc.	23,708,640
141,200	Hess Corp.	12,288,636
38,900	InterOil Corp.(a)*	2,889,881
163,397	Newfield Exploration Co.*	11,893,668
204,250	Occidental Petroleum Corp.	20,827,373
213,950	Peabody Energy Corp.	14,011,586
337,200	Suncor Energy Inc.(a)	15,855,144
378,200	Valero Energy Corp.	10,657,676

	Total Oil, Gas & Consumable Fuels	137,173,291

	TOTAL ENERGY	215,530,171

FINANCIALS — 6.0%
Capital Markets — 2.5%
1,035,300	Bank of New York Mellon Corp. (The)	31,462,767
54,300	Goldman Sachs Group Inc. (The)	8,893,254
88,800	Raymond James Financial Inc.	3,402,816
27,800	T. Rowe Price Group Inc.	1,862,044
102,002	TD Ameritrade Holding Corp.	2,223,644

	Total Capital Markets	47,844,525

Commercial Banks — 1.0%
333,600	Itau Unibanco Holding SA, ADR	7,412,592

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

FINANCIALS — 6.0% — (continued)
Commercial Banks — 1.0% — (continued)

388,800	Wells Fargo & Co.	$12,542,688

	Total Commercial Banks	19,955,280

Diversified Financial Services — 1.7%
45,500	CME Group Inc., Class A Shares	14,163,240
121,100	IntercontinentalExchange Inc.*	15,525,020
68,000	Moody’s Corp.	2,169,200
29,500	Waddell & Reed Financial Inc., Class A Shares	1,191,210

	Total Diversified Financial Services	33,048,670

Insurance — 0.6%
625,325	Manulife Financial Corp.(a)	11,812,389

Real Estate Investment Trusts (REITS) — 0.2%
134,600	CB Richard Ellis Group Inc., Class A Shares*	3,370,384

	TOTAL FINANCIALS	116,031,248

HEALTH CARE — 10.5%
Biotechnology — 0.8%
309,730	Gilead Sciences Inc.*	12,073,275
56,800	United Therapeutics Corp.*	3,830,024

	Total Biotechnology	15,903,299

Health Care Equipment & Supplies — 1.1%
53,100	Cooper Cos., Inc. (The)	3,282,642
279,700	Covidien PLC	14,390,565
16,100	Edwards Lifesciences Corp.*	1,369,144
35,100	Hospira Inc.*	1,855,035

	Total Health Care Equipment & Supplies	20,897,386

Health Care Providers & Services — 4.1%
516,650	Aetna Inc.	19,302,044
31,900	Catalyst Health Solutions Inc.*	1,442,199
28,400	DaVita Inc.*	2,254,108
175,800	Express Scripts Inc.*	9,883,476
347,800	Medco Health Solutions Inc.*	21,438,392
24,500	Mednax Inc.*	1,590,785
532,325	UnitedHealth Group Inc.	22,666,399

	Total Health Care Providers & Services	78,577,403

Life Sciences Tools & Services — 0.6%
178,100	Illumina Inc.*	12,360,140

Pharmaceuticals — 3.9%
399,400	Allergan Inc.	29,623,498
124,300	Novo Nordisk, ADR	15,743,838
150,643	Perrigo Co.	11,513,644
27,900	Shire PLC, ADR	2,371,779
586,344	Warner Chilcott PLC, Class A Shares	13,884,626
54,600	Watson Pharmaceuticals Inc.*	3,057,054

	Total Pharmaceuticals	76,194,439

	TOTAL HEALTH CARE	203,932,667

INDUSTRIALS — 13.2%
Aerospace & Defense — 3.9%
105,200	BE Aerospace Inc.*	3,547,344
123,161	Boeing Co. (The)	8,868,824
163,450	Goodrich Corp.	14,094,294

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

INDUSTRIALS — 13.2% — (continued)
Aerospace & Defense — 3.9% — (continued)

311,800	Honeywell International Inc.	$18,056,337
80,000	Precision Castparts Corp.	11,340,000
21,800	Rockwell Collins Inc.	1,404,792
220,998	United Technologies Corp.	18,462,172

	Total Aerospace & Defense	75,773,763

Air Freight & Logistics — 1.6%
253,300	Expeditors International of Washington Inc.	12,107,740
176,330	FedEx Corp.	15,873,227
66,900	HUB Group Inc., Class A Shares*	2,338,824
71,700	UTi Worldwide Inc.	1,426,830

	Total Air Freight & Logistics	31,746,621

Airlines — 0.1%
31,500	Alaska Air Group Inc.*	1,872,675

Building Products — 0.1%
37,600	Lennox International Inc.	1,823,600

Commercial Services & Supplies — 0.1%
43,800	Waste Connections Inc.	1,269,762

Construction & Engineering — 0.2%
87,000	Chicago Bridge & Iron Co. NV, Class NY Shares*	3,090,240
38,200	Foster Wheeler AG*	1,381,312

	Total Construction & Engineering	4,471,552

Electrical Equipment — 1.4%
106,350	AMETEK Inc.	4,461,383
51,100	Cooper Industries PLC	3,288,285
328,010	Emerson Electric Co.	19,569,076

	Total Electrical Equipment	27,318,744

Industrial Conglomerates — 1.6%
1,390,048	General Electric Co.	29,079,804
63,600	McDermott International Inc.*	1,459,620

	Total Industrial Conglomerates	30,539,424

Machinery — 2.5%
32,200	CNH Global NV*	1,560,090
150,075	Cummins Inc.	15,175,584
130,346	Eaton Corp.	14,439,730
61,600	Ingersoll-Rand PLC	2,790,480
28,500	Navistar International Corp.*	1,766,430
47,400	Pall Corp.	2,576,664
112,000	Parker Hannifin Corp.	9,988,160

	Total Machinery	48,297,138

Professional Services — 0.1%
33,300	IHS Inc., Class A Shares*	2,787,210

Road & Rail — 1.4%
228,500	CSX Corp.	17,059,810
113,487	Union Pacific Corp.	10,827,795

	Total Road & Rail	27,887,605

Trading Companies & Distributors — 0.2%
23,400	MSC Industrial Direct Co., Class A Shares	1,478,646

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

INDUSTRIALS — 13.2% — (continued)
Trading Companies & Distributors — 0.2% — (continued)

24,700	WESCO International Inc.*	$1,438,034

	Total Trading Companies & Distributors	2,916,680

	TOTAL INDUSTRIALS	256,704,774

INFORMATION TECHNOLOGY — 31.8%
Communications Equipment — 6.2%
56,900	Adtran Inc.	2,587,812
1,222,450	Cisco Systems Inc.*	22,688,672
83,478	F5 Networks Inc.*	9,851,239
343,000	Juniper Networks Inc.*	15,092,000
250,400	Polycom Inc.*	11,969,120
981,150	QUALCOMM Inc.	58,456,917

	Total Communications Equipment	120,645,760

Computers & Peripherals — 7.3%
278,984	Apple Inc.*	98,539,938
1,081,750	EMC Corp.*	29,434,417
309,450	Hewlett-Packard Corp.	13,501,304
37,200	NetApp Inc.*	1,921,752

	Total Computers & Peripherals	143,397,411

Electronic Equipment, Instruments & Components — 1.1%
320,800	Agilent Technologies Inc.*	13,499,264
49,800	Amphenol Corp., Class A Shares	2,862,504
89,500	Jabil Circuit Inc.	1,917,985
62,500	Tyco Electronics Ltd.	2,252,500

	Total Electronic Equipment, Instruments & Components	20,532,253

Internet Software & Services — 4.0%
107,200	Baidu.com Inc., ADR*	12,988,352
88,000	Google Inc., Class A Shares*	53,979,200
295,500	Verisign Inc.	10,428,195

	Total Internet Software & Services	77,395,747

IT Services — 3.9%
27,100	Alliance Data Systems Corp.(a)*	2,133,854
92,700	Cognizant Technology Solutions Corp., Class A Shares*	7,125,849
70,310	International Business Machines Corp.	11,381,783
77,200	Mastercard Inc., Class A Shares	18,571,232
256,900	Teradata Corp.*	12,284,958
57,100	VeriFone Systems Inc.*	2,594,624
287,300	Visa Inc., Class A Shares	20,987,265

	Total IT Services	75,079,565

Semiconductors & Semiconductor Equipment — 2.9%
37,300	Analog Devices Inc.	1,487,524
262,767	ARM Holdings PLC, ADR(a)	7,953,957
36,400	Broadcom Corp., Class A Shares	1,500,408
709,000	Intel Corp.	15,222,230
696,707	Marvell Technology Group Ltd.*	12,735,804
630,700	Micron Technology Inc.*	7,019,691
133,200	ON Semiconductor Corp.*	1,485,180
173,500	RF Micro Devices Inc.*	1,301,250
161,200	Skyworks Solutions Inc.*	5,793,528
127,400	TriQuint Semiconductor Inc.*	1,815,450

	Total Semiconductors & Semiconductor Equipment	56,315,022

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 31.8% — (continued)

Software — 6.4%
450,000	Adobe Systems Inc.*	$15,525,000
55,900	Ariba Inc.*	1,730,105
33,600	Check Point Software Technologies Ltd.*	1,674,624
127,400	Citrix Systems Inc.*	8,938,384
408,500	Intuit Inc.*	21,478,930
590,300	Microsoft Corp.	15,690,174
1,183,200	Oracle Corp.	38,927,280
53,000	Rovi Corp.*	2,937,260
67,400	Salesforce.com Inc.*	8,914,998
94,960	VMware Inc., Class A Shares*	7,943,404

	Total Software	123,760,159

	TOTAL INFORMATION TECHNOLOGY	617,125,917

MATERIALS — 2.5%
Chemicals — 1.6%
176,340	Air Products & Chemicals Inc.	16,223,280
219,300	Syngenta AG, ADR	14,763,276

	Total Chemicals	30,986,556

Containers & Packaging — 0.1%
51,900	Crown Holdings Inc.*	1,997,112

Metals & Mining — 0.8%
21,800	Allegheny Technologies Inc.	1,462,344
249,920	Freeport-McMoRan Copper & Gold Inc.	13,233,264

	Total Metals & Mining	14,695,608

	TOTAL MATERIALS	47,679,276

TELECOMMUNICATION SERVICES — 1.9%
Wireless Telecommunication Services — 1.9%
272,507	American Tower Corp., Class A Shares*	14,704,478
487,500	Crown Castle International Corp.*	20,548,125
58,600	NII Holdings Inc.*	2,400,256

	Total Wireless Telecommunication Services	37,652,859

	TOTAL TELECOMMUNICATION SERVICES	37,652,859

	TOTAL COMMON STOCKS (Cost — $1,372,351,392)	1,879,130,969

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,372,351,392)	1,879,130,969

Face
Amount

SHORT-TERM INVESTMENTS (b) — 5.0%
MONEY MARKET FUND — 1.9%
36,087,647	The AIM STIT – Liquid Assets Portfolio(c) (Cost — $36,087,647)	36,087,647

TIME DEPOSITS — 3.0%
3,710	BBH – Grand Cayman, 0.030% due 3/1/11	3,710
59,059,754	HSBC Bank – Grand Cayman, 0.030% due 3/1/11	59,059,754
838,732	Wells Fargo – Grand Cayman, 0.030% due 3/1/11	838,732

	TOTAL TIME DEPOSITS (Cost — $59,902,196)	59,902,196

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Face
Amount	Security	Value

U.S. GOVERNMENT AGENCY — 0.1%
1,380,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.070% due 3/1/11(d) (Cost — $1,379,997)	$1,379,997

	TOTAL SHORT-TERM INVESTMENTS (Cost — $97,369,840)	97,369,840

	TOTAL INVESTMENTS — 101.7% (Cost — $1,469,721,232#)	1,976,500,809

	Liabilities in Excess of Other Assets — (1.7)%	(33,431,040)

	TOTAL NET ASSETS — 100.0%	$1,943,069,769

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.2%.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector

Information Technology	31.2%
Consumer Discretionary	17.5
Industrials	13.0
Energy	10.9
Health Care	10.3
Financials	5.9
Materials	2.4
Consumer Staples	2.0
Telecommunication Services	1.9
Short-Term Investments	4.9

100.0%

As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 95.5%
CONSUMER DISCRETIONARY — 5.4%
Distributors — 0.5%
123,310	Genuine Parts Co.	$6,497,204

Diversified Consumer Services — 0.2%
170,500	H&R Block Inc.	2,589,895

Household Durables — 0.1%
27,000	Mohawk Industries Inc.*	1,568,970

Leisure Equipment & Products — 0.2%
87,800	Mattel Inc.	2,200,268

Media — 1.7%
342,499	Comcast Corp., Class A Shares	8,822,774
45,200	Omnicom Group Inc.	2,300,680
363,200	Time Warner Inc.	13,874,241

	Total Media	24,997,695

Multiline Retail — 1.5%
134,324	Kohl’s Corp.*	7,238,720
245,000	Target Corp.	12,874,750

	Total Multiline Retail	20,113,470

Specialty Retail — 0.3%
141,655	Best Buy Co., Inc.	4,566,957

Textiles, Apparel & Luxury Goods — 0.9%
132,896	V. F. Corp.(a)	12,714,160

	TOTAL CONSUMER DISCRETIONARY	75,248,619

CONSUMER STAPLES — 10.1%
Beverages — 1.1%
79,500	Diageo PLC, ADR	6,221,670
135,697	PepsiCo Inc.	8,605,904

	Total Beverages	14,827,574

Food & Staples Retailing — 1.5%
494,694	CVS/Caremark Corp.	16,354,584
129,900	Kroger Co.	2,974,710
51,100	Sysco Corp.	1,420,069

	Total Food & Staples Retailing	20,749,363

Food Products — 4.5%
539,229	Archer-Daniels-Midland Co.	20,048,533
52,300	Campbell Soup Co.(a)	1,760,418
148,600	HJ Heinz Co.	7,462,692
336,050	Kraft Foods Inc., Class A Shares	10,699,832
122,000	Ralcorp Holdings Inc.*	7,911,700
479,300	Unilever NV, NY Registered Shares	14,494,032

	Total Food Products	62,377,207

Household Products — 1.4%
297,703	Kimberly-Clark Corp.	19,618,628

Tobacco — 1.6%
419,680	Altria Group Inc.	10,647,282
115,650	Philip Morris International Inc.	7,260,507

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

CONSUMER STAPLES — 10.1% — (continued)
Tobacco — 1.6% — (continued)

124,500	Reynolds American Inc.	$4,272,840

	Total Tobacco	22,180,629

	TOTAL CONSUMER STAPLES	139,753,401

ENERGY — 15.3%
Energy Equipment & Services — 3.7%
164,404	Diamond Offshore Drilling Inc.(a)	12,861,325
265,000	Halliburton Co.	12,439,100
79,700	Nabors Industries Ltd.*	2,269,059
259,029	National-Oilwell Varco Inc.	20,610,937
61,700	Pride International Inc.*	2,561,167

	Total Energy Equipment & Services	50,741,588

Oil, Gas & Consumable Fuels — 11.6%
182,300	Apache Corp.	22,718,226
152,800	Chesapeake Energy Corp.	5,441,208
320,500	Chevron Corp.	33,251,874
19,000	Cimarex Energy Co.	2,206,470
392,200	ConocoPhillips	30,540,614
140,000	Devon Energy Corp.	12,801,600
24,938	Exxon Mobil Corp.	2,132,947
192,060	Hess Corp.	16,714,982
271,133	Marathon Oil Corp.	13,448,197
56,767	Murphy Oil Corp.	4,174,078
51,500	Range Resources Corp.	2,796,450
61,300	Royal Dutch Shell PLC, Class A Shares, ADR	4,428,925
56,900	Southwestern Energy Co.*	2,246,412
147,800	Total SA, ADR	9,060,140

	Total Oil, Gas & Consumable Fuels	161,962,123

	TOTAL ENERGY	212,703,711

FINANCIALS — 14.8%
Capital Markets — 2.0%
69,500	Ameriprise Financial Inc.	4,400,740
270,000	Bank of New York Mellon Corp. (The)	8,205,300
51,850	Goldman Sachs Group Inc. (The)	8,491,993
160,600	State Street Corp.	7,182,032

	Total Capital Markets	28,280,065

Commercial Banks — 1.9%
98,250	HSBC Holdings PLC, ADR	5,412,593
139,840	PNC Financial Services Group Inc.	8,628,128
386,171	Wells Fargo & Co.	12,457,876

	Total Commercial Banks	26,498,597

Consumer Finance — 0.6%
161,355	Capital One Financial Corp.	8,030,638

Diversified Financial Services — 1.3%
545,509	Bank of America Corp.	7,795,324
216,900	JPMorgan Chase & Co.	10,127,061

	Total Diversified Financial Services	17,922,385

Insurance — 6.7%
130,000	ACE Ltd.	8,222,500
10,635	Alleghany Corp.*	3,623,876
23,000	Allied World Assurance Co. Holdings Ltd.	1,419,330

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 14.8% — (continued)
Insurance — 6.7% — (continued)

474,127	Allstate Corp. (The)	$15,067,756
63,597	AON Corp.	3,347,746
25,200	Arch Capital Group Ltd.*	2,280,600
171,100	Fidelity National Financial Inc., Class A Shares	2,369,735
540,800	MetLife Inc.	25,612,289
124,200	Progressive Corp. (The)	2,587,086
316,570	Travelers Cos., Inc. (The)	18,972,040
56,200	W.R. Berkley Corp.	1,683,190
220,000	Willis Group Holdings PLC	8,555,800

	Total Insurance	93,741,948

Real Estate Investment Trusts (REITs) — 1.7%
561,300	Annaly Capital Management Inc.	10,064,109
168,770	HCP Inc.	6,413,260
122,870	Health Care REIT Inc.	6,416,271

	Total Real Estate Investment Trusts (REITs)	22,893,640

Thrifts & Mortgage Finance — 0.6%
316,600	Hudson City Bancorp Inc.	3,640,900
221,100	New York Community Bancorp Inc.(a)	4,125,726

	Total Thrifts & Mortgage Finance	7,766,626

	TOTAL FINANCIALS	205,133,899

HEALTH CARE — 13.0%
Health Care Equipment & Supplies — 3.4%
244,800	Baxter International Inc.	13,011,120
140,000	Hospira Inc.*	7,399,000
424,000	Medtronic Inc.	16,926,080
206,583	St. Jude Medical Inc.*	9,891,194

	Total Health Care Equipment & Supplies	47,227,394

Health Care Providers & Services — 2.1%
240,000	Aetna Inc.	8,966,400
63,400	CIGNA Corp.	2,667,238
96,000	McKesson Corp.	7,610,880
13,300	Quest Diagnostics Inc.	754,775
197,500	UnitedHealth Group Inc.	8,409,550

	Total Health Care Providers & Services	28,408,843

Pharmaceuticals — 7.5%
275,000	Abbott Laboratories	13,227,500
120,270	AstraZeneca PLC, ADR(a)	5,913,676
236,000	Bristol-Myers Squibb Co.	6,091,160
375,510	Eli Lilly & Co.	12,977,626
101,700	GlaxoSmithKline PLC, ADR(a)	3,926,637
297,510	Johnson & Johnson	18,279,014
199,005	Merck & Co., Inc.	6,481,593
1,310,700	Pfizer Inc.	25,217,868
116,300	Sanofi-Aventis SA, ADR	4,021,654
160,000	Teva Pharmaceutical Industries Ltd., ADR	8,016,000

	Total Pharmaceuticals	104,152,728

	TOTAL HEALTH CARE	179,788,965

INDUSTRIALS — 10.9%
Aerospace & Defense — 3.7%
88,000	Boeing Co. (The)	6,336,880
117,600	General Dynamics Corp.	8,951,712

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

INDUSTRIALS — 10.9% — (continued)
Aerospace & Defense — 3.7% — (continued)

223,000	Honeywell International Inc.	$12,913,931
39,800	L-3 Communications Holdings Inc.(a)	3,155,742
51,200	Lockheed Martin Corp.	4,052,992
62,700	Northrop Grumman Corp.	4,180,836
10,100	Rockwell Collins Inc.	650,844
69,500	Spirit Aerosystems Holdings Inc., Class A Shares*	1,806,305
98,600	United Technologies Corp.	8,237,044

	Total Aerospace & Defense	50,286,286

Commercial Services & Supplies — 0.6%
64,100	Cintas Corp.	1,802,492
88,300	Pitney Bowes Inc.(a)	2,223,394
221,200	R.R. Donnelley & Sons Co.	4,118,744

	Total Commercial Services & Supplies	8,144,630

Construction & Engineering — 0.8%
57,500	Jacobs Engineering Group Inc.*	2,878,450
254,000	KBR Inc.	8,331,200

	Total Construction & Engineering	11,209,650

Electrical Equipment — 0.9%
11,400	Acuity Brands Inc.(a)	644,328
135,000	Cooper Industries PLC	8,687,250
49,500	Hubbell Inc., Class B Shares	3,341,745

	Total Electrical Equipment	12,673,323

Industrial Conglomerates — 1.9%
71,390	3M Co.	6,584,300
963,630	General Electric Co.	20,159,139

	Total Industrial Conglomerates	26,743,439

Machinery — 0.8%
195,002	Danaher Corp.	9,867,101
11,000	Flowserve Corp.	1,374,670

	Total Machinery	11,241,771

Professional Services — 0.6%
7,900	Dun & Bradstreet Corp.	638,320
75,700	Equifax Inc.	2,706,275
25,800	Manpower Inc.	1,638,300
45,400	Towers Watson & Co., Class A Shares	2,669,520

	Total Professional Services	7,652,415

Road & Rail — 1.6%
200,000	Norfolk Southern Corp.	13,116,000
27,300	Ryder System Inc.	1,305,759
85,000	Union Pacific Corp.	8,109,850

	Total Road & Rail	22,531,609

	TOTAL INDUSTRIALS	150,483,123

INFORMATION TECHNOLOGY — 13.4%
Communications Equipment — 1.6%
322,402	Cisco Systems Inc.*	5,983,781
83,400	Harris Corp.	3,891,444
300,000	Motorola Mobility Holdings Inc.*	9,060,000
421,750	Nokia Corp., ADR(a)	3,639,703

	Total Communications Equipment	22,574,928

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 13.4% — (continued)

Computers & Peripherals — 0.2%
69,600	Lexmark International Inc., Class A Shares*	$2,612,088

Electronic Equipment, Instruments & Components — 2.7%
87,100	Arrow Electronics Inc.*	3,414,320
88,300	Avnet Inc.*	3,020,743
615,000	Corning Inc.	14,181,900
1,700,000	Flextronics International Ltd.*	13,753,000
153,000	Ingram Micro Inc., Class A Shares*	3,049,290

	Total Electronic Equipment, Instruments & Components	37,419,253

Internet Software & Services — 0.1%
27,000	Open Text Corp.(a)*	1,590,840

IT Services — 3.3%
170,000	Computer Sciences Corp.	8,182,100
127,000	DST Systems Inc.	6,477,000
65,473	International Business Machines Corp.	10,598,769
141,000	SAIC Inc.*	2,303,940
139,400	Total System Services Inc.(a)	2,474,350
759,200	Western Union Co. (The)	16,694,808

	Total IT Services	46,730,967

Office Electronics — 0.3%
338,500	Xerox Corp.	3,638,875

Semiconductors & Semiconductor Equipment — 3.4%
63,300	Analog Devices Inc.	2,524,404
937,900	Applied Materials Inc.	15,409,696
622,050	Intel Corp.	13,355,414
217,189	Marvell Technology Group Ltd.*	3,970,215
138,800	National Semiconductor Corp.	2,151,400
805,000	ON Semiconductor Corp.*	8,975,750

	Total Semiconductors & Semiconductor Equipment	46,386,879

Software — 1.8%
576,424	Microsoft Corp.	15,321,350
231,261	Oracle Corp.	7,608,487
82,100	Synopsys Inc.*	2,275,812

	Total Software	25,205,649

	TOTAL INFORMATION TECHNOLOGY	186,159,479

MATERIALS — 3.5%
Chemicals — 1.3%
135,000	EI Du Pont de Nemours & Co.	7,407,450
36,900	Lubrizol Corp.	4,017,303
66,805	PPG Industries Inc.	5,904,226

	Total Chemicals	17,328,979

Containers & Packaging — 0.6%
270,000	Owens-Illinois Inc.*	8,232,300

Metals & Mining — 1.6%
177,484	Freeport-McMoRan Copper & Gold Inc.	9,397,778
228,000	United States Steel Corp.(a)	13,107,720

	Total Metals & Mining	22,505,498

	TOTAL MATERIALS	48,066,777

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

TELECOMMUNICATION SERVICES — 5.1%
Diversified Telecommunication Services — 3.1%
650,590	AT&T Inc.	$18,463,744
87,900	CenturyLink Inc.(a)	3,619,722
548,760	Verizon Communications Inc.	20,260,219

	Total Diversified Telecommunication Services	42,343,685

Wireless Telecommunication Services — 2.0%
2,890,000	Sprint Nextel Corp.*	12,629,300
540,700	Vodafone Group PLC, ADR	15,474,834

	Total Wireless Telecommunication Services	28,104,134

	TOTAL TELECOMMUNICATION SERVICES	70,447,819

UTILITIES — 4.0%
Electric Utilities — 2.5%
230,000	American Electric Power Co., Inc.	8,229,400
103,800	Edison International	3,853,056
97,100	Entergy Corp.	6,913,520
118,200	NextEra Energy Inc.	6,556,554
290,300	PPL Corp.	7,382,329
54,100	Westar Energy Inc.(a)	1,406,600

	Total Electric Utilities	34,341,459

Multi-Utilities — 1.3%
137,600	Ameren Corp.	3,847,296
154,920	Dominion Resources Inc.	7,069,000
27,700	DTE Energy Co.	1,304,116
49,100	OGE Energy Corp.(a)	2,361,710
46,700	SCANA Corp.	1,890,416
89,900	Xcel Energy Inc.	2,152,206

	Total Multi-Utilities	18,624,744

Water Utilities — 0.2%
88,700	American Water Works Co., Inc.	2,460,538

	TOTAL UTILITIES	55,426,741

	TOTAL COMMON STOCKS (Cost — $1,060,212,655)	1,323,212,534

WARRANTS — 0.5%
FINANCIALS — 0.5%
Diversified Financial Services — 0.5%
800,000	Bank of America Corp., expires 1/16/19*	6,464,000

	TOTAL WARRANTS (Cost — $7,164,284)	6,464,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,067,376,939)	1,329,676,534

Face
Amount

SHORT-TERM INVESTMENTS (b) — 8.6%
MONEY MARKET FUND — 4.6%
64,007,250	The AIM STIT – Liquid Assets Portfolio(c) (Cost — $64,007,250)	64,007,250

TIME DEPOSITS — 4.0%
25,590,381	Bank of America – Toronto, 0.030% due 3/1/11	25,590,381
23,871,461	BBH – Grand Cayman, 0.030% due 3/1/11	23,871,461

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Face
Amount	Security	Value

TIME DEPOSITS — 4.0% — (continued)

5,319,609	HSBC Bank – Grand Cayman, 0.030% due 3/1/11	$5,319,609

	TOTAL TIME DEPOSITS (Cost — $54,781,451)	54,781,451

	TOTAL SHORT-TERM INVESTMENTS (Cost — $118,788,701)	118,788,701

	TOTAL INVESTMENTS — 104.6% (Cost — $1,186,165,640#)	1,448,465,235

	Liabilities in Excess of Other Assets — (4.6)%	(64,082,541)

	TOTAL NET ASSETS — 100.0%	$1,384,382,694

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.0%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector

Energy	14.7%
Financials	14.6
Information Technology	12.9
Health Care	12.4
Industrials	10.4
Consumer Staples	9.6
Consumer Discretionary	5.2
Telecommunication Services	4.9
Utilities	3.8
Materials	3.3
Short-Term Investments	8.2

100.0%

As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 96.7%
CONSUMER DISCRETIONARY — 17.5%
Auto Components — 2.7%
140,500	Tenneco Inc.*	$5,603,140
203,500	Westport Innovations Inc.(a)*	3,738,295

	Total Auto Components	9,341,435

Diversified Consumer Services — 4.2%
111,500	ChinaCast Education Corp.(a)*	732,555
53,800	Coinstar Inc.(a)*	2,296,184
158,300	Grand Canyon Education Inc.*	2,545,464
50,530	Sotheby’s	2,487,087
478,500	Stewart Enterprises Inc., Class A Shares(a)	3,646,169
246,070	Xueda Education Group, ADR*	2,313,058

	Total Diversified Consumer Services	14,020,517

Hotels, Restaurants & Leisure — 3.4%
144,100	Boyd Gaming Corp.(a)*	1,540,429
38,700	CEC Entertainment Inc.*	1,497,303
54,600	Cheesecake Factory Inc. (The)(a)*	1,585,584
157,900	Pinnacle Entertainment Inc.*	2,073,227
50,600	Red Robin Gourmet Burgers Inc.*	1,207,316
217,900	Shuffle Master Inc.*	2,050,439
28,800	Six Flags Entertainment Corp.	1,795,968

	Total Hotels, Restaurants & Leisure	11,750,266

Household Durables — 0.8%
108,200	Deer Consumer Products Inc.(a)*	1,192,364
149,300	Kid Brands Inc.*	1,397,448

	Total Household Durables	2,589,812

Media — 1.3%
107,500	MDC Partners Inc., Class A Shares	1,865,125
101,400	Rentrak Corp.*	2,680,002

	Total Media	4,545,127

Specialty Retail — 3.3%
61,500	Aaron’s Inc.	1,447,710
61,000	AnnTaylor Stores Corp.*	1,415,810
274,059	Bebe Stores Inc.	1,616,948
148,680	Express Inc.(a)	2,673,267
42,100	Genesco Inc.*	1,663,792
138,600	Lentuo International Inc., ADR*	709,632
50,100	Vitamin Shoppe Inc.*	1,742,979

	Total Specialty Retail	11,270,138

Textiles, Apparel & Luxury Goods — 1.8%
111,600	China Xiniya Fashion Ltd., ADR(a)*	510,012
29,400	Lululemon Athletica Inc.(a)*	2,281,146
92,600	Timberland Co. (The), Class A Shares*	3,420,644

	Total Textiles, Apparel & Luxury Goods	6,211,802

	TOTAL CONSUMER DISCRETIONARY	$59,729,097

CONSUMER STAPLES — 1.1%
Beverages — 0.7%
83,400	China New Borun Corp., ADR(a)*	1,035,828
106,800	Primo Water Corp.(a)*	1,364,904

	Total Beverages	2,400,732

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

CONSUMER STAPLES — 1.1% — (continued)

Food & Staples Retailing — 0.1%
65,500	QKL Stores Inc.(a)*	$198,465

Food Products — 0.3%
22,900	Diamond Foods Inc.(a)	1,166,755

	TOTAL CONSUMER STAPLES	3,765,952

ENERGY — 9.1%
Energy Equipment & Services — 5.8%
121,080	Exterran Holdings Inc.(a)*	2,748,516
29,950	Oil States International Inc.*	2,180,061
114,200	Patterson UTI Energy Inc.	3,122,228
165,100	Pioneer Drilling Co.*	1,868,932
86,100	Rowan Cos., Inc.*	3,673,887
165,700	Superior Energy Services Inc.*	6,347,967

	Total Energy Equipment & Services	19,941,591

Oil, Gas & Consumable Fuels — 3.3%
48,060	Alpha Natural Resources Inc.(a)*	2,605,813
327,000	China Integrated Energy Inc.(a)*	2,060,100
44,050	Holly Corp.(a)	2,517,017
300,300	International Coal Group Inc.*	2,963,961
23,900	Petroleum Development Corp.*	1,121,627

	Total Oil, Gas & Consumable Fuels	11,268,518

	TOTAL ENERGY	31,210,109

FINANCIALS — 3.2%
Capital Markets — 1.5%
180,550	FXCM Inc., Class A Shares(a)*	2,054,659
34,075	Greenhill & Co., Inc.(a)	2,447,607
42,740	Noah Holdings Ltd., ADR(a)*	553,910

	Total Capital Markets	5,056,176

Commercial Banks — 0.6%
81,900	East-West Bancorp Inc.	1,901,718

Insurance — 0.4%
129,200	Fortegra Financial Corp.*	1,472,880

Real Estate Investment Trusts (REITs) — 0.7%
34,000	LaSalle Hotel Properties	959,140
85,766	Sabra Healthcare REIT Inc.	1,579,810

	Total Real Estate Investment Trusts (REITs)	2,538,950

	TOTAL FINANCIALS	10,969,724

HEALTH CARE — 16.7%
Biotechnology — 4.0%
30,630	Alexion Pharmaceuticals Inc.*	2,949,056
254,800	Allos Therapeutics Inc.(a)*	851,032
176,600	Amylin Pharmaceuticals Inc.*	2,701,980
35,000	Cephalon Inc.(a)*	1,970,850
119,200	Savient Pharmaceuticals Inc.(a)*	1,149,088
58,100	United Therapeutics Corp.*	3,917,683

	Total Biotechnology	13,539,689

Health Care Equipment & Supplies — 5.8%
153,000	American Medical Systems Holdings Inc.(a)*	3,352,230
123,250	Arthrocare Corp.*	4,250,893
101,138	Immucor Inc.*	1,969,157

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

HEALTH CARE — 16.7% — (continued)
Health Care Equipment & Supplies — 5.8% — (continued)

102,100	Masimo Corp.	$3,077,294
81,930	Orthofix International NV*	2,588,988
65,700	Quidel Corp.(a)*	864,612
352,800	Spectranetics Corp.*	1,700,496
50,400	Zoll Medical Corp.*	2,332,512

	Total Health Care Equipment & Supplies	20,136,182

Health Care Providers & Services — 3.3%
34,100	ePocrates Inc.(a)*	739,970
336,000	Health Management Associates Inc., Class A Shares*	3,360,000
66,500	Health Net Inc.*	1,956,430
30,200	Mednax Inc.*	1,960,886
97,166	Sun Healthcare Group Inc.*	1,428,340
91,100	Team Health Holdings Inc.*	1,684,439

	Total Health Care Providers & Services	11,130,065

Health Care Technology — 0.5%
124,300	MedAssets Inc.*	1,761,331

Life Sciences Tools & Services — 2.0%
14,817	Dionex Corp.*	1,745,739
76,800	Fluidigm Corp.(a)*	1,085,184
130,200	ICON PLC, ADR*	2,589,678
58,700	PerkinElmer Inc.	1,555,550

	Total Life Sciences Tools & Services	6,976,151

Pharmaceuticals — 1.1%
245,200	Questcor Pharmaceuticals Inc.*	3,177,792
144,100	Santarus Inc.*	459,679

	Total Pharmaceuticals	3,637,471

	TOTAL HEALTH CARE	57,180,889

INDUSTRIALS — 15.4%
Aerospace & Defense — 2.3%
28,500	Aerovironment Inc.*	826,785
166,650	Hexcel Corp.*	3,091,358
46,440	Triumph Group Inc.	4,021,239

	Total Aerospace & Defense	7,939,382

Commercial Services & Supplies — 1.5%
129,700	Geo Group Inc. (The)*	3,298,271
96,520	Higher One Holdings Inc.(a)*	1,813,611

	Total Commercial Services & Supplies	5,111,882

Machinery — 6.5%
62,100	CLARCOR Inc.	2,554,794
137,300	Colfax Corp.*	3,045,314
39,830	Gardner Denver Inc.	2,913,166
70,626	Robbins & Myers Inc.	3,010,786
311,900	Shengkai Innovations Inc.(a)(b)*	1,755,997
96,800	Titan International Inc.	2,325,136
170,700	Wabash National Corp.*	1,778,694
51,200	WABCO Holdings Inc.*	2,991,616
31,500	Wabtec Corp.	1,787,940

	Total Machinery	22,163,443

Professional Services — 0.6%
73,750	Huron Consulting Group Inc.*	2,051,725

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

INDUSTRIALS — 15.4% — (continued)

Road & Rail — 3.9%
230,800	Avis Budget Group Inc.*	$3,535,856
148,700	Heartland Express Inc.	2,466,933
71,100	J.B. Hunt Transport Services Inc.	2,958,471
51,050	Old Dominion Freight Line Inc.*	1,571,319
104,900	Roadrunner Transportation Systems Inc.*	1,478,041
82,900	Saia Inc.*	1,250,132

	Total Road & Rail	13,260,752

Trading Companies & Distributors — 0.6%
32,200	Watsco Inc.	2,079,476

	TOTAL INDUSTRIALS	52,606,660

INFORMATION TECHNOLOGY — 31.3%
Communications Equipment — 2.7%
21,200	ADTRAN Inc.	964,176
42,200	Aruba Networks Inc.(a)*	1,284,990
267,300	Brocade Communications Systems Inc.*	1,702,701
139,700	Oclaro Inc.(a)*	2,462,911
15,700	Oplink Communications Inc.*	427,197
58,500	Riverbed Technology Inc.*	2,415,465

	Total Communications Equipment	9,257,440

Computers & Peripherals — 0.5%
85,500	STEC Inc.(a)*	1,746,765

Electronic Equipment, Instruments & Components — 0.8%
66,400	eMagin Corp.*	547,136
85,100	LeCroy Corp.*	1,194,804
51,200	NeoPhotonics Corp.*	939,520

	Total Electronic Equipment, Instruments & Components	2,681,460

Internet Software & Services — 7.1%
128,200	Dice Holdings Inc.*	1,760,186
111,250	Digital River Inc.*	3,735,775
136,200	IntraLinks Holdings Inc.*	3,839,478
305,000	KIT Digital Inc.(a)*	3,968,050
114,100	Mediamind Technologies Inc.*	1,549,478
27,900	Rackspace Hosting Inc.*	1,029,789
108,900	SAVVIS Inc.*	3,538,161
213,200	Velti PLC(a)*	2,886,728
36,450	VistaPrint NV*	1,866,605

	Total Internet Software & Services	24,174,250

IT Services — 1.0%
148,700	Acxiom Corp.*	2,548,718
16,700	Syntel Inc.	879,255

	Total IT Services	3,427,973

Semiconductors & Semiconductor Equipment — 7.0%
119,950	ATMI Inc.*	2,187,888
89,275	Cavium Networks Inc.(a)*	3,854,894
87,200	Cypress Semiconductor Corp.*	1,827,712
176,300	Entropic Communications Inc.(a)*	1,632,538
27,550	EZchip Semiconductor Ltd.*	828,704
130,300	Intersil Corp., Class A Shares	1,666,537
38,100	Netlogic Microsystems Inc.*	1,576,959
55,100	Omnivision Technologies Inc.*	1,687,162
209,700	RF Micro Devices Inc.*	1,572,750

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 31.3% — (continued)
Semiconductors & Semiconductor Equipment — 7.0% — (continued)

134,000	TriQuint Semiconductor Inc.*	$1,909,500
43,650	Varian Semiconductor Equipment Associates Inc.*	2,082,542
28,100	Veeco Instruments Inc.(a)*	1,336,998
79,800	Volterra Semiconductor Corp.*	2,013,354

	Total Semiconductors & Semiconductor Equipment	24,177,538

Software — 12.2%
15,400	ANSYS Inc.*	867,328
137,700	Aspen Technology Inc.*	2,097,171
330,800	Cadence Design Systems Inc.*	3,291,460
147,300	CommVault Systems Inc.*	5,380,868
46,200	Concur Technologies Inc.*	2,403,786
99,200	Fortinet Inc.(a)*	4,051,328
67,300	Informatica Corp.*	3,163,773
32,300	MICROS Systems Inc.*	1,538,772
143,851	Net 1 UEPS Technologies Inc.*	1,467,280
230,500	Nuance Communications Inc.*	4,301,130
15,300	Opnet Technologies Inc.	521,424
27,900	Pegasystems Inc.(a)	1,123,812
70,200	Radiant Systems Inc.*	1,203,930
88,200	RealPage Inc.*	2,187,360
51,975	Red Hat Inc.*	2,145,528
113,950	SolarWinds Inc.*	2,558,178
52,600	SuccessFactors Inc.*	1,888,866
33,700	Ultimate Software Group Inc.*	1,800,928

	Total Software	41,992,922

	TOTAL INFORMATION TECHNOLOGY	107,458,348

MATERIALS — 2.4%
Chemicals — 2.2%
64,300	Kraton Performance Polymers Inc.*	2,205,490
180,700	Solutia Inc.*	4,194,047
174,300	Yongye International Inc.(a)*	1,319,452

	Total Chemicals	7,718,989

Metals & Mining — 0.2%
104,900	China Gerui Advanced Materials Group Ltd.(a)*	573,803

	TOTAL MATERIALS	8,292,792

	TOTAL COMMON STOCKS (Cost — $228,630,531)	331,213,571

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $228,630,531)	331,213,571

Face
Amount

SHORT-TERM INVESTMENTS (c) — 18.2%
MONEY MARKET FUND — 15.5%
52,772,111	The AIM STIT – Liquid Assets Portfolio(d) (Cost — $52,772,111)	52,772,111

TIME DEPOSITS — 2.7%
4,826,152	Bank of America – Toronto, 0.030% due 3/1/11	4,826,152

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Face
Amount	Security	Value

TIME DEPOSITS — 2.7% — (continued)

4,549,244	BBH – Grand Cayman, 0.030% due 3/1/11	$4,549,244

	TOTAL TIME DEPOSITS (Cost — $9,375,396)	9,375,396

	TOTAL SHORT-TERM INVESTMENTS (Cost — $62,147,507)	62,147,507

	TOTAL INVESTMENTS — 114.9% (Cost — $290,778,038#)	393,361,078

	Liabilities in Excess of Other Assets — (14.9)%	(51,094,466)

	TOTAL NET ASSETS — 100.0%	$342,266,612

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.7%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector

Information Technology	27.3%
Consumer Discretionary	15.2
Health Care	14.5
Industrials	13.4
Energy	7.9
Financials	2.8
Materials	2.1
Consumer Staples	1.0
Short-Term Investments	15.8

100.0%

As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 94.2%
CONSUMER DISCRETIONARY — 13.8%
Auto Components — 1.3%
9,500	Autoliv Inc.	$711,455
196,012	Modine Manufacturing Co.*	2,900,978

	Total Auto Components	3,612,433

Automobiles — 1.1%
92,027	Thor Industries Inc.	3,058,977

Diversified Consumer Services — 0.5%
132,300	Service Corp. International	1,442,070

Hotels, Restaurants & Leisure — 1.1%
26,200	Brinker International Inc.	619,368
18,500	CEC Entertainment Inc.*	715,765
31,500	International Speedway Corp., Class A Shares	873,180
31,700	Jack in the Box Inc.*	697,400

	Total Hotels, Restaurants & Leisure	2,905,713

Household Durables — 0.3%
31,900	MDC Holdings Inc.	837,375

Leisure Equipment & Products — 1.7%
149,299	Brunswick Corp.	3,438,356
60,700	Sturm Ruger & Co., Inc.	1,096,242

	Total Leisure Equipment & Products	4,534,598

Media — 0.8%
52,700	Cinemark Holdings Inc.	1,058,216
33,900	Meredith Corp.(a)	1,195,314

	Total Media	2,253,530

Multiline Retail — 0.2%
16,000	Big Lots Inc.*	656,480

Specialty Retail — 5.5%
44,800	Aaron’s Inc.	1,054,592
30,900	Bebe Stores Inc.	182,310
24,900	Buckle Inc. (The)(a)	973,341
32,300	Cato Corp. (The), Class A Shares	783,275
13,900	Childrens Place Retail Stores Inc. (The)*	635,230
35,800	Collective Brands Inc.*	816,240
47,300	Finish Line Inc. (The), Class A Shares	825,858
24,300	Genesco Inc.*	960,336
28,200	Men’s Wearhouse Inc. (The)	752,940
501,712	Pacific Sunwear of California(a)*	2,262,721
27,700	PetSmart Inc.	1,132,099
51,500	RadioShack Corp.	762,200
177,494	Regis Corp.	3,111,470
40,875	Stage Stores Inc.	712,860

	Total Specialty Retail	14,965,472

Textiles, Apparel & Luxury Goods — 1.3%
35,900	Jones Group Inc. (The)	477,470
25,900	Movado Group Inc.*	364,413
14,900	Warnaco Group Inc. (The)*	874,779
49,900	Wolverine World Wide Inc.	1,834,324

	Total Textiles, Apparel & Luxury Goods	3,550,986

	TOTAL CONSUMER DISCRETIONARY	37,817,634

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

CONSUMER STAPLES — 4.8%
Beverages — 0.3%
29,900	Embotelladora Andina SA, Class B Shares, ADR	$795,938

Food & Staples Retailing — 1.2%
21,200	Casey’s General Stores Inc.	870,684
37,400	Ruddick Corp.	1,372,580
23,100	Weis Markets Inc.	916,377

	Total Food & Staples Retailing	3,159,641

Food Products — 1.3%
33,100	Cal-Maine Foods Inc.(a)	955,597
21,200	Corn Products International Inc.	1,034,984
48,300	Del Monte Foods Co.	914,319
22,500	Sanderson Farms Inc.(a)	930,375

	Total Food Products	3,835,275

Household Products — 1.0%
59,251	Spectrum Brands Holdings Inc.*	1,700,504
23,800	WD-40 Co.	967,708

	Total Household Products	2,668,212

Personal Products — 0.6%
21,400	Herbalife Ltd.	1,677,974

Tobacco — 0.4%
23,800	Universal Corp.	995,316

	TOTAL CONSUMER STAPLES	13,132,356

ENERGY — 7.2%
Energy Equipment & Services — 1.7%
398,278	Global Industries Ltd.*	3,576,536
18,500	Tidewater Inc.	1,150,885

	Total Energy Equipment & Services	4,727,421

Oil, Gas & Consumable Fuels — 5.5%
23,400	Berry Petroleum Co., Class A Shares	1,216,566
10,700	Cimarex Energy Co.	1,242,591
41,000	EXCO Resources Inc.	839,270
56,800	Forest Oil Corp.*	2,015,832
36,100	Frontline Ltd.(a)	974,339
21,700	Holly Corp.	1,239,938
126,400	International Coal Group Inc.*	1,247,568
34,800	Southern Union Co.	992,496
18,100	W&T Offshore Inc.(a)	462,093
55,400	Whiting Petroleum Corp.*	3,619,836
28,100	World Fuel Services Corp.	1,164,464

	Total Oil, Gas & Consumable Fuels	15,014,993

	TOTAL ENERGY	19,742,414

FINANCIALS — 17.1%
Capital Markets — 0.7%
34,400	Federated Investors Inc., Class B Shares(a)	948,064
26,300	Raymond James Financial Inc.	1,007,816

	Total Capital Markets	1,955,880

Commercial Banks — 6.4%
47,700	Bank of Hawaii Corp.	2,249,532
66,000	Boston Private Financial Holdings Inc.	467,940
196,900	Cathay General Bancorp	3,489,068

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 17.1% — (continued)
Commercial Banks — 6.4% — (continued)

37,300	Community Bank System Inc.(a)	$938,468
16,000	Cullen/Frost Bankers Inc.	936,960
26,300	CVB Financial Corp.(a)	219,868
83,685	East-West Bancorp Inc.	1,943,166
36,700	First Financial Bancorp	621,331
34,100	First Midwest Bancorp Inc.	411,587
33,845	Hancock Holding Co.(a)	1,173,406
37,700	Independent Bank Corp.	1,025,063
55,500	NBT Bancorp Inc.	1,234,875
22,400	Prosperity Bancshares Inc.	914,368
18,400	S&T Bancorp Inc.(a)	410,320
106,600	Sterling Bancshares Inc.	964,730
6,000	Univest Corp. of Pennsylvania	108,240
21,600	WesBanco Inc.	450,144

	Total Commercial Banks	17,559,066

Consumer Finance — 0.3%
154,500	Advance America Cash Advance Centers Inc.	831,210

Insurance — 4.9%
71,400	American Equity Investment Life Holding Co.	942,480
28,200	American Financial Group Inc.	976,566
6,041	AMERISAFE Inc.*	120,578
31,800	Delphi Financial Group Inc., Class A Shares	984,528
35,400	Harleysville Group Inc.	1,293,870
43,700	Infinity Property & Casualty Corp.	2,653,027
46,900	Platinum Underwriters Holdings Ltd.	1,955,730
17,800	RLI Corp.(a)	1,021,898
77,500	Selective Insurance Group	1,408,950
11,300	StanCorp Financial Group Inc.	519,800
22,646	Validus Holdings Ltd.	700,894
24,600	W.R. Berkley Corp.	736,770

	Total Insurance	13,315,091

Real Estate Investment Trusts (REITs) — 3.7%
56,664	Brandywine Realty Trust	696,967
35,550	CommonWealth REIT	1,020,641
48,000	Education Realty Trust Inc.	396,000
49,300	Equity One Inc.	943,602
64,000	Franklin Street Properties Corp.	961,920
19,200	Government Properties Income Trust	521,664
44,900	Healthcare Realty Trust Inc.	1,046,170
29,300	Highwoods Properties Inc.	994,149
22,500	Omega Healthcare Investors Inc.	539,325
15,500	PS Business Parks Inc.	977,120
24,700	Sovran Self Storage Inc.	958,360
31,500	Washington Real Estate Investment Trust	984,060

	Total Real Estate Investment Trusts (REITs)	10,039,978

Thrifts & Mortgage Finance — 1.1%
214,067	Astoria Financial Corp.	3,001,219

	TOTAL FINANCIALS	46,702,444

HEALTH CARE — 4.0%
Health Care Equipment & Supplies — 2.5%
44,300	Cantel Medical Corp.	967,955
35,900	Cooper Cos., Inc. (The)	2,219,338
31,000	Invacare Corp.	916,670

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

HEALTH CARE — 4.0% — (continued)
Health Care Equipment & Supplies — 2.5% — (continued)

26,400	STERIS Corp.	$893,640
16,100	Teleflex Inc.	940,079
23,200	West Pharmaceutical Services Inc.	953,752

	Total Health Care Equipment & Supplies	6,891,434

Health Care Providers & Services — 1.1%
36,500	Alliance HealthCare Services Inc.*	151,110
53,450	Owens & Minor Inc.	1,667,640
24,600	Universal Health Services Inc., Class B Shares	1,124,466

	Total Health Care Providers & Services	2,943,216

Life Sciences Tools & Services — 0.4%
36,400	PerkinElmer Inc.	964,600

	TOTAL HEALTH CARE	10,799,250

INDUSTRIALS — 19.5%
Aerospace & Defense — 1.0%
13,100	Alliant Techsystems Inc.	945,427
26,400	Curtiss-Wright Corp.	974,160
17,000	Elbit Systems Ltd.	875,330

	Total Aerospace & Defense	2,794,917

Airlines — 0.4%
60,100	SkyWest Inc.	991,650

Commercial Services & Supplies — 5.4%
400,736	ACCO Brands Corp.*	3,426,293
55,800	Brink’s Co. (The)	1,722,546
57,000	Ennis Inc.	926,250
30,700	Knoll Inc.	634,569
92,425	Mine Safety Appliances Co.	3,339,315
147,210	Schawk Inc., Class A Shares	2,660,085
17,800	Unifirst Corp./MA	1,003,920
11,800	United Stationers Inc.*	795,556
8,400	Viad Corp.	192,528

	Total Commercial Services & Supplies	14,701,062

Construction & Engineering — 2.0%
40,900	Chicago Bridge & Iron Co. NV, Class NY Shares*	1,452,768
371,952	Great Lakes Dredge & Dock Corp.	2,927,262
31,500	KBR Inc.	1,033,200

	Total Construction & Engineering	5,413,230

Electrical Equipment — 3.2%
111,719	Belden Inc.	4,092,267
95,146	EnerSys*	3,377,683
18,600	Regal-Beloit Corp.	1,356,870

	Total Electrical Equipment	8,826,820

Machinery — 5.8%
51,400	Actuant Corp., Class A Shares	1,454,620
35,200	Altra Holdings Inc.*	761,376
45,700	Barnes Group Inc.	972,496
165,794	Briggs & Stratton Corp.	3,337,433
20,700	Crane Co.	977,868
35,967	Douglas Dynamics Inc.	575,472
28,500	Gardner Denver Inc.	2,084,490
28,200	Harsco Corp.	963,594

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

INDUSTRIALS — 19.5% — (continued)
Machinery — 5.8% — (continued)

169,489	John Bean Technologies Corp.	$3,215,206
10,000	Valmont Industries Inc.	1,020,800
11,600	Wabtec Corp.	658,416

	Total Machinery	16,021,771

Marine — 0.9%
30,900	Alexander & Baldwin Inc.	1,295,946
22,700	Kirby Corp.*	1,256,218

	Total Marine	2,552,164

Road & Rail — 0.8%
24,400	Saia Inc.*	367,952
82,700	Werner Enterprises Inc.(a)	1,947,585

	Total Road & Rail	2,315,537

	TOTAL INDUSTRIALS	53,617,151

INFORMATION TECHNOLOGY — 7.9%
Communications Equipment — 0.4%
13,600	Black Box Corp.	519,384
88,100	Brocade Communications Systems Inc.*	561,197

	Total Communications Equipment	1,080,581

Computers & Peripherals — 0.6%
29,500	Diebold Inc.	1,037,220
31,300	Electronics for Imaging Inc.*	482,959

	Total Computers & Peripherals	1,520,179

Electronic Equipment, Instruments & Components — 3.6%
59,200	AVX Corp.	944,240
44,000	Checkpoint Systems Inc.*	958,320
102,737	Cognex Corp.	2,867,391
45,300	Jabil Circuit Inc.	970,779
29,780	Littelfuse Inc.	1,573,277
17,000	Tech Data Corp.*	842,860
83,200	Vishay Intertechnology Inc.*	1,451,840
7,028	Vishay Precision Group Inc.*	116,313

	Total Electronic Equipment, Instruments & Components	9,725,020

IT Services — 0.7%
537,256	Lionbridge Technologies Inc.*	1,977,102

Semiconductors & Semiconductor Equipment — 0.9%
50,600	Cirrus Logic Inc.*	1,181,510
37,300	Micrel Inc.	501,312
76,300	ON Semiconductor Corp.*	850,745

	Total Semiconductors & Semiconductor Equipment	2,533,567

Software — 1.7%
106,900	Compuware Corp.*	1,203,694
65,100	Parametric Technology Corp.*	1,542,870
11,120	QAD Inc., Class A Shares*	101,081
2,780	QAD Inc., Class B Shares*	24,853
65,200	Synopsys Inc.*	1,807,344

	Total Software	4,679,842

	TOTAL INFORMATION TECHNOLOGY	21,516,291

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

MATERIALS — 14.8%
Chemicals — 7.9%
40,900	Albemarle Corp.	$2,354,204
16,200	Cabot Corp.	700,812
37,400	Cytec Industries Inc.	2,125,442
54,100	Ferro Corp.*	861,272
27,500	FMC Corp.	2,129,600
101,601	Georgia Gulf Corp.*	3,243,104
26,400	Innophos Holdings Inc.	1,130,712
16,300	International Flavors & Fragrances Inc.	928,285
8,800	Lubrizol Corp.	958,056
31,500	Methanex Corp.	916,650
40,600	RPM International Inc.	932,582
25,600	Sensient Technologies Corp.	854,528
128,043	Solutia Inc.*	2,971,878
39,200	Valspar Corp.	1,490,384

	Total Chemicals	21,597,509

Containers & Packaging — 2.3%
70,600	Intertape Polymer Group Inc.*	85,426
315,326	Myers Industries Inc.	3,191,099
15,700	Rock-Tenn Co., Class A Shares(a)	1,077,805
24,800	Silgan Holdings Inc.	904,704
25,900	Sonoco Products Co.	934,472

	Total Containers & Packaging	6,193,506

Metals & Mining — 2.7%
10,500	Compass Minerals International Inc.	981,435
42,392	Gold Resource Corp.(a)	1,165,780
54,500	HudBay Minerals Inc.	941,760
47,900	IAMGOLD Corp.(a)	1,015,480
14,200	Kaiser Aluminum Corp.(a)	717,526
19,800	Royal Gold Inc.	982,476
61,900	Thompson Creek Metals Co., Inc.(a)*	815,842
7,100	Walter Energy Inc.	859,171

	Total Metals & Mining	7,479,470

Paper & Forest Products — 1.9%
44,500	Buckeye Technologies Inc.	1,165,900
29,200	Glatfelter	359,452
8,200	Schweitzer-Mauduit International Inc.	449,606
405,145	Wausau Paper Corp.	3,253,314

	Total Paper & Forest Products	5,228,272

	TOTAL MATERIALS	40,498,757

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
80,100	Premiere Global Services Inc.*	537,471

UTILITIES — 4.9%
Electric Utilities — 1.4%
29,400	Cleco Corp.	951,090
53,100	El Paso Electric Co.*	1,492,110
14,700	Otter Tail Corp.	331,044
35,300	Westar Energy Inc.(a)	917,800

	Total Electric Utilities	3,692,044

Gas Utilities — 2.6%
25,000	AGL Resources Inc.	950,250
27,600	Atmos Energy Corp.	933,432

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

UTILITIES — 4.9% — (continued)
Gas Utilities — 2.6% — (continued)

16,800	Energen Corp.	$1,026,480
63,700	Southwest Gas Corp.	2,476,019
28,300	UGI Corp.	902,487
24,900	WGL Holdings Inc.	946,200

	Total Gas Utilities	7,234,868

Multi-Utilities — 0.9%
17,300	Black Hills Corp.(a)	533,186
20,200	OGE Energy Corp.	971,620
34,500	Vectren Corp.	908,040

	Total Multi-Utilities	2,412,846

	TOTAL UTILITIES	13,339,758

	TOTAL COMMON STOCKS (Cost — $168,617,480)	257,703,526

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $168,617,480)	257,703,526

Face
Amount

SHORT-TERM INVESTMENTS (b) — 11.4%
COMMERCIAL PAPER — 0.5%
1,250,000	BNP Paribas Finance Inc., 0.180% due 3/1/11(c) (Cost — $1,249,994)	1,249,994

MONEY MARKET FUND — 5.8%
15,840,439	The AIM STIT – Liquid Assets Portfolio(d) (Cost — $15,840,439)	15,840,439

TIME DEPOSITS — 5.1%
4,567,617	Bank of America – Toronto, 0.030% due 3/1/11	4,567,617
5,061,585	BBH – Grand Cayman, 0.030% due 3/1/11	5,061,585
4,361,951	Wells Fargo – Grand Cayman, 0.030% due 3/1/11	4,361,951

	TOTAL TIME DEPOSITS (Cost — $13,991,153)	13,991,153

	TOTAL SHORT-TERM INVESTMENTS (Cost — $31,081,586)	31,081,586

	TOTAL INVESTMENTS — 105.6% (Cost — $199,699,066#)	288,785,112

	Liabilities in Excess of Other Assets — (5.6)%	(15,393,833)

	TOTAL NET ASSETS — 100.0%	$273,391,279

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.6%.
(c)	Rate shown represents yield-to-maturity.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Summary of Investments by Security Sector

Industrials	18.6%
Financials	16.2
Materials	14.0
Consumer Discretionary	13.1
Information Technology	7.5
Energy	6.8
Utilities	4.6
Consumer Staples	4.5
Health Care	3.7
Telecommunication Services	0.2
Short-Term Investments	10.8

100.0%

As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.0%
Argentina — 0.2%
21,379	MercadoLibre Inc.*	$1,406,311

Australia — 2.8%
21,109	Acrux Ltd.*	73,234
461	Adelaide Brighton Ltd.	1,548
251,260	Amcor Ltd.	1,768,973
31,796	Ardent Leisure Group	46,906
203,031	Aspen Group	95,019
343,369	Atlas Iron Ltd.*	1,344,973
21,334	Ausdrill Ltd.	76,402
67,036	Australia & New Zealand Banking Group Ltd.	1,645,725
149,839	Beach Energy Ltd.	142,537
70,158	BHP Billiton Ltd.	3,291,273
854,918	BlueScope Steel Ltd.	1,809,171
10,206	Cardno Ltd.	63,236
9,505	Challenger Ltd.	48,932
80,956	Cromwell Property Group, Class REIT Shares	63,421
9,252	Downer EDI Ltd.(a)	35,638
77,265	DUET Group	127,740
151,100	Emeco Holdings Ltd.	177,557
7,119	FlexiGroup Ltd.	13,617
5,180	Flight Centre Ltd.	116,470
9,643	GrainCorp Ltd.	72,306
65,841	Grange Resources Ltd.*	49,570
18,132	iiNET Ltd.	46,119
41,573	Industrea Ltd.	56,466
23,320	International Coal Holdings Ltd.	40,690
57,960	Kagara Ltd.*	43,932
6,343	Matrix Composites & Engineering Ltd.	58,338
54,601	Minara Resources Ltd.	46,663
10,552	Mincor Resources NL	18,143
633,663	Mount Gibson Iron Ltd.*	1,295,824
373,149	Myer Holdings Ltd.	1,245,225
96,063	National Australia Bank Ltd.	2,521,549
42,152	Newcrest Mining Ltd.	1,626,645
31,595	Panoramic Resources Ltd.	72,969
60,690	PMP Ltd.	51,867
263	Primary Health Care Ltd.	867
797	Ramsay Health Care Ltd.	14,385
24,394	Silver Lake Resources Ltd.*	49,637
91,600	STW Communications Group Ltd.	119,288
274,816	Toll Holdings Ltd.	1,677,587
3,250	Western Areas NL	21,823
4,435	Whitehaven Coal Ltd.	30,547

	Total Australia	20,102,812

Austria — 0.0%
3,214	Austria Technologie & Systemtechnik AG	70,491
122	Rosenbauer International AG	6,058

	Total Austria	76,549

Belgium — 0.9%
211	Ackermans & van Haaren NV	18,299
101,112	Anheuser-Busch InBev NV	5,636,836
3,060	Arseus NV	48,794
1,437	Bekaert SA	155,741
1,333	Compagnie d’Entreprises CFE	99,752
2,770	D’ieteren SA	187,532

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Belgium — 0.9% — (continued)

759	Gimv NV	$42,078
1,236	Omega Pharma SA	59,656
6,990	Recticel SA	67,494
858	Roularta Media Group NV*	30,535

	Total Belgium	6,346,717

Bermuda — 0.5%
16,589	Catlin Group Ltd.	101,430
8,017	Lancashire Holdings Ltd.	78,224
62,527	North Atlantic Drilling Ltd.(b)*	119,743
33,320	Northern Offshore Ltd.*	79,243
83,623	Seadrill Ltd.	3,179,026

	Total Bermuda	3,557,666

Brazil — 4.0%
117,312	Amil Participacoes SA	1,201,460
87,858	Anhanguera Educacional Participacoes SA	1,968,985
286,500	BM&F Bovespa SA	1,952,115
280,100	BR Malls Participacoes SA	2,674,610
32,580	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A Shares, ADR(c)	1,228,592
122,800	Cia Paranaense de Energia, ADR(c)	3,133,856
43,500	Embraer SA, ADR	1,481,610
48,996	Itau Unibanco Holding SA, ADR	1,088,691
89,000	Natura Cosmeticos SA	2,263,203
486,900	OGX Petroleo e Gas Participacoes SA*	5,705,286
118,788	Petroleo Brasileiro SA, ADR	4,731,326
57,600	Usinas Siderurgicas de Minas Gerais SA, ADR	660,672

	Total Brazil	28,090,406

Canada — 3.9%
86,001	Canadian National Railway Co.	6,289,172
67,020	Canadian Natural Resources Ltd.	3,367,172
32,239	Cenovus Energy Inc.	1,249,638
12,089	First Quantum Minerals Ltd.	1,570,242
97,502	Nexen Inc.	2,654,049
16,332	Niko Resources Ltd.	1,391,716
47,562	Potash Corp. of Saskatchewan Inc.	2,927,743
62,144	Suncor Energy Inc.	2,913,538
55,294	Teck Resources Ltd., Class B Shares	3,051,702
23,896	Toronto-Dominion Bank (The)	1,994,809

	Total Canada	27,409,781

China — 2.4%
10,262	Baidu Inc., ADR*	1,243,344
4,307,700	Bank of China Ltd., Class H Shares	2,262,145
45,900	China Life Insurance Co., Ltd., Class H Shares	174,739
973,294	China Merchants Bank Co., Ltd., Class H Shares	2,331,887
3,923,300	Industrials & Commercial Bank of China Ltd., Class H Shares	3,007,305
45,500	Netease.com, ADR*	2,122,575
137,500	Ping An Insurance Group Co. of China Ltd., Class H Shares	1,409,709
21,637	Sina Corp.*	1,767,094
429,596	Sinopharm Group Co., Class H Shares	1,563,742
34,300	Trina Solar Ltd., ADR(c)*	946,680

	Total China	16,829,220

Denmark — 1.8%
1,489	D/S Norden AS	52,812
60,682	Novo Nordisk AS, Class B Shares	7,640,122
8,487	Novozymes AS, Class B Shares	1,186,318

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Denmark — 1.8% — (continued)

23,315	Pandora AS*	$1,358,809
2,760	Schouw & Co.	64,342
1,668	Thrane & Thrane AS	85,022
32,013	Vestas Wind Systems AS*	1,102,263
17,116	William Demant Holding AS*	1,451,957

	Total Denmark	12,941,645

Finland — 0.3%
37,678	Metso Oyj	1,946,910
387	PKC Group Oyj	7,821
9,552	Technopolis PLC	52,045
1,154	Tieto Oyj	22,142

	Total Finland	2,028,918

France — 8.9%
43,769	Accor SA	2,057,277
24,394	Air Liquide SA	3,156,620
2,620	Arkema SA	191,327
137,184	AXA SA	2,880,105
137,613	BNP Paribas	10,740,206
508	Boiron SA	19,740
23,712	Casino Guichard Perrachon SA	2,321,637
12,800	Christian Dior SA	1,844,203
24,028	Cie de Saint-Gobain	1,435,973
18,453	Cie Generale d’Optique Essilor International SA	1,317,248
1,500	Compagnie Plastic-Omnium SA	108,504
460	Entrepose Contracting	65,178
340	Esso SA Francaise	49,104
1,209	Etam Developpement SA*	54,367
625	Euler Hermes SA*	59,056
35,562	GDF Suez	1,440,968
13,871	GFI Informatique*	67,350
72,012	Lafarge SA	4,365,204
31,988	LVMH Moet Hennessy Louis Vuitton SA	5,041,195
14,702	Pernod-Ricard SA	1,354,903
86,235	Publicis Groupe SA	4,916,904
2,087	Rallye SA	92,179
5,092	Rhodia SA	146,484
33,206	Safran SA	1,180,836
30,602	Sanofi-Aventis SA	2,110,620
31,539	Schneider Electric SA	5,216,237
5,584	Sequana	100,981
1,216	Societe de la Tour Eiffel	106,092
34,000	Societe Generale	2,389,535
53,965	Total SA	3,305,850
2,498	Valeo SA*	155,403
13,528	Vallourec SA	1,400,845
53,934	Veolia Environnement	1,772,870
12,623	Wendel	1,302,430

	Total France	62,767,431

Germany — 8.3%
49,460	Adidas AG	3,172,468
34,763	Allianz SE	5,006,197
92,781	BASF SE	7,712,203
16,407	Bayerishe Motoren Werke AG	1,330,298
1,055	Bilfinger Berger AG	88,422
1,352	Cewe Color Holding AG	62,010
67,250	Deutsche Bank AG	4,320,977

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Germany — 8.3% — (continued)

126,136	Deutsche Lufthansa AG*	$2,577,691
6,720	Drillisch AG	66,463
44,174	Fresenius Medical Care AG & Co. KGaA	2,923,290
152,407	GEA Group AG	4,708,106
2,632	Gerresheimer AG*	116,669
586	Gesco AG	48,047
47,964	Hannover Rueckversicherung AG	2,791,355
2,305	Indus Holding AG	69,790
1,046	Leoni AG*	43,783
11,466	Linde AG	1,749,272
27,430	Metro AG	2,005,358
1,605	R Stahl AG	65,178
1,720	Rheinmetall AG	139,388
103,531	SAP AG	6,243,682
52,216	Siemens AG	7,029,091
3,286	Sixt AG	147,086
10,652	SMA Solar Technology AG(c)	1,130,802
100,880	ThyssenKrupp AG	4,192,706
6,620	Volkswagen AG	1,004,479

	Total Germany	58,744,811

Greece — 0.2%
5,154	Metka SA	73,583
575	Mytilineos Holdings SA*	4,124
87,797	Public Power Corp. SA	1,357,611

	Total Greece	1,435,318

Guernsey — 0.0%
43,548	Raven Russia Ltd.	45,286

Hong Kong — 3.6%
396,000	Apollo Solar Energy Technology Holdings Ltd.*	28,982
150,500	Beijing Enterprises Holdings Ltd.	833,814
56,000	Chen Hsong Holdings	30,055
261,200	China Resources Enterprise Ltd.	960,837
2,703,861	CNOOC Ltd.	6,123,993
48,000	Giordano International Ltd.	24,344
140,000	Glorious Sun Enterprises Ltd.	53,926
6,000	Great Eagle Holdings Ltd.	19,914
372,000	Hang Lung Properties Ltd.	1,585,743
138,000	Hannstar Board International Holdings Ltd.	20,554
2,304,000	Hengdeli Holdings Ltd.	1,251,338
77,600	HKR International Ltd.	47,725
168,500	Hong Kong Exchanges and Clearing Ltd.	3,647,617
76,500	Jardine Strategic Holdings Ltd.	2,108,340
1,292,000	Lai Sun Development*	42,301
728,000	Li & Fung Ltd.	4,411,895
74,000	Lung Kee (Bermuda) Holdings	48,932
932,000	Nine Dragons Paper Holdings Ltd.	1,035,103
84,000	Norstar Founders Group Ltd.(a)(d)*	0
86,000	Pacific Andes International Holdings Ltd.	13,913
222,000	Pico Far East Holdings Ltd.	44,751
122,000	Singamas Container Holdings Ltd.*	40,884
9,000	SJM Holdings Ltd.	13,243
11,000	SmarTone Telecommunications Holding Ltd.	32,837
133,097	Sun Hung Kai Properties Ltd.	2,146,395
60,400	Swire Pacific Ltd., Class A Shares	842,982
57,000	TAI Cheung Holdings	44,277
56,000	Texwinca Holdings Ltd.	57,090

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Hong Kong — 3.6% — (continued)

272,000	Victory City International Holdings Ltd.	$53,084

	Total Hong Kong	25,564,869

India — 0.5%
60,835	ICICI Bank Ltd., ADR	2,637,805
28,798	Tata Motors Ltd., ADR	709,007

	Total India	3,346,812

Ireland — 0.3%
30,789	Beazley PLC	68,838
37,600	Covidien PLC	1,934,520
4,508	DCC PLC	144,576
3,107	FBD Holdings PLC	33,644
84,516	Total Produce PLC	48,964
18,524	United Drug PLC	60,047

	Total Ireland	2,290,589

Israel — 1.1%
750	AL-ROV Israel Ltd.*	24,428
39,265	Check Point Software Technologies Ltd.*	1,956,968
1,891	Delek Automotive Systems Ltd.	24,667
4,806	Israel Land Development Co., Ltd. (The)	38,504
2,980	NetVision Ltd.	37,657
54,790	Oil Refineries Ltd.	37,443
105,862	Teva Pharmaceutical Industries Ltd., ADR	5,303,686
7,800	Union Bank of Israel	38,398

	Total Israel	7,461,751

Italy — 0.6%
142,403	ACEA SpA*	1,636,268
10,897	Ascopiave SpA	24,441
6,700	Astaldi SpA	51,755
4,886	Autostrada Torino-Milano SpA	69,352
4,229	Banca IFIS SpA	30,597
991	Banco di Sardegna SpA	13,027
1,526	Danieli & C Officine Meccaniche SpA	47,825
16,913	De’Longhi SpA	147,328
1,487	Engineering Ingegneria Informatica SpA	47,177
72,695	Fiat Industrial SpA*	681,873
72,695	Fiat SpA, Risparmio shares	537,477
7,689	Indesit Co. SpA	88,721
60,743	Iren SpA	108,758
14,164	Recordati SpA	132,369
1,883	Reply SpA	53,766
11,428	Societa Iniziative Autostradali e Servizi SpA	126,031
16,769	Sogefi SpA*	62,639
6,213	Vittoria Assicurazioni SpA	31,401

	Total Italy	3,890,805

Japan — 13.1%
50	Advance Residence Investment Corp., Class A Shares	103,545
2,300	Aeon Delight Co., Ltd.	42,298
13,000	Aichi Steel Corp.	93,441
52,200	Aisin Seiki Co., Ltd.	1,984,294
1,700	Alpen Co., Ltd.	34,458
11,300	Alps Electric Co., Ltd.	150,722
600	AOKI Holdings Inc.	10,668
4,400	Arc Land Sakamoto Co., Ltd.	54,446
1,800	Asahi Holdings Inc.	39,714

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Japan — 13.1% — (continued)

21,500	Astellas Pharma Inc.	$840,899
600	Autobacs Seven Co., Ltd.	24,272
10,350	Belluna Co., Ltd.	76,035
71,300	Bridgestone Corp.	1,456,540
8,000	Calsonic Kansei Corp.*	39,636
800	Canon Electronics Inc.	24,426
135,269	Canon Inc.	6,503,872
4,500	Cawachi Ltd.	96,376
96	Central Japan Railway Co.	856,379
4,200	Century Tokyo Leasing Corp..	79,700
39,000	Chuetsu Pulp & Paper Co., Ltd.	73,293
490,000	Chuo Mitsui Trust Holdings Inc.	2,080,908
80	CMIC Co., Ltd.	28,185
1,500	Cocokara fine Inc.	34,853
1,700	Create SD Holdings Co., Ltd.	40,205
1,113	Dai-ichi Life Insurance Co., Ltd. (The)	1,999,312
3,200	Daiichikosho Co., Ltd.	62,090
22,900	Daikin Industries Ltd.	771,857
25,200	Daito Trust Construction Co., Ltd.	2,051,181
41,200	Dena Co., Ltd.	1,586,259
12,000	DIC Corp.	31,777
3,900	DTS Corp.	44,309
6,300	EDION Corp.	65,041
15,000	Eighteenth Bank Ltd. (The)	48,142
800	Exedy Corp.	26,330
44,700	FamilyMart Co., Ltd.	1,685,557
38,130	FANUC Ltd.	5,900,157
37	Fields Corp.	66,554
18,000	Fuji Fire & Marine Insurance Co., Ltd. (The)*	31,851
2,800	Fuji Machine Manufacturing Co., Ltd.	68,236
252,000	Fujitsu Ltd.	1,697,529
11,000	Furukawa-Sky Aluminum Corp.	34,767
1,600	Fuyo General Lease Co., Ltd.	59,162
49	Geo Corp.	64,759
3,400	Heiwado Co., Ltd.	43,275
26,000	Higashi-Nippon Bank Ltd. (The)	67,899
2,300	Hikari Tsushin Inc.	55,995
3,900	Hitachi Capital Corp.	61,300
148,700	Honda Motor Co., Ltd.	6,432,870
2,100	Hoshizaki Electric Co., Ltd.	38,645
10,100	Inabata & Co., Ltd.	71,610
2,200	IT Holdings Corp.	25,049
5,900	Itochu Enex Co., Ltd.	34,488
6,000	Japan Aviation Electronics Industry Ltd.	50,375
319	Japan Tobacco Inc.	1,311,892
70,000	JGC Corp.	1,576,057
115,400	JTEKT Corp.	1,691,322
3,100	Kaga Electronics Co., Ltd.	40,592
9,000	Kaken Pharmaceutical Co., Ltd.	114,552
1,900	Keihin Corp.	41,898
3,000	Kohnan Shoji Co., Ltd.	41,003
8,000	Kojima Co., Ltd.	56,233
255,869	Komatsu Ltd.	7,790,507
170,500	Konica Minolta Holdings Inc.	1,560,498
1,820	K’s Holdings Corp.	61,211
6,000	Kyorin Holding Inc..	109,024
6,800	Kyowa Exeo Corp.	64,726
1,300	Macnica Inc.	34,108
316,000	Marubeni Corp.	2,410,153

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Japan — 13.1% — (continued)

14,000	Marudai Food Co., Ltd.	$46,299
900	Melco Holdings Inc.	34,322
41	MID Reit Inc., Class A Shares	114,627
2,900	Ministop Co., Ltd.	50,041
167,400	Mitsubishi Corp.	4,618,847
22,000	Mitsubishi Steel Manufacturing Co., Ltd.	84,032
9,000	Mitsui-Soko Co., Ltd.	38,440
1,800	Nafco Co., Ltd.	31,982
1,700	NEC Capital Solutions Ltd.	28,982
900	NEC Mobiling Ltd.	30,390
2,000	NEC Networks & System Integration Corp.	27,018
13,000	Nichias Corp.	80,273
8,000	Nichirei Corp.	37,489
129,000	Nippon Electric Glass Co., Ltd.	2,144,097
258,000	NKSJ Holdings Inc.*	1,942,596
6,000	Nohmi Bosai Ltd.	39,612
40,600	Nomura Research Institute Ltd.	947,804
1,900	Noritz Corp.	32,113
5,100	Obara Corp.	65,971
16,000	Ogaki Kyoritsu Bank Ltd. (The)	56,819
1,700	Oiles Corp.	34,334
10	Okinawa Cellular Telephone Co.	22,210
3,000	Okuwa Co., Ltd.	32,949
4,100	Onoken Co., Ltd.	36,875
3,800	Otsuka Kagu Ltd.	39,741
64	Pacific Golf Group International Holdings KK	41,940
7,000	Pacific Metals Co., Ltd.	65,776
1,500	Pack Corp. (The)	25,224
26,000	Penta-Ocean Construction Co., Ltd.	43,468
15,000	Rengo Co., Ltd.	97,932
1,400	Ricoh Leasing Co., Ltd.	37,877
4,800	Riso Kagaku Corp.	87,747
12,000	Ryobi Ltd.*	51,986
7,000	San-In Godo Bank Ltd. (The)	54,671
24,000	Sankyu Inc.	113,051
8,000	Sanyo Shokai Ltd.	29,776
6,000	Sanyo Special Steel Co., Ltd.	39,392
2,000	Sato Corp.	26,994
4,000	SEC Carbon Ltd.	22,259
10,000	Seino Holdings Corp.	75,905
214,000	Sekisui Chemical Co., Ltd.	1,679,199
3,000	Senshukai Co., Ltd.	19,257
61,300	Seven & I Holdings Co., Ltd.	1,703,339
14,000	Shimamura Co., Ltd.	1,349,686
3,700	Shinko Shoji Co., Ltd.	33,368
4,400	Ship Healthcare Holdings Inc.	57,346
5,000	Sinanen Co., Ltd.	23,980
24,800	Sony Corp.	905,808
183	Sony Financial Holdings Inc.	776,039
36,900	Square Enix Holdings Co., Ltd.	685,360
70,100	Sumitomo Mitsui Financial Group Inc.	2,639,069
840	Sumitomo Real Estate Sales Co., Ltd.	43,668
49,000	Sumitomo Realty & Development Co., Ltd.	1,308,939
3,300	Tachi-S Co., Ltd.	66,850
10,000	Taihei Kogyo Co., Ltd.	47,105
77,200	THK Co., Ltd.	2,025,505
40,000	Toa Corp.	49,789
13,000	Tochigi Bank Ltd. (The)	66,789
3,500	Tokai Rubber Industries Ltd.	48,051

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Japan — 13.1% — (continued)

30,400	Tokyo Electron Ltd.	$1,981,036
6,000	Tokyo Energy & Systems Inc.	41,223
12,000	Tokyo Tekko Co., Ltd.	41,003
84,749	Toyota Motor Corp.	3,950,713
10,000	Uchida Yoko Co., Ltd.	34,413
70,800	Unicharm Corp.	2,725,902
3,600	Unipres Corp.	90,412
6,700	Valor Co., Ltd.	68,517
17,110	Yamada Denki Co., Ltd.	1,300,815
209,000	Yaskawa Electric Corp.	2,433,169
17	Zappallas Inc.	27,343
3,000	Zeon Corp.	30,569

	Total Japan	92,535,440

Liechtenstein — 0.0%
1,422	Liechtenstein Landesbank AG	119,220

Luxembourg — 0.8%
95,000	ArcelorMittal(c)	3,489,020
2,196	GAGFAH SA	26,005
22,836	Millicom International Cellular SA	2,000,434

	Total Luxembourg	5,515,459

Mexico — 1.0%
42,380	America Movil SAB de CV, Class L Shares, ADR	2,433,460
26,700	Fomento Economico Mexicano SAB de CV, ADR	1,501,341
974,300	Wal-Mart de Mexico SAB de CV, Class V Shares	2,789,252

	Total Mexico	6,724,053

Netherlands — 4.5%
2,408	ASM International NV*	97,705
52,468	ASML Holding NV	2,276,535
1,174	BinckBank NV	19,482
1,707	CSM NV	60,644
1,957	Hunter Douglas NV	92,147
614,133	ING Groep NV*	7,697,915
196,000	Koninklijke Ahold NV	2,630,085
63,957	Koninklijke KPN NV	1,035,730
63,657	LyondellBasell Industries NV, Class A Shares*	2,424,059
3,568	Mediq NV	65,951
248,474	Reed Elsevier NV	3,277,328
134,873	Royal Dutch Shell PLC, Class B Shares	4,817,977
140,298	SBM Offshore NV	3,523,160
65,475	Sensata Technologies Holding NV*	2,167,223
2,006	SNS REAAL NV*	10,401
56,631	TNT NV	1,486,953
2,925	Vastned Offices/Industrial NV	49,224

	Total Netherlands	31,732,519

New Zealand — 0.3%
39,436	Air New Zealand Ltd.	39,448
21,972	Nuplex Industries Ltd.	55,524
1,456,164	Telecom Corp. of New Zealand Ltd.	2,277,976
10,143	Tower Ltd.	14,952
17,217	Vector Ltd.	31,984

	Total New Zealand	2,419,884

Norway — 1.4%
13,000	Austevoll Seafood ASA	103,057
1,372	Cermaq ASA*	23,342

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Norway — 1.4% — (continued)

141,258	DnB NOR ASA	$2,179,239
3,178	Fred Olsen Energy ASA	133,271
17,309	Grieg Seafood ASA	63,829
2,800	Leroey Seafood Group ASA	87,291
18,754	Marine Harvest ASA	21,967
10,424	SpareBank 1 SMN	102,134
99,940	StatoilHydro ASA	2,627,844
138,600	Telenor ASA	2,292,552
98,308	TGS Nopec Geophysical Co. ASA	2,532,393

	Total Norway	10,166,919

Panama — 0.2%
21,300	Copa Holdings SA, Class A Shares	1,135,929

Portugal — 0.0%
33,577	Banco BPI SA	66,371
15,661	Novabase SGPS SA	66,105
5,087	Semapa-Sociedade de Investimento e Gestao	61,539

	Total Portugal	194,015

Singapore — 0.4%
67,000	CSE Global Ltd.	64,762
31,000	Guocoland Ltd.	58,955
52,000	Hi-P International Ltd.	49,037
75,000	Ho Bee Investment Ltd.	78,389
27,560	Mapletree Logistics Trust	19,492
483,000	SembCorp. Industries Ltd.	1,806,743
372,000	Singapore Telecommunications Ltd.	868,244
121,000	Starhill Global REIT, Class REIT Shares	60,381
39,000	United Engineers Ltd.	72,024
1,000	Venture Corp., Ltd.	7,434
29,000	Wheelock Properties Singapore Ltd.	41,705

	Total Singapore	3,127,166

South Africa — 0.5%
71,600	MTN Group Ltd.	1,265,252
42,846	Naspers Ltd., Class N Shares	2,463,929

	Total South Africa	3,729,181

South Korea — 1.0%
26,733	Hyundai Motor Co.	4,232,012
1,907	Samsung Electronics Co., Ltd.	1,565,422
34,527	Shinhan Financial Group Co., Ltd.	1,446,302

	Total South Korea	7,243,736

Spain — 2.8%
497,567	Banco Bilbao Vizcaya Argentaria SA	6,140,033
234,955	Banco Santander SA	2,895,806
12,071	Caja de Ahorros del Mediterraneo	105,899
3,362	Corp Financiera Alba	202,892
141,352	Criteria Caixacorp SA	1,022,675
6,716	Duro Felguera SA	55,770
2,328	Grupo Catalana Occidente SA	49,132
44,169	Inditex SA	3,196,216
247,463	Telefonica SA	6,280,847

	Total Spain	19,949,270

Sweden — 0.8%
79,780	Assa Abloy AB, Class B Shares	2,228,787
3,045	Bilia AB, Class A Shares	67,891

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Sweden — 0.8% — (continued)

2,300	Billerud AB	$24,825
3,448	Boliden AB	73,453
87,692	Hennes & Mauritz AB, Class B Shares	2,860,197
3,202	Industrial & Financial Systems, Class B Shares	53,228
3,318	Nolato AB, Class B Shares	44,177
7,828	Saab AB, Class B Shares	161,333

	Total Sweden	5,513,891

Switzerland — 7.7%
129	Banque Cantonale Vaudoise	71,617
92,492	Credit Suisse Group AG	4,272,915
813	Daetwyler Holding AG	73,448
11,402	Ferrexpo PLC	77,719
52	Forbo Holding AG	34,598
126,490	GAM Holding AG*	2,284,121
312	Helvetia Holding AG	133,640
20,631	Informa PLC	145,721
128,796	Julius Baer Group Ltd.	5,765,952
66,700	Logitech International SA(c)*	1,266,823
116,669	Nestle SA	6,596,216
63,409	Nobel Biocare Holding AG	1,217,267
198,849	Novartis AG	11,135,630
1,257	Petroplus Holdings AG*	20,334
28	Phoenix Mecano AG	21,609
28,034	Roche Holding AG	4,221,598
1,240	Schweizerische National-Versicherungs-Gesellschaft AG	44,383
9,104	Swatch Group AG (The)	3,870,191
363	Walter Meier AG*	91,418
333,439	Xstrata PLC	7,612,126
20,183	Zurich Financial Services AG	5,850,868

	Total Switzerland	54,808,194

Taiwan — 0.6%
110,700	High Tech Computer Corp.	3,962,874

Thailand — 0.2%
49,500	Kasikornbank PCL	195,799
280,800	Kasikornbank PCL, NVDR	1,078,588

	Total Thailand	1,274,387

Turkey — 0.4%
592,461	Turkiye Garanti Bankasi AS	2,621,804

United Kingdom — 16.2%
13,623	Aero Inventory PLC(a)(d)*	0
29,693	Afren PLC*	77,243
44,675	AMEC PLC	844,950
7,212	Anglo Pacific Group PLC	39,022
472,863	ARM Holdings PLC	4,740,605
40,516	AstraZeneca PLC	1,972,339
258,160	Aviva PLC	1,956,414
272,600	BAE Systems PLC	1,456,810
597,090	Barclays PLC	3,103,126
4,208	Berendsen PLC	32,867
410,675	BG Group PLC	9,985,924
104,364	BHP Billiton PLC	4,126,628
11,175	Bodycote PLC	55,435
4,430	Brit Insurance Holdings NV*	76,804
97,842	British American Tobacco PLC	3,914,052
79,940	Cable & Wireless Communications PLC	62,347

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

United Kingdom — 16.2% — (continued)

2,042	Cape PLC	$13,512
91,593	Capita Group PLC (The)	1,079,725
27,208	Carillion PLC	166,226
83,093	Carnival PLC	3,718,276
186,800	Centrica PLC	1,032,278
3,411	Charter International PLC	42,039
4,413	Clarkson PLC	78,158
20,449	Computacenter PLC	138,821
12,755	Cookson Group PLC*	135,541
3,080	Daily Mail & General Trust PLC	28,126
6,235	Dairy Crest Group PLC	36,684
74,712	Debenhams PLC*	76,176
107,082	Diageo PLC	2,091,386
4,327	Diploma PLC	19,317
18,227	Drax Group PLC	116,925
28,208	DS Smith PLC	91,209
274,045	Firstgroup PLC	1,624,389
25,315	Game Group PLC	25,091
60,722	GKN PLC	207,096
149,209	GlaxoSmithKline PLC	2,863,243
7,418	Gulfsands Petroleum PLC*	37,967
41,472	Healthcare Locums PLC(a)(d)	75,809
23,565	Highland Gold Mining Ltd.*	69,687
32,643	HMV Group PLC	11,006
12,913	Holidaybreak PLC	68,138
216,381	HSBC Holdings PLC	2,383,758
4,023	IG Group Holdings PLC	29,298
62,736	Imperial Tobacco Group PLC	2,012,228
21,987	Intermediate Capital Group PLC	114,822
7,045	International Personal Finance PLC	38,050
21,765	Interserve PLC	84,787
23,078	JKX Oil & Gas PLC	113,920
15,808	John Wood Group PLC	169,525
1,195,808	Kingfisher PLC	4,943,014
25,426	Laird PLC	66,184
2,548,806	Lloyds Banking Group PLC*	2,566,028
14,315	Logica PLC	32,075
5,558	Mapeley Ltd.(a)(d)*	90
17,933	Mecom Group PLC*	75,978
6,473	Melrose PLC	31,963
11,700	Menzies (John) PLC	82,507
18,760	Mondi PLC	167,195
8,192	Morgan Sindall Group PLC	87,585
21,392	Pace PLC	74,697
98,928	Pearson PLC	1,687,803
4,498	Phoenix IT Group Ltd.	17,175
486,866	Prudential PLC	5,628,564
97,366	PV Crystalox Solar PLC	95,714
99,337	Reckitt Benckiser Group PLC	5,116,625
252,004	Rexam PLC	1,494,561
35,912	Rio Tinto PLC	2,514,663
12,089	Robert Wiseman Dairies PLC	58,781
111,728	ROK PLC(a)(d)	0
541,902	Rolls-Royce Group PLC*	5,432,743
63,000	SABMiller PLC	2,121,526
86,640	Scottish & Southern Energy PLC	1,744,227
176,300	Smith & Nephew PLC	2,038,170
1,064	Spectris PLC	24,100
25,319	St. Ives PLC	41,140

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

United Kingdom — 16.2% — (continued)

35,647	Stagecoach Group PLC	$119,954
278,510	Standard Chartered PLC	7,362,776
2,440	Stolt-Nielsen Ltd.	63,680
1,887	Subsea 7 SA	48,373
2,693	Synergy Health PLC	37,806
6,177	Tate & Lyle PLC	58,213
1,341,875	Tesco PLC	8,812,957
416,191	TUI Travel PLC	1,639,901
16,151	Tullett Prebon PLC	106,835
86,812	Tullow Oil PLC	2,025,571
194,839	United Utilities Group PLC	1,874,178
1,418	Valiant Petroleum PLC*	14,746
1,079,211	Vodafone Group PLC	3,056,448
11,995	William Hill PLC	37,382
434,919	WM Morrison Supermarkets PLC	1,956,085
8,924	WSP Group PLC	52,201

	Total United Kingdom	114,647,993

United States — 0.8%
39,151	Schlumberger Ltd.	3,657,486
38,200	Southern Copper Corp.	1,616,624
10,900	Thomson Reuters Corp.(c)	428,882

	Total United States	5,702,992

	TOTAL COMMON STOCKS (Cost — $500,997,431)	657,462,623

PREFERRED STOCKS — 0.7%
Germany — 0.7%
726	Draegerwerk AG & Co. KGaA, 0.660%	59,466
1,223	Jungheinrich AG, 0.440%	49,008
2,991	ProSiebenSat.1 Media AG, 5.570%	96,729
2,247	Sartorius AG, 2.120%	88,910
25,750	Volkswagen AG, 1.970%	4,365,352

	Total Germany	4,659,465

Italy — 0.0%
80,951	Unipol Gruppo Finanziario SpA, 10.16%	45,112

	TOTAL PREFERRED STOCKS (Cost — $2,511,487)	4,704,577

WARRANTS — 0.3%
Luxembourg — 0.3%
104,402	Shriram Transport Finance Co., Ltd., expires 1/18/13(a)(b)*	1,710,940
27,573	Shriram Transport Finance Co., Ltd., expires 9/24/14(a)(b)*	451,866

	TOTAL WARRANTS (Cost — $1,167,296)	2,162,806

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $504,676,214)	664,330,006

Face
Amount

SHORT-TERM INVESTMENTS (e) — 7.5%
MONEY MARKET FUND — 1.6%
11,537,760	The AIM STIT – Liquid Assets Portfolio (f) (Cost — $11,537,760)	11,537,760

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Face
Amount		Security	Value

MONEY MARKET FUND — 1.6% — (continued)

TIME DEPOSITS — 5.9%
7,549,532		Bank of America – Toronto, 0.030% due 3/1/11	$7,549,532
		BBH – Grand Cayman:
3,823,166	JPY	0.005% due 3/1/11	46,655
10	CHF	0.005% due 3/1/11	11
1,273	HKD	0.005% due 3/1/11	163
430	SGD	0.010% due 3/1/11	338
6,666,741		0.030% due 3/1/11	6,666,741
15,886	GBP	0.086% due 3/1/11	25,813
8,330	EUR	0.117% due 3/1/11	11,490
297	CAD	0.235% due 3/1/11	305
240	SEK	0.546% due 3/1/11	38
2,004	AUD	3.841% due 3/1/11	2,039
27,499,451		HSBC Bank – Grand Cayman, 0.030% due 3/1/11	27,499,451

		TOTAL TIME DEPOSITS (Cost — $41,802,576)	41,802,576

		TOTAL SHORT-TERM INVESTMENTS (Cost — $53,340,336)	53,340,336

		TOTAL INVESTMENTS — 101.5% (Cost — $558,016,550#)	717,670,342

		Liabilities in Excess of Other Assets — (1.5)%	(10,265,083)

		TOTAL NET ASSETS — 100.0%	$707,405,259

*	Non-income producing securities.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Illiquid security.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.9%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro Dollar
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NVDR	—	Non-Voting Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Summary of Investments by Security Sector

Financials	20.2%
Industrials	13.5
Consumer Discretionary	12.0
Materials	9.5
Energy	9.2
Consumer Staples	8.8
Health Care	7.1
Information Technology	6.7
Telecommunication Services	3.6
Utilities	2.0
Short-Term Investments	7.4

100.0%

As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 87.5%
Bermuda — 0.2%
16,000	Credicorp Ltd.	$1,607,200

Brazil — 15.7%
180,897	Banco Bradesco SA, ADR(a)	3,541,963
1,029,611	Banco do Brasil SA	18,453,477
97,300	BR Malls Participacoes SA	929,095
19,588	Brasil Telecom SA, ADR	194,509
41,958	Brasil Telecom SA, Sponsored ADR	967,132
288,533	Cia de Bebidas das Americas, ADR	7,793,276
12,900	Cia Paranaense de Energia, ADR(a)	329,208
343,458	Cia Vale do Rio Doce	11,649,307
1,369,400	Companhia Brasileira de Meios de Pagamento	10,832,112
313,520	Companhia Energetica de Minas Gerais, ADR(a)	5,285,947
114,600	Compania de Concessoes Rodoviarias	3,203,470
8,500	Compania de Saneamento Basico do Estado de Sao Paulo, ADR	424,490
352,500	Compania Siderurgica Nacional SA, ADR	5,735,175
47,700	Embraer SA	402,601
26,800	Gol Linhas Aereas Inteligentes SA, ADR(a)	360,728
12,400	Itau Unibanco Holding SA, ADR(b)*	275,528
51,400	MRV Engenharia e Participacoes SA	409,057
236,600	Natura Cosmeticos SA	6,016,559
350,224	OGX Petroleo e Gas Participacoes SA*	4,103,775
852,526	PDG Realty SA Empreendimentos e Participacoes	4,668,631
168,241	Petroleo Brasileiro SA, ADR	6,701,039
273,587	Petroleo Brasileiro SA, Class A Shares, ADR	9,622,055
898,000	Redecard SA	11,631,424
75,300	Souza Cruz SA	3,620,061
36,900	Tractebel Energia SA	577,987
600,077	Vale SA, Class B Shares, ADR	20,540,636
94,427	Vivo Participacoes SA, ADR	3,475,858

	Total Brazil	141,745,100

Canada — 0.7%
51,800	First Quantum Minerals Ltd.	6,728,309

China — 9.5%
428,000	Agile Property Holdings Ltd.	537,995
733,000	Agricultural Bank of China Ltd., Class H Shares*	363,281
298,000	Air China Ltd., Class H Shares*	278,165
169,000	Anta Sports Products Ltd.	272,105
3,898,400	Bank of China Ltd., Class H Shares	2,047,206
380,500	BBMG Corp., Class H Shares	508,089
346,000	China BlueChemical Ltd., Class H Shares	267,883
14,462,580	China Construction Bank Corp., Class H Shares	12,627,183
1,265,000	China Datang Corp. Renewable Power Co., Ltd., Class H Shares*	345,957
668,000	China Life Insurance Co., Ltd., Class H Shares	2,543,038
1,032,000	China National Building Material Co., Ltd., Class H Shares	2,533,491
5,235,000	China Petroleum & Chemical Corp., Class H Shares	5,323,455
1,625,500	China Railway Construction Corp., Ltd., Class H Shares	1,811,584
287,000	China Shanshui Cement Group Ltd.	215,939
553,000	China Shenhua Energy Co., Ltd., Class H Shares	2,289,848
108,000	China Shineway Pharmaceutical Group Ltd.	309,922
870,000	China Telecom Corp., Ltd., Class H Shares	512,724
243	Country Garden Holdings Co., Ltd.	96
134,672	Ctrip.com International Ltd., ADR*	5,221,233
420,000	Dongfeng Motor Group Co., Ltd., Class H Shares	728,006
3,943,620	Evergrande Real Estate Group Ltd.	1,853,224
138,000	Golden Eagle Retail Group Ltd.	312,557

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

China — 9.5% — (continued)

394,800	Guangzhou R&F Properties Co., Ltd., Class H Shares(a)	$526,170
3,711,000	Hidili Industry International Development Ltd.	3,063,753
12,853,050	Industrials & Commercial Bank of China Ltd., Class H Shares	9,852,179
50,800	Inner Mongolia Yitai Coal Co., Class B Shares	347,370
133,000	Jiangxi Copper Co., Ltd., Class H Shares	418,379
504,000	Lenovo Group Ltd.	304,145
93,500	Netease.com, ADR*	4,361,775
3,700	New Oriental Education & Technology Group Inc., ADR*	357,457
859,500	PetroChina Co., Ltd., Class H Shares	1,169,778
518,000	PICC Property & Casualty Co., Ltd., Class H Shares*	651,790
49,500	Ping An Insurance Group Co. of China Ltd., Class H Shares	507,495
20,460,000	Renhe Commercial Holdings Co., Ltd.	3,073,571
672,000	Shanghai Electric Group Co., Ltd., Class H Shares	393,447
2,060,500	Shimao Property Holdings Ltd.	2,809,628
640,500	Soho China Ltd.	460,531
134,100	Tencent Holdings Ltd.	3,560,665
445,000	Weichai Power Co., Ltd., Class H Shares	2,959,658
5,504,000	Winsway Coking Coal Holding Ltd.*	2,968,106
150,000	Xinao Gas Holdings Ltd.	443,929
1,247,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	3,722,555
70,000	Zhaojin Mining Industry Co., Ltd., Class H Shares	298,392
2,281,000	Zhejiang Expressway Co., Ltd., Class H Shares	2,050,100

	Total China	85,203,854

Colombia — 0.2%
10,300	BanColombia SA, ADR	586,379
348,437	Ecopetrol SA	724,236
17,756	Suramericana de Inversiones SA	329,504

	Total Colombia	1,640,119

Czech Republic — 0.4%
32,389	CEZ AS	1,485,944
6,262	Komercni Banka AS	1,507,378
23,811	Telefonica O2 Czech Republic AS	539,458

	Total Czech Republic	3,532,780

Egypt — 1.3%
633,283	Commercial International Bank(c)(d)	3,670,052
78,530	Eastern Co.(c)	1,379,174
61,735	Egyptian Co. for Mobile Services(c)(d)	1,203,052
50,841	Egyptian Financial Group-Hermes Holding(c)(d)	199,360
13,577	El Sewedy Electric Co.(c)(d)*	93,340
84,028	Ezz Steel Co.(c)(d)*	205,399
2,017	National Societe Generale Bank SAE(c)(d)	12,418
121,813	Orascom Construction Industries(c)(d)	4,060,915
5,502	Orascom Construction Industries, GDR	185,693
155,283	Orascom Telecom Holding SAE(c)(d)	89,095
24,704	Orascom Telecom Holding SAE, GDR*	75,965
229,452	Talaat Moustafa Group(c)(d)*	229,803
69,858	Telecom Egypt(c)(d)	170,761

	Total Egypt	11,575,027

France — 0.3%
62,315	CFAO SA	2,303,656

Hong Kong — 4.0%
330,000	Chaoda Modern Agriculture Holdings Ltd.	211,854
653,500	China Mobile Ltd.	6,125,198
1,142,000	China Overseas Land & Investment Ltd.	1,897,370
985,000	China Resources Land Ltd.	1,601,112

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Hong Kong — 4.0% — (continued)

1,383,200	China Resources Power Holdings Co., Ltd.	$2,305,215
3,238,805	CNOOC Ltd.	7,335,590
186,000	COSCO Pacific Ltd.	358,225
49,245,000	CST Mining Group Ltd.*	1,447,936
58,500	Hengan International Group Co., Ltd.	434,897
1,895,000	Huabao International Holdings Ltd.	2,391,743
65,000	Kingboard Chemical Holdings Ltd.	345,514
681,666	Melco Crown Entertainment Ltd., ADR(a)*	4,737,579
21,039,500	REXLot Holdings Ltd.(a)	2,377,223
106,000	Shanghai Industrial Holdings Ltd.	378,358
2,717,000	SJM Holdings Ltd.	3,997,846

	Total Hong Kong	35,945,660

Hungary — 0.6%
170,639	OTP Bank PLC(a)*	5,098,749

India — 3.0%
21,720	Dr. Reddy’s Laboratories Ltd., ADR(a)	739,566
7,952	GAIL India Ltd., GDR	459,228
5,973	HDFC Bank Ltd., ADR	878,688
175,024	ICICI Bank Ltd., ADR	7,589,041
103,083	Infosys Technologies Ltd., ADR	6,875,636
90,600	ITC Ltd., GDR*	338,300
50,585	Mahindra & Mahindra Ltd., GDR	696,050
101,336	Reliance Industries Ltd., London Shares, GDR(b)	4,315,900
41,244	Reliance Industries Ltd., Luxembourg Shares, GDR(b)	1,756,582
6,142	State Bank of India Ltd., London Shares, GDR	725,370
54,334	Sterlite Industries India Ltd., ADR	800,883
31,517	Tata Motors Ltd., ADR	775,949
70,917	Wipro Ltd., ADR(a)	933,268

	Total India	26,884,461

Indonesia — 3.7%
17,324,349	Adaro Energy Tbk PT	4,811,501
1,299,500	Charoen Pokphand Indonesia Tbk PT	223,912
37,500	Gudang Garam Tbk PT	155,373
61,000	Indo Tambangraya Megah PT	316,012
634,500	Indofood Sukses Makmur Tbk PT	341,651
957,000	Perusahaan Gas Negara PT	385,122
161,675	PT Astra International Tbk	953,940
592,000	PT Bank Central Asia Tbk	422,785
5,278,761	PT Bank Mandiri Persero Tbk	3,470,704
1,102,000	PT Bank Rakyat Indonesia	587,134
7,374,125	PT Bumi Resources Tbk	2,507,779
621,996	PT Telekomunikasi Indonesia Tbk	525,293
1,206,000	PT United Tractors Tbk	3,171,705
4,983,812	Semen Gresik Persero Tbk PT	4,886,921
1,256,000	Tambang Batubara Bukit Asam Tbk PT	2,854,707
227,900	Telekomunikasi Indonesia Tbk PT, ADR	7,791,902

	Total Indonesia	33,406,441

Luxembourg — 0.4%
62,876	Oriflame Cosmetics SA, ADR	3,676,559

Malaysia — 0.3%
147,300	British American Tobacco Malaysia Bhd	2,317,784
9	SP Setia Bhd	17

	Total Malaysia	2,317,801

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Mexico — 5.3%
61,900	Alfa SAB de CV, Class A Shares	$769,490
287,491	America Movil SAB de CV, Class L Shares, ADR	16,507,732
2,900	Coca-Cola Femsa SAB de CV, ADR	211,874
76,400	Compartamos SAB de CV*	146,381
73,150	Desarrolladora Homex SAB de CV, ADR(a)*	1,991,875
130,255	Fomento Economico Mexicano SAB de CV, ADR	7,324,239
29,100	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	110,213
114,887	Grupo Financiero Banorte SAB de CV, Class O Shares	520,666
2,786,143	Grupo Mexico SAB de CV, Class B Shares	10,607,393
34,000	Grupo Modelo SAB de CV, Class C Shares	205,450
225,800	Grupo Televisa SA, ADR*	5,333,396
497,200	Kimberly-Clark de Mexico SAB de CV, Class A Shares	2,893,175
163,400	Mexichem SAB de CV	587,970
245,794	Wal-Mart de Mexico SAB de CV, Class V Shares	703,666

	Total Mexico	47,913,520

Netherlands — 0.1%
15,442	New World Resources NV	244,546
17,000	VimpelCom Ltd., ADR	240,040

	Total Netherlands	484,586

Nigeria — 0.0%
51,856	Guaranty Trust Bank PLC, GDR(b)	322,197

Pakistan — 0.5%
1,283,400	Oil & Gas Development Co., Ltd.	2,187,991
1,139,972	Pakistan Petroleum Ltd.	2,685,415

	Total Pakistan	4,873,406

Peru — 0.2%
45,000	Cia de Minas Buenaventura SA, ADR	2,100,150

Philippines — 1.1%
283,600	Aboitiz Power Corp.	187,547
710,100	Alliance Global Group Inc.	185,882
1,082,000	Ayala Land Inc.	355,284
350,974	Bank of the Philippine Islands	448,489
3,211,200	Energy Development Corp.	412,921
140,520	First Philippine Holdings Corp.	164,558
2,243,000	Metro Pacific Investments Corp.	176,659
246,496	Metropolitan Bank & Trust	324,888
150,100	Philippine Long Distance Telephone Co., ADR	7,456,968
39,570	SM Investments Corp.	418,870
796,000	SM Prime Holdings Inc.	184,606

	Total Philippines	10,316,672

Poland — 0.4%
5,723	Bank Pekao SA	327,427
14,656	KGHM Polska Miedz SA	895,120
46,874	Polski Koncern Naftowy Orlen SA*	743,851
75,429	Powszechna Kasa Oszczednosci Bank Polski SA	1,102,232
1,703	Powszechny Zaklad Ubezpieczen SA	205,889
42,051	Telekomunikacja Polska SA	253,023

	Total Poland	3,527,542

Russia — 8.7%
3,277,882	Federal Hydrogenerating Co.(c)*	167,172
406	Federal Hydrogenerating Co., ADR*	2,079
22,035	Gazprom OAO*	648,270
54,451	Gazprom OAO, ADR	1,601,948

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Russia — 8.7% — (continued)

423,290	Gazprom OAO, London Shares, ADR	$12,410,863
39,170	Globaltrans Investment PLC, GDR	665,890
1,740,863	IDGC Holding JSC*	304,651
10,793	LUKOIL OAO	755,510
126,492	LUKOIL, ADR	8,949,309
37,140	LUKOIL, London Shares, ADR	2,643,997
108,973	Magnit OJSC(b)*	3,094,833
95,189	Mechel, ADR	2,896,601
89,123	MMC Norilsk Nickel OJSC, ADR	2,161,233
679,586	Mobile Telesystems OJSC, ADR	12,796,605
14,883	NovaTek OAO, GDR	1,933,302
22,695	Polymetal JSC*	430,070
164,579	Rosneft Oil Co.	1,522,356
358,642	Rosneft Oil Co., GDR	3,385,580
2,365,606	Sberbank of Russia	8,374,245
55,361	Severstal OAO	1,051,859
6,103	Sistema JSFC, GDR*	155,565
35,268	Sistema JSFC, London Shares, GDR	898,981
345,031	Surgutneftegaz OJSC	389,885
17,828	Tatneft, ADR	744,319
1,135,845	TNK-BP Holding	3,435,931
123,401	Uralkali, GDR	5,043,399
574,154,421	VTB Bank OJSC	1,975,091
4,518	X5 Retail Group NV, GDR*	181,624

	Total Russia	78,621,168

South Africa — 7.7%
115,313	ABSA Group Ltd.	2,151,285
19,788	African Bank Investments Ltd.	101,858
27,816	Anglo Platinum Ltd.*	2,707,669
45,245	AngloGold Ashanti Ltd.	2,208,563
43,943	Aveng Ltd.	231,124
146,631	Bidvest Group Ltd.	3,289,201
1	Discovery Holdings Ltd.	6
11,925	Exxaro Resources Ltd.	261,395
128,242	FirstRand Ltd.	361,224
26,526	Gold Fields Ltd.	475,953
99,810	Growthpoint Properties Ltd.	243,539
17,254	Impala Platinum Holdings Ltd.	509,816
16,804	Imperial Holdings Ltd.	271,552
100,359	Kumba Iron Ore Ltd.	6,796,421
168,766	Massmart Holdings Ltd.	3,494,296
46,553	MMI Holdings Ltd.	108,771
273,285	MTN Group Ltd.	4,829,252
674,632	Murray & Roberts Holdings Ltd.	2,425,042
61,735	Naspers Ltd., Class N Shares	3,550,172
176,677	Nedbank Group Ltd.	3,246,558
770,200	Pretoria Portland Cement Co., Ltd.	3,080,866
8,343	Remgro Ltd.	134,295
9,379	Reunert Ltd.	77,947
59,601	RMB Holdings Ltd.	329,419
15,140	Royal Bafokeng Platinum Ltd.*	137,580
1,239,181	Sanlam Ltd.	4,819,636
30,201	Sappi Ltd.*	160,496
56,059	Sasol Ltd.	3,070,778
305,256	Shoprite Holdings Ltd.	4,231,102
10,453	Spar Group Ltd. (The)	142,768
503,344	Standard Bank Group Ltd.	7,226,453
54,772	Steinhoff International Holdings Ltd.*	194,994

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

South Africa — 7.7% — (continued)

133,816	Tiger Brands Ltd.	$3,509,499
446,188	Truworths International Ltd.	4,090,519
27,601	Vodacom Group Ltd.	297,248
58,155	Woolworths Holdings Ltd.	223,260

	Total South Africa	68,990,557

South Korea — 12.3%
15,220	Daegu Bank Ltd.	206,426
9,710	Daelim Industrials Co., Ltd.	847,164
14,650	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	449,506
16,620	Dongbu Insurance Co., Ltd.	676,980
1,810	Glovis Co., Ltd.	227,779
53,104	GS Holdings	3,282,398
57,994	Hana Financial Group Inc.	2,320,998
9,458	Hanwha Corp.	374,316
17,654	Hite Brewery Co., Ltd.*	1,593,633
2,552	Honam Petrochemical Corp.	705,863
4,337	Hyundai Department Store Co., Ltd.	468,646
3,829	Hyundai Heavy Industries Co., Ltd.	1,481,337
26,796	Hyundai Mobis	6,255,736
31,956	Hyundai Motor Co.	5,058,847
4,762	Hyundai Steel Co.	548,452
55,760	Industrials Bank of Korea*	838,086
29,910	Kangwon Land Inc.*	666,351
182,975	KB Financial Group Inc.	8,982,764
1,041	KCC Corp.	290,247
42,530	Korea Exchange Bank	345,339
747,068	Korea Life Insurance Co., Ltd.	5,042,908
1,214	Korea Zinc Co., Ltd.	360,615
28,410	KT Corp.	987,932
127,235	KT&G Corp.	6,483,961
4,698	LG Chem Ltd.	1,554,301
16,709	LG Corp.	1,153,165
1,258	LG Household & Health Care Ltd.	400,537
29,292	NHN Corp.*	4,936,708
23,247	POSCO	9,510,512
25,988	Samsung Electronics Co., Ltd.	21,333,087
4,246	Samsung Fire & Marine Insurance Co., Ltd.	843,989
353,854	Shinhan Financial Group Co., Ltd.	14,822,593
5,581	SK Holding Co., Ltd.	657,669
13,872	SK Telecom Co., Ltd.	2,010,971
123,520	Woongjin Coway Co., Ltd.	3,592,231
105,180	Woori Finance Holdings Co., Ltd.*	1,276,865

	Total South Korea	110,588,912

Taiwan — 5.2%
192,218	Acer Inc.	463,908
143,470	Advanced Semiconductor Engineering Inc.	160,590
141,713	Asia Cement Corp.	142,189
83,894	Asustek Computer Inc.	758,571
495,219	AU Optronics Corp.*	447,778
64,000	Catcher Technology Co., Ltd.	266,756
175,039	Cathay Financial Holding Co., Ltd.	278,886
344,563	China Steel Corp.	387,995
690,440	Chinatrust Financial Holding Co., Ltd.	538,427
683,628	Chunghwa Telecom Co., Ltd.	2,024,458
211,000	Coretronic Corp.	337,955
60,000	Delta Electronics Inc.	249,076
45,197	Delta Electronics Inc., GDR*	938,217

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Taiwan — 5.2% — (continued)

93,360	Delta Electronics Inc., Luxembourg Shares, GDR	$1,938,154
294,385	Far Eastern New Century Corp.	455,678
57,000	Farglory Land Development Co., Ltd.	123,771
213,500	First Financial Holding Co., Ltd.	173,312
50,000	Formosa Chemicals & Fibre Corp.	169,748
350,830	Formosa Plastics Corp.	1,173,364
1,881,195	Fubon Financial Holding Co., Ltd.	2,374,416
81,906	High Tech Computer Corp.	2,932,097
2,961,276	Hon Hai Precision Industry Co., Ltd.	10,849,716
512,288	Hon Hai Precision Industry Co., Ltd., GDR	3,688,474
200,676	Hon Hai Precision Industry Co., Ltd., London Shares, GDR	1,493,029
20,774	HTC Corp., GDR	2,974,837
43,530	MediaTek Inc.	488,707
370,000	Mega Financial Holding Co., Ltd.	266,773
138	Pacific Electric Wire & Cable Co., Ltd.(c)*	0
61,621	Pegatron Corp.*	72,495
307,270	Pou Chen Corp.	268,022
120,893	Powertech Technology Inc.	420,586
57,354	Silitech Technology Corp.	145,361
554,565	Taiwan Cooperative Bank	417,555
54,000	Taiwan Fertilizer Co., Ltd.	167,355
141,098	Taiwan Mobile Co., Ltd.	315,396
876,031	Taiwan Semiconductor Manufacturing Co., Ltd.	2,075,973
430,015	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,284,884
94,100	Tripod Technology Corp.	417,519
85,000	U-Ming Marine Transport Corp.	169,143
106,264	Uni-President Enterprises Corp.	134,839
307,000	United Microelectronics Corp.	158,918
247,222	Wistron Corp.	439,598
349,315	Yuanta Financial Holding Co., Ltd.	237,769

	Total Taiwan	46,822,295

Thailand — 1.6%
6,350	Advanced Info Service PCL	16,736
153,200	Advanced Info Service PCL, NVDR	398,150
142,300	Bangkok Bank PCL, NVDR	744,296
26,600	Banpu PCL, NVDR	631,304
182,200	Banpu PCL.	4,324,196
105,100	BEC World PCL, NVDR	115,098
568,200	Charoen Pokphand Foods PCL, NVDR	442,078
17,800	CP ALL PCL	22,694
321,000	CP ALL PCL, NVDR	409,251
69,800	Glow Energy PCL, NVDR	92,983
674,900	Kasikornbank PCL	2,669,595
220,600	Kasikornbank PCL, NVDR	847,352
1,347,500	Krung Thai Bank PCL, NVDR	722,426
139,800	PTT Aromatics & Refining PCL, NVDR	169,094
63,000	PTT Chemical PCL, NVDR	296,568
6,700	PTT Exploration & Production PCL	39,425
99,900	PTT Exploration & Production PCL, NVDR	594,371
117,700	PTT PCL, NVDR	1,296,662
28,500	Siam Cement PCL, NVDR	289,752
82,900	Thai Oil PCL, NVDR	199,865

	Total Thailand	14,321,896

Turkey — 3.9%
1,172,317	Akbank TAS	5,480,925
367	Aktas Electric Ticaret AS(c)*	0
29,462	Anadolu Efes Biracilik Ve Malt Sanayii AS	397,762

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Turkey — 3.9% — (continued)

98,620	Arcelik AS	$457,379
13,014	BIM Birlesik Magazalar AS	409,153
157,277	Haci Omer Sabanci Holding AS	631,113
894,953	KOC Holding AS	3,747,850
33,778	Tupras Turkiye Petrol Rafinerileri AS	840,280
227,146	Turk Telekomunikasyon AS	1,010,863
1,240,697	Turkcell Iletisim Hizmet AS	6,948,337
1,102,215	Turkiye Garanti Bankasi AS	4,877,606
83,143	Turkiye Halk Bankasi AS	602,824
3,037,557	Turkiye Is Bankasi, Class C Shares	9,454,988
208,011	Yapi ve Kredi Bankasi AS*	579,867

	Total Turkey	35,438,947

United States — 0.2%
50,200	Southern Copper Corp.	2,124,464

	TOTAL COMMON STOCKS (Cost — $561,928,173)	788,112,028

EXCHANGE TRADED SECURITIES — 1.5%
United States — 1.5%
151,239	iPath MSCI India Index ETN(a)*	9,839,609
73,500	Vanguard MSCI Emerging Markets ETF	3,411,135

	TOTAL EXCHANGE TRADED SECURITIES (Cost — $12,860,282)	13,250,744

PREFERRED STOCKS — 3.3%
Brazil — 3.1%
82,800	Banco do Estado do Rio Grande do Sul SA, 1.760%	907,862
75,200	Braskem SA, Class A Shares*	918,764
132,341	Companhia Energetica de Minas Gerais, 2.310%	2,204,487
19,800	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 5.880%	382,903
37,800	Fertilizantes Fosfatados SA*	403,756
157,448	Investimentos Itau SA, 0.490%	1,151,526
414,215	Itau Unibanco Holding SA, 0.410%	9,233,060
63,450	Suzano Papel e Celulose SA, 0.060%	543,180
227,200	Ultrapar Participacoes SA, 3.570%	3,584,775
731,385	Usinas Siderurgicas de Minas Gerais SA, Class A Shares*	8,371,778

	Total Brazil	27,702,091

Russia — 0.1%
888,487	Surgutneftegas OJSC, 6.830%	515,322

South Korea — 0.1%
2,207	Samsung Electronics Co., Ltd., 1.690%	1,191,435

	TOTAL PREFERRED STOCKS (Cost — $19,550,350)	29,408,848

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $594,338,805)	830,771,620

Face
Amount

SHORT-TERM INVESTMENTS (e) — 9.8%
MONEY MARKET FUND — 2.9%
26,369,704	The AIM STIT – Liquid Assets Portfolio (f) (Cost — $26,369,704)	26,369,704

TIME DEPOSITS — 6.9%
	BBH – Grand Cayman:

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Face
Amount		Security	Value

TIME DEPOSITS — 6.9% — (continued)

139,030	HKD	0.005% due 3/1/11	$17,851
34,052,746		0.030% due 3/1/11	34,052,746
55	GBP	0.086% due 3/1/11	90
2,978,405	ZAR	4.600% due 3/1/11	428,249
16,672,132		HSBC Bank – Grand Cayman, 0.030% due 3/1/11	16,672,132
11,069,731		Wells Fargo – Grand Cayman, 0.030% due 3/1/11	11,069,731

		TOTAL TIME DEPOSITS (Cost — $62,240,799)	62,240,799

		TOTAL SHORT-TERM INVESTMENTS (Cost — $88,610,503)	88,610,503

		TOTAL INVESTMENTS — 102.1% (Cost — $682,949,308#)	919,382,123

		Liabilities in Excess of Other Assets — (2.1)%	(19,318,493)

		TOTAL NET ASSETS — 100.0%	$900,063,630

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.9%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
NVDR	—	Non-Voting Depositary Receipt
PLC	—	Public Limited Company
ZAR	—	South African Rand

Summary of Investments by Security Sector

Financials	22.2%
Materials	14.1
Energy	12.7
Information Technology	10.3
Telecommunication Services	9.1
Consumer Staples	7.2
Consumer Discretionary	7.2
Industrials	4.3
Utilities	1.7
Funds	1.5
Health Care	0.1
Short-Term Investments	9.6

100.0%

As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES – 30.7%
FHLMC – 7.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
$19,942	11.500% due 10/1/15	$20,106
2,483	9.500% due 6/1/16	2,526
111,074	8.500% due 11/1/16 – 7/1/17	123,165
23,410	8.000% due 1/1/17 – 6/1/17	26,129
66,326	2.500% due 12/1/34(a)	69,324
76,938	2.652% due 1/1/35(a)	80,877
727,227	2.697% due 3/1/36(a)(b)	752,312
78,997	5.708% due 2/1/37(a)	83,707
192,738	5.768% due 5/1/37(a)	204,859
192,451	5.858% due 5/1/37(a)	203,626
1,618,191	5.906% due 5/1/37(a)	1,728,305
626,506	6.012% due 9/1/37(a)	670,875
	Gold:
7,218	7.000% due 5/1/12 – 8/1/12	7,547
46	8.000% due 8/1/12	47
17,784,921	5.500% due 10/1/13 – 2/1/40(b)	19,148,337
1,718,553	6.500% due 7/1/14 – 9/1/37(b)	1,904,170
3,715,000	6.000% due 5/1/16 – 6/1/39	4,062,495
11,553	8.500% due 2/1/18	12,211
3,987,847	5.000% due 6/1/21 – 1/1/40	4,194,847
12,270,340	4.500% due 5/1/23 – 3/1/41(c)	12,566,779
9,130,962	3.500% due 12/1/25 – 3/1/41(c)	9,093,232
21,088,354	4.000% due 9/1/40 – 1/1/41	20,820,300

	TOTAL FHLMC	75,775,776

FNMA – 21.2%
	Federal National Mortgage Association (FNMA):
30,540,779	5.500% due 2/1/14 – 3/1/41(c)	32,702,540
3,477	8.500% due 4/1/17	3,927
10,771	8.000% due 8/1/17	12,293
1,253,300	4.762% due 2/1/20	1,319,925
1,266,409	4.672% due 7/1/20	1,331,698
1,325,649	3.974% due 11/1/20	1,326,145
3,797	10.000% due 1/1/21	3,832
33,386,632	5.000% due 3/1/21 – 9/1/40(c)	35,146,215
16,953,846	6.000% due 9/1/21 – 3/1/41(c)	18,494,316
232	9.500% due 11/1/21	263
2,282,168	6.500% due 11/1/23 – 9/1/37	2,569,989
15,841,123	3.500% due 3/1/24 – 3/1/41(c)	15,884,738
53,781,664	4.000% due 3/1/24 – 3/1/41(b)(c)	53,559,599
41,246,756	4.500% due 4/1/24 – 3/1/41(b)(c)	42,170,850
690,471	7.000% due 9/1/26 – 4/1/37(b)	780,877
49,493	3.065% due 3/1/30(a)(b)	51,930
855,174	2.436% due 3/1/34(a)	891,717
205,130	2.381% due 12/1/34(a)	214,766
21,337	2.409% due 12/1/34(a)	22,379
318,312	2.642% due 9/1/35(a)	334,671
248,713	2.258% due 10/1/35(a)	254,585
342,570	2.294% due 10/1/35(a)	351,493
76,253	2.263% due 11/1/35(a)	78,285
76,285	2.276% due 11/1/35(a)	78,170
164,936	2.281% due 11/1/35(a)	169,083
70,984	2.289% due 11/1/35(a)	72,755
65,783	2.300% due 11/1/35(a)	67,504
66,359	2.315% due 11/1/35(a)	68,128

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

FNMA — 21.2% — (continued)

$314,607		2.330% due 11/1/35(a)(b)	$322,984
704,151		2.375% due 1/1/36(a)	734,760
468,406		5.728% due 6/1/36(a)	501,904
633,216		5.915% due 8/1/36(a)	668,681
1,109,390		6.248% due 9/1/36(a)	1,187,993
104,004		2.813% due 12/1/36(a)	109,769
718,683		5.849% due 2/1/37(a)	772,495
1,112,008		5.491% due 4/1/37(a)	1,179,412
929,520		5.911% due 4/1/37(a)	983,321
1,011,806		5.621% due 5/1/37(a)	1,077,182
1,273,207		5.910% due 8/1/37(a)	1,366,417

		TOTAL FNMA	216,867,591

GNMA – 2.1%
		Government National Mortgage Association (GNMA):
5,192		9.500% due 12/15/16 – 8/15/17	5,557
23,330		8.500% due 5/15/17 – 8/15/30	27,316
3,338		9.000% due 8/15/30 – 9/15/30(b)	4,024
21,551		4.500% due 9/15/33(b)	22,443
1,276,908		6.000% due 12/15/33 – 3/1/41(c)	1,407,019
892,429		6.500% due 1/15/34 – 10/15/38	1,007,691
2,721,727		5.500% due 5/15/37 – 3/1/41(c)	2,949,733
1,965,000		4.000% due 3/15/39(c)	1,966,535
		Government National Mortgage Association II (GNMA):
17,502		8.500% due 1/20/17	19,966
21,810		9.000% due 4/20/17 – 11/20/21	24,876
119,785		3.375% due 2/20/26 – 5/20/30(a)(b)	124,764
45,748		2.125% due 10/20/27(a)(b)	47,346
1,553		8.000% due 3/20/30(b)	1,821
1,963,766		6.000% due 2/20/35 – 3/1/41(c)	2,158,143
4,360,505		5.000% due 3/1/38 – 8/20/40(c)	4,634,825
6,650,472		4.500% due 10/20/40 – 4/1/41(c)	6,875,778

		TOTAL GNMA	21,277,837

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $309,206,764)	313,921,204

ASSET-BACKED SECURITIES – 1.0%
Automobiles – 0.1%
428,102	AA	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.296% due 5/15/13(a)	426,612
752,107	AAA	Ford Credit Auto Owner Trust, Series 2007-B, Class A4A, 5.240% due 7/15/12	763,087

		Total Automobiles	1,189,699

Credit Card – 0.1%
945,000	AAA	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.366% due 5/16/16(a)(d)	960,275

Student Loan – 0.8%
100,000	AAA	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.450% due 6/15/43(a)(e)	92,846
500,000	AAA	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(a)(e)	449,600
940,000	AAA	SLC Student Loan Trust, Series 2008-1, Class A3, 1.402% due 9/15/19(a)	958,144
		SLM Student Loan Trust:
1,440,219	AAA	Series 2008-5, Class A2, 1.403% due 10/25/16(a)	1,458,654
420,000	AAA	Series 2008-5, Class A3, 1.603% due 1/25/18(a)	432,093
1,705,000	AAA	Series 2008-5, Class A4, 2.003% due 7/25/23(a)	1,786,500
1,969,338	AAA	Series 2010-1, Class A, 0.662% due 3/25/25(a)	1,970,830

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Student Loan — 0.8% — (continued)

$900,000	AAA	Student Loan Consolidation Center, Series 2002-1, Class A6, 0.000% due 3/01/42(a)(d)(e)	$812,214

		Total Student Loan	7,960,881

		TOTAL ASSET-BACKED SECURITIES (Cost — $10,037,085)	10,110,855

COLLATERALIZED MORTGAGE OBLIGATIONS – 16.4%
178,311	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 0.502% due 9/25/35(a)	165,489
178,370	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.752% due 11/25/33(a)	161,342
183,071	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.512% due 6/25/29(a)	56,792
		American Home Mortgage Assets:
1,090,021	CCC	Series 2006-1, Class 2A1, 0.452% due 5/25/46(a)(b)	663,113
382,670	B−	Series 2006-6, Class A1A, 0.452% due 12/25/46(a)	216,810
1,416,320	CCC	American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.492% due 3/25/47(a)	776,474
880,000	AAA	Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.714% due 5/17/60(a)(d)	880,005
908,238	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.612% due 6/25/34(a)(b)	748,512
		Asset Backed Securities Corp. Home Equity:
96,665	AAA	Series 2004-HE6, Class A1, 0.537% due 9/25/34(a)(b)	88,472
1,956,000	AA	Series 2005-HE5, Class M3, 0.742% due 6/25/35(a)	1,443,239
773,109	AAA	Series 2006-HE1, Class A3, 0.462% due 1/25/36(a)	590,293
		Banc of America Commercial Mortgage Inc.:
79,103	Aaa(f)	Series 2001-1, Class A2, 6.503% due 4/15/36	79,103
1,038,284	AAA	Series 2002-PB2, Class A4, 6.186% due 6/11/35	1,068,606
1,280,000	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43(a)	1,363,697
1,040,000	AAA	Series 2007-2, Class A2, 5.634% due 4/10/49(a)	1,078,883
855,000	A+	Series 2007-2, Class A4, 5.688% due 4/10/49(a)	918,714
		Banc of America Funding Corp.:
2,743	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	2,901
396,965	B−	Series 2005-B, Class 2A1, 2.995% due 4/20/35(a)	328,967
1,896,428	CCC	Series 2007-5, Class 3A1, 6.000% due 7/25/37	1,779,998
1,979,674	CCC	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,533,061
		Banc of America Mortgage Securities Inc.:
321,336	AAA	Series 2004-F, Class 1A1, 2.767% due 7/25/34(a)(b)	302,086
1,577,773	CCC	Series 2006-B, Class 4A1, 6.168% due 11/20/46(a)	1,472,695
320,965	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.937% due 2/28/44(a)	298,019
		Bear Stearns Adjustable Rate Mortgage Trust:
46,839	AAA	Series 2002-11, Class 1A1, 5.668% due 2/25/33(a)(b)	47,120
541,774	AAA	Series 2005-2, Class A2, 2.934% due 3/25/35(a)(b)	523,013
414,994	BBB−	Series 2005-4, Class 3A1, 5.301% due 8/25/35(a)(b)	370,162
1,072,857	CCC	Series 2007-3, Class 1A1, 5.317% due 5/25/47(a)(b)	812,124
		Bear Stearns ALT-A Trust:
459,085	BB	Series 2005-2, Class 2A4, 2.757% due 4/25/35(a)	365,588
356,638	AAA	Series 2005-4, Class 23A2, 2.739% due 5/25/35(a)(b)	328,013
508,702	CCC	Series 2005-7, Class 22A1, 2.961% due 9/25/35(a)(b)	404,239
		Bear Stearns Asset Backed Securities Trust:
1,515,000	AAA	Series 2005-TC2, Class A3, 0.632% due 8/25/35(a)	1,328,718
729,478	BBB	Series 2007-HE7, Class 1A1, 1.262% due 10/25/37(a)(b)	494,541
		Bear Stearns Commercial Mortgage Securities:
593,614	AAA	Series 2001-TOP2, Class A2, 6.480% due 2/15/35	594,297
1,765,000	Aaa(f)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,860,276
210,000	A−	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	216,711
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	596,707
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	208,322
480,000	A+	Series 2007-PW17, Class A4, 5.694% due 6/11/50(a)	520,437
267,143	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.482% due 12/25/36(a)(b)(d)	240,009
1,180,210	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.262% due 3/25/37(a)(d)	1,050,173
1,700,000	A+	Centex Home Equity, Series 2006-A, Class AV4, 0.512% due 6/25/36(a)	1,136,693
		Chase Funding Mortgage Loan Asset-Backed Certificates:

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

$996	AAA	Series 2002-2, Class 2A1, 0.762% due 5/25/32(a)	$934
1,129	AAA	Series 2002-3, Class 2A1, 0.902% due 8/25/32(a)	992
1,007,790	A	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.902% due 2/25/37(a)(b)	958,963
		Commercial Mortgage Pass Through Certificates:
247,251	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	248,382
395,000	Aaa(f)	Series 2006-C8, Class A4, 5.306% due 12/10/46	418,233
		Countrywide Alternative Loan Trust:
719,829	AA+	Series 2005-24, Class 4A1, 0.492% due 7/20/35(a)	482,926
458,531	CCC	Series 2005-27, Class 2A3, 1.852% due 8/25/35(a)	314,495
835,165	CCC	Series 2005-59, Class 1A1, 0.591% due 11/20/35(a)	528,541
1,218,562	CCC	Series 2006-OA17, Class 1A1A, 0.458% due 12/20/46(a)(b)	719,736
532,577	CCC	Series 2006-OA21, Class A1, 0.452% due 3/20/47(a)	322,261
3,145,063	B−	Series 2006-OA22, Class A1, 0.422% due 2/25/47(a)	2,089,574
1,176,774	CCC	Series 2006-OA9, Class 2A1A, 0.472% due 7/20/46(a)(b)	552,329
		Countrywide Asset-Backed Certificates:
1,793	B−	Series 2001-BC3, Class A, 0.742% due 12/25/31(a)	987
5,025	AAA	Series 2002-3, Class 1A1, 1.002% due 5/25/32(a)	4,619
12,759	AAA	Series 2003-BC2, Class 2A1, 0.862% due 6/25/33(a)	11,892
94,921	AAA	Series 2004-SD4, Class A1, 0.642% due 12/25/34(a)(d)	88,032
83,175	BBB	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	82,557
806,955	CCC	Series 2006-13, Class 3AV2, 0.412% due 1/25/37(a)	578,741
720,455	BB	Series 2006-SD3, Class A1, 0.592% due 7/25/36(a)(d)	397,366
740,990	AA+	Series 2007-13, Class 2A2, 1.062% due 10/25/47(a)	545,949
1,725,000	CCC	Series 2007-4, Class A2, 5.530% due 9/25/37	1,569,456
150,929	CC	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.506% due 12/15/35(a)	63,957
		Countrywide Home Loan Mortgage Pass Through Trust:
73,638	A	Series 2004-R2, Class 1AF1, 0.682% due 11/25/34(a)(d)	65,420
330,172	CCC	Series 2005-11, Class 3A3, 3.379% due 4/25/35(a)	176,559
230,505	CCC	Series 2005-11, Class 6A1, 0.562% due 3/25/35(a)	154,145
581,646	AAA	Series 2005-R1, Class 1AF1, 0.622% due 3/25/35(a)(d)	500,504
471,024	CCC	Series 2007-16, Class A1, 6.500% due 10/25/37	439,947
		Credit Suisse First Boston Mortgage Securities Corp.:
1,305,000	Aaa(f)	Series 2002-CP3, Class A3, 5.603% due 7/15/35	1,361,061
1,349,092	AAA	Series 2005-6, Class 8A1, 4.500% due 7/25/20	1,315,581
1,200,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40(a)	1,295,419
2,800,000	NR	Series 2010-UD1, Class , 5.949% due 12/11/49(b)(d)	3,054,224
		Credit Suisse Mortgage Capital Certificates:
202,494	D	Series 2006-8, Class 3A1, 6.000% due 10/25/21	173,437
115,000	BBB−	Series 2006-C3, Class AM, 5.826% due 6/15/38(a)	121,494
1,584,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	1,682,180
1,245,169	AA	Series 2007-TFLA, Class A1, 0.336% due 2/15/22(a)(b)(d)	1,206,615
339,686	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35(b)	319,045
627,166	D	CS First Boston Mortgage Securities Corp., Series 2005-10, Class 5A6, 5.500% due 11/25/35	536,873
		DBUBS Mortgage Trust:
1,250,000	Aaa(f)	Series 2011-LC1A, Class A1, 3.742% due 11/10/46(d)	1,277,036
1,035,000	Aaa(f)	Series 2011-LC1A, Class A3, 5.002% due 11/10/46(d)	1,080,009
		Deutsche ALT-A Securities Inc.:
337,656	BB+	Series 2006-OA1, Class A1, 0.462% due 2/25/47(a)	224,318
3,033,649	CCC	Series 2007-OA2, Class A1, 1.062% due 4/25/47(a)	1,952,612
202,317	AA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.662% due 11/19/44(a)	80,986
		EMC Mortgage Loan Trust:
7,350	AAA(g)	Series 2002-B, Class A1, 0.912% due 2/25/41(a)(d)	6,230
38,382	A	Series 2003-A, Class A1, 0.812% due 8/25/40(a)(d)	29,487
1,441,699	A	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 1.962% due 9/25/33(a)	1,294,285
755,000	A	Extended Stay America Trust, Series 2010-ESHA, Class C, 4.860% due 11/05/27(d)	784,135
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 24.565% due 2/15/24(a)	7,404

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

$931,613	NR	Series T-61, Class 1A1, 1.725% due 7/25/44(a)(b)	$929,794
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
239,416	AAA(g)	Series 2808, Class FT, 0.616% due 4/15/33(a)	240,304
1,205,355	NR	Series 3345, Class FP, 0.466% due 11/15/36(a)	1,204,083
1,213,486	NR	Series 3345, Class PF, 0.446% due 5/15/36(a)	1,211,181
		Federal National Mortgage Association (FNMA):
43,379	NR	Series 2000-34, Class F, 0.712% due 10/25/30(a)(b)	43,524
199,244	NR	Series 2000-T6, Class A3, 4.299% due 1/25/28(a)	208,158
121,063	NR	Series 2002-34, Class FE, 0.663% due 5/18/32(a)(b)	121,474
940,000	NR	Series 2002-T3, Class B, 5.763% due 12/25/11	976,590
85,665	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	86,052
28,337	NR	Series 2004-25, Class PA, 5.500% due 10/25/30	28,361
31,431	NR	Series 2004-36, Class BS, 5.500% due 11/25/30	31,513
79,627	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	85,407
		Federal National Mortgage Association (FNMA), REMICS:
292,382	NR	Series 2004-38, Class FK, 0.612% due 5/25/34(a)	292,951
2,045,000	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	2,220,009
5,590,053	NR	Series 2006-27, Class SH, 6.439% due 4/25/36(a)	826,156
5,015,067	NR	Series 2006-51, Class SP, 6.389% due 3/25/36(a)	786,723
4,048,648	NR	Series 2007-68, Class SC, 6.439% due 7/25/37(a)	602,902
		FHLMC Multifamily Structured Pass Through Certificates:
3,069,435	NR	Series K006, Class AX1, 1.063% due 1/25/20(a)	206,901
824,745	NR	Series K007, Class X1, 1.244% due 4/25/20(a)	61,288
827,135	NR	Series K008, Class X1, 1.687% due 6/25/20(a)	84,434
947,709	NR	Series K009, Class X1, 1.521% due 8/25/20(a)	87,635
1,020,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, 4.200% due 2/15/17(d)	1,086,120
		GE Capital Commercial Mortgage Corp.:
273,196	Aaa(f)	Series 2001-1, Class A2, 6.531% due 5/15/33	272,993
500,000	BBB+	Series 2007-C1, Class A4, 5.543% due 12/10/49	527,663
120,000	AAA	GMAC Commercial Mortgage Securities Inc., Series 2006-C1, Class A4, 5.238% due 11/10/45(a)	127,857
1,373,821	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 1.012% due 2/25/31(a)(d)	1,229,153
		Government National Mortgage Association (GNMA):
91,668	NR	Series 2000-35, Class F, 0.815% due 12/16/25(a)(b)	92,066
85,102	NR	Series 2002-21, Class FV, 0.665% due 3/16/32(a)(b)	85,323
164,590	NR	Series 2005-13, Class SD, 6.537% due 2/20/35(a)	25,025
274,438	NR	Series 2005-81, Class SD, 6.037% due 12/20/34(a)	29,610
510,656	NR	Series 2006-47, Class SA, 6.535% due 8/16/36(a)	79,822
6,420,718	NR	Series 2008-51, Class GS, 5.965% due 6/16/38(a)	877,248
412,283	NR	Series 2009-61, Class WQ, 5.985% due 11/16/35(a)	60,721
449,976	NR	Series 2010-14, Class SC, 4.540% due 8/20/35(a)	53,273
524,789	NR	Series 2010-87, Class SK, 6.235% due 7/16/40(a)	73,251
		Greenwich Capital Commercial Funding Corp.:
1,285,000	AAA	Series 2002-C1, Class A4, 4.948% due 1/11/35	1,339,891
1,520,000	AAA	Series 2004-GG1, Class A7, 5.317% due 6/10/36(a)	1,636,807
2,200,000	A+	Series 2006-GG7, Class A4, 5.883% due 7/10/38(a)	2,419,008
80,000	BB	Series 2006-GG7, Class AJ, 5.883% due 7/10/38(a)	81,200
3,750,000	A	Series 2007-GG9, Class A4, 5.444% due 3/10/39	4,011,564
		GS Mortgage Securities Corp. II:
1,225,000	AA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,285,303
120,000	BBB−	Series 2007-GG10, Class A4, 5.804% due 8/10/45(a)	128,373
215,763	AAA	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.612% due 9/25/35(a)(d)	182,516
		GSR Mortgage Loan Trust:
1,956,558	A+	Series 2005-AR4, Class 6A1, 5.250% due 7/25/35(a)	1,915,043
342,843	AAA	Series 2005-AR6, Class 2A1, 2.796% due 9/25/35(a)(b)	336,618
		Harborview Mortgage Loan Trust:
53,273	BBB+	Series 2005-8, Class 1A2A, 0.592% due 9/19/35(a)	38,330
265,825	CCC	Series 2006-2, Class 1A, 2.848% due 2/25/36(a)	153,296
334,615	B−	Series 2006-9, Class 2A1A, 0.472% due 11/19/36(a)	227,944
		Home Equity Asset Trust:

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

$748,834	AAA	Series 2007-1, Class 2A1, 0.322% due 5/25/37(a)	$731,668
150,847	AAA	Series 2007-2, Class 2A1, 0.372% due 7/25/37(a)	146,923
		Impac CMB Trust:
5,976	AA+	Series 2003-1, Class 1A1, 1.062% due 3/25/33(a)	4,852
1,314,801	AAA	Series 2004-6, Class 1A2, 1.042% due 10/25/34(a)	1,224,496
293,681	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.861% due 11/25/37(a)	244,027
		Indymac Index Mortgage Loan Trust:
122,258	B−	Series 2004-AR15, Class 1A1, 2.714% due 2/25/35(a)	87,891
170,943	B	Series 2005-AR15, Class A2, 5.033% due 9/25/35(a)	156,543
1,477,537	D	Series 2007-AR5, Class 1A1, 5.031% due 5/25/37(a)	780,192
1,506,423	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.422% due 8/25/36(a)	599,196
		JP Morgan Chase Commercial Mortgage Securities Corp.:
1,375,226	AAA	Series 2001-CIB3, Class A3, 6.465% due 11/15/35	1,397,596
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	666,467
665,000	Aaa(f)	Series 2003-ML1A, Class A2, 4.767% due 3/12/39	696,046
1,345,000	AA−	Series 2006-LDP7, Class A4, 5.875% due 4/15/45(a)	1,474,460
880,000	A+	Series 2007-CB19, Class A4, 5.745% due 2/12/49(a)	949,138
285,000	A−	Series 2007-LD12, Class A4, 5.882% due 2/15/51(a)	309,693
875,000	Aaa(f)	Series 2008-C2, Class ASB, 6.125% due 2/12/51(a)	933,726
		JP Morgan Mortgage Trust:
284,153	AAA	Series 2005-A1, Class 6T1, 5.035% due 2/25/35(a)(b)	290,529
77,071	Caa1(f)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	74,473
78,033	CCC	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	76,616
		LB-UBS Commercial Mortgage Trust:
2,025,000	Aaa(f)	Series 2001-C2, Class B, 6.799% due 9/15/34	2,028,275
330,025	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	343,249
360,000	A	Series 2006-C7, Class AM, 5.378% due 11/15/38	373,800
		Lehman XS Trust:
329,409	B+	Series 2005-5N, Class 1A1, 0.562% due 11/25/35(a)	248,400
268,125	CC	Series 2005-7N, Class 1A1B, 0.562% due 12/25/35(a)	110,031
7,140,000	CCC	Series 2007-12N, Class 1A3A, 0.462% due 7/25/47(a)	2,805,392
3,049,831	B−	Series 2007-16N, Class 2A2, 1.112% due 9/25/47(a)	2,180,999
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 2.899% due 11/21/34(a)	5,497,512
146,544	AAA	Series 2004-4, Class 4A1, 2.778% due 5/25/34(a)(b)	121,312
1,796,972	CCC	Series 2007-3, Class 12A1, 0.462% due 5/25/47(a)	1,062,632
1,198,718	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.947% due 10/25/32(a)	1,157,471
287,124	AAA	Medallion Trust, Series 2003-1G, Class A, 0.494% due 12/21/33(a)	283,423
267,153	AAA	Merrill Lynch Mortgage Investors Inc., Series 2004-A3, Class 4A3, 5.020% due 5/25/34(a)	271,967
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.659% due 5/12/39(a)	735,541
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
1,705,000	AA−	Series 2006-4, Class A3, 5.172% due 12/12/49(a)	1,814,094
850,000	Aaa(f)	Series 2007-6, Class A4, 5.485% due 3/12/51(a)	893,840
572,000	A−	Series 2007-7, Class A4, 5.744% due 6/12/50(a)	609,282
655,213	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	671,100
88,638	B1(f)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.256% due 4/25/35(a)	84,570
		Morgan Stanley Capital I:
1,667,786	Aaa(f)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,722,168
450,641	AAA	Series 2004-SD3, Class A, 0.722% due 6/25/34(a)(d)	387,550
200,000	A−	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	212,160
550,000	A+	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	600,177
572,741	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.705% due 10/25/34(a)	552,204
2,500,000	AAA	Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4, 0.492% due 3/25/37(a)	1,608,715
		NCUA Guaranteed Notes:
1,380,000	AAA	Series 2010-C1, Class A2, 2.900% due 10/29/20	1,346,073
317,086	AAA	Series 2010-C1, Class APT, 2.650% due 10/29/20	308,783
2,874,207	AAA	Series 2010-R1, Class 1A, 0.713% due 10/07/20(a)	2,878,691
2,887,664	AAA	Series 2010-R2, Class 1A, 0.633% due 11/06/17(a)	2,889,469
1,493,992	AAA	Series 2010-R2, Class 2A, 0.733% due 11/05/20(a)	1,493,058

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

$1,357,268	Aaa(f)	Series 2010-R3, Class 1A, 0.823% due 12/08/20(a)	$1,363,634
1,143,818	Aaa(f)	Series 2010-R3, Class 2A, 0.823% due 12/08/20(a)	1,149,001
		Nomura Asset Acceptance Corp.:
137,383	AAA	Series 2004-R1, Class A1, 6.500% due 3/25/34(d)	139,905
150,045	AAA	Series 2004-R2, Class A1, 6.500% due 10/25/34(a)(d)	152,871
1,225,000	AAA	Nomura Asset Securities Corp., Series 1998-D6, Class A3, 7.475% due 3/15/30(a)	1,345,575
1,235,817	CCC	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.532% due 7/25/36(a)	595,902
		Option One Mortgage Loan Trust:
3,300	AAA	Series 2002-6, Class A2, 1.062% due 11/25/32(a)	2,723
16,238	AAA	Series 2003-1, Class A2, 1.102% due 2/25/33(a)	13,751
1,276,544	AAA	Park Place Securities Inc., Series 2005-WHQ2, Class A2D, 0.592% due 5/25/35(a)	1,229,596
352,500	AAA	Permanent Financing PLC, Series 9A, Class 3A, 0.402% due 6/10/33(a)(d)	352,414
1,600,000	AAA	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 1.920% due 2/16/19(a)(b)(d)(e)	1,599,500
		Popular ABS Mortgaged Pass-Through Trust:
1,347,861	AAA	Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	1,343,776
2,300,000	AA−	Series 2006-D, Class A3, 0.522% due 11/25/46(a)	1,570,237
		Prime Mortgage Trust:
617,246	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(d)	608,634
273,156	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(d)	274,330
2,018,725	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(d)	1,825,013
53,394	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/01/15	57,012
		Residential Accredit Loans Inc.:
183,573	CC	Series 2006-QO8, Class 1A1A, 0.352% due 10/25/46(a)	181,685
2,727,542	B−	Series 2007-QO4, Class A1, 0.462% due 5/25/47(a)	1,644,686
1,627,994	CCC	Series 2007-QS8, Class A10, 6.000% due 6/25/37	1,190,032
		Residential Asset Mortgage Products Inc.:
6,637	B−	Series 2003-RS4, Class AIIB, 0.922% due 5/25/33(a)	3,836
1,271,075	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,243,793
1,182,827	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33(a)	1,163,165
162,543	CCC	Series 2004-SL4, Class A5, 7.500% due 7/25/32	165,291
333,666	D	SACO I Inc., Series 2006-7, Class A1, 0.392% due 7/25/36(a)(h)	106,171
313,035	NR	Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	328,061
		Small Business Administration Participation Certificates:
244,201	NR	Series 1993-20K, Class 1, 6.150% due 11/01/13(b)	254,425
117,079	NR	Series 1995-20J, Class 1, 6.850% due 10/01/15(b)	125,002
242,899	NR	Series 1995-20K, Class 1, 6.650% due 11/01/15(b)	253,678
165,880	NR	Series 1996-20G, Class 1, 7.700% due 7/01/16(b)	182,673
694,529	NR	Series 1999-20L, Class 1, 7.190% due 12/01/19(b)	768,364
535,811	NR	Series 2000-20A, Class 1, 7.590% due 1/01/20(b)	602,521
1,048,392	NR	Series 2002-20K, Class 1, 5.080% due 11/01/22(b)	1,118,452
		Structured Adjustable Rate Mortgage Loan Trust:
205,120	BBB+	Series 2004-16, Class 1A2, 2.721% due 11/25/34(a)	165,893
770,423	AAA	Series 2004-6, Class 4A1, 4.833% due 6/25/34(a)	722,942
290,597	CCC	Series 2005-19XS, Class 1A1, 0.582% due 10/25/35(a)	201,115
		Structured Asset Mortgage Investments Inc.:
458,373	AAA	Series 2005-AR5, Class A3, 0.512% due 7/19/35(a)(b)	433,639
2,423,748	CCC	Series 2007-AR6, Class A1, 1.792% due 8/25/47(a)	1,547,024
		Structured Asset Securities Corp.:
6,838	A−	Series 2002-14A, Class 2A1, 2.308% due 7/25/32(a)(b)	5,937
222,968	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(d)	215,446
329,580	AAA	Series 2005-RF3, Class 1A, 0.612% due 6/25/35(a)(d)	269,941
31,980	AAA	Series 2006-BC3, Class A2, 0.312% due 10/25/36(a)(b)	31,838
1,314,167	BB	Series 2007-BC4, Class A3, 0.512% due 11/25/37(a)	1,269,360
		WaMu Mortgage Pass Through Certificates:
50,845	AAA	Series 2004-AR11, Class A, 2.717% due 10/25/34(a)	47,942
185,939	AAA	Series 2004-AR12, Class A2A, 0.640% due 10/25/44(a)	157,813
520,074	AAA	Series 2005-AR11, Class A1A, 0.582% due 8/25/45(a)	439,368
1,328,745	AAA	Series 2005-AR13, Class A1A1, 0.552% due 10/25/45(a)(b)	1,124,960
511,248	AAA	Series 2005-AR15, Class A1A2, 0.542% due 11/25/45(a)	408,032

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

$486,919	AAA	Series 2005-AR19, Class A1A2, 0.552% due 12/25/45(a)	$391,867
1,000,000	AA−	Series 2005-AR4, Class A5, 2.704% due 4/25/35(a)	901,181
1,365,979	AAA	Series 2006-AR13, Class 2A, 3.071% due 10/25/46(a)(b)	1,040,801
762,836	CCC	Series 2006-AR14, Class 1A4, 5.453% due 11/25/36(a)(b)	609,027
671,054	CCC	Series 2007-HY4, Class 4A1, 5.008% due 9/25/36(a)	553,022
1,117,942	CCC	Series 2007-OA2, Class 1A, 0.992% due 3/25/47(a)(b)	754,145
1,569,615	CCC	Series 2007-OA2, Class 2A, 1.045% due 1/25/47(a)	792,992
1,345,522	CCC	Series 2007-OA5, Class 1A, 1.042% due 6/25/47(a)	930,793
		Wells Fargo Mortgage Backed Securities Trust:
648,126	A	Series 2006-AR2, Class 2A1, 2.802% due 3/25/36(a)(b)	575,474
400,000	A−	Series 2006-AR4, Class 2A4, 5.642% due 4/25/36(a)	388,281
168,381	Caa2(f)	Series 2006-AR7, Class 2A4, 5.499% due 5/25/36(a)(b)	139,151

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $169,747,451)	168,155,963

CORPORATE BONDS & NOTES – 23.3%
Aerospace & Defense – 0.0%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/01/16(b)	344,583

Airlines – 0.4%
414,892	BBB+	Continental Airlines Inc., Pass Thru Certificates, 7.256% due 3/15/20	452,232
286,014	BBB	Delta Air Lines Inc., Pass Thru Certificates, 6.619% due 3/18/11	289,232
912,152	BBB	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.688% due 2/15/18	846,237
		Northwest Airlines Inc., Pass Thru Certificates:
1,000,000	BBB−	6.841% due 4/01/11	1,006,875
363,217	BBB−	7.041% due 4/01/22	385,010
1,227,599	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/01/16	1,424,014

		Total Airlines	4,403,600

Automobiles – 0.2%
		Daimler Finance North America LLC, Company Guaranteed Notes:
300,000	BBB+	5.875% due 3/15/11	299,997
900,000	BBB+	5.750% due 9/08/11(b)	923,634
1,325,000	C(g)	Motors Liquidation Co., Senior Unsecured Notes, 8.250% due 7/15/23(h)	430,625

		Total Automobiles	1,654,256

Beverages – 0.3%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
800,000	BBB+	7.750% due 1/15/19(d)	993,309
160,000	BBB+	5.375% due 1/15/20	173,728
480,000	BBB+	5.000% due 4/15/20	507,883
545,000	A−	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	553,727
613,000	A−	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	641,557
110,000	A−	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/01/18	139,716

		Total Beverages	3,009,920

Biotechnology – 0.1%
		Life Technologies Corp.:
		Senior Notes:
625,000	BBB	4.400% due 3/01/15	652,555
88,000	BBB	6.000% due 3/01/20	96,077
412,000	BBB	Senior Unsecured Notes, 5.000% due 1/15/21	417,876

		Total Biotechnology	1,166,508

Building Products – 0.2%
1,400,000	BB−	Pulte Homes Inc., Company Guaranteed Notes, 6.250% due 2/15/13(b)(i)	1,463,000

Capital Markets – 1.8%
450,000	A+	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/01/12	475,559
200,000	A	BP Capital Markets PLC, Company Guaranteed Notes, 3.125% due 3/10/12	204,564

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Capital Markets — 1.8% — (continued)

$450,000	BBB−	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 6/01/43(a)	$389,250
		Goldman Sachs Group Inc. (The):
		Senior Notes:
60,000	A	3.625% due 8/01/12	62,038
1,070,000	A	6.000% due 6/15/20	1,149,295
700,000	A	6.250% due 2/01/41	714,790
		Senior Unsecured Notes:
40,000	A	6.600% due 1/15/12	42,048
400,000	A	0.491% due 2/06/12(a)	399,797
20,000	A	5.300% due 2/14/12	20,877
80,000	A	5.450% due 11/01/12	85,363
145,000	A	4.750% due 7/15/13	154,437
80,000	A	5.250% due 10/15/13	86,742
475,000	A	6.000% due 5/01/14	526,367
1,000,000	A	5.750% due 10/01/16(b)	1,093,884
3,400,000	A	6.250% due 9/01/17(b)	3,780,759
600,000	A	6.150% due 4/01/18	658,271
1,585,000	A	7.500% due 2/15/19	1,871,124
710,000	A	5.375% due 3/15/20	730,768
650,000	NR	Lehman Brothers Holdings Capital Trust V, Company Guaranteed Notes, 5.857% due 11/29/49(h)	195
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Company Guaranteed Notes, 0.000% due 8/20/65(h)	69
		Lehman Brothers Holdings Inc.:
		Senior Unsecured Notes:
1,400,000	NR	0.000% due 11/24/08(h)	358,750
640,000	NR	0.000% due 11/07/16(h)	149,600
416,000	NR	8.920% due 2/16/17(h)	97,240
900,000	NR	Subordinated Notes, 6.750% due 12/28/17(h)	495
		Merrill Lynch & Co., Inc.:
2,600,000	A	Notes, 6.875% due 4/25/18(b)	2,929,202
		Senior Unsecured Notes:
850,000	AA−	8.950% due 5/18/17(a)	910,749
1,584,000	AA−	9.570% due 6/06/17(a)(e)	1,738,440

		Total Capital Markets	18,630,673

Chemicals – 0.1%
825,000	BBB−	Dow Chemical Co., Senior Unsecured Notes, 4.250% due 11/15/20	798,164
60,000	A−	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	62,848
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	221,946

		Total Chemicals	1,082,958

Commercial Banks – 5.5%
2,025,000	AAA	Achmea Hypotheekbank NV, Government Liquid Guaranteed Notes, 3.200% due 11/03/14(d)	2,093,822
200,000	B	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20(b)	225,750
1,000,000	AA	ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(d)	1,096,073
1,100,000	BB+	BAC Capital Trust XV, Bank Guaranteed Notes, 1.111% due 6/01/56(a)	753,656
		Bank of America Corp.:
		Senior Unsecured Notes:
2,700,000	A	4.500% due 4/01/15(b)	2,822,842
6,200,000	A	5.650% due 5/01/18(b)	6,561,937
825,000	A	5.625% due 7/01/20	859,727
170,000	A−	Subordinated Notes, 5.420% due 3/15/17	174,393
855,000	A	Bank One Corp., Subordinated Notes, 5.900% due 11/15/11	885,812
460,000	BB+	BankAmerica Capital III, Bank Guaranteed Notes, 0.873% due 1/15/27(a)	342,027
		Barclays Bank PLC:
1,200,000	AA−	Senior Notes, 5.200% due 7/10/14	1,298,098
4,205,000	A	Senior Subordinated Notes, 6.050% due 12/04/17(b)(d)	4,353,104
480,000	AA−	Senior Unsecured Notes, 5.125% due 1/08/20	491,178
1,430,000	AAA	Canadian Imperial Bank of Commerce, Covered Notes, 2.750% due 1/27/16(d)	1,430,565

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Commercial Banks — 5.5% — (continued)

$210,000	AA	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.000% due 10/15/19(d)	$218,502
		Credit Agricole SA:
220,000	AA−	Senior Unsecured Notes, 2.625% due 1/21/14(d)	219,008
660,000	A−	Subordinated Notes, 9.750% due 6/29/49	719,400
525,000	A	Credit Suisse AG, Subordinated Notes, 5.400% due 1/14/20	532,855
600,000	A+	Deutsche Bank AG, Senior Unsecured Notes, 4.875% due 5/20/13	639,721
1,080,000	AA	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	1,211,034
500,000	AAA	Fortis Bank Nederland Holding NV, Government Liquid Guaranteed Notes, 1.509% due 6/10/11(a)	689,752
		Glitnir Banki HF:
270,000	D	Notes, 6.330% due 7/28/11(d)(h)(j)	81,675
460,000	NR	Subordinated Notes, 6.693% due 6/15/16(d)(e)(h)(j)	5
1,300,000	BBB−	HBOS PLC, Senior Subordinated Notes, 6.750% due 5/21/18(d)	1,237,272
530,000	AA	HSBC Bank PLC, Senior Unsecured Notes, 4.750% due 1/19/21(d)	531,649
		HSBC Bank USA NA, Subordinated Notes:
1,600,000	AA−	6.000% due 8/09/17(b)	1,756,463
4,100,000	AA−	4.875% due 8/24/20(b)	4,025,470
100,000	BB	ICICI Bank Ltd., Unsecured Notes, 6.375% due 4/30/22(a)(d)	99,583
150,000	BB	ICICI Bank Ltd. (Restricted), Unsecured Notes, 6.375% due 4/30/22(a)	149,187
200,000	AAA	ING Bank NV, Government Liquid Guaranteed Notes, 3.900% due 3/19/14(b)(d)	212,895
690,000	NR	Landsbanki Islands, Senior Unsecured Notes, 6.100% due 8/25/11(d)(h)(j)	72,450
		Lloyds TSB Bank PLC:
		Bank Guaranteed Notes:
100,000	A+	5.800% due 1/13/20(d)	99,725
310,000	A+	6.375% due 1/21/21	321,377
400,000	BBB+	Company Guaranteed Notes, 6.500% due 9/14/20(d)	386,542
400,000	AAA	Government Liquid Guaranteed Notes, 1.179% due 6/09/11(a)	551,833
2,800,000	BB	Subordinated Notes, 12.000% due 12/29/49(a)(b)(d)	3,234,317
1,000,000	AA	National Australia Bank Ltd., Senior Notes, 5.350% due 6/12/13(d)	1,084,057
1,500,000	A	National City Bank, Subordinated Notes, 0.673% due 6/07/17(a)	1,357,851
750,000	BB+	Nationsbank Cap Trust III, Bank Guaranteed Notes, 0.853% due 1/15/27(a)	557,367
815,000	AAA	NIBC Bank NV, Government Liquid Guaranteed Notes, 2.800% due 12/02/14(d)	842,474
150,000	AA−	Nordea Bank AB, Senior Notes, 4.875% due 1/27/20(d)	154,203
		Royal Bank of Scotland Group PLC:
1,000,000	BB−	Junior Subordinated Notes, 7.648% due 8/29/49(a)(b)	920,000
750,000	A	Senior Unsecured Notes, 6.400% due 10/21/19	768,952
		Royal Bank of Scotland PLC (The), Bank Guaranteed Notes:
290,000	A+	4.875% due 3/16/15	300,889
1,730,000	A+	3.950% due 9/21/15	1,726,332
390,000	AA−	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(d)	379,752
200,000	AA	Santander US Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(d)	192,722
10,000	A	Sumitomo Mitsui Banking Corp., Senior Subordinated Notes, 8.000% due 6/15/12	10,784
190,000	BB	Sun Trust Capital VIII, Bank Guaranteed Notes, 6.100% due 12/15/36(a)	182,272
		UBS AG/Stamford CT, Senior Unsecured Notes:
1,600,000	A+	1.413% due 2/23/12(a)(b)	1,613,864
460,000	A+	3.875% due 1/15/15	472,729
2,600,000	A+	5.750% due 4/25/18(b)	2,830,066
375,000	A+	4.875% due 8/04/20	379,184
200,000	A−	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.800% due 3/29/49(a)	182,750
		Wachovia Corp.:
430,000	AA−	Senior Unsecured Notes, 5.750% due 2/01/18	478,795
280,000	A+	Subordinated Notes, 5.250% due 8/01/14	302,197
		Wells Fargo & Co.:
230,000	AA−	Senior Unsecured Notes, 3.676% due 6/15/16	235,199
10,000	A+	Subordinated Notes, 5.000% due 11/15/14	10,822
480,000	AA	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	501,302

		Total Commercial Banks	55,864,262

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Commercial Services & Supplies – 0.0%
$185,000	BBB	Waste Management Inc., Company Guaranteed Notes, 6.375% due 11/15/12	$201,569

Construction & Engineering – 0.0%
400,000	BBB−	MDC Holdings Inc., Company Guaranteed Notes, 5.625% due 2/01/20	403,323

Consumer Finance – 0.7%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
674,000	BB−	5.552% due 6/15/11(a)(i)	681,266
85,000	BB−	7.250% due 10/25/11	87,765
1,400,000	BB−	7.000% due 10/01/13(b)	1,521,262
1,300,000	BB−	5.625% due 9/15/15(b)	1,363,941
2,400,000	BBB	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/01/14(b)(d)	2,544,617
		SLM Corp., Senior Unsecured Notes:
385,000	BBB−	0.603% due 1/27/14(a)	363,718
625,000	BBB−	5.375% due 5/15/14	644,826
70,000	BBB−	5.050% due 11/14/14	70,058

		Total Consumer Finance	7,277,453

Containers & Packaging – 0.1%
510,000	BB+	Ball Corp., Senior Notes, 5.750% due 5/15/21	501,075

Diversified Consumer Services – 0.0%
95,000	BB−	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/01/27	93,337

Diversified Financial Services – 4.2%
		American Express Co.:
		Senior Unsecured Notes:
1,200,000	BBB+	7.000% due 3/19/18(b)	1,411,129
560,000	BBB+	8.125% due 5/20/19	701,291
260,000	BB	Subordinated Notes, 6.800% due 9/01/66(a)	266,266
1,000,000	BBB+	American Express Credit Corp., Senior Unsecured Notes, 0.425% due 6/16/11(a)(b)	1,000,236
50,000	A	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(d)	52,750
1,500,000	BB(g)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/01/21(d)	1,470,000
750,000	Baa3(f)	BankBoston Capital Trust III, Limited Guaranteed Notes, 1.052% due 6/15/27(a)	557,795
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A+	6.400% due 10/02/17	22,763
2,280,000	A+	7.250% due 2/01/18	2,689,978
700,000	BBB	Capital One Financial Corp., Senior Notes, 7.375% due 5/23/14	807,301
3,220,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 3.000% due 11/25/14(d)	3,282,771
681,965	BBB−	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/01/13(d)	720,974
300,000	A	Countrywide Financial Corp., Company Guaranteed Notes, 5.800% due 6/07/12	316,420
1,000,000	BBB+	Credit Suisse Guernsey, Junior Subordinated Notes, 1.003% due 5/29/49(a)	762,180
		Credit Suisse/New York NY:
965,000	A+	Senior Unsecured Notes, 5.000% due 5/15/13	1,034,804
1,342,000	A	Subordinated Notes, 6.000% due 2/15/18	1,434,989
3,000,000	AAA	DanFin Funding Ltd., Government Liquid Guaranteed Notes, 1.003% due 7/16/13(a)(b)(d)	2,999,334
680,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(d)	696,013
		Farmers Exchange Capital, Debentures Notes:
1,500,000	BBB+	7.050% due 7/15/28(d)	1,503,030
600,000	BBB+	7.200% due 7/15/48(d)	575,373
		General Electric Capital Corp.:
800,000	AA+	Notes, 4.375% due 9/16/20	778,570
		Senior Unsecured Notes:
605,000	AA+	0.423% due 4/10/12(a)	605,790
20,000	AA+	5.450% due 1/15/13	21,459
100,000	AA+	0.604% due 3/20/13(a)	99,594
700,000	AA+	0.443% due 3/20/14(a)	683,903
575,000	AA+	5.900% due 5/13/14	639,577
500,000	AA+	0.604% due 6/20/14(a)	490,237

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Diversified Financial Services — 4.2% — (continued)

$470,000	AA+	0.562% due 9/15/14(a)	$463,394
750,000	AA+	0.512% due 5/11/16(a)	718,322
910,000	AA+	5.625% due 5/01/18	991,175
610,000	AA+	5.500% due 1/08/20	652,243
200,000	AA+	4.625% due 1/07/21	199,295
775,000	AA+	0.691% due 5/05/26(a)	659,807
		Subordinated Notes:
400,000	A+	6.500% due 9/15/67(a)(d)	627,192
1,050,000	A+	6.375% due 11/15/67(a)	1,078,875
270,000	BB	ILFC E-Capital Trust II, Company Guaranteed Notes, 6.250% due 12/21/65(a)(d)	236,250
1,450,000	BBB+	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 1.253% due 9/30/34(a)	1,196,204
400,000	BBB+	JP Morgan Chase Capital XXIII, Limited Guaranteed Notes, 1.313% due 5/15/47(a)	315,070
		JPMorgan Chase & Co.:
1,750,000	A+	Senior Notes, 3.450% due 3/01/16	1,759,849
		Senior Unsecured Notes:
1,000,000	A+	6.300% due 4/23/19	1,126,186
90,000	A+	4.400% due 7/22/20	88,040
310,000	A+	4.250% due 10/15/20(b)	299,496
		Subordinated Notes:
295,000	A	5.125% due 9/15/14	319,294
330,000	A	5.150% due 10/01/15	355,866
630,000	A	6.125% due 6/27/17	691,786
225,000	A+	JPMorgan Chase Bank NA, Subordinated Notes, 0.632% due 6/13/16(a)	215,142
100,000	NR	Kaupthing Bank, Senior Notes, 5.750% due 10/04/11(d)(h)(j)	27,750
350,000	B+	LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.000% due 12/29/49(a)	333,550
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)	194,726
1,700,000	BBB−	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(d)	1,990,498
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(d)	430,491
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49(a)(d)	71,516
80,000	BBB−	SLM Corp., Senior Unsecured Notes, 5.625% due 8/01/33	67,762
360,000	BBB+	State Street Corp., Junior Subordinated Debentures Notes, 4.956% due 3/15/18	370,050
385,000	Baa2(f)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(d)	381,334
110,000	BBB−	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(d)	122,650
400,000	A−	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	396,769
950,000	A	ZFS Finance USA Trust I, Junior Subordinated Notes, 5.875% due 5/09/32(a)(d)	950,041

		Total Diversified Financial Services	42,955,150

Diversified Telecommunication Services – 0.8%
		AT&T Inc., Senior Unsecured Notes:
170,000	A−	5.100% due 9/15/14	187,224
80,000	A−	6.300% due 1/15/38	83,340
520,000	A−	6.550% due 2/15/39	555,930
100,000	A−	5.350% due 9/01/40(d)	92,029
275,000	BBB−	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/01/39(d)	352,904
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	245,327
3,000,000	BBB−	Embarq Corp., Senior Unsecured Notes, 7.082% due 6/01/16(b)	3,417,906
55,000	A−	New Cingular Wireless Services Inc., Senior Unsecured Notes, 8.125% due 5/01/12	59,637
240,000	BBB+	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/01/30	311,241
110,000	BBB	Telecom Italia Capital SA, Company Guaranteed Notes, 4.950% due 9/30/14	113,117
680,000	A−	Telefonica Emisiones SAU, Company Guaranteed Notes, 6.221% due 7/03/17	741,436
		Verizon Communications Inc., Senior Unsecured Notes:
340,000	A−	6.875% due 4/01/12	360,736
150,000	A−	6.100% due 4/15/18	169,146
165,000	A−	5.125% due 6/15/33	149,718
280,000	A−	6.900% due 4/15/38	318,665
165,000	A−	Verizon Global Funding Corp., Senior Unsecured Notes, 7.375% due 9/01/12	180,530
855,000	A−	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	906,211

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Diversified Telecommunication Services — 0.8% — (continued)

$165,000	B+	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	$175,312

		Total Diversified Telecommunication Services	8,420,409

Electric Utilities – 1.4%
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/01/39	300,577
1,700,000	BBB	Ameren Illinois Co., Senior Secured Notes, 6.250% due 4/01/18(b)	1,879,739
		Constellation Energy Group Inc., Senior Unsecured Notes:
66,000	BBB−	5.150% due 12/01/20	66,301
255,000	BBB−	7.600% due 4/01/32	294,184
		Dominion Resources Inc., Senior Unsecured Notes:
330,000	A−	5.700% due 9/17/12	353,031
105,000	A−	7.195% due 9/15/14	121,036
390,000	A−	5.200% due 8/15/19	416,377
200,000	A−	5.950% due 6/15/35	209,894
180,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 5.050% due 9/15/19	189,700
22,462	CC	Energy Future Holdings Corp., Company Guaranteed Notes, 11.250% due 11/01/17(k)	18,475
50,000	B	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/01/20	52,443
920,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/01/19	1,079,943
105,000	BBB−	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	99,030
800,000	BB+	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	874,590
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/01/35	53,594
195,000	A	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/01/33	206,812
640,000	BB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	694,388
750,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	854,902
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	259,991
225,000	BBB+	6.500% due 9/15/37	250,958
1,350,000	BBB−	Nisource Finance Corp., Company Guaranteed Notes, 6.125% due 3/01/22	1,485,061
600,000	A−	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.950% due 9/01/13	659,498
350,000	BBB+	Pacific Gas & Electric Co., Senior Unsecured Notes, 5.625% due 11/30/17	392,047
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11(b)	876,848
800,000	BB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	904,029
95,000	A−	Public Service Electric & Gas Co., Secured Notes, 5.250% due 7/01/35	93,391
378,527	BB−	Reliant Energy Mid-Atlantic Power Holdings LLC, Pass Thru Certificates, 9.237% due 7/02/17	405,024
450,000	BBB−	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/01/19(d)	574,940
225,000	BBB	Toledo Edison Co., Senior Secured Notes, 6.150% due 5/15/37	233,198
		TXU Corp., Senior Unsecured Notes:
120,000	CC	5.550% due 11/15/14	80,100
475,000	CCC−	6.550% due 11/15/34	217,312

		Total Electric Utilities	14,197,413

Energy Equipment & Services – 0.0%
110,000	BB−	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	116,875

Food & Staples Retailing – 0.1%
490,000	BBB+	CVS Caremark Corp., Notes, 6.600% due 3/15/19	568,931
		CVS Pass-Through Trust, Pass Thru Certificates:
80,000	B+	9.350% due 1/10/23(d)	83,333
358,460	BBB+	6.036% due 12/10/28	373,857

		Total Food & Staples Retailing	1,026,121

Food Products – 0.2%
		Kraft Foods Inc., Senior Unsecured Notes:
1,090,000	BBB−	6.500% due 8/11/17	1,253,803
690,000	BBB−	5.375% due 2/10/20	735,306
315,000	BBB−	6.500% due 11/01/31	347,166

		Total Food Products	2,336,275

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Gas Utilities – 0.1%
$200,000	BBB	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 6.150% due 5/01/16	$227,130
460,000	BBB−	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	587,326
500,000	BBB−	Southern Union Co., Senior Unsecured Notes, 8.250% due 11/15/29	568,799

		Total Gas Utilities	1,383,255

Health Care Equipment & Supplies – 0.1%
		Medtronic Inc., Senior Unsecured Notes:
150,000	AA−	4.450% due 3/15/20	155,823
400,000	AA−	5.550% due 3/15/40	421,159

		Total Health Care Equipment & Supplies	576,982

Health Care Providers & Services – 0.3%
		HCA Inc.:
1,260,000	BB−	Secured Notes, 9.250% due 11/15/16(b)	1,367,100
66,268	BB−	Senior Secured Notes, 9.625% due 11/15/16(k)	72,066
		Senior Unsecured Notes:
200,000	B−	6.250% due 2/15/13	209,250
120,000	B−	7.190% due 11/15/15	121,200
29,000	B−	6.500% due 2/15/16	29,943
420,000	AA−	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/01/19(d)	480,544
		Tenet Healthcare Corp., Senior Secured Notes:
38,000	BB−	9.000% due 5/01/15	41,990
38,000	BB−	10.000% due 5/01/18	44,840
770,000	A−	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	775,937
30,000	A−	WellPoint Inc., Senior Unsecured Notes, 5.875% due 6/15/17	33,917

		Total Health Care Providers & Services	3,176,787

Hotels, Restaurants & Leisure – 0.0%
80,000	CCC+	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/01/16	77,000
		Inn of the Mountain Gods Resort & Casino, Senior Secured Notes:
20,000	NR	1.250% due 11/30/20(d)(k)	10,500
9,000	NR	8.750% due 11/30/20(d)	8,595
		MGM Mirage, Company Guaranteed Notes:
20,000	CCC+	6.625% due 7/15/15	19,100
100,000	CCC+	7.625% due 1/15/17	96,375
10,000	CC	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8.000% due 4/01/12(i)	8,625
		Station Casinos Inc.:
5,000	NR	Senior Subordinated Notes, 6.875% due 3/01/16(h)(j)	1
		Senior Unsecured Notes:
28,000	NR	6.000% due 4/01/12(h)(j)	3
95,000	NR	7.750% due 8/15/16(h)(j)	9

		Total Hotels, Restaurants & Leisure	220,208

Household Products – 0.0%
370,000	BB	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes, 6.875% due 2/15/21(d)	372,775

Independent Power Producers & Energy Traders – 0.0%
130,000	BB	AES Corp., Senior Unsecured Notes, 7.750% due 10/15/15	142,025
		NRG Energy Inc., Company Guaranteed Notes:
40,000	BB−	7.375% due 2/01/16	41,500
15,000	BB−	7.375% due 1/15/17	15,844

		Total Independent Power Producers & Energy Traders	199,369

Industrial Conglomerates – 0.1%
188,000	A−	Tyco International Finance SA, Company Guaranteed Notes, 4.625% due 1/15/23	189,461
		Tyco International Group SA, Company Guaranteed Notes:
390,000	A−	6.000% due 11/15/13	434,466

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Industrial Conglomerates — 0.1% — (continued)

$250,000	A−	6.875% due 1/15/21	$299,099

		Total Industrial Conglomerates	923,026

Insurance – 1.3%
		American International Group Inc., Senior Unsecured Notes:
600,000	A−	1.184% due 7/19/13(a)	778,549
2,100,000	A−	5.850% due 1/16/18(b)	2,223,321
2,300,000	A−	8.250% due 8/15/18(b)	2,754,717
700,000	AA−	Guardian Life Insurance Co. of America, Subordinated Notes, 7.375% due 9/30/39(d)	816,963
175,000	A−	Lincoln National Corp., Senior Unsecured Notes, 7.000% due 6/15/40	200,985
600,000	BBB	MetLife Capital Trust X, Junior Subordinated Notes, 9.250% due 4/08/38(d)	729,000
1,540,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	1,479,786
		Metropolitan Life Global Funding I, Senior Secured Notes:
1,300,000	AA−	5.125% due 4/10/13(d)	1,392,698
375,000	AA−	5.125% due 6/10/14(d)	407,480
1,150,000	AA−	Pricoa Global Funding I, Senior Secured Notes, 5.450% due 6/11/14(d)	1,253,924
		Prudential Financial Inc., Senior Unsecured Notes:
375,000	A	7.375% due 6/15/19	446,550
450,000	A	5.375% due 6/21/20	475,987
290,000	AA	Teachers Insurance & Annuity Association of America, Notes, 6.850% due 12/16/39(d)	334,821

		Total Insurance	13,294,781

Media – 0.9%
		Comcast Cable Communications Holdings Inc., Company Guaranteed Notes:
30,000	BBB+	8.375% due 3/15/13	34,041
175,000	BBB+	9.455% due 11/15/22	239,092
170,000	BBB+	Comcast Cable Communications LLC, Company Guaranteed Notes, 8.875% due 5/01/17	212,095
280,000	BBB+	Comcast Cable Holdings LLC, Senior Unsecured Notes, 9.800% due 2/01/12	302,368
		Comcast Corp., Company Guaranteed Notes:
595,000	BBB+	5.300% due 1/15/14	649,616
280,000	BBB+	6.500% due 1/15/15	316,597
30,000	BBB+	5.875% due 2/15/18	33,174
540,000	BBB+	5.700% due 5/15/18	591,282
955,000	BBB+	5.150% due 3/01/20	997,696
40,000	BBB+	5.650% due 6/15/35	38,341
250,000	BBB+	6.450% due 3/15/37	262,512
289,000	BBB	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes, 5.875% due 10/01/19	313,817
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB−	7.000% due 10/01/13	21,600
50,000	BB−	6.625% due 10/01/14	53,125
25,000	BB−	Echostar DBS Corp., Company Guaranteed Notes, 7.125% due 2/01/16	26,813
700,000	BBB+	NBC Universal Inc., Senior Unsecured Notes, 4.375% due 4/01/21(d)	675,070
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	158,068
		News America Inc., Company Guaranteed Notes:
315,000	BBB+	7.625% due 11/30/28	363,693
35,000	BBB+	6.200% due 12/15/34	36,206
365,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	464,036
70,000	BBB	Rogers Cable Inc., Senior Secured Notes, 6.750% due 3/15/15	80,732
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/02/12	780,961
450,000	BBB	5.850% due 5/01/17	496,042
10,000	BBB	8.750% due 2/14/19	12,638
240,000	BBB	8.250% due 4/01/19	295,995
70,000	BBB	4.125% due 2/15/21	65,772
350,000	BBB	7.300% due 7/01/38	395,561
200,000	BBB	5.875% due 11/15/40	190,554
		Time Warner Entertainment Co. LP:

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Media — 0.9% — (continued)

$125,000	BBB	Company Guaranteed Notes, 8.375% due 3/15/23	$157,477
50,000	BBB	Senior Unsecured Notes, 8.375% due 7/15/33	62,244
		Time Warner Inc., Company Guaranteed Notes:
175,000	BBB	6.875% due 5/01/12	186,344
100,000	BBB	4.700% due 1/15/21	100,710
125,000	BBB	7.570% due 2/01/24	149,084
280,000	BBB	Turner Broadcasting System Inc., Senior Unsecured Notes, 8.375% due 7/01/13	320,990

		Total Media	9,084,346

Metals & Mining – 0.3%
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
100,000	A	4.750% due 10/15/14(d)	106,249
295,000	A	3.750% due 11/04/20(d)	279,704
190,000	BBB−	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/01/17	211,154
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
460,000	BBB+	6.500% due 7/15/18	533,391
520,000	BBB+	9.000% due 5/01/19	688,404
570,000	BBB+	3.500% due 11/02/20	536,860
		Steel Dynamics Inc., Company Guaranteed Notes:
5,000	BB+	7.375% due 11/01/12	5,338
90,000	BB+	6.750% due 4/01/15	92,475
260,000	BBB+	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	279,879

		Total Metals & Mining	2,733,454

Oil, Gas & Consumable Fuels – 2.3%
2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Secured Notes, 9.625% due 3/01/13	2,494,250
240,000	BBB−	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/01/31	266,580
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB−	7.625% due 3/15/14	171,862
75,000	BBB−	5.750% due 6/15/14	82,491
465,000	BBB−	6.375% due 9/15/17	518,986
320,000	BBB−	6.450% due 9/15/36	323,400
540,000	A−	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	606,919
755,000	A	Atlantic Richfield Co., Senior Unsecured Notes, 9.125% due 3/01/11	876,261
		BP Capital Markets PLC, Company Guaranteed Notes:
350,000	A	5.250% due 11/07/13	380,229
1,014,000	A	4.500% due 10/01/20	1,021,142
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	260,935
200,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 6.500% due 2/15/37	222,554
325,000	BBB+	Cenovus Energy Inc., Senior Unsecured Notes, 6.750% due 11/15/39	371,131
65,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 7.250% due 12/15/18	71,987
35,000	BB−	Cie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	36,400
120,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	127,500
410,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	471,179
75,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	90,724
760,000	BBB+	Devon Financing Corp. ULC, Company Guaranteed Notes, 6.875% due 9/30/11	787,434
		El Paso Corp., Senior Unsecured Notes:
227,000	BB−	7.800% due 8/01/31	241,308
325,000	BB−	7.750% due 1/15/32	345,734
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	727,993
		Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	BBB−	6.300% due 9/15/17	565,961
175,000	BBB−	6.500% due 1/31/19	199,384
400,000	BBB−	5.250% due 1/31/20	413,344
100,000	BBB	Gaz Capital SA, Senior Secured Notes, 6.510% due 3/07/22(d)	104,250
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/01/29	61,733
410,000	BBB	7.300% due 8/15/31	482,259

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 2.3% — (continued)

$685,000	BBB−	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	$798,238
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
190,000	BBB	6.750% due 3/15/11	194,030
50,000	BBB	5.850% due 9/15/12	53,481
30,000	BBB	6.000% due 2/01/17	33,246
178,000	BBB+	Marathon Petroleum Corp., Company Guaranteed Notes, 6.500% due 3/01/41(d)	180,928
250,000	BBB−	Nexen Inc., Senior Unsecured Notes, 6.200% due 7/30/19	267,911
1,000,000	BBB−	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/01/19	1,180,070
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	29,054
820,000	BBB−	Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	827,240
300,000	BBB−	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.850% due 7/15/18(d)	328,525
1,455,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,484,100
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 0.000% due 9/01/12	86,882
360,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	374,083
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/01/17(d)	43,447
58,000	BB	8.000% due 3/01/32	69,685
1,190,000	BBB−	Southwestern Energy Co., Senior Notes, 7.500% due 2/01/18	1,359,575
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/01/39(b)	1,481,424
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/01/37	129,880
370,000	BBB−(g)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/01/13	398,584
50,000	AA	Total Capital SA, Company Guaranteed Notes, 4.450% due 6/24/20	51,579
		Valero Energy Corp.:
70,000	BBB	Company Guaranteed Notes, 6.625% due 6/15/37	71,757
500,000	BBB	Senior Unsecured Notes, 9.375% due 3/15/19	638,011
		Williams Cos., Inc., Senior Unsecured Notes:
731,000	BB+	7.875% due 9/01/21	915,384
186,000	BB+	7.500% due 1/15/31	218,714
252,000	BB+	8.750% due 3/15/32	327,832

		Total Oil, Gas & Consumable Fuels	23,867,590

Paper & Forest Products – 0.1%
1,000	BBB−	Georgia-Pacific Corp., Senior Unsecured Notes, 8.125% due 5/15/11	1,019
175,000	BBB	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/01/16(d)	198,187
		International Paper Co., Senior Unsecured Notes:
450,000	BBB	7.950% due 6/15/18	548,565
250,000	BBB	8.700% due 6/15/38	331,915

		Total Paper & Forest Products	1,079,686

Pharmaceuticals – 0.3%
380,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	432,692
660,000	A	Covidien International Finance SA, Company Guaranteed Notes, 5.450% due 10/15/12	706,832
600,000	BB	Fresenius Medical Care Capital Trust IV, Company Guaranteed Notes, 7.875% due 6/15/11(b)	609,000
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	163,488
445,000	BBB	Watson Pharmaceuticals Inc., Senior Unsecured Notes, 5.000% due 8/15/14	480,959
350,000	AA	Wyeth, Senior Unsecured Notes, 5.950% due 4/01/37	379,587

		Total Pharmaceuticals	2,772,558

Professional Services – 0.0%
65,000	NR	Selectica Inc., , 8.750% due 11/15/15(e)(j)	6

Real Estate Investment Trusts (REITs) – 0.9%
700,000	BBB−	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	773,310
2,900,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20(b)(d)	2,928,026
		HCP Inc., Senior Unsecured Notes:
820,000	BBB	5.950% due 9/15/11	841,720
700,000	BBB	6.450% due 6/25/12	739,237
300,000	BBB	6.700% due 1/30/18	337,016

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.9% — (continued)

$1,200,000	BBB−	Health Care REIT Inc., Senior Unsecured Notes, 4.950% due 1/15/21	$1,175,092
600,000	BBB−	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	668,608
800,000	BBB	UDR Inc., Senior Unsecured Notes, 5.000% due 1/15/12	820,852
		WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes:
465,000	A−	7.500% due 6/02/14(d)	531,750
440,000	A−	6.750% due 9/02/19(d)	503,952

		Total Real Estate Investment Trusts (REITs)	9,319,563

Road & Rail – 0.0%
155,000	BBB+	Burlington Northern Santa Fe LLC, Debentures Notes, 5.750% due 5/01/40	162,090
140,000	BBB+	Union Pacific Corp., Senior Unsecured Notes, 5.375% due 5/01/14	153,492

		Total Road & Rail	315,582

Specialty Retail – 0.1%
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	656,650

Tobacco – 0.1%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	235,782
400,000	BBB	9.700% due 11/10/18(b)	527,560
260,000	BBB	9.250% due 8/06/19	338,230
85,000	BBB	Reynolds American Inc., Senior Secured Notes, 7.250% due 6/01/12	90,738

		Total Tobacco	1,192,310

Wireless Telecommunication Services – 0.3%
230,000	A−	America Movil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	238,353
841,000	A−	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	1,091,625
		GTE Corp., Company Guaranteed Notes:
548,000	A−	6.840% due 4/15/18	640,980
50,000	A−	6.940% due 4/15/28	56,276
530,000	BBB−	Qwest Corp., Senior Unsecured Notes, 7.875% due 9/01/11	547,887
10,000	BBB	Rogers Wireless Inc., Senior Secured Notes, 6.375% due 3/01/14	11,275

		Total Wireless Telecommunication Services	2,586,396

		TOTAL CORPORATE BONDS & NOTES (Cost — $227,013,532)	238,904,084

MUNICIPAL BONDS – 2.0%
California – 0.3%
40,000	AA−	Imperial Irrigation District, 5.125% due 11/1/38	36,658
		Los Angeles Department of Airports:
220,000	AA−	Build America Bonds Project, 6.582% due 5/15/39	215,659
50,000	AA	Los Angeles International Airport Project, Series A, 5.000% due 5/15/40	46,796
50,000	AA	Series A, 5.000% due 5/15/35	47,964
255,000	AA−	Los Angeles, CA, Unified School District, 5.750% due 7/1/34	240,488
25,000	A+	Sacramento Municipal Utility District, Build America Bonds Project, 6.156% due 5/15/36	23,991
		State of California, GO:
400,000	A−	5.000% due 06/01/2037(b)	365,888
900,000	A−	5.000% due 11/01/2037(b)	822,879
100,000	A−	5.000% due 12/01/2037(b)	92,113
1,150,000	A−	7.550%, due 4/1/39	1,242,103
110,000	AA−	University of California Regents Medical Center, Build America Bonds Project, Series F, 6.583% due 5/15/49	108,767

		Total California	3,243,306

Colorado – 0.1%
435,000	AA−	State of Colorado, Certificate of Participation, Series B, 6.250% due 9/15/29	434,965

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Delaware – 0.0%
$400,000	AAA	Northstar Education Finance Inc., Series 2007-1, GTDSTD-Insured, 1.503% due 1/29/46(a)(e)	$336,952

Florida – 0.0%
300,000	A	Southwest Student Services Corp., Sub-Series B, GTDSTD-Insured, AMT, 0.770% due 12/1/36(a)(e)(l)	236,136

Georgia – 0.0%
40,000	AA+	Metropolitan Atlanta Rapid Transit Authority, Third Series, 5.000% due 7/1/39	39,579
		Municipal Electric Authority of Georgia, Build America Bonds Project:
120,000	A+	6.637%, due 4/1/57	120590
70,000	A+	6.655%, due 4/1/57	69119
170,000	A−	7.055%, due 4/1/57	162959

		Total Georgia	392,247

Illinois – 1.1%
		Chicago Transit Authority:
3,500,000	AA	Series A, 6.899% due 12/1/40(b)	3,390,135
2,400,000	AA	Series B, 6.899% due 12/1/40(b)	2,324,664
		Chicago, IL:
200,000	AA−	Build America Bonds Project, 6.742% due 11/1/40	209,288
510,000	AA+	GO, Series A, FSA-Insured 4.750% due 1/01/36(b)	431,572
220,000	A−	O’Hare International Airport, Series B, 6.395% due 1/1/40	211,559
435,000	A+	Illinois State, GO, 5.100% due 6/1/33	344,898
4,200,000	A+	State of Illinois, GO, 2.766% due 1/1/12(b)	4,207,644

		Total Illinois	11,119,760

Minnesota – 0.0%
450,000	AAA	Northstar Education Finance Inc., Series 2007-1, Class A6, GTDSTD-Insured, 1.503% due 1/29/46(a)(e)	372,371

New York – 0.2%
200,000	AA	Metropolitan Transportation Authority, Build America Bonds Project, 6.089% due 11/15/40	197,144
		New York City Municipal Water Finance Authority, Water & Sewer System Revenue:
245,000	AA+	5.724% due 6/15/42	242,303
190,000	AAA	Series 1289, 11.613% due 12/15/13(a)(b)(d)	168,756
205,000	AA+	Series EE, 6.011% due 6/15/42	211,453
240,000	A	New York Liberty Development Corp., 5.250% due 10/1/35	234,802
40,000	Aa2(f)	New York State Dormitory Authority, University Dormitory Facilities Project, Series A, 5.000% due 7/1/40	38,567
60,000	AA+	New York State Environmental Facilities Corp., Series A, 5.125% due 6/15/38	60,176
		Port Authority of New York & New Jersey, Consolidated Bonds:
250,000	AA−	6.040% due 12/1/29	255,337
240,000	AA−	One Hundred Sixty-Sixth Series, 5.000% due 1/15/41	233,100
60,000	AA−	Triborough Bridge & Tunnel Authority, Series A, 5.000% due 11/15/37	58,953

		Total New York	1,700,591

Ohio – 0.1%
1,000,000	BB−	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34(b)	671,190

Texas – 0.1%
950,000	AAA	North Texas Higher Education Authority, Series 1, 0.000% due 4/1/40(a)	948,442

Virginia – 0.1%
842,229	AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	848,201

		TOTAL MUNICIPAL BONDS (Cost — $20,768,880)	20,304,161

SOVEREIGN BONDS – 2.2%
Australia – 0.7%
		Australian Government Bond, Senior Unsecured Notes

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount		Rating††	Security	Value

Australia — 0.7% — (continued)

$5,700,000	AUD	Aaa	4.750% due 6/15/16	$5,649,265
1,700,000	AUD	Aaa	6.000% due 2/15/17	1,787,199

			Total Australia	7,436,464

Brazil – 0.2%
2,500,000	BRL	BBB−	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/05/22	1,778,722

Canada – 0.7%
7,000,000	CAD	AAA	Canadian Government Bond, Notes, 1.500% due 3/01/12(b)	7,194,137

Hong Kong – 0.1%
1,000,000		AAA	Hong Kong Government Bond, Notes, 5.125% due 8/01/14(b)(d)	1,104,689

Israel – 0.1%
1,135,000		AAA	Israel Government AID Bond, Government Guaranteed Notes, 5.500% due 9/18/23	1,275,452

Japan – 0.1%
800,000		AA−	Japan Bank for International Cooperation, Government Guaranteed Notes, 2.875% due 2/02/15	816,952

Mexico – 0.1%
			Mexico Government International Bond, Senior Unsecured Notes
406,000		BBB	5.125% due 1/15/20	427,315
418,000		BBB	6.750% due 9/27/34	470,250
78,000		BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	79,950

			Total Mexico	977,515

Russia – 0.2%
1,745,250		BBB	Russian Federation (Restricted), step bond to yield, Senior Unsecured Notes, 7.500% due 3/31/30	2,022,745

			TOTAL SOVEREIGN BONDS (Cost — $20,840,946)	22,606,676

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 17.4%
U.S. GOVERNMENT OBLIGATIONS – 16.0%
			U.S. Treasury Bonds:
3,600,000			8.125% due 5/15/21(b)	5,070,939
5,400,000			8.125% due 8/15/21(b)(m)	7,629,190
2,680,000			8.000% due 11/15/21(b)(m)	3,762,050
1,900,000			7.625% due 11/15/22(b)	2,623,782
200,000			7.125% due 2/15/23(b)	266,656
2,000,000			7.500% due 11/15/24(b)	2,776,250
1,430,000			6.500% due 11/15/26	1,838,891
340,000			4.500% due 2/15/36(b)(m)	344,569
2,080,000			4.375% due 11/15/39(b)(m)	2,041,976
9,025,000			4.375% due 5/15/40	8,848,715
800,000			3.875% due 8/15/40(b)	718,375
3,480,000			4.250% due 11/15/40	3,338,625
4,730,000			4.750% due 2/15/41	4,933,243
			U.S. Treasury Notes:
3,630,000			1.375% due 2/15/13(b)(m)	3,680,337
2,125,000			0.750% due 9/15/13	2,115,372
30,000			0.500% due 11/15/13	29,588
2,580,000			1.250% due 2/15/14(b)(m)	2,586,853
730,000			2.500% due 4/30/15	752,470
4,880,000			2.125% due 12/31/15	4,894,108
1,300,000			2.125% due 2/29/16	1,299,390
33,330,000			2.000% due 1/31/16(b)(m)	33,176,382
420,000			3.000% due 9/30/16	434,142
920,000			3.250% due 12/31/16	959,747
1,065,000			3.125% due 1/31/17	1,102,858
3,735,000			3.125% due 4/30/17	3,855,805

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 16.0% — (continued)

$1,598,500	2.500% due 6/30/17	$1,587,760
1,070,000	2.375% due 7/31/17(b)(m)	1,052,779
1,340,000	1.875% due 8/31/17	1,275,094
1,775,000	1.875% due 9/30/17	1,685,002
20,390,000	2.750% due 12/31/17	20,362,922
3,400,000	2.625% due 1/31/18(b)(m)	3,362,549
165,000	3.625% due 8/15/19(b)(m)	171,213
10,755,000	3.375% due 11/15/19	10,907,087
1,110,000	3.500% due 5/15/20(b)(m)	1,128,300
2,820,000	2.625% due 11/15/20	2,638,902
16,390,000	3.625% due 2/15/21	16,681,955
	U.S. Treasury Bonds, Inflation Indexed:
116,277	2.375% due 1/15/25	129,858
66,258	2.000% due 1/15/26	70,259
244,541	2.375% due 1/15/27	270,696
31,387	1.750% due 1/15/28	31,796
806,479	2.500% due 1/15/29	908,297
	U.S. Treasury Inflation Indexed Bonds:
66,663	3.875% due 4/15/29	88,730
1,206,731	2.125% due 2/15/40	1,260,468
1,135,976	2.125% due 2/15/41	1,183,456

	TOTAL U.S. GOVERNMENT OBLIGATIONS	163,877,436

U.S. GOVERNMENT AGENCIES – 1.4%
400,000	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	419,422
	Federal Home Loan Bank (FHLB):
608,466	4.770% due 9/20/12	638,090
535,000	5.625% due 6/13/16	587,309
470,000	5.625% due 11/23/35	484,257
	Federal National Mortgage Association (FNMA):
670,000	5.250% due 8/1/12	711,774
5,465,000	0.282% due 8/23/12(a)	5,468,285
2,790,000	0.293% due 10/18/12(a)	2,792,048
2,075,000	5.125% due 1/2/14	2,260,183
650,000	0.000% due 10/9/19	434,559

	TOTAL U.S. GOVERNMENT AGENCIES	13,795,927

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $177,458,328)	177,673,363

Shares

COMMON STOCK – 0.0%
ENERGY – 0.0%
Energy Equipment & Services – 0.0%
168	SemGroup Corp.*(Cost — $54,253)	5,394

CONVERTIBLE PREFERRED STOCKS – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
3,000	Motors Liquidation Co., 6.250%	23,557
20,000	Motors Liquidation Co., 5.250%	154,650

	Total Automobiles	178,207

	TOTAL CONSUMER DISCRETIONARY	178,207

TELECOMMUNICATION SERVICES – 0.0%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Shares		Security	Value

TELECOMMUNICATION SERVICES — 0.0% — (continued)

Diversified Telecommunication Services – 0.0%
35		McLeodUSA Inc., 2.500% (e)	$0

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $136,625)	178,207

WARRANT – 0.0%
ENERGY – 0.0%
Energy Equipment & Services – 0.0%
177		SemGroup Corp., Class A Shares, expires 11/30/14(d)(e)*(Cost — $9,884)	1,912

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $937,273,748)	951,861,819

Face
Amount†

SHORT-TERM INVESTMENTS (n) — 16.6%
COMMERCIAL PAPER – 0.4%
1,510,000		Deutsche Bank Financial LLC, 0.260% due 3/28/11 (o)	1,509,706
2,140,000		The International Bank for Reconstruction and Development, 0.200% due 4/19/11 (o)	2,139,417

		TOTAL COMMERCIAL PAPER (Cost — $3,649,123)	3,649,123

CORPORATE NOTE – 0.0%
5,000		Hydro Quebec, 6.300% due 5/11/11 (Cost — $5,214)	5,056

MONEY MARKET FUND− 0.1%
1,121,738		The AIM STIT – Liquid Assets Portfolio (Cost — $1,121,738)(p)	1,121,738

REPURCHASE AGREEMENTS – 6.9%
22,702,000		Barclays Capital Inc. repurchase agreement dated 02/28/11, 0.150% due 3/1/11, Proceeds at maturity - $22,702,095; (Fully collateralized by U.S. Treasury Note 1.875% due 7/15/15; Market Value - $23,142,542)(o)	22,702,000
25,100,000		Barclays Capital Inc. repurchase agreement dated 02/28/11, 0.180% due 3/1/11, Proceeds at maturity - $25,100,126; (Fully collateralized by U.S. Treasury Note 4.500% due 8/15/39; Market Value - $25,676,540)(o)	25,100,000
22,798,000		Merrill Lynch Co. repurchase agreement dated 02/28/11, 0.150% due 3/1/11, Proceeds at maturity - $22,798,095; (Fully collateralized by U.S. Treasury Notes 1.000% due 3/31/12 & 2.375% due 7/31/17; Market Value - $22,439,550 and $821,513, respectively.)(o)	22,798,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $70,600,000)	70,600,000

SOVEREIGN BOND – 0.1%
1,050,000		Export-Import Bank of Korea, 0.523% due 10/4/11(d) (Cost — $1,049,801)(d)	1,050,682

TIME DEPOSITS – 4.1%
		Bank of America – Toronto:
24,949,385		0.030% due 3/1/11	24,949,385
		BBH – Grand Cayman:
512,126	JPY	0.005% due 3/1/11	6,249
363,100	GBP	0.086% due 3/1/11	589,983
964,840	EUR	0.117% due 3/1/11	1,330,900
187	CAD	0.235% due 3/1/11	192
59	NOK	0.965% due 3/1/11	10
187,183	AUD	3.841% due 3/1/11	190,440
		HSBC Bank – Grand Cayman:
6,304,905		0.030% due 3/1/11	6,304,905
		Wells Fargo – Grand Cayman:

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount†	Security	Value

TIME DEPOSITS — 4.1% — (continued)

8,471,072	0.030% due 3/1/11	$8,471,072

	TOTAL TIME DEPOSITS (Cost — $41,843,136)	41,843,136

U.S. GOVERNMENT AGENCIES – 0.8%
	Federal Home Loan Banks:
2,000,000	0.240% due 10/28/11(o)	1,999,297
	Federal Home Loan Mortgage Corp (FHLMC), Discount Notes:
2,100,000	0.230% due 4/19/11(o)	2,099,342
47,000	0.162% due 5/9/11(o)	46,985
2,140,000	0.180% due 5/26/11(o)	2,139,080
2,140,000	0.210% due 7/6/11(o)	2,138,415

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $8,423,119)	8,423,119

U.S. GOVERNMENT OBLIGATIONS – 4.2%
36,510,000	U.S. Treasury Bills, 0.135% due 5/5/11 – 8/11/2011(m)(o)	36,485,028

U.S. GOVERNMENT OBLIGATIONS – 4.2%
7,005,000	U.S. Treasury Notes, 0.875% due 4/30/11 – 8/31/2011(o)	7,016,631

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $43,523,273)	43,501,659

	TOTAL SHORT-TERM INVESTMENTS (Cost — $170,215,404)	170,194,513

	TOTAL INVESTMENTS – 109.6% (Cost — $1,105,489,152 #)	1,122,056,332

	Liabilities in Excess of Other Assets – (9.6%)	(98,110,244)

	TOTAL NET ASSETS – 100.0%	$1,023,946,088

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2011.
(b)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(c)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Rating by Moody’s Investors Service. All ratings are unaudited.
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Security is currently in default.
(i)	All or a portion of this security is on loan (See Note 1).
(j)	Illiquid Security.
(k)	Payment in-kind security for which part of the income earned maybe paid as additional principal.
(l)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 16.5%.
(o)	Rate shown represents yield-to-maturity.
(p)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Abbreviation used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro Dollar
FFCB	—	Federal Farm Credit Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GTDSTD	—	Guaranteed Student Loans
JPY	—	Japanese Yen
MASTR	—	Mortgage Asset Securitization Transactions Inc
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment trust
REMICS	—	Real Estate Mortgage Investment Conduits

See pages 110 and 111 for definition of ratings.

Summary of Investments by Security Type

Mortgage-Backed Securities	28.0%
Corporate Bonds & Notes	21.3
U.S. Government & Agency Obligations	15.8
Collateralized Mortgage Obligations	15.0
Sovereign Bonds	2.0
Municipal Bonds	1.8
Asset-Backed Securities	0.9
Convertible Preferred Stock	0.0	**
Common Stock	0.0	**
Warrant	0.0	**
Short-Term Investments	15.2

	100.0%

As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Written

Contracts	Security Name	Expiration Date	Strike Price	Value

United States
14	Eurodollar Futures, Call	9/19/11	$99.38	$8,575
14	Eurodollar Futures, Put	9/19/11	99.38	2,450
2,900,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	42,701
3,100,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	45,647
600,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	7,192
5,000,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	59,932
600,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	107
700,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	124
1,300,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	231
1,800,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	319
15,500,000	Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	209,747
80	U.S. Treasury Bonds 10-Year Futures, Put	3/25/11	116.00	10,000
20	U.S. Treasury Bonds 10-Year Futures, Call	5/20/11	120.50	19,062

	Total United States			406,087

	TOTAL OPTIONS WRITTEN (Premiums received — $335,185)			$406,087

Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$1,500,000	3.500% due 03/01/24(a)	$1,503,282
1,200,000	5.000% due 03/01/26(a)	1,274,439
15,800,000	5.500% due 03/01/41(a)	16,888,715
6,700,000	6.000% due 03/01/41(a)	7,281,017
	Government National Mortgage Association (GNMA)
3,000,000	6.000% due 03/01/41(a)	3,302,346

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $30,076,047)	$30,249,799

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES – 89.1%
Aerospace & Defense – 2.4%
$2,215,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/01/15(a)	$2,342,363
		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Company Guaranteed Notes:
1,055,000	CCC−	8.500% due 4/01/15	851,912
540,000	CCC−	9.750% due 4/01/17	390,150
200,000	B+	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/01/17	226,500
320,000	B+	Triumph Group Inc., Company Guaranteed Notes, 8.625% due 7/15/18	354,400
750,000	B−	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/01/18(a)	780,000

		Total Aerospace & Defense	4,945,325

Airlines – 1.1%
		Air Canada, Senior Secured Notes:
150,000	B+	9.250% due 8/01/15(a)	161,250
390,000	B−	12.000% due 2/01/16(a)	422,175
		Continental Airlines Inc.:
539,938	B	Pass Thru Certificates, 7.339% due 4/19/14	550,737
280,000	BB−	Senior Secured Notes, 6.750% due 9/15/15(a)	289,100
		Delta Air Lines Inc.:
		Pass Thru Certificates:
170,000	B+	7.711% due 9/18/11	174,250
139,781	B	8.954% due 8/10/14	146,840
68,907	BB	8.021% due 8/10/22	72,214
108,000	BB−	Senior Secured Notes, 9.500% due 9/15/14(a)	118,260
388,000	BB−	United Air Lines Inc., Senior Secured Notes, 9.875% due 8/01/13(a)	423,890

		Total Airlines	2,358,716

Auto Components – 0.9%
765,000	CCC+	Affinia Group Inc., Company Guaranteed Notes, 9.000% due 11/30/14	784,125
385,000	B	Exide Technologies, Senior Secured Notes, 8.625% due 2/01/18(a)	412,431
628,000	B+	Tower Automotive Holdings USA LLC/TA Holdings Finance Inc., Senior Secured Notes, 10.625% due 9/01/17(a)	706,500

		Total Auto Components	1,903,056

Automobiles – 0.2%
		Motors Liquidation Co., Senior Unsecured Notes:
605,000	NR	7.200% due 1/15/11(b)	193,600
730,000	NR	8.375% due 7/15/33(b)(c)	246,375

		Total Automobiles	439,975

Biotechnology – 0.2%
360,000	BB	FMC Finance III SA, Company Guaranteed Notes, 6.875% due 7/15/17	381,150

Building Products – 0.1%
160,000	B+	Boise Cascade LLC, Company Guaranteed Notes, 7.125% due 10/15/14	160,600

Chemicals – 1.2%
100,000	BB	Ashland Inc., Company Guaranteed Notes, 9.125% due 6/01/17	116,813
200,000	BB+	CF Industries Inc., Company Guaranteed Notes, 7.125% due 5/01/20	225,000
305,000	B	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17(a)	340,837
590,000	CCC+	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 11/15/20(a)	629,087
240,000	B	Ineos Finance PLC, Senior Secured Notes, 9.000% due 5/15/15(a)	264,600
		Lyondell Chemical Co., Senior Secured Notes:
288,000	BB	8.000% due 11/01/17(a)	324,900
100,000	B	11.000% due 5/01/18	115,250
		Solutia Inc.:
230,000	BB−	Company Guaranteed Notes, 7.875% due 3/15/20	254,150

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Chemicals — 1.2% — (continued)

$175,000	BB−	Senior Notes, 8.750% due 11/01/17	$194,469

		Total Chemicals	2,465,106

Commercial Banks – 3.9%
		Ally Financial Inc.:
		Company Guaranteed Notes:
60,000	B	7.500% due 12/31/13	66,000
165,000	B	6.750% due 12/01/14	177,375
200,000	B	6.250% due 12/01/17(a)	209,000
140,000	B	8.000% due 3/15/20	158,025
		Senior Unsecured Notes:
180,000	B	0.000% due 12/01/12	168,576
880,000	B	0.000% due 6/15/15	685,300
51,000	CCC+	Subordinated Notes, 8.000% due 12/31/18	56,865
840,000	BB+	Amsouth Bank, Subordinated Notes, 4.850% due 4/01/13	842,469
110,000	BB+	BAC Capital Trust VI, Bank Guaranteed Notes, 5.625% due 3/08/35	95,663
90,000	BB+	Bank of America Corp., Junior Subordinated Notes, 8.000% due 12/29/49(d)	95,138
430,000	BB+	BankAmerica Institutional Capital A, Limited Guaranteed Notes, 8.070% due 12/31/26(a)	438,600
210,000	A−	Credit Agricole SA, Subordinated Notes, 8.375% due 10/29/49(a)(d)	224,175
80,000	BB+	NB Capital Trust II, Limited Guaranteed Notes, 7.830% due 12/15/26	81,400
180,000	BB+	NB Capital Trust IV, Limited Guaranteed Notes, 8.250% due 4/15/27	185,400
150,000	BB−	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 7.648% due 8/29/49(d)	138,000
		Synovus Financial Corp., Subordinated Notes:
695,000	B+	4.875% due 2/15/13	679,789
2,365,000	B+	5.125% due 6/15/17	2,237,874
585,000	A−	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.800% due 3/29/49(d)	534,544
620,000	Ba3(e)	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/01/15(f)	657,975
465,000	BB+	Zions Bancorporation, Subordinated Notes, 6.000% due 9/15/15	470,231

		Total Commercial Banks	8,202,399

Commercial Services – 1.8%
1,045,000	B	ACE Cash Express Inc., Senior Secured Notes, 11.000% due 2/01/19(a)	1,080,269
745,000	D	Ahern Rentals Inc., Senior Secured Notes, 9.250% due 8/15/13(c)	353,875
240,000	BB−	American Reprographics Co., Senior Unsecured Notes, 10.500% due 12/15/16(a)	262,800
385,000	B	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 7.750% due 5/15/16	403,287
140,000	B	Bankrate Inc., Company Guaranteed Notes, 11.750% due 7/15/15(a)	160,475
186,375	CCC	Ceridian Corp., Company Guaranteed Notes, 12.250% due 11/15/15(g)	198,955
305,000	B+	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17	326,731
160,000	B−	Interactive Data Corp., Company Guaranteed Notes, 10.250% due 8/01/18(a)	180,000
310,000	CCC+	NES Rentals Holdings Inc., Senior Secured Notes, 12.250% due 4/15/15(a)	303,800
300,000	BB−	Sotheby’s, Company Guaranteed Notes, 7.750% due 6/15/15	332,250
165,000	B−	Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Company Guaranteed Notes, 10.250% due 12/01/17	173,663

		Total Commercial Services	3,776,105

Commercial Services & Supplies – 1.2%
355,000	CCC+	Altegrity Inc., Company Guaranteed Notes, 11.750% due 5/01/16(a)	383,400
770,000	CCC+	Cenveo Corp., Company Guaranteed Notes, 7.875% due 12/01/13	743,050
370,000	B	FGI Operating Co., Inc., Senior Secured Notes, 10.250% due 8/01/15	397,288
370,000	B	Prospect Medical Holdings Inc., Senior Secured Notes, 12.750% due 7/15/14	410,237
272,000	B−	RSC Equipment Rental Inc., Company Guaranteed Notes, 9.500% due 12/01/14	286,960
260,000	B−	RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Unsecured Notes, 8.250% due 2/01/21(a)	276,250

		Total Commercial Services & Supplies	2,497,185

Computers & Peripherals – 0.3%
765,000	B−	Stratus Technologies Inc., Senior Secured Notes, 12.000% due 3/29/15(a)(f)	692,325

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Construction & Engineering – 0.1%
$250,000	B+	Abengoa Finance SAU, Company Guaranteed Notes, 8.875% due 11/01/17(a)	$248,750

Consumer Finance – 0.6%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
105,000	BB−	7.500% due 8/01/12	112,052
975,000	BB−	12.000% due 5/15/15	1,232,358

		Total Consumer Finance	1,344,410

Containers & Packaging – 0.9%
60,000	BB+	Ball Corp., Company Guaranteed Notes, 6.625% due 3/15/18	62,025
200,000	CCC	Berry Plastics Corp., Senior Secured Notes, 9.500% due 5/15/18	201,500
505,000	B	Packaging Dynamics Corp., Senior Secured Notes, 8.750% due 2/01/16(a)	519,519
290,000	CCC+	Packaging Dynamics Finance Corp., Senior Subordinated Notes, 10.000% due 5/01/16(a)	308,850
660,000	B−	Pactiv Corp., Senior Unsecured Notes, 7.950% due 12/15/25(c)	610,500
95,000	BBB−	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16	104,975
70,000	B	Solo Cup Co./Solo Cup Operating Corp., Senior Secured Notes, 10.500% due 11/01/13	71,750

		Total Containers & Packaging	1,879,119

Diversified Consumer Services – 0.1%
250,000	BB−	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/01/27	245,625

Diversified Financial Services – 7.6%
300,000	BB(h)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/01/21(a)	294,000
520,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/01/13(a)	527,800
755,000	B+	CEDC Finance Corp. International Inc., Senior Secured Notes, 9.125% due 12/01/16(a)	821,062
		CIT Group Inc., Senior Secured Notes:
585,000	B+	7.000% due 5/01/16	591,581
736,613	B+	7.000% due 5/01/17	743,979
180,000	BB+	Countrywide Capital III, Company Guaranteed Notes, 8.050% due 6/15/27	190,575
		E*Trade Financial Corp., Senior Unsecured Notes:
600,000	CCC+	7.875% due 12/01/15	606,000
807,387	CCC+	12.500% due 11/30/17(g)	960,791
250,000	B	Express LLC/Express Finance Corp., Company Guaranteed Notes, 8.750% due 3/01/18	270,313
150,000	B+	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 6.500% due 5/01/21(a)	147,000
100,000	BB	Fresenius US Finance II Inc., Senior Unsecured Notes, 9.000% due 7/15/15(a)	115,125
511,000	B	Global Cash Access LLC/Global Cash Finance Corp., Company Guaranteed Notes, 8.750% due 3/15/12	516,110
		International Lease Finance Corp., Senior Unsecured Notes:
20,000	BB+	6.375% due 3/25/13	20,950
140,000	BB+	5.625% due 9/20/13	143,675
190,000	BB+	8.750% due 3/15/17(a)	217,550
1,150,000	BB+	8.875% due 9/01/17	1,316,750
376,000	NR	Jack Cooper Holdings Corp., Senior Secured Notes, 12.750% due 12/15/15(a)(i)	393,946
300,000	CCC+	Landry’s Holdings Inc., Senior Secured Notes, 11.500% due 6/01/14(a)	299,250
260,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	287,300
160,000	BB+	MBNA Capital A, Bank Guaranteed Notes, 8.278% due 12/01/26	163,600
100,000	B	Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes, 11.625% due 4/15/16(a)	107,000
460,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.625% due 11/01/17(a)	481,850
		Nuveen Investments Inc.:
2,015,000	CCC	Company Guaranteed Notes, 10.500% due 11/15/15	2,070,413
1,200,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	1,056,000
1,020,000	B−	Offshore Group Investments Ltd., Senior Secured Notes, 11.500% due 8/01/15(a)	1,147,500
205,000	B+	Penson Worldwide Inc., Senior Secured Notes, 12.500% due 5/15/17(a)	210,637
260,000	B	Petroplus Finance Ltd., Senior Secured Notes, 6.750% due 5/01/14(a)	260,000
485,000	B+	Pinafore LLC/Pinafore Inc., Senior Secured Notes, 9.000% due 10/01/18(a)	541,988
960,000	CCC+	Residential Capital LLC, Secured Notes, 9.625% due 5/15/15	974,400
		SLM Corp.:
80,000	BBB−	Senior Notes, 8.000% due 3/25/20	85,038

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Diversified Financial Services — 7.6% — (continued)

$270,000	BBB−	Senior Unsecured Notes, 8.450% due 6/15/18	$297,408

		Total Diversified Financial Services	15,859,591

Diversified Telecommunication Services – 6.3%
555,000	B−	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/01/12	555,694
850,000	B−	Buccaneer Merger Sub Inc., Senior Notes, 9.125% due 1/15/19(a)	922,250
		Cincinnati Bell Inc., Company Guaranteed Notes:
265,000	B	8.250% due 10/15/17	268,975
395,000	CCC+	8.750% due 3/15/18	380,681
180,000	B	8.375% due 10/15/20	178,200
35,000	BB−	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/01/28	27,825
525,000	B	CommScope Inc., Senior Notes, 8.250% due 1/15/19(a)	547,313
535,000	B	Global Crossing Ltd., Senior Secured Notes, 12.000% due 9/15/15	616,587
475,000	B−	Global Crossing UK Finance PLC, Company Guaranteed Notes, 10.750% due 12/15/14	495,781
340,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 7.375% due 12/01/17(a)	367,200
		Intelsat Jackson Holdings Ltd., Company Guaranteed Notes:
315,000	B+	9.500% due 6/15/16	334,687
725,000	CCC+	11.500% due 6/15/16	777,563
1,065,000	B−	ITC Deltacom Inc., Senior Secured Notes, 10.500% due 4/01/16	1,174,162
		Level 3 Financing Inc., Company Guaranteed Notes:
1,370,000	CCC	9.250% due 11/01/14	1,414,525
10,000	CCC	10.000% due 2/01/18	10,238
675,000	NR	Nortel Networks Corp., Company Guaranteed Notes, 1.750% due 4/15/12(b)	587,250
1,575,000	NR	Powerwave Technologies Inc., Senior Subordinated Notes, 3.875% due 10/01/27	1,470,656
60,000	CCC+	Primus Telecommunications IHC Inc., Secured Notes, 14.250% due 5/20/13(g)	60,825
70,000	B+	Qwest Communications International Inc., Company Guaranteed Notes, 7.500% due 2/15/14	71,225
580,000	NR	SBA Communications Corp., Senior Unsecured Notes, 4.000% due 10/01/14	888,850
430,000	B−	tw telecom holdings inc., Company Guaranteed Notes, 8.000% due 3/01/18	463,325
		West Corp., Company Guaranteed Notes:
240,000	B	8.625% due 10/01/18(a)	255,600
350,000	B	7.875% due 1/15/19(a)	360,062
510,000	BB−	Wind Acquisition Finance SA, Senior Secured Notes, 7.250% due 2/15/18(a)	527,850
113,707	B−	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17(a)(g)	133,606
245,000	B+	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	260,313

		Total Diversified Telecommunication Services	13,151,243

Electric Utilities – 3.1%
		Calpine Corp., Senior Secured Notes:
455,000	B+	7.250% due 10/15/17(a)	478,888
90,000	B+	7.500% due 2/15/21(a)	92,475
810,000	B+	7.875% due 1/15/23(a)	833,287
		Edison Mission Energy, Senior Unsecured Notes:
260,000	B−	7.750% due 6/15/16	234,000
10,000	B−	7.625% due 5/15/27	7,350
		Energy Future Holdings Corp., Company Guaranteed Notes:
74,000	CC	10.875% due 11/01/17	61,790
495,988	CC	11.250% due 11/01/17(g)	407,950
280,000	B	Energy Future Intermediate Holding Co. LLC, Senior Secured Notes, 9.750% due 10/15/19	290,749
1,020,000	B	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/01/20	1,069,829
57,905	B+	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19(a)(f)	54,994
465,000	BB−	Mirant Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/01/31	485,925
1,437,087	BB−	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	1,623,909
200,000	BB−	Reliant Energy Mid-Atlantic Power Holdings LLC, Pass Thru Certificates, 9.681% due 7/02/26	214,000
575,000	D	Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes, 10.250% due 11/01/15(b)(c)	326,313

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Electric Utilities — 3.1% — (continued)

$385,000	B	United Maritime Group LLC/United Maritime Group Finance Corp., Senior Secured Notes, 11.750% due 6/15/15	$398,475

		Total Electric Utilities	6,579,934

Electronic Equipment & Instruments – 0.5%
350,000	BBB	International Game Technology, Senior Unsecured Notes, 3.250% due 5/01/14	400,750
530,000	B−	NXP BV/NXP Funding LLC, Senior Secured Notes, 9.750% due 8/01/18(a)	608,175

		Total Electronic Equipment & Instruments	1,008,925

Energy Equipment & Services – 0.4%
420,000	B−	Dynegy Roseton/Danskammer Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/08/16	408,450
		Enterprise Products Operating LP, Company Guaranteed Notes:
230,000	BB	8.375% due 8/01/66(d)	248,383
170,000	BB	7.034% due 1/15/68(d)	177,466

		Total Energy Equipment & Services	834,299

Food Products – 1.5%
190,000	B−	Blue Merger Sub Inc., Senior Notes, 7.625% due 2/15/19(a)	192,850
150,000	B+	Bumble Bee Acquisition Corp., Senior Secured Notes, 9.000% due 12/15/17(a)	162,750
130,000	B+	Del Monte Corp., Company Guaranteed Notes, 7.500% due 10/15/19	158,600
950,000	B−	Simmons Foods Inc., Senior Secured Notes, 10.500% due 11/01/17(a)	1,028,375
		Smithfield Foods Inc.:
86,000	B+	Senior Secured Notes, 10.000% due 7/15/14	101,910
430,000	B−	Senior Unsecured Notes, 7.750% due 7/01/17	467,625
880,000	B	Viskase Cos., Inc., Company Guaranteed Notes, 9.875% due 1/15/18(a)(f)	946,000

		Total Food Products	3,058,110

Gas Utilities – 0.7%
490,000	B	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	488,775
965,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.500% due 11/30/16	981,888

		Total Gas Utilities	1,470,663

Health Care Equipment & Supplies – 1.1%
505,000	B−	Alere Inc., Company Guaranteed Notes, 8.625% due 10/01/18	537,825
		Biomet Inc., Company Guaranteed Notes:
110,000	B−	10.000% due 10/15/17	123,062
305,000	B−	10.375% due 10/15/17(g)	342,744
450,000	CCC+	DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes, 9.750% due 10/15/17(a)	478,125
375,000	BB+	Hologic Inc., Senior Unsecured Notes, step bond to yield, 2.000% due 12/15/37(c)	439,219
290,000	B+	Universal Hospital Services Inc., Senior Secured Notes, 3.834% due 6/01/15(d)	279,850

		Total Health Care Equipment & Supplies	2,200,825

Health Care Providers & Services – 4.1%
210,000	B	American Renal Holdings, Senior Secured Notes, 8.375% due 5/15/18	220,763
300,000	CCC+	Aurora Diagnostics Holdings/Aurora Diagnostics Financing Inc., Senior Unsecured Notes, 10.750% due 1/15/18(a)	311,250
70,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	74,375
1,335,000	CCC	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/01/16	1,345,012
510,000	B−	Gentiva Health Services Inc., Company Guaranteed Notes, 11.500% due 9/01/18	576,938
30,000	B−	HCA Holdings Inc., Senior Unsecured Notes, 7.750% due 5/15/21(a)	31,725
		HCA Inc.:
60,000	BB−	Secured Notes, 9.875% due 2/15/17	67,800
		Senior Secured Notes:
395,506	BB−	9.625% due 11/15/16(g)	430,113
20,000	BB	7.875% due 2/15/20	22,075
60,000	B−	Senior Unsecured Notes, 7.690% due 6/15/25	58,350
805,000	B	OnCure Holdings Inc., Senior Secured Notes, 11.750% due 5/15/17(a)	800,975
865,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/01/18	871,487

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Health Care Providers & Services — 4.1% — (continued)

$985,000	B−	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/01/15	$1,005,931
1,040,000	CCC+	Skilled Healthcare Group Inc., Company Guaranteed Notes, 11.000% due 1/15/14	1,073,800
		Tenet Healthcare Corp.:
522,000	BB−	Senior Secured Notes, 8.875% due 7/01/19	596,385
460,000	CCC+	Senior Unsecured Notes, 6.875% due 11/15/31	371,450
385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/01/17	408,100
280,000	B−	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc., Company Guaranteed Notes, 8.000% due 2/01/18	289,100

		Total Health Care Providers & Services	8,555,629

Hotels, Restaurants & Leisure – 6.8%
		Boyd Gaming Corp.:
615,000	B	Senior Notes, 9.125% due 12/01/18(a)	648,825
		Senior Subordinated Notes:
345,000	CCC+	6.750% due 4/15/14(c)	350,175
30,000	CCC+	7.125% due 2/01/16(c)	28,875
140,000	NR	CB Buffets Inc., 0.000% due 11/01/14(b)(f)(i)	14
400,000	CCC	CityCenter Holdings LLC/CityCenter Finance Corp., Senior Secured Notes, 10.750% due 1/15/17(a)(g)	420,000
370,000	B−	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 12.000% due 10/15/15(a)	390,350
90,000	CCC+	Dunkin Finance Corp., Senior Notes, 9.625% due 12/01/18(a)	91,575
		El Pollo Loco Inc.:
465,000	CC	Company Guaranteed Notes, 11.750% due 11/15/13	420,825
175,000	CCC+	Senior Secured Notes, 11.750% due 12/01/12	182,000
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 11.000% due 6/15/15(a)(b)	325
		Gaylord Entertainment Co., Company Guaranteed Notes:
280,000	NR	3.750% due 10/01/14(a)	413,700
195,000	B−	6.750% due 11/15/14	198,900
1,225,000	BB−	GWR Operating Partnership LLP, 1st Mortgage Notes, 10.875% due 4/01/17	1,326,063
		Harrah’s Operating Co., Inc.:
		Company Guaranteed Notes:
1,320,000	CCC	5.625% due 6/01/15	1,103,850
360,000	CCC	10.750% due 2/01/16	357,300
		Senior Secured Notes:
55,000	B	11.250% due 6/01/17	62,700
445,000	CCC	10.000% due 12/15/18	420,525
65,000	BB+	Host Hotels & Resorts LP, Company Guaranteed Notes, 6.375% due 3/15/15	66,787
		Inn of the Mountain Gods Resort & Casino, Senior Secured Notes:
479,000	NR	1.250% due 11/30/20(a)(g)	251,475
213,000	NR	8.750% due 11/30/20(a)	203,415
715,000	CCC+	Isle of Capri Casino Inc., Company Guaranteed Notes, 7.000% due 3/01/14(c)	712,319
525,000	B	Lions Gate Entertainment Inc., Senior Secured Notes, 10.250% due 11/01/16(a)	557,812
80,000	CCC+	MGM Mirage, Company Guaranteed Notes, 6.625% due 7/15/15	76,400
		MGM Resorts International:
460,000	CCC+	Company Guaranteed Notes, 5.875% due 2/27/14	442,750
		Senior Secured Notes:
435,000	B	13.000% due 11/15/13	523,088
25,000	B	10.375% due 5/15/14	28,125
55,000	B	11.125% due 11/15/17	63,662
		Mohegan Tribal Gaming Authority:
130,000	CCC−	Senior Secured Notes, 11.500% due 11/01/17(a)	132,275
610,000	CC	Senior Subordinated Notes, 8.000% due 4/01/12(c)	526,125
		NCL Corp., Ltd.:
230,000	B	Senior Notes, 9.500% due 11/15/18(a)	250,125
1,540,000	B+	Senior Secured Notes, 11.750% due 11/15/16	1,826,825
		Pinnacle Entertainment Inc., Company Guaranteed Notes:
640,000	B	7.500% due 6/15/15	652,800
50,000	B	8.750% due 5/15/20	53,562

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Hotels, Restaurants & Leisure — 6.8% — (continued)

$230,000	D	Sbarro Inc., Company Guaranteed Notes, 10.375% due 2/01/15	$65,550
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	B−	4.204% due 2/01/14(a)(d)	110,100
40,000	B−	9.125% due 2/01/15(a)	40,200
		Station Casinos Inc.:
15,000	NR	Senior Subordinated Notes, 6.625% due 3/15/18(b)(f)	2
		Senior Unsecured Notes:
235,000	NR	6.000% due 4/01/12(b)(f)	24
325,000	NR	7.750% due 8/15/16(b)(f)	32
		Travelport LLC, Company Guaranteed Notes:
495,000	CCC+	9.875% due 9/01/14	485,719
350,000	CCC	11.875% due 9/01/16	331,187
435,000	CCC+	Universal City Development Partners Ltd./UCDP Finance Inc., Company Guaranteed Notes, 10.875% due 11/15/16	490,463

		Total Hotels, Restaurants & Leisure	14,306,824

Household Durables – 0.2%
490,000	CCC+	Sealy Mattress Co., Company Guaranteed Notes, 8.250% due 6/15/14	504,087

Household Products – 1.5%
310,000	BB−	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15	351,850
640,000	BB+	American Greetings Corp., Senior Unsecured Notes, 7.375% due 6/01/16	662,950
510,000	B	Libbey Glass Inc., Senior Secured Notes, 10.000% due 2/15/15	559,725
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
250,000	B−	Company Guaranteed Notes, 8.250% due 2/15/21(a)	251,875
965,000	B−	Senior Notes, 9.000% due 4/15/19(a)	1,010,837
200,000	CCC+	YCC Holdings LLC/Yankee Finance Inc., Senior Unsecured Notes, 10.250% due 2/15/16(a)	207,000

		Total Household Products	3,044,237

Independent Power Producers & Energy Traders – 0.4%
		AES Corp., Senior Unsecured Notes:
290,000	BB	7.750% due 10/15/15	316,825
150,000	BB	8.000% due 10/15/17	163,500
		NRG Energy Inc., Company Guaranteed Notes:
360,000	BB−	7.375% due 2/01/16	373,500
70,000	BB−	7.375% due 1/15/17	73,938

		Total Independent Power Producers & Energy Traders	927,763

Insurance – 2.6%
		American International Group Inc.:
515,000	BBB	Junior Subordinated Debentures Notes, 8.175% due 5/15/58(d)	569,075
600,000	BBB	Junior Subordinated Notes, 6.250% due 3/15/37	552,000
		HUB International Holdings Inc.:
2,195,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15(a)	2,293,775
760,000	CCC+	Senior Unsecured Notes, 9.000% due 12/15/14(a)	799,900
80,000	BB	ING Capital Funding Trust III, Company Guaranteed Notes, 3.903% due 12/29/49(d)	77,137
90,000	BBB	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	97,425
1,150,000	CCC+	MGIC Investment Corp., Senior Unsecured Notes, 5.375% due 11/01/15	1,089,625

		Total Insurance	5,478,937

Internet & Catalog Retail – 0.5%
400,000	BB−	HSN Inc., Company Guaranteed Notes, 11.250% due 8/01/16	458,500
475,000	BB+	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	540,312

		Total Internet & Catalog Retail	998,812

Internet Software & Services – 0.5%
300,000	B2(e)	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	312,000
215,000	B−	Equinix Inc., Subordinated Notes, 3.000% due 10/15/14	228,706

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Internet Software & Services — 0.5% — (continued)

$340,000	B−	Terremark Worldwide Inc., Senior Secured Notes, 12.000% due 6/15/17	$423,300

		Total Internet Software & Services	964,006

Leisure Equipment & Products – 0.4%
670,000	CCC+	AMC Entertainment Holdings Inc., Senior Subordinated Notes, 9.750% due 12/01/20(a)	721,925

Machinery – 0.6%
50,000	BB+	Case New Holland Inc., Company Guaranteed Notes, 7.750% due 9/01/13	55,000
455,000	B	Liberty Tire Recycling, Company Guaranteed Notes, 11.000% due 10/01/16(a)	509,600
690,000	B+	Manitowoc Co., Inc. (The), Company Guaranteed Notes, 8.500% due 11/01/20	753,825

		Total Machinery	1,318,425

Media – 4.5%
140,000	BB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.750% due 5/01/17(a)	155,225
85,025	B	CCH II LLC/CCH II Capital Corp., Company Guaranteed Notes, 13.500% due 11/30/16	103,412
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
320,000	B+	7.875% due 4/30/18	343,200
30,000	B+	7.000% due 1/15/19	30,675
240,000	B+	8.125% due 4/30/20	260,100
270,000	CCC+	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(a)	280,125
370,000	CCC+	Cengage Learning Acquisitions Inc., Senior Subordinated Notes, step bond to yield, 13.250% due 7/15/15(a)	394,050
225,000	BB+	Charter Communications Operating LLC/Charter Communications Operating Capital, Secured Notes, 10.875% due 9/15/14(a)	253,969
390,000	BB−	Citadel Broadcasting Corp., Company Guaranteed Notes, 7.750% due 12/15/18(a)	420,225
320,000	CCC−	Clear Channel Communications Inc., Company Guaranteed Notes, 10.750% due 8/01/16	313,600
16,000	NR	CMP Susquehanna Corp., Senior Subordinated Notes, 3.440% due 9/15/14(f)	11,287
470,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 8.500% due 6/15/15	517,000
		DISH DBS Corp., Company Guaranteed Notes:
40,000	BB−	6.625% due 10/01/14	42,500
250,000	BB−	7.875% due 9/01/19	272,187
100,000	BB−	Echostar DBS Corp., Company Guaranteed Notes, 7.125% due 2/01/16	107,250
500,000	CCC	Gray Television Inc., Senior Secured Notes, 10.500% due 6/29/15(c)	533,750
455,000	NR	Idearc Inc., 8.000% due 11/15/16(b)(f)(i)	0
460,000	B	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Senior Secured Notes, 8.875% due 4/15/17	501,400
910,000	B	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 7.750% due 10/15/18(a)	988,488
150,000	CCC+	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19(a)	162,000
665,000	BB−	Sinclair Television Group Inc., Senior Secured Notes, 9.250% due 11/01/17(a)	754,775
590,000	BB−	Sirius XM Radio Inc., Company Guaranteed Notes, 8.750% due 4/01/15(a)	657,112
		Univision Communications Inc.:
310,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/21(a)	324,725
260,000	B	Senior Secured Notes, 7.875% due 11/01/20(a)	280,150
		XM Satellite Radio Inc.:
885,000	BB−	Company Guaranteed Notes, 13.000% due 8/01/13(a)	1,059,787
485,000	BB−	Senior Subordinated Notes, 7.000% due 12/01/14(a)	659,600

		Total Media	9,426,592

Metals & Mining – 1.7%
510,000	B+	Atkore International Inc., Senior Secured Notes, 9.875% due 1/01/18(a)	557,812
464,600	B	Century Aluminum Co., Senior Secured Notes, 8.000% due 5/15/14	486,088
		FMG Resources August 2006 Pty Ltd., Senior Notes:
150,000	B	7.000% due 11/01/15(a)	156,375
290,000	B	6.375% due 2/01/16(a)	295,800
600,000	B−	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)	621,000
610,983	CCC+	Noranda Aluminium Acquisition Corp., Company Guaranteed Notes, 5.274% due 5/15/15(g)	572,797
390,000	B	Novelis Inc., Company Guaranteed Notes, 8.750% due 12/15/20(a)	431,925
440,000	CCC	Ryerson Holding Corp., Senior Secured Notes, 0.000% due 2/01/15	235,400

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Metals & Mining — 1.7% — (continued)

$220,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.375% due 11/01/12	$234,850

		Total Metals & Mining	3,592,047

Multiline Retail – 0.8%
		Michaels Stores Inc.:
		Company Guaranteed Notes:
220,000	CCC	11.375% due 11/01/16	241,450
780,000	CCC	step bond to yield, 13.000% due 11/01/16	797,550
100,000	CCC	Senior Notes, 7.750% due 11/01/18(a)	103,750
520,000	BB−	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/01/28	481,000

		Total Multiline Retail	1,623,750

Office Electronics – 0.3%
		CDW LLC/CDW Finance Corp.:
		Company Guaranteed Notes:
140,000	CCC	11.000% due 10/12/15	152,950
110,000	CCC	11.500% due 10/12/15(g)	119,900
410,000	B−	Senior Secured Notes, 8.000% due 12/15/18(a)	442,800

		Total Office Electronics	715,650

Oil, Gas & Consumable Fuels – 11.5%
440,000	B−	Allis-Chalmers Energy Inc., Company Guaranteed Notes, 8.500% due 3/01/17	473,000
		Basic Energy Services Inc., Company Guaranteed Notes:
770,000	B−	7.125% due 4/15/16	781,550
600,000	B−	7.750% due 2/15/19(a)	624,000
745,000	NR	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	741,275
		Berry Petroleum Co.:
200,000	BB−	Senior Notes, 10.250% due 6/01/14	233,000
50,000	BB−	Senior Unsecured Notes, 6.750% due 11/01/20	51,625
455,000	B+	Brigham Exploration Co., Company Guaranteed Notes, 8.750% due 10/01/18(a)	507,325
150,000	B+	Calfrac Holdings LP, Senior Unsecured Notes, 7.500% due 12/01/20(a)	154,125
810,000	B−	Chaparral Energy Inc., Company Guaranteed Notes, 8.875% due 2/01/17	858,600
		Chesapeake Energy Corp., Company Guaranteed Notes:
150,000	BB	6.875% due 8/15/18	160,500
135,000	BB	7.250% due 12/15/18	149,512
230,000	BB	6.625% due 8/15/20	242,650
		Cie Generale de Geophysique-Veritas, Company Guaranteed Notes:
219,000	BB−	7.500% due 5/15/15	227,760
250,000	BB−	9.500% due 5/15/16	281,875
335,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	355,937
250,000	BB	Concho Resources Inc./Midland TX, Senior Notes, 7.000% due 1/15/21	262,500
160,000	B+	Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes, 8.875% due 2/15/18	177,200
230,000	BB−	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	257,025
500,000	BB−	El Paso Corp., Senior Unsecured Notes, 8.050% due 10/15/30	538,497
260,000	BB−	Energy Transfer Equity LP, Company Guaranteed Notes, 7.500% due 10/15/20	283,075
600,000	B	Energy XXI Gulf Coast Inc., Company Guaranteed Notes, 9.250% due 12/15/17(a)	646,500
410,000	B−	Geokinetics Holdings USA Inc., Senior Secured Notes, 9.750% due 12/15/14	403,850
		Goodrich Petroleum Corp.:
140,000	CCC+	Senior Notes, 8.875% due 3/15/19(a)	139,825
485,000	CCC+	Senior Unsecured Notes, 5.000% due 10/01/29	489,850
		Headwaters Inc.:
565,000	B+	Secured Notes, 11.375% due 11/01/14	666,700
385,000	CCC+	Senior Subordinated Notes, 2.500% due 2/01/14	342,650
410,000	CCC+	Helix Energy Solutions Group Inc., Company Guaranteed Notes, 9.500% due 1/15/16(a)	428,450
1,250,000	B−	Hercules Offshore Inc., Senior Secured Notes, 10.500% due 10/15/17(a)	1,246,875
490,000	BB−	International Coal Group Inc., Senior Secured Notes, 9.125% due 4/01/18	543,900
375,000	BB−	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/01/14	409,688
230,000	CCC	Laredo Petroleum Inc., Senior Notes, 9.500% due 2/15/19(a)	241,500

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 11.5% — (continued)

		Linn Energy LLC/Linn Energy Finance Corp.:
		Company Guaranteed Notes:
$155,000	B	11.750% due 5/15/17	$181,350
705,000	B	7.750% due 2/01/21(a)	749,062
260,000	B	Senior Unsecured Notes, 8.625% due 4/15/20(a)	291,200
715,000	BB−	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/18	786,500
390,000	B	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15(a)	418,275
450,000	CCC+	Newpark Resources Inc., Senior Unsecured Notes, 4.000% due 10/01/17	456,750
395,000	B−	Oasis Petroleum Inc., Senior Notes, 7.250% due 2/01/19(a)	401,913
290,000	B+	Parker Drilling Co., Company Guaranteed Notes, 9.125% due 4/01/18	313,200
		Peabody Energy Corp.:
		Company Guaranteed Notes:
150,000	BB+	7.375% due 11/01/16	170,250
230,000	BB+	7.875% due 11/01/26	258,750
410,000	B+	Junior Subordinated Debentures Notes, 4.750% due 12/15/41(c)	528,900
60,000	B+	PetroHawk Energy Corp., Company Guaranteed Notes, 7.875% due 6/01/15	63,900
730,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.000% due 9/01/17	777,450
765,000	B	Pioneer Drilling Co., Company Guaranteed Notes, 9.875% due 3/15/18	837,675
		Plains Exploration & Production Co.:
290,000	BB−	Company Guaranteed Notes, 10.000% due 3/01/16	330,600
210,000	BB−	Senior Unsecured Notes, 8.625% due 10/15/19	235,725
210,000	BB+	Precision Drilling Corp., Company Guaranteed Notes, 6.625% due 11/15/20(a)	217,350
		Quicksilver Resources Inc.:
40,000	B	Company Guaranteed Notes, 9.125% due 8/15/19	42,600
565,000	B	Senior Notes, 11.750% due 1/01/16	662,463
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	143,812
250,000	B+	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/01/18	263,750
550,000	B−	Rosetta Resources Inc., Company Guaranteed Notes, 9.500% due 4/15/18	611,875
		SandRidge Energy Inc., Company Guaranteed Notes:
470,000	B	8.625% due 4/01/15(g)	491,150
220,000	B	9.875% due 5/15/16(a)	245,300
230,000	BB−	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	247,250
50,000	BB	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/01/16	59,610
475,000	B	Western Refining Inc., Senior Secured Notes, 11.250% due 6/15/17(a)	539,125
600,000	CCC	Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes, 10.750% due 2/01/18(a)	591,000
		Whiting Petroleum Corp., Company Guaranteed Notes:
20,000	BB	7.000% due 2/01/14	21,400
220,000	BB	6.500% due 10/01/18	229,350

		Total Oil, Gas & Consumable Fuels	24,088,354

Paper & Forest Products – 2.1%
		Appleton Papers Inc., Senior Secured Notes:
705,000	B+	10.500% due 6/15/15(a)	733,200
630,000	CCC+	11.250% due 12/15/15	595,350
460,000	BB	Boise Paper Holdings LLC/Boise Finance Co., Company Guaranteed Notes, 9.000% due 11/01/17	515,200
775,000	B	Exopack Holding Inc., Company Guaranteed Notes, 11.250% due 2/01/14	806,969
330,000	BBB	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/01/16(a)	373,725
29,000	BB−	Neenah Paper Inc., Company Guaranteed Notes, 7.375% due 11/15/14	29,761
470,000	CCC+	NewPage Corp., Senior Secured Notes, 11.375% due 12/31/14	471,175
220,000	BB	Smurfit Kappa Treasury Funding Ltd., Company Guaranteed Notes, 7.500% due 11/20/25	207,900
		Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes:
290,000	BB−	11.500% due 7/01/14	321,175
350,000	B	8.750% due 2/01/19(a)	367,500

		Total Paper & Forest Products	4,421,955

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Personal Products – 0.2%
$445,000	B	Revlon Consumer Products Corp., Senior Secured Notes, 9.750% due 11/15/15	$485,050

Pharmaceuticals – 0.1%
260,000	B	Giant Funding Corp., Secured Notes, 8.250% due 2/01/18(a)	268,450

Professional Services – 0.2%
315,000	B−	inVentiv Health Inc., Senior Notes, 10.000% due 8/15/18(a)	324,450
470,000	NR	Selectica Inc., 8.750% due 11/15/15(f)(i)	47

		Total Professional Services	324,497

Real Estate Investment Trusts (REITs) – 1.4%
70,000	NR	Annaly Capital Management Inc., Senior Unsecured Notes, 4.000% due 2/15/15	81,900
70,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15(a)(f)	45,981
1,280,000	B2(e)	Felcor Lodging LP, Senior Secured Notes, 10.000% due 10/01/14	1,462,400
		Realogy Corp.:
1,180,000	CC	Company Guaranteed Notes, 11.000% due 4/15/18(a)(c)(i)	1,206,479
130,000	CC	Senior Secured Notes, 7.875% due 2/15/19(a)	131,138

		Total Real Estate Investment Trusts (REITs)	2,927,898

Road & Rail – 0.5%
180,000	BB−	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 12.500% due 4/01/16	220,500
748,000	BB−	Kansas City Southern Railway, Company Guaranteed Notes, 13.000% due 12/15/13	897,600

		Total Road & Rail	1,118,100

Semiconductors & Semiconductor Equipment – 0.3%
65,000	B+	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17	69,550
455,000	CCC	Freescale Semiconductor Inc., Company Guaranteed Notes, 10.125% due 12/15/16(c)	493,675

		Total Semiconductors & Semiconductor Equipment	563,225

Software – 0.7%
		First Data Corp., Company Guaranteed Notes:
4,212	B−	10.550% due 9/24/15(g)	4,496
920,000	CCC+	11.250% due 3/31/16	892,400
585,000	CCC+	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15	557,213

		Total Software	1,454,109

Specialty Retail – 1.9%
1,025,000	CCC+	Bon-Ton Department Stores Inc. (The), Company Guaranteed Notes, 10.250% due 3/15/14	1,057,031
170,000	CCC	Burlington Coat Factory Warehouse Corp., Senior Unsecured Notes, 10.000% due 2/15/19(a)	172,550
180,000	B	DirectBuy Holdings Inc., Senior Secured Notes, 12.000% due 2/01/17(a)	169,200
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/01/18(a)	379,050
410,000	B−	Giraffe Acquisition Corp., Senior Unsecured Notes, 9.125% due 12/01/18(a)	420,250
215,000	B	Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/01/15	234,350
430,000	CCC+	Petco Animal Supplies Inc., Company Guaranteed Notes, 9.250% due 12/01/18(a)	466,550
220,000	BB	Phillips-Van Heusen Corp., Senior Unsecured Notes, 7.375% due 5/15/20	235,400
375,000	BB+	QVC Inc., Senior Secured Notes, 7.375% due 10/15/20(a)	399,375
350,000	B+	Wendy’s/Arby’s Restaurants LLC, Company Guaranteed Notes, 10.000% due 7/15/16	391,125

		Total Specialty Retail	3,924,881

Textiles, Apparel & Luxury Goods – 0.8%
950,000	BB−	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	1,073,500
545,000	CCC+	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	543,637

		Total Textiles, Apparel & Luxury Goods	1,617,137

Tobacco – 0.2%
390,000	B+	Alliance One International Inc., Company Guaranteed Notes, 10.000% due 7/15/16	404,625

Trading Companies & Distributors – 0.7%
285,000	B+	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16(a)	303,525

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

Trading Companies & Distributors — 0.7% — (continued)

$390,000	BB−	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	$406,575
530,000	CCC+	KAR Holdings Inc., Company Guaranteed Notes, 8.750% due 5/01/14	553,188
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	282,896

		Total Trading Companies & Distributors	1,546,184

Transportation Infrastructure – 4.1%
360,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 9.750% due 8/01/18	403,200
490,000	CCC	Florida East Coast Holdings Corp., Senior Notes, 10.500% due 8/01/17(a)(g)	492,450
380,000	B−	Florida East Coast Railway Corp., Senior Secured Notes, 8.125% due 2/01/17(a)	399,000
315,000	BB−	Gulfmark Offshore Inc., Senior Unsecured Notes, 7.750% due 7/15/14	321,300
500,000	B	Hapag-Lloyd AG, Company Guaranteed Notes, 9.750% due 10/15/17(a)	551,250
1,045,000	CCC+	Horizon Lines Inc., Senior Unsecured Notes, 4.250% due 8/15/12	974,462
60,000	BB−	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 8.000% due 2/01/18	65,850
140,000	B+	Navios Maritime Holdings Inc./Navios Maritime Finance II US Inc., Company Guaranteed Notes, 8.125% due 2/15/19(a)	140,700
270,000	B	Overseas Shipholding Group Inc., Senior Unsecured Notes, 8.125% due 3/30/18	271,350
1,285,000	B−	Quality Distribution LLC/QD Capital Corp., Senior Secured Notes, 9.875% due 11/01/18(a)	1,355,675
536,000	BB	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/01/17	596,300
575,000	B+	Ship Finance International Ltd., Company Guaranteed Notes, 8.500% due 12/15/13	587,938
730,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/01/18(a)	761,025
320,000	BB	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	346,000
382,853	Caa2(e)	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/01/14(a)(b)	322,075
915,000	B−	Western Express Inc., Senior Secured Notes, 12.500% due 4/15/15(a)	892,125

		Total Transportation Infrastructure	8,480,700

Wireless Telecommunication Services – 3.3%
		Alcatel-Lucent USA Inc., Senior Unsecured Notes:
415,000	B	6.500% due 1/15/28	363,125
675,000	B	6.450% due 3/15/29	590,625
15,000	B+	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16	15,938
325,000	BB−	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	329,875
495,000	CCC+	Integra Telecom Holdings Inc., Senior Secured Notes, 10.750% due 4/15/16(a)	538,312
200,000	B	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/01/18	212,250
650,000	BB−	NII Capital Corp., Company Guaranteed Notes, 10.000% due 8/15/16	739,375
		PAETEC Holding Corp., Company Guaranteed Notes:
905,000	CCC+	9.500% due 7/15/15(c)	958,169
460,000	B	8.875% due 6/30/17	501,400
		Sprint Capital Corp., Company Guaranteed Notes:
685,000	BB−	8.375% due 3/15/12	730,381
955,000	BB−	8.750% due 3/15/32	997,926
920,000	BB−	Sprint Nextel Corp., Senior Unsecured Notes, 6.000% due 12/01/16	922,300

		Total Wireless Telecommunication Services	6,899,676

		TOTAL CORPORATE BONDS & NOTES (Cost — $169,708,432)	186,406,961

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
102,987	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26(b)(i)	12,307

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $77,493)	12,307

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

SENIOR LOANS – 0.1%
$80,000	NR	CityCenter Holdings LLC (Restricted), 7.500% due 1/15/16	$81,031

		TOTAL SENIOR LOANS (Cost — $80,400)	81,031

Shares

COMMON STOCKS – 0.4%
CONSUMER DISCRETIONARY – 0.4%
Media – 0.4%
16,441		Charter Communications Inc.*	752,504

ENERGY – 0.0%
Energy Equipment & Services – 0.0%
1,216		SemGroup Corp.*	39,046

FINANCIALS – 0.0%
Real Estate Investment Trusts (REITs) – 0.0%
0		Ashton Woods USA LLC, Class B Shares(i)*	9,721

INDUSTRIALS – 0.0%
Building Products – 0.0%
1,062		Nortek Inc.*	46,595

INFORMATION TECHNOLOGY – 0.0%
Computers & Peripherals – 0.0%
15,767		Stratus Technology Bermuda Holding Ltd., Series B1 (Restricted Shares)(f)(i)*	158

MATERIALS – 0.0%
Chemicals – 0.0%
1,999		Georgia Gulf Corp.*	63,808

		TOTAL COMMON STOCKS (Cost — $1,795,280)	911,832

PREFERRED STOCKS – 0.9%
CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
3,638		CMP Susquehanna Radio Holdings Corp., Series A(a)(d)(i)*	0

FINANCIALS – 0.9%
Commercial Banks – 0.9%
16,075		Banesto Holdings Ltd., Series A, 10.500%(a)	403,383
50,300		Zions Bancorporation, Series C, 9.500%(c)	1,312,327
7,585		Zions Capital Trust B, 8.000%(c)	189,473

		Total Commercial Banks	1,905,183

Diversified Financial Services – 0.0%
4,700		Federal National Mortgage Association (FNMA), Series S, 8.250%(d)	9,506

		TOTAL FINANCIALS	1,914,689

INFORMATION TECHNOLOGY – 0.0%
Computers & Peripherals – 0.0%
3,588		Stratus Technology Bermuda Holding Ltd., Series B1 (Restricted Shares)(f)(i)*	36

		TOTAL PREFERRED STOCKS (Cost — $1,929,609)	1,914,725

CONVERTIBLE PREFERRED STOCKS – 1.5%
CONSUMERDISCRETIONARY – 0.3%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Shares	Security	Value

CONSUMERDISCRETIONARY — 0.3% — (continued)

Automobiles – 0.3%
10,100	Ford Motor Co. Capital Trust II, 6.500%	$513,585

CONSUMER DISCRETIONARY – 0.3%
Media – 0.3%
570	LodgeNet Interactive Corp., 10.000% (a)	705,700

FINANCIALS – 0.9%
Commercial Banks – 0.9%
655	Bank of America Corp., Series L, 7.250%	657,620
20,625	Synovus Financial Corp., 8.250%	512,944
675	Wells Fargo & Co., Series L, 7.500%	695,250

	Total Commercial Banks	1,865,814

	TOTAL FINANCIALS	1,865,814

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,643,938)	3,085,099

WARRANTS – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
118	Buffets Restaurants Holdings Inc., expires 4/28/14(f)(i)	1

Media – 0.0%
554	Charter Communications Inc., expires 11/30/14	4,155
4,157	CMP Susquehanna Corp., expires 3/23/19(f)(i)	0

	Total Media	4,155

	TOTAL CONSUMER DISCRETIONARY	4,156

ENERGY – 0.0%
Energy Equipment & Services – 0.0%
1,280	SemGroup Corp., expires 11/30/14(i)	13,824

INDUSTRIALS – 0.0%
Building Products – 0.0%
875	Nortek Inc., expires 12/7/14	7,219

Transportation Infrastructure – 0.0%
376	Jack Cooper Holdings Corp., expires 12/15/17(i)	16,920

	TOTAL INDUSTRIALS	24,139

	TOTAL WARRANTS (Cost — $605,860)	42,119

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $176,841,012)	192,454,074

Face
Amount

SHORT-TERM INVESTMENTS (j) — 9.3%
MONEY MARKET FUND− 3.2%
6,697,994	The AIM STIT – Liquid Assets Portfolio(k)(Cost — $6,697,994)	6,697,994

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Security	Value

MONEY MARKET FUND− 3.2% — (continued)

TIME DEPOSITS- 6.1%
2,801,464	Bank of America – Toronto, 0.030% due 3/1/11	$2,801,464
10,019,532	Wells Fargo – Grand Cayman, 0.030% due 3/1/11	10,019,532

	TOTAL TIME DEPOSITS (Cost — $12,820,996)	12,820,996

	TOTAL SHORT-TERM INVESTMENTS (Cost — $19,518,990)	19,518,990

	TOTAL INVESTMENTS – 101.3% (Cost — $196,360,002 #)	211,973,064

	Liabilities in Excess of Other Assets – (1.3%)	(2,741,401)

	TOTAL NET ASSETS – 100.0%	$209,231,663

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security is currently in default.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2011.
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	Illiquid Security.
(g)	Payment in-kind security for which part of the income earned maybe paid as additional principal.
(h)	Rating by Fitch Ratings Service. All ratings are unaudited.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.1%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

PLC	—	Public Limited Company

See pages 110 and 111 for definition of ratings.

Summary of Investments by Security Type

Corporate Bonds & Notes	88.0%
Convertible Preferred Stock	1.5
Preferred Stock	0.9
Common Stock	0.4
Senior Loans	0.0	**
Warrant	0.0	**
Collateralized Mortgage Obligations	0.0	**
Short-Term Investments	9.2

	100.0%

As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS – 46.8%
Belgium – 2.9%
		Belgium Government Bond:
$1,600,000	EUR	3.500% due 3/28/15	$2,227,671
3,000,000	EUR	3.250% due 9/28/16	4,052,788

		Total Belgium	6,280,459

Brazil – 0.4%
660,000		Federative Republic of Brazil, 8.875% due 10/14/19(a)	876,150

Canada – 4.9%
7,400,000	CAD	Canadian Government Bond, 1.500% due 12/01/12(a)	7,570,975
1,500,000	CAD	Province of Ontario Canada, 4.600% due 6/02/39(a)	1,565,474
1,500,000	CAD	Province of Quebec Canada, 5.000% due 12/01/38(a)	1,644,008

		Total Canada	10,780,457

France – 7.2%
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	419,961
		Government of France:
9,800,000	EUR	3.500% due 4/25/15 – 4/25/20	13,984,012
900,000	EUR	4.750% due 4/25/35	1,377,796

		Total France	15,781,769

Germany – 13.5%
8,300,000	EUR	Bundesobligation, 2.250% due 4/10/15	11,499,338
		Bundesrepublik Deutschland:
1,400,000	EUR	4.250% due 1/4/14	2,063,278
3,000,000	EUR	3.750% due 1/4/15 – 1/4/19	4,371,150
2,300,000	EUR	3.250% due 7/4/15	3,310,505
2,000,000	EUR	6.250% due 1/4/30	3,719,478
100,000	EUR	5.500% due 1/4/31	172,107
2,600,000	EUR	4.750% due 7/4/34	4,180,907
100,000	EUR	4.000% due 1/4/37	145,271

		Total Germany	29,462,034

Italy – 5.4%
8,800,000	EUR	Italy Buoni Poliennali Del Tesoro, 3.000% due 4/15/15	11,826,415

Japan – 6.3%
		Japan Government:
520,000,000	JPY	1.500% due 12/20/17	6,632,343
547,000,000	JPY	2.500% due 9/20/35 – 6/20/36	7,211,418

		Total Japan	13,843,761

Netherlands – 2.3%
		Netherlands Government:
100,000	EUR	3.750% due 7/15/14	145,550
200,000	EUR	3.250% due 7/15/15	285,846
2,300,000	EUR	4.000% due 7/15/19	3,362,181
900,000	EUR	3.500% due 7/15/20	1,255,611

		Total Netherlands	5,049,188

Norway – 1.1%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,353,988

Qatar – 1.0%
		Qatar Government International Bond:
1,300,000		5.250% due 1/20/20(a)(b)	1,332,500
800,000		6.400% due 1/20/40(a)(b)	832,000

		Total Qatar	2,164,500

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

Russia – 0.2%
$447,500		Russian Foreign Bond, step bond to yield, 7.500% due 3/31/30	$518,652

South Africa – 0.5%
900,000		South Africa Government International Bond, 6.875% due 5/27/19(a)	1,041,750

South Korea – 0.5%
		Export – Import Bank of Korea:
500,000		1.352% due 3/13/12(a)(b)(c)	500,311
400,000	EUR	5.750% due 5/22/13	580,506

		Total South Korea	1,080,817

United Kingdom – 0.6%
		United Kingdom Treasury Gilt:
100,000	GBP	4.750% due 3/7/20	176,822
100,000	GBP	8.000% due 6/7/21	221,742
500,000	GBP	4.250% due 3/7/36	796,579

		Total United Kingdom	1,195,143

		TOTAL SOVEREIGN BONDS (Cost — $97,693,293)	102,255,083

ASSET-BACKED SECURITIES – 0.5%
Student Loan – 0.5%
519,188		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.253% due 4/25/38(a)(c)	516,577
464,581		South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.861% due 3/01/18(a)(c)	457,255

		Total Student Loan	973,832

		TOTAL ASSET-BACKED SECURITIES (Cost — $983,769)	973,832

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.1%
300,000		Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.640% due 2/17/51(a)(b)(c)	323,619
		Bear Stearns Adjustable Rate Mortgage Trust:
29,816		Series 2003-5, Class 1A2, 2.685% due 8/25/33(a)(c)	29,997
34,553		Series 2003-7, Class 6A, 2.900% due 10/25/33(a)(c)	35,671
115,244		Series 2004-2, Class 22A, 2.934% due 5/25/34(a)(c)	111,112
21,734		Series 2004-2, Class 23A, 4.479% due 5/25/34(a)(c)	21,693
84,652		Series 2005-2, Class A2, 2.934% due 3/25/35(a)(c)	81,721
254,069		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.726% due 1/26/36(a)(c)	169,845
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.483% due 2/05/19(a)(b)(c)	883,944
		Countrywide Alternative Loan Trust:
30,633		Series 2005-21CB, Class A3, 5.250% due 6/25/35(a)	27,566
170,507		Series 2007-11T1, Class A12, 0.612% due 5/25/37(a)(c)	102,781
75,909		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	51,259
109,282		Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	74,368
		Countrywide Asset-Backed Certificates:
1,834		Series 2006-15, Class A1, 0.372% due 10/25/46(a)(c)	1,820
122,438		Series 2007-2, Class 2A1, 0.312% due 8/25/37(a)(c)	118,876
		Countrywide Home Loan Mortgage Pass Through Trust:
14,188		Series 2004-12, Class 11A1, 2.984% due 8/25/34(a)(c)	10,747
66,034		Series 2005-11, Class 3A1, 3.379% due 4/25/35(a)(c)	44,606
289,328		Series 2005-2, Class 1A1, 0.582% due 3/25/35(a)(c)	185,538
37,724		Series 2005-3, Class 2A1, 0.552% due 4/25/35(a)(c)	26,068
252,106		Series 2005-9, Class 1A3, 0.492% due 5/25/35(a)(c)	175,685
142,411		Series 2005-HYB9, Class 3A2A, 3.017% due 2/20/36(a)(c)	120,481
82,514		Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	49,976
164,714		Crusade Global Trust, Series 2004-2, Class A2, 1.218% due 11/19/37(c)	218,789
57,585		CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.675% due 8/25/33(a)(c)	59,069
352,337		CSAB Mortgage Backed Trust, step bond to yield, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36(a)	251,280

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†	Security	Value

	Federal Home Loan Mortgage Corp. (FHLMC):
$188,884	Series 2391, Class FJ, 0.766% due 4/15/28(a)(c)	$189,901
236,000	Series 3037, Class BC, 4.500% due 2/15/20(a)	248,545
397,608	Series 3174, Class FM, 0.506% due 5/15/36(a)(c)	397,725
89,451	Structured Pass Through Securities, Series T-35, Class A, 0.542% due 9/25/31(a)(c)	84,858
131,043	Structured Pass Through Securities, Series T-62, Class 1A1, 1.522% due 10/25/44(a)(c)	129,955
25,929	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44(a)	28,660
	Federal National Mortgage Association (FNMA), REMICS:
17,123	Series 2003-34, Class A1, 6.000% due 4/25/43(a)	18,737
43,313	Series 2005-120, Class NF, 0.362% due 1/25/21(a)(c)	43,349
188,163	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44(a)	208,310
24,580	First Horizon Asset Securities Inc., Series 2003-AR4, Class 2A1, 2.708% due 12/25/33(a)(c)	24,441
	Government National Mortgage Association:
737,773	Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	806,506
1,627,909	Series 2007-2, Class PA, 5.500% due 6/20/35(a)	1,685,306
19,019	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.020% due 3/25/33(a)(c)	19,158
	Harborview Mortgage Loan Trust:
52,835	Series 2003-1, Class A, 3.066% due 5/19/33(a)(c)	54,408
62,890	Series 2005-2, Class 2A1A, 0.482% due 5/19/35(a)(c)	44,158
209,186	Series 2006-SB1, Class A1A, 1.142% due 12/19/36(a)(c)	116,833
24,890,000	JLOC Ltd., Series 36A, Class A1, 0.449% due 2/16/16(a)(b)(c)	248,102
93,021	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(c)	90,284
	JP Morgan Mortgage Trust:
30,586	Series 2003-A2, Class 3A1, 2.181% due 11/25/33(a)(c)	30,849
28,415	Series 2005-A1, Class 6T1, 5.035% due 2/25/35(a)(c)	29,053
	Merrill Lynch Mortgage Investors Inc.:
22,502	Series 2003-A2, Class 1A1, 2.305% due 2/25/33(a)(c)	21,622
154,674	Series 2005-2, Class 1A, 1.707% due 10/25/35(a)(c)	141,960
699,856	Series 2008-LAQA, Class A1, 0.802% due 7/09/21(a)(b)(c)	669,543
239,571	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.522% due 7/25/35(a)(c)	231,891
	Puma Finance Ltd.:
287,397	Series G5, Class A1, 0.384% due 2/21/38(a)(b)(c)	280,946
99,708	Series P10, Class BA, 5.355% due 7/12/36(c)(d)	98,959
344,890	Series P11, Class BA, 5.000% due 8/22/37(c)	337,689
133,500	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.412% due 2/25/47(a)(c)	70,210
	Residential Asset Securitization Trust:
51,864	Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	38,985
113,520	Series 2006-R1, Class A2, 0.662% due 1/25/46(a)(c)	52,843
	Structured Adjustable Rate Mortgage Loan Trust:
29,634	Series 2004-1, Class 4A1, 2.591% due 2/25/34(a)(c)	28,682
108,421	Series 2004-19, Class 2A1, 1.728% due 1/25/35(a)(c)	64,929
139,798	Series 2004-4, Class 3A2, 2.719% due 4/25/34(a)(c)	129,191
	Structured Asset Mortgage Investments Inc.:
152,672	Series 2005-AR2, Class 2A1, 0.492% due 5/25/45(a)(c)	104,538
161,237	Series 2005-AR8, Class A1A, 0.542% due 2/25/36(a)(c)	100,297
103,209	Series 2006-AR5, Class 1A1, 0.472% due 5/25/46(a)(c)	60,049
200,000	Series 2007-AR4, Class A3, 0.482% due 9/25/47(a)(c)	91,417
242,375	Series 2007-AR6, Class A1, 1.792% due 8/25/47(a)(c)	154,703
	Swan Trust:
318,899	Series 2006-1E, Class A1, 0.392% due 5/12/37(c)	311,502
410,013	Series 2006-1E, Class A2, 5.062% due 5/12/37(c)	406,783
470,437	Torrens Trust, Series 2007-1, Class A, 5.220% due 10/19/38(c)	470,307
	Wachovia Bank Commercial Mortgage Trust:
900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45(a)(c)	961,521
500,000	Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	536,196
458,845	Series 2006-WL7A, Class A1, 0.356% due 9/15/21(a)(b)(c)	454,605
65,730	WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.232% due 7/25/46(a)(c)	31,061

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

		WaMu Mortgage Pass Through Certificates:
$17,475		Series 2003-AR5, Class A7, 2.697% due 6/25/33(a)(c)	$16,808
135,586		Series 2005-AR13, Class A1A1, 0.552% due 10/25/45(a)(c)	114,792
237,562		Series 2006-AR13, Class 2A, 3.071% due 10/25/46(a)(c)	181,009
		Washington Mutual Inc.:
4,411		Series 2001-7, Class A, 1.521% due 5/25/41(a)(c)	4,322
39,559		Series 2002-AR9, Class 1A, 1.692% due 8/25/42(a)(c)	36,512
1,601,573		Series 2003-AR9, Class 1A6, 2.712% due 9/25/33(a)(c)	1,597,908
140,433		Series 2006-AR4, Class 2A1A, 3.008% due 5/25/46(a)(c)	103,739

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $15,470,662)	15,581,168

CORPORATE BONDS & NOTES – 35.1%
Australia – 3.4%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	2,092,529
900,000		Macquarie Bank Ltd., Government Liquid Guaranteed Notes, 2.600% due 1/20/12(a)(b)	917,313
500,000		National Australia Bank, Subordinated Notes, 0.494% due 6/19/17(c)	489,923
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,376,164
1,600,000	AUD	Westpac Banking Corp., Government Liquid Guaranteed Notes, 4.000% due 3/19/12	1,611,628

		Total Australia	7,487,557

Bermuda – 0.3%
		Noble Group Ltd., Senior Unsecured Notes:
300,000		6.750% due 1/29/20(a)(b)	319,069
400,000		6.750% due 1/29/20	425,425

		Total Bermuda	744,494

Brazil – 0.7%
1,000,000		Banco do Brasil SA, Senior Unsecured Notes, 3.007% due 7/02/14(b)(c)(e)	1,013,344
500,000		Banco Santander Brasil SA, Senior Unsecured Notes, 4.500% due 4/06/15(a)(b)	512,856

		Total Brazil	1,526,200

British Virgin Islands – 0.2%
500,000		Gerdau Trade Inc., Company Guaranteed Notes, 5.750% due 1/30/21(a)(b)	502,500

Canada – 1.5%
1,400,000	CAD	Broadway Credit Card Trust, Asset Backed, 5.234% due 6/17/11(a)	1,454,539
1,500,000	CAD	Golden Credit Card Trust, Asset Backed, 5.106% due 4/15/11(a)	1,563,949
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 1.507% due 5/03/12(a)(c)	200,289

		Total Canada	3,218,777

Cayman Islands – 0.4%
200,000		CSN Islands XI Corp., Company Guaranteed Notes, 6.875% due 9/21/19(d)	221,000
400,000		Odebrecht Drilling Norbe VIII/IX Ltd., Senior Secured Notes, 6.350% due 6/30/21(a)(b)	420,500
300,000		Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.750% due 1/20/20(a)	312,794

		Total Cayman Islands	954,294

Chile – 0.6%
1,000,000		Banco Santander Chile, Senior Unsecured Notes, 1.903% due 1/19/16(a)(b)(c)	997,157
300,000		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 5.000% due 1/21/21(a)(b)	289,460

		Total Chile	1,286,617

France – 3.1%
300,000	EUR	BNP Paribas Home Loan Covered Bonds SA, Covered Notes, 4.500% due 5/30/14	435,219
		BPCE SA:
300,000	EUR	Junior Subordinated Notes, 6.117% due 10/29/49(c)	357,954
1,000,000		Senior Unsecured Notes, 2.061% due 2/07/14(a)(b)(c)	999,432
700,000	EUR	CM-CIC Covered Bonds, Covered Notes, 4.750% due 7/17/12	1,002,507
209,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	314,847
900,000	EUR	Societe Generale, Junior Subordinated Notes, 7.756% due 5/29/49(c)	1,244,564

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

France — 3.1% — (continued)

$1,600,000	EUR	Societe Generale Societe de Credit Fonciere, Covered Notes, 5.000% due 3/27/19	$2,402,824

		Total France	6,757,347

Germany – 0.5%
700,000	EUR	Kreditanstalt fuer Wiederaufbau, Foreign Government Guaranteed Notes, 3.875% due 1/21/19	1,001,333

India – 0.3%
300,000		ICICI Bank Ltd., Senior Unsecured Notes, 5.500% due 3/25/15	312,130
400,000		Indian Oil Corp., Ltd., Bonds, 4.750% due 1/22/15	413,374

		Total India	725,504

Ireland – 0.7%
		AK Transneft OJSC Via TransCapitalInvest Ltd., Secured Notes:
200,000		5.670% due 3/05/14(a)(b)	211,875
400,000		8.700% due 8/07/18(a)(b)	490,058
800,000		RZD Capital Ltd., Notes, 5.739% due 4/03/17	829,000

		Total Ireland	1,530,933

Japan – 0.2%
400,000		Resona Bank Ltd., Junior Subordinated Notes, 5.850% due 9/29/49(a)(b)(c)	404,690

Luxembourg – 0.9%
300,000		GAZ Capital SA, Senior Secured Notes, 9.250% due 4/23/19	369,564
600,000		Gazprom Via Gaz Capital SA, Senior Unsecured Notes, 6.510% due 3/07/22	624,360
		TNK-BP Finance SA, Company Guaranteed Notes:
300,000		7.500% due 7/18/16(d)	334,875
300,000		7.875% due 3/13/18	341,640
300,000		7.250% due 2/02/20	328,140

		Total Luxembourg	1,998,579

Netherlands – 2.5%
500,000		Gazprom Via White Nights Finance BV, Secured Notes, 10.500% due 3/25/14	598,252
		ING Bank NV:
800,000	EUR	Covered Notes, 5.250% due 6/05/18	1,203,946
700,000		Senior Notes, 0.933% due 1/13/12(a)(b)(c)	699,772
900,000	EUR	NXP BV/NXP Funding LLC, Senior Secured Notes, 3.748% due 10/15/13(c)	1,238,356
1,687,544		SovRisc BV, Secured Notes, 5.250% due 4/30/11(b)(d)	1,702,065

		Total Netherlands	5,442,391

New Zealand – 0.7%
		ANZ National International Ltd.:
200,000		Bank Guaranteed Notes, 6.200% due 7/19/13(a)(b)	219,215
1,200,000		Government Liquid Guaranteed Notes, 3.250% due 4/02/12(a)(b)	1,232,157

		Total New Zealand	1,451,372

Norway – 1.1%
1,200,000	EUR	DnB NOR Boligkreditt, Covered Notes, 4.125% due 2/01/13	1,710,197
		Statoil ASA, Company Guaranteed Notes:
300,000		3.125% due 8/17/17(a)	298,677
300,000		5.100% due 8/17/40(a)	290,012

		Total Norway	2,298,886

Qatar – 0.4%
100,000		Qatari Diar Finance QSC, Government Guaranteed Notes, 5.000% due 7/21/20	98,168
600,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19(d)	676,229

		Total Qatar	774,397

Sweden – 0.6%
200,000	EUR	Nordea Bank AB, Subordinated Notes, 1.228% due 3/08/16(c)	278,573

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

Sweden — 0.6% — (continued)

$800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	$1,139,335

		Total Sweden	1,417,908

United Kingdom – 3.1%
200,000		BP Capital Markets PLC, Company Guaranteed Notes, 2.750% due 2/27/12	202,255
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49	285,967
		HBOS PLC:
600,000	EUR	Bank Guaranteed Notes, 5.625% due 5/23/13	860,774
600,000		Senior Subordinated Notes, 6.750% due 5/21/18(a)(b)	571,049
200,000		LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.500% due 12/29/49(b)(c)(e)	187,081
		Lloyds TSB Bank PLC:
100,000		Bank Guaranteed Notes, 4.375% due 1/12/15(a)(b)	100,893
2,300,000		Government Liquid Guaranteed Notes, 2.800% due 4/02/12(a)(b)	2,355,092
300,000	CAD	National Grid PLC (Restricted), Senior Unsecured Notes, 4.980% due 6/22/11(d)	310,895
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/01/14(a)(b)	1,096,170
500,000	EUR	Royal Bank of Scotland PLC (The), Subordinated Notes, 4.625% due 9/22/21(c)	569,054
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(b)	103,893
100,000		XL Capital Finance Europe PLC, Company Guaranteed Notes, 6.500% due 1/15/12(a)	104,556

		Total United Kingdom	6,747,679

United States – 13.9%
		Ally Financial Inc., Company Guaranteed Notes:
100,000		5.375% due 6/06/11(a)	101,000
600,000		6.875% due 9/15/11(a)	615,000
		American Express Bank FSB, Senior Unsecured Notes:
800,000		0.392% due 5/29/12(a)(c)	798,124
800,000		0.414% due 6/12/12(a)(c)	798,270
		American General Finance Corp., Senior Unsecured Notes:
600,000		0.594% due 8/17/11(a)(c)	585,703
200,000		5.625% due 8/17/11(a)	201,860
300,000		5.200% due 12/15/11(a)	301,500
800,000		4.875% due 7/15/12(a)	791,000
		American International Group Inc.:
		Junior Subordinated Notes:
800,000	EUR	8.000% due 5/22/38(c)	1,136,626
1,000,000	EUR	4.875% due 3/15/67(c)	1,179,387
600,000	GBP	5.750% due 3/15/67(c)	862,795
100,000,000	JPY	Senior Unsecured Notes, 0.298% due 4/03/12(c)	1,207,624
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/05/17	1,106,177
		Bank of America Corp.:
600,000		Senior Unsecured Notes, 0.802% due 9/11/12(a)(c)	598,007
900,000	EUR	Subordinated Notes, 4.750% due 5/23/17(c)	1,189,632
100,000		Buckeye Partners LP, Senior Unsecured Notes, 4.875% due 2/01/21(a)	99,680
100,000		Capital One Financial Corp., Senior Unsecured Notes, 5.700% due 9/15/11(a)	102,654
300,000		CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.500% due 1/15/21(a)(b)	297,416
381,179		CIT Group Inc., Senior Secured Notes, 7.000% due 5/01/13(a)	389,756
300,000		CMS Energy Corp., Senior Unsecured Notes, 5.050% due 2/15/18(a)	303,606
200,000		CNA Financial Corp., Senior Unsecured Notes, 6.000% due 8/15/11(a)	204,448
600,000		Dow Chemical Co., Senior Unsecured Notes, 2.562% due 8/08/11(a)(c)	604,497
400,000		El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(a)(b)	409,419
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000		9.875% due 8/10/11(a)	516,564
600,000		8.000% due 6/01/14(a)	671,534
400,000		8.700% due 10/01/14(a)	456,520
1,000,000		GATX Financial Corp., Senior Unsecured Notes, 5.500% due 2/15/12(a)	1,030,734
700,000		Gerdau Holdings Inc., Company Guaranteed Notes, 7.000% due 1/20/20(a)(b)	777,000
		Goldman Sachs Group Inc., Senior Unsecured Notes:
900,000	EUR	5.375% due 2/15/13	1,293,544

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

United States — 13.9% — (continued)

$200,000		0.753% due 3/22/16(a)(c)	$192,856
500,000	AUD	5.450% due 4/12/16(c)	481,942
1,300,000		HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21(a)(b)	1,362,508
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/01/12(a)	300,000
400,000	EUR	JPMorgan Chase Bank NA, Subordinated Notes, 4.375% due 11/30/21(c)	537,627
300,000		Lazard Group LLC, Senior Unsecured Notes, 7.125% due 5/15/15(a)	330,322
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		0.000% due 5/25/10(f)	333,125
600,000		6.875% due 5/02/18(f)	159,750
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	538,750
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
650,000		5.750% due 7/15/14(a)	697,125
1,000,000		5.900% due 12/01/16(a)	1,072,500
1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14(a)	1,069,259
600,000		Merrill Lynch & Co., Inc., Senior Unsecured Notes, 0.533% due 6/05/12(a)(c)	596,859
100,000		SLM Corp., Senior Unsecured Notes, 5.000% due 10/01/13(a)	103,457
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18(a)	1,087,500
500,000		UST Inc., Senior Unsecured Notes, 5.750% due 3/01/18(a)	532,617
1,700,000	EUR	WM, Covered Bonds, 3.875% due 9/27/11	2,371,717

		Total United States	30,397,991

		TOTAL CORPORATE BONDS & NOTES (Cost — $71,064,888)	76,669,449

MORTGAGE-BACKED SECURITIES – 2.2%
FNMA – 2.1%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18(a)(c)	753,107
994,946		5.700% due 8/1/18(a)(c)	1,086,588
246,704		2.687% due 11/1/34(a)(c)	259,959
413,563		6.500% due 8/1/37(a)	460,195
2,000,000		4.000% due 4/1/40(g)	1,972,500
93,610		7.000% due 10/1/48(a)	104,017

		TOTAL FNMA	4,636,366

GNMA – 0.1%
209,047		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38(a)	226,222

		TOTAL GNMA	226,222

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $4,660,720)	4,862,588

MUNICIPAL BONDS – 1.1%
United States – 1.1%
200,000		Buckeye Ohio Tobacco Settlement, Series A-2, 5.875% due 6/1/47(a)	132,638
1,500,000		Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42(a)	1,476,930
200,000		Municipal Electric Authority of Georgia, Build America Bonds Project, 6.655% due 4/1/57(a)	197,482
200,000		New York City Transitional Finance Authority, Build America Bonds Project, 5.508% due 8/1/37(a)	194,032
300,000		Philadelphia School District, Build America Bonds Project, 6.765% due 6/1/40(a)	290,319
100,000		Puerto Rico Sales Tax Financing Corp., Series A, AMBAC-Insured, 0.000% due 8/1/54(a)	5,130
100,000		Tobacco Settlement Financing Corp., New Jersey, Series 1A, 5.000% due 6/1/41(a)	60,136

		Total United States	2,356,667

		TOTAL MUNICIPAL BONDS (Cost — $2,503,756)	2,356,667

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 0.5%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

U.S. GOVERNMENT OBLIGATIONS – 0.5%
$1,005,010		U.S. Treasury Inflation Indexed Notes, 1.250% due 7/15/20(a)(h)	$1,036,182

		TOTAL U.S. GOVERNMENT OBLIGATIONS	1,036,182

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,036,710)	1,036,182

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $193,413,798)	203,734,969

SHORT-TERM INVESTMENTS — 7.0%
CERTIFICATE OF DEPOSIT – 0.4%
900,000		Itau Unibanco SA,1.300% due 3/14/11(a)(Cost — $899,579)	899,579

CORPORATE NOTE – 0.1%
300,000		Banco Santander Brazil SA, 2.560% due 12/29/11(b)(d) (Cost — $293,700)	293,700

REPURCHASE AGREEMENTS – 0.5%
1,200,000		Barclays Capital Inc. repurchase agreement dated 02/28/11, 0.180% due 3/1/11, Proceeds at maturity - $1,200,006; (Fully collateralized by U.S. Treasury Bond 1.375% due 9/15/12; Market Value - $1,225,132)(i) (Cost — $1,200,000)	1,200,000

TIME DEPOSITS- 4.2%
		BBH – Grand Cayman:
71,172,296	JPY	0.005% due 3/1/11	868,537
94,106	DKK	0.050% due 3/1/11	17,411
160,328	GBP	0.086% due 3/1/11	260,509
12,104	EUR	0.117% due 3/1/11	16,696
45,789	CAD	0.235% due 3/1/11	47,016
185,979	SEK	0.546% due 3/1/11	29,304
123	NZD	2.150% due 3/1/11	93
173,908	AUD	3.841% due 3/1/11	176,934
2,240,888		HSBC Bank – Grand Cayman, 0.030% due 3/1/11	2,240,888
5,584,228		Wells Fargo – Grand Cayman, 0.030% due 3/1/11	5,584,228

		TOTAL TIME DEPOSITS (Cost — $9,241,616)	9,241,616

U.S. GOVERNMENT OBLIGATIONS – 1.8%
3,751,000		U.S. Treasury Bills, 0.178% due 6/9/11 – 8/11/2011(h)(i)	3,748,169

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $3,748,169)	3,748,169

		TOTAL SHORT-TERM INVESTMENTS (Cost — $15,383,064)	15,383,064

		TOTAL INVESTMENTS – 100.3% (Cost — $208,796,862 #)	219,118,033

		Liabilities in Excess of Other Assets – (0.3%)	(758,287)

		TOTAL NET ASSETS – 100.0%	$218,359,746

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2011.
(d)	Illiquid Security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Security is currently in default.
(g)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro Dollar
FHLMC	—	Federal Home Loan Mortgage Association
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PA	—	Port Authority
SEK	—	Swedish Krona

Summary of Investments by Security Type

Sovereign Bonds	46.7%
Corporate Bonds & Notes	35.0
Collateralized Mortgage Obligations	7.1
Mortgage-Backed Securities	2.2
Municipal Bonds	1.1
U.S. Government & Agency Obligations	0.5
Asset-Backed Securities	0.4
Short-Term Investments	7.0

100.0%

As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United States
16		Eurodollar Futures, Call	9/19/11	$99.38	$9,800
16		Eurodollar Futures, Put	9/19/11	99.38	2,800
1,300,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	19,142
1,500,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	22,087
2,500,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	29,966
2,500,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	29,966
800,000		Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	10,825
9,000,000		Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	121,789
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	3,165

		Total United States			$249,540

		TOTAL OPTIONS WRITTEN (Premiums received — $191,956)			$249,540

Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$1,000,000	6.000% due 3/1/41(a)	$1,086,719

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $1,077,812)	$1,086,719

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

MUNICIPAL BONDS – 97.1%
Alaska – 2.2%
$1,750,000	AA−	North Slope Boro Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$1,977,045

California – 8.4%
1,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,128,130
1,050,000	AA−	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,049,968
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, NPFG-Insured, 5.250% due 7/1/19	1,086,580
1,000,000	AAA	Metropolitan Water District of Southern California, Series C-1, 0.160% due 7/1/36(b)	1,000,000
1,000,000	Baa1(c)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	886,250
1,000,000	AA−	San Francisco, CA, City & County Public Utilities Commission, Sub-Series D, 5.000% due 11/1/19	1,133,560
1,230,000	Aa1(c)	Santa Monica-Malibu, California, Unified School District, Election of 2006 Project, Series A, FGIC & NPFG-Insured, 5.000% due 8/1/26	1,285,461

		Total California	7,569,949

Colorado – 4.1%
1,000,000	AA+	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,183,770
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,502,220

		Total Colorado	3,685,990

Connecticut – 2.4%
1,000,000	AAA	Connecticut State Health & Educational Facility Authority, Yale University Project, Series V-1, 0.180% due 7/1/36(b)	1,000,000
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,152,410

		Total Connecticut	2,152,410

District of Colombia – 1.2%
1,075,000	AA+	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, AGM-Insured, AMT, 5.375% due 10/1/18(d)	1,120,967

Florida – 5.0%
1,000,000	A	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NPFG-Insured, 5.375% due 8/1/18	1,037,620
1,000,000	AA−	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Projects, 5.000% due 10/1/21	1,080,390
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,069,230
1,075,000	BBB	Port St. Lucie, FL, Florida Stormwater Utility Revenue, NPFG-Insured, 5.000% due 5/1/23	1,089,222
195,000	AA−	Tampa, Florida Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/19(a)	211,441

		Total Florida	4,487,903

Georgia – 2.4%
2,000,000	AA+	Augusta, GA, Water & Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,184,600

Hawaii – 0.6%
535,000	AA+	Maui County, HI, GO, Series A, 5.500% due 3/1/15(a)	535,000

Illinois – 8.3%
		Chicago, IL:
1,000,000	AA−	Board of Education, GO, School Reform Board, Series A, FGIC & NPFG-Insured, 5.250% due 12/1/20	1,079,870
1,000,000	AA+	Housing Authority Capital Program Revenue, Refunding, AGM-Insured, 5.000% due 7/1/14	1,078,320
		Illinois Finance Authority Revenue:
1,095,000	A3(c)	DePaul University, Series A, 5.375%, due 10/1/19	1,197,557
2,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/01/34	1,804,140
1,025,000	AA+	Illinois State Toll Highway Authority, Series A-1, Prerefunded7/01/16 @ 100, FSA-Insured, 5.000% due 1/1/25(a)	1,196,001

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Illinois — 8.3% — (continued)

$1,000,000	AA−	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC & NPFG-Insured, 5.500% due 4/1/19	$1,115,060

		Total Illinois	7,470,948

Indiana – 1.1%
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(e)	1,003,750

Kansas – 1.3%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,155,450

Massachusetts – 4.1%
1,400,000	AA	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,624,434
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,058,320
1,000,000	A2(c)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,011,270

		Total Massachusetts	3,694,024

Michigan – 1.9%
1,750,000	AA+	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	1,740,655

Minnesota – 0.6%
548,987	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	585,182

Nevada – 1.7%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NPFG-Insured, 4.750% due 11/1/24	1,540,650

New Jersey – 9.6%
1,000,000	Aa3(c)	Egg Harbor Township School District, GO, AGM-Insured, 5.500% due 7/15/22	1,173,870
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,467,150
		New Jersey State:
1,340,000	Aa2(c)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,621,025
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,112,390
3,000,000	AA+	Turnpike Authority, Refunding, Series A, AGM-Insured, 5.250% due 1/1/27	3,234,900

		Total New Jersey	8,609,335

New Mexico – 1.3%
1,150,000	AA+	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NPFG- Insured, 5.000% due 6/1/29	1,184,074

New York – 5.2%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,411,981
1,000,000	AA	Series D, 5.000% due 11/1/27	1,017,320
		New York State:
1,000,000	AA−	New York State, Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23(b)	1,047,600
1,100,000	AA+	Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, AGM-Insured, 5.250% due 1/01/14	1,170,378

		Total New York	4,647,279

North Carolina – 2.2%
2,000,000	A−	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,010,160

Oregon – 4.0%
1,000,000	AA+	Oregon State Department of Administrative Services, COP, Series A, AGM-Insured, 5.000% due 5/1/24	1,023,670
1,000,000	AA−	Port of Portland Airport Revenue, Portland International Project, Sub-series Twenty C, AMT, 5.000% due 7/1/16(d)	1,082,900

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Oregon — 4.0% — (continued)

$1,330,000	Aa2(c)	Washington & Clackamas Counties School District No 23, GO, NPFG-Insured, 5.000% due 6/15/22	$1,497,394

		Total Oregon	3,603,964

Pennsylvania – 2.6%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,308,600

Tennessee – 1.0%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	889,140

Texas – 11.2%
2,000,000	AAA	Keller, Texas Independent School District, PSF-GTD−Insured, 4.750% due 8/15/32	2,008,780
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,019,640
		Texas State, Transportation Commission:
1,000,000	AAA	5.000%, due 4/1/27	1,048,500
2,575,000	AAA	5.250%, due 4/1/26	2,939,878
1,000,000	A+	University of North Texas, University Revenue, Financing System, Prerefunded 4/15/12 @ 100, FGIC & NPFG-Insured, 5.000% due 4/15/18(a)	1,051,310
1,000,000	AA+	Waxahachie, Texas, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,047,960

		Total Texas	10,116,068

Virginia – 1.9%
1,550,000	AA+	Virginia Commonwealth Transportation Board, Transportation District Revenue, Series A, 5.000% due 5/15/13	1,685,982

Washington – 8.3%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC- Insured, 5.000% due 11/1/24	1,564,485
2,000,000	AA+	King County, Washington School District No 210 Federal Way, FGIC, NPFG-Insured & School Bond Guarantee, 5.000% due 12/1/23	2,147,640
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,174,820
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,623,780

		Total Washington	7,510,725

Wisconsin – 4.5%
2,500,000	AA+	State of Wisconsin, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	2,871,200
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,208,291

		Total Wisconsin	4,079,491

		TOTAL MUNICIPAL BONDS (Cost — $86,465,343)	87,549,341

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $86,465,343)	87,549,341

SHORT-TERM INVESTMENTS — 1.9%
TIME DEPOSITS- 1.9%
379,718		Bank of America – Toronto, 0.030% due 3/1/11	379,718
1,317,269		HSBC Bank – Grand Cayman, 0.030% due 3/1/11	1,317,269

		TOTAL TIME DEPOSITS (Cost — $1,696,987)	1,696,987

		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,696,987)	1,696,987

		TOTAL INVESTMENTS – 99.0% (Cost — $88,162,330 #)	89,246,328

		Other Assets in Excess of Liabilities – 1.0%	875,042

		TOTAL NET ASSETS – 100.0%	$90,121,370

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2011.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
NPFG	—	National Public Finance Guarantee Corp.
XLCA	—	XL Capital Assurance Inc.

See pages 110 and 111 for definition of ratings.

Summary of Investments by Industry

Education	22.4%
General Obligation	21.4
Transportation	18.8
Health Care Providers & Services	10.0
Utilities	7.9
Development	4.8
Water and Sewer	3.7
Airport	2.5
Public Facilities	2.4
Power	2.3
Housing	1.9
Short-Term Investments	1.9

100.0%

As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.1%
CERTIFICATES OF DEPOSIT — 5.3%
$3,000,000	Bank of Montreal, 0.230% due 3/2/11	$3,000,000
3,000,000	Fortis Bank NY, 0.370% due 4/13/11	3,000,000
1,000,000	Royal Bank of Canada, 0.314% due 2/14/12(a)	1,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $7,000,000)	7,000,000

COMMERCIAL PAPER — 59.2%
3,000,000	Alpine Securitization Corp., 0.240% due 3/8/11(b)(c)	2,999,860
2,000,000	Amsterdam Funding Corp., 0.270% due 3/14/11(b)(c)	1,999,805
2,000,000	Antalis U.S. Funding Corp., 0.340% due 4/11/11(b)(c)	1,999,226
1,000,000	Archer Daniels Midland Co., 0.250% due 4/12/11(b)(c)	999,708
1,000,000	Argento Variable Funding LLC, 0.270% due 3/9/11(b)(c)	999,940
3,000,000	Atlantis One Funding Corp., 0.250% due 3/31/11(b)(c)	2,999,375
6,000,000	Autobahn Funding Co. LLC, 0.200% due 3/1/11(b)(c)	6,000,000
2,000,000	Bank of Nova Scotia, 0.270% due 4/1/11(b)	1,999,535
6,000,000	Barton Capital LLC, 0.170% due 3/1/11(b)(c)	5,999,999
2,000,000	BPCE SA, 0.290% due 3/10/11(b)(c)	1,999,855
2,000,000	Credit Agricole North America Inc., 0.250% due 3/23/11(b)	1,999,694
3,500,000	Crown Point Capital Co. LLC, 0.350% due 3/2/11(b)(c)	3,499,966
6,000,000	Gemini Security Corp. LLC, 0.190% due 3/1/11(b)(c)	5,999,999
2,500,000	General Electric Capital Corp., 0.260% due 7/25/11(b)	2,497,364
3,000,000	Hannover Funding Co. LLC, 0.380% due 3/24/11(b)(c)	2,999,272
1,700,000	ING (US) Funding LLC, 0.275% due 4/28/11(b)	1,699,247
1,500,000	John Deere Credit Ltd., 0.200% due 3/22/11(b)(c)	1,499,825
3,000,000	Jupiter Securitization Co. LLC, 0.260% due 5/2/11(b)(c)	2,998,657
3,500,000	Metlife Short Term Fund LLC, 0.270% due 4/12/11(b)(c)	3,498,898
2,000,000	Old Line Funding Corp., 0.255% due 3/25/11(b)(c)	1,999,660
2,000,000	RBS Holding USA Inc., 0.350% due 5/2/11(b)(c)	1,998,794
2,000,000	Royal Bank of Canada, 0.240% due 6/9/11(b)	1,998,667
6,000,000	Societe Generale North America Inc., 0.160% due 3/1/11(b)	6,000,000
3,000,000	Thames Asset Global Securization No. 1 Inc., 0.280% due 3/9/11(b)(c)	2,999,813
3,000,000	UBS Finance Delaware LLC, 0.310% due 4/5/11(b)	2,999,096
800,000	Walt Disney Co., 0.200% due 4/11/11(b)(c)	799,818
3,000,000	Westpac Securities NZ Ltd., 0.290% due 5/24/11(b)(c)	2,997,970
2,000,000	Windmill Funding Corp., 0.270% due 3/21/11(b)(c)	1,999,700

	TOTAL COMMERCIAL PAPER (Cost — $78,483,743)	78,483,743

TIME DEPOSITS — 2.9%
3,862,032	HSBC Bank – Grand Cayman, 0.030% due 3/1/11 (Cost — $3,862,032)	3,862,032

U.S. GOVERNMENT AGENCIES — 18.9%
	Federal Home Loan Bank (FHLB):
3,000,000	0.210% due 3/14/11	2,999,977
1,500,000	0.750% due 7/8/11	1,501,784
	Federal Home Loan Bank (FHLB), Discount Notes:
2,558,000	0.070% due 3/1/11(b)	2,558,000
5,000,000	0.154% due 3/18/11(b)	4,999,636
3,000,000	0.160% due 4/8/11(b)	2,999,493
3,000,000	0.170% due 4/13/11(b)	2,999,391
1,000,000	0.205% due 7/20/11(b)	999,197
1,000,000	0.200% due 10/17/11(b)	998,722
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
1,000,000	0.200% due 4/20/11(b)	999,722
1,000,000	0.200% due 8/23/11(b)	999,028
1,000,000	0.200% due 10/19/11(b)	998,711

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

U.S. GOVERNMENT AGENCIES — 18.9% — (continued)

$2,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.200% due 7/27/11(b)	$1,998,356

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $25,052,017)	25,052,017

U.S. GOVERNMENT OBLIGATIONS — 12.8%
16,000,000	U.S. Treasury Bill, 0.135% due 5/5/11(b)	15,995,797
1,000,000	U.S. Treasury Note, 0.875% due 2/29/12(b)	1,005,072

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $17,000,869)	17,000,869

	TOTAL SHORT-TERM INVESTMENTS (Cost — $131,398,661)	131,398,661

	TOTAL INVESTMENTS — 99.1% (Cost — $131,398,661#)	131,398,661

	Cash and Other Assets in Excess of Liabilities — 0.9%	1,192,331

	TOTAL NET ASSETS — 100.0%	$132,590,992

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2011.
(b)	Rate shown represents yield-to-maturity..
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Ratings
(unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa
— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A
— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Ratings
(unaudited) (continued)

Short-Term Security Ratings

SP-1
— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1
— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1
— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Statement of Assets and Liabilities
February 28, 2011 (unaudited)

	Large	Large	Small	Small		Emerging
	Capitalization	Capitalization	Capitalization	Capitalization	International	Markets	Core Fixed		International	Municipal	Money
	Growth	Value Equity	Growth	Value Equity	Equity	Equity	Income	High Yield	Fixed Income	Bond	Market
	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments

ASSETS:
Investments, at cost	$1,469,721,232	$1,186,165,640	$290,778,038	$199,699,066	$558,016,550	$682,949,308	$1,105,489,152	$196,360,002	$208,796,862	$88,162,330	$131,398,661
Foreign currency, at cost	—	—	—	—	312	4,643,498	—	—	—	—	—

Investments, at value *	$1,976,500,809	$1,448,465,235	$393,361,078	$288,785,112	$717,670,342	$919,382,123	$1,122,056,332	$211,973,064	$219,118,033	$89,246,328	$131,398,661	**
Foreign currency, at value	—	—	—	—	276	4,699,204	—	—	—	—	—
Cash	4,334	2,696	251	354	1,062	1,268	—	331	—	59	20
Receivable for manager waiver	—	—	—	—	—	—	—	—	—	—	3,317
Receivable for securities sold	19,663,417	6,669,434	1,884,884	823,119	4,954,263	1,327,598	73,584,279	317,299	1,401,228	—	—
Dividends and interest receivable	1,955,366	3,416,903	75,987	332,626	1,986,702	2,059,354	6,457,589	4,325,587	2,980,028	1,029,195	6,661
Receivable for Fund shares sold	3,567,381	2,308,107	627,830	452,242	742,570	2,859,541	2,332,609	495,853	536,169	355,884	1,774,200
Receivable for open forward foreign currency contracts (Notes 1 and 3)	—	—	—	—	8,774	122,856	207,079	—	182,098	—	—
Receivable from broker - variation margin on open futures contracts (Notes 1 and 3)	—	—	—	—	—	954,625	154,156	—	—	—	—
Unrealized appreciation on swaps (Notes 1 and 3)	—	—	—	—	—	—	1,132,825	—	918,600	—	—
Swap premiums paid (Notes 1 and 3)	—	—	—	—	—	—	576,825	—	765,697	—	—
Deposits with counterparty	—	—	—	—	—	—	—	—	48,000	—	—
Prepaid expenses	80,042	60,097	22,036	18,992	45,642	50,763	53,448	15,778	19,477	11,481	15,714

Total Assets	2,001,771,349	1,460,922,472	395,972,066	290,412,445	725,409,631	931,457,332	1,206,555,142	217,127,912	225,969,330	90,642,947	133,198,573

LIABILITIES:
Payable for securities on loan	36,087,647	64,007,250	52,772,111	15,840,439	11,537,760	26,369,704	1,121,738	6,697,994	—	—	—
Payable for Fund shares repurchased	4,259,889	3,036,410	636,237	457,828	1,981,218	2,176,622	1,749,336	343,400	424,088	458,054	560,983
Payable for securities purchased	17,313,192	8,691,192	—	472,955	3,818,948	2,106,392	144,474,896	698,232	2,611,604	—	—
Investment management fee payable	892,433	630,914	205,286	161,450	362,099	517,975	306,026	86,014	83,585	27,423	8,411
Transfer agent fees payable	25,606	29,331	15,859	11,968	15,876	13,369	19,175	5,069	6,684	1,575	2,771
Custody fee payable	65,683	69,288	18,437	19,264	69,150	88,525	90,263	24,438	34,675	7,846	1,676
Trustees’ fees payable	4,785	16,071	13,188	14,557	8,097	7,285	7,824	4,432	9,657	885	6,240
Interest payable for forward sale commitments (Note 1)	—	—	—	—	—	—	5,050	—	—	—	—
Due to custodian	—	—	—	—	—	—	541,445	—	21,479	—	—
Swap premiums received (Notes 1 and 3)	—	—	—	—	—	—	479,843	—	389,601	—	—
Forward sale commitments, at value (proceeds received $30,076,047 and $1,077,812, respectively)(Note 1)	—	—	—	—	—	—	30,249,799	—	1,086,719	—	—
Options written, at value (premiums received $335,185 and $191,956, respectively) (Notes 1 and 3)	—	—	—	—	—	—	406,087	—	249,540	—	—
Unrealized depreciation on swaps (Notes 1 and 3)	—	—	—	—	—	—	1,150,218	—	524,273	—	—
Payable for open forward foreign currency contracts (Notes 1 and 3)	—	—	—	—	166,858	74,891	838,437	—	1,039,870	—	—
Payable to broker - variation margin on open futures contracts (Notes 1 and 3)	—	—	—	—	—	—	—	—	11,965	—	—
Deposits from counterparty	—	—	—	—	—	—	1,110,000	—	1,070,000	—	—
Distributions payable	—	—	—	—	—	—	4,804	2,385	—	782	33
Accrued expenses	52,345	59,322	44,336	42,705	44,366	38,939	54,113	34,285	45,844	25,012	27,467

Total Liabilities	58,701,580	76,539,778	53,705,454	17,021,166	18,004,372	31,393,702	182,609,054	7,896,249	7,609,584	521,577	607,581

Total Net Assets	$1,943,069,769	$1,384,382,694	$342,266,612	$273,391,279	$707,405,259	$900,063,630	$1,023,946,088	$209,231,663	$218,359,746	$90,121,370	$132,590,992

NET ASSETS:
Par value (Note 4)	$124,058	$148,179	$16,797	$21,509	$64,356	$54,302	$122,144	$47,173	$28,557	$9,913	$132,596
Paid-in capital in excess of par value	1,719,482,626	1,697,413,228	440,684,269	209,232,017	919,894,932	756,172,262	1,015,397,292	244,055,537	233,185,644	90,380,322	132,458,095
Accumulated net investment loss	—	—	(408,850)	—	—	—	—	—	—	—	—
Undistributed (Dividend in excess of) net investment income	7,403,535	3,818,408	—	996,306	201,564	1,728,214	5,714,789	1,153,163	2,031,382	144,149	22
Accumulated net realized gain (loss) on investments, futures contracts, options written, forward sale commitments, swap contracts and foreign currency transactions	(290,720,853)	(579,296,716)	(200,608,644)	(25,944,599)	(372,315,098)	(94,610,477)	(12,226,517)	(51,637,272)	(26,624,956)	(1,497,012)	279
Net unrealized appreciation on investments, futures contracts, options written, forward sale commitments, swap contracts and foreign currency transactions	506,780,403	262,299,595	102,583,040	89,086,046	159,559,505	236,719,329	14,938,380	15,613,062	9,739,119	1,083,998	—

Total Net Assets	$1,943,069,769	$1,384,382,694	$342,266,612	$273,391,279	$707,405,259	$900,063,630	$1,023,946,088	$209,231,663	$218,359,746	$90,121,370	$132,590,992

Shares Outstanding	124,058,169	148,179,019	16,797,312	21,508,630	64,356,471	54,302,083	122,143,977	47,172,973	28,557,005	9,912,732	132,596,480

Net Asset Value	$15.66	$9.34	$20.38	$12.71	$10.99	$16.58	$8.38	$4.44	$7.65	$9.09	$1.00

*	Includes securities on loan for the following funds: Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, and High Yield Investments with a market value of $35,615,426, $63,062,707, $51,464,769, $15,633,315, $11,153,726, $25,602,679, $1,099,821 and $6,091,848, respectively.
**	Value represents amortized cost.

See Notes to Financial Statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010

	Large	Large	Small	Small		Emerging
	Capitalization	Capitalization	Capitalization	Capitalization	International	Markets	Core Fixed		International	Municipal	Money
	Growth	Value Equity	Growth	Value Equity	Equity	Equity	Income	High Yield	Fixed Income	Bond	Market
	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments

INVESTMENT INCOME:
Dividends	$13,324,022	$16,398,448	$578,432	$2,109,232	$5,824,923	$7,639,371	$—	$220,678	$—	$—	$—
Interest	7,042	5,054	1,568	1,280	53,187	17,160	18,904,495	9,128,263	3,980,800	1,703,546	141,333
Income from securities lending	41,107	79,327	501,709	41,505	154,543	95,368	3,613	36,145	—	—	—
Miscellaneous income	—	—	—	—	38	964	670	—	—	—	—
Less: Foreign taxes withheld	(52,081)	(98,948)	(3,019)	(4,000)	(584,989)	(625,941)	—	—	(26,306)	—	—

Total Investment Income	13,320,090	16,383,881	1,078,690	2,148,017	5,447,702	7,126,922	18,908,778	9,385,086	3,954,494	1,703,546	141,333

EXPENSES:
Investment management fee (Note 2)	5,275,090	3,702,581	1,261,613	950,805	2,935,988	4,033,511	1,965,847	692,185	531,624	174,830	49,233
Transfer agent fees (Note 2)	128,322	105,150	48,398	33,394	81,723	64,539	79,789	16,522	20,236	5,274	7,600
Custody fees	236,932	187,863	61,894	51,779	245,869	377,461	301,992	77,858	106,929	21,955	21,432
Trustees’ fees	115,652	98,615	32,121	32,454	65,229	68,382	78,782	16,397	21,042	5,554	16,424
Shareholder reports	39,220	38,773	45,727	46,939	42,478	34,163	25,537	16,908	29,113	4,509	47,162
Insurance	37,697	32,695	9,330	8,647	20,037	20,412	24,648	4,458	5,431	2,314	5,862
Audit and tax	19,836	19,836	19,383	19,382	22,206	22,191	34,499	22,416	33,735	15,531	15,782
Legal fees	12,875	12,509	12,876	12,876	12,877	12,876	12,875	12,876	12,871	13,739	12,872
Registration fees	9,882	9,965	10,211	10,214	9,845	10,059	10,938	8,997	8,839	8,543	11,126
Miscellaneous expenses	44,620	42,148	13,191	12,868	26,849	23,474	29,467	6,282	7,343	4,027	8,407

Total Investment Expenses	5,920,126	4,250,135	1,514,744	1,179,358	3,463,101	4,667,068	2,564,374	874,899	777,163	256,276	195,900
Less: Fee waivers and/or expense reimbursement (Note 2)	—	—	(27,204)	(27,740)	(67,320)	(635,662)	(21,161)	(154,095)	—	—	(56,135)

Net Expenses	5,920,126	4,250,135	1,487,540	1,151,618	3,395,781	4,031,406	2,543,213	720,804	777,163	256,276	139,765

Net Investment Income (Loss)	$7,399,964	$12,133,746	$(408,850)	$996,399	$2,051,921	$3,095,516	$16,365,565	$8,664,282	$3,177,331	$1,447,270	$1,568

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, FORWARD SALE COMMITMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	$90,678,557	$43,680,345	$30,748,318	$18,414,118	$79,670,212	$48,516,037	$2,865,233	$4,586,827	$1,587,177	$(162,046)	$1,333
Futures contracts	—	—	—	—	—	1,286,442	264,811	—	(291,098)	—	—
Options written	—	—	—	—	—	—	198,301	—	234,197	—	—
Forward sale commitments	—	—	—	—	—	—	93,055	—	(310)	—	—
Swap contracts	—	—	—	—	—	—	(2,097,510)	—	(873,380)	—	—
Foreign currency transactions	(127)	—	—	—	(1,628,198)	173,810	(1,802,160)	—	(9,924,513)	—	—

Net Realized Gain (Loss)	90,678,430	43,680,345	30,748,318	18,414,118	78,042,014	49,976,289	(478,270)	4,586,827	(9,267,927)	(162,046)	1,333

Change in Net Unrealized Appreciation (Depreciation) From:
Investments	388,012,772	234,658,277	70,292,149	48,532,968	99,057,905	56,402,461	(16,212,257)	9,637,841	1,996,074	(4,767,693)	—
Futures contracts	—	—	—	—	—	276,512	(176,887)	—	(715,495)	—	—
Options written	—	—	—	—	—	—	(43,656)	—	(110,979)	—	—
Forward sale commitments	—	—	—	—	—	—	(145,920)	—	(16,251)	—	—
Swap contracts	—	—	—	—	—	—	305,289	—	(728,381)	—	—
Foreign currency transactions	826	—	—	—	182,348	133,833	(356,033)	—	(1,260,741)	—	—

Change in Net Unrealized Appreciation (Depreciation)	388,013,598	234,658,277	70,292,149	48,532,968	99,240,253	56,812,806	(16,629,464)	9,637,841	(835,773)	(4,767,693)	—

Net Gain (Loss) on Investments, Futures Contracts, Options Written, Forward Sale Commitments, Swap Contracts and Foreign Currency Transactions	478,692,028	278,338,622	101,040,467	66,947,086	177,282,267	106,789,095	(17,107,734)	14,224,668	(10,103,700)	(4,929,739)	1,333

Total Net Assets Increase (Decrease) in Net Assets From Operations	$486,091,992	$290,472,368	$100,631,617	$67,943,485	$179,334,188	$109,884,611	$(742,169)	$22,888,950	$(6,926,369)	$(3,482,469)	$2,901

See Notes to Financial Statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010

	Large Capitalization		Large Capitalization		Small Capitalization		Small Capitalization		International Equity		Emerging Markets
	Growth Investments		Value Equity Investments		Growth Investments		Value Equity Investments		Investments		Equity Investments
	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

OPERATIONS:
Net investment income (loss)	$7,399,964	$3,168,019	$12,133,746	$32,457,049	$(408,850)	$(2,155,946)	$996,399	$3,205,531	$2,051,921	$11,508,562	$3,095,516	$12,178,255
Net realized gain (loss)	90,678,430	110,821,913	43,680,345	112,426,468	30,748,318	40,216,035	18,414,118	32,981,844	78,042,014	10,196,653	49,976,289	63,369,443
Change in net unrealized appreciation (depreciation)	388,013,598	(36,504,570)	234,658,277	(62,740,929)	70,292,149	17,436,278	48,532,968	13,694,592	99,240,253	12,284,582	56,812,806	42,398,630

Increase (Decrease) in Net Assets From Operations	486,091,992	77,485,362	290,472,368	82,142,588	100,631,617	55,496,367	67,943,485	49,881,967	179,334,188	33,989,797	109,884,611	117,946,328

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(3,133,697)	(6,276,001)	(28,058,283)	(38,084,538)	—	—	(2,997,673)	(3,465,653)	(13,556,896)	(19,201,507)	(12,702,280)	(7,613,890)
Net realized gains	—	—	—	—	—	—	—	—	—	—	—	—

Decrease in Net Assets From Distributions to Shareholders	(3,133,697)	(6,276,001)	(28,058,283)	(38,084,538)	—	—	(2,997,673)	(3,465,653)	(13,556,896)	(19,201,507)	(12,702,280)	(7,613,890)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	136,485,933	430,286,850	123,944,306	220,223,789	33,048,527	99,400,882	38,392,830	61,639,433	44,073,956	240,493,160	79,910,601	217,033,271
Reinvestment of distributions	3,133,697	6,128,319	28,058,283	37,269,208	—	—	2,997,673	3,400,935	13,556,896	18,761,314	12,702,280	7,514,362
Cost of shares repurchased	(174,926,645)	(322,238,324)	(132,356,059)	(472,507,533)	(53,516,572)	(263,510,453)	(36,080,265)	(281,995,949)	(311,092,983)	(203,474,501)	(98,565,263)	(197,465,305)

Increase (Decrease) in Net Assets From Fund Share Transactions	(35,307,015)	114,176,845	19,646,530	(215,014,536)	(20,468,045)	(164,109,571)	5,310,238	(216,955,581)	(253,462,131)	55,779,973	(5,952,382)	27,082,328

Increase (Decrease) in Net Assets	447,651,280	185,386,206	282,060,615	(170,956,486)	80,163,572	(108,613,204)	70,256,050	(170,539,267)	(87,684,839)	70,568,263	91,229,949	137,414,766
NET ASSETS:
Beginning of period	1,495,418,489	1,310,032,283	1,102,322,079	1,273,278,565	262,103,040	370,716,244	203,135,229	373,674,496	795,090,098	724,521,835	808,833,681	671,418,915

End of period*	$1,943,069,769	$1,495,418,489	$1,384,382,694	$1,102,322,079	$342,266,612	$262,103,040	$273,391,279	$203,135,229	$707,405,259	$795,090,098	$900,063,630	$808,833,681

* Includes undistributed net investment income of:	$7,403,535	$3,137,268	$3,818,408	$19,742,945	$—	$—	$996,306	$2,997,580	$201,564	$11,706,539	$1,728,214	$11,334,978

† Includes accumulated net investment loss of:	$—	$—	$—	$—	$(408,850)	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010

	Core Fixed Income		High Yield		International Fixed		Municipal Bond		Money Market
	Investments		Investments		Income Investments		Investments		Investments
	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

OPERATIONS:
Net investment income (loss)	$16,365,565	$35,872,986	$8,664,282	$16,532,985	$3,177,331	$5,052,547	$1,447,270	$2,961,149	$1,568	$26,447
Net realized gain (loss)	(478,270)	29,178,719	4,586,827	7,474,971	(9,267,927)	14,930,903	(162,046)	128,185	1,333	1,102,322
Change in net unrealized appreciation (depreciation)	(16,629,464)	49,366,286	9,637,841	8,768,056	(835,773)	6,519,474	(4,767,693)	5,011,634	—	—

Increase (Decrease) in Net Assets From Operations	(742,169)	114,417,991	22,888,950	32,776,012	(6,926,369)	26,502,924	(3,482,469)	8,100,968	2,901	1,128,769

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(16,791,217)	(36,787,155)	(9,380,616)	(16,773,824)	(12,802,845)	(9,544,625)	(1,447,000)	(2,961,019)	(1,571)	(26,422)
Net realized gains	(30,133,209)	(15,709,138)	—	—	—	—	—	—	(13,621)	(1,116,123)

Decrease in Net Assets From Distributions to Shareholders	(46,924,426)	(52,496,293)	(9,380,616)	(16,773,824)	(12,802,845)	(9,544,625)	(1,447,000)	(2,961,019)	(15,192)	(1,142,545)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	132,938,403	237,544,624	20,766,255	54,096,028	29,820,684	55,296,749	14,936,922	24,571,614	64,702,972	103,826,232
Reinvestment of distributions	46,916,660	51,157,133	9,378,100	16,376,783	12,802,845	9,250,395	1,446,217	2,803,234	15,158	955,717
Cost of shares repurchased	(108,994,676)	(221,789,623)	(24,277,730)	(49,524,669)	(24,792,475)	(58,331,002)	(12,966,734)	(25,048,413)	(57,349,540)	(271,445,454)

Increase (Decrease) in Net Assets From Fund Share Transactions	70,860,387	66,912,134	5,866,625	20,948,142	17,831,054	6,216,142	3,416,405	2,326,435	7,368,590	(166,663,505)

Increase (Decrease) in Net Assets	23,193,792	128,833,832	19,374,959	36,950,330	(1,898,160)	23,174,441	(1,513,064)	7,466,384	7,356,299	(166,677,281)
NET ASSETS:
Beginning of period	1,000,752,296	871,918,464	189,856,704	152,906,374	220,257,906	197,083,465	91,634,434	84,168,050	125,234,693	291,911,974

End of period*	$1,023,946,088	$1,000,752,296	$209,231,663	$189,856,704	$218,359,746	$220,257,906	$90,121,370	$91,634,434	$132,590,992	$125,234,693

* Includes undistributed net investment income of:	$5,714,789	$6,140,441	$1,153,163	$1,869,497	$2,031,382	$11,656,896	$144,149	$143,879	$22	$25

See Notes to Financial Statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Growth Investments

	2011(1)(2)		2010(2)	2009(2)	2008(2)	2007(2)	2006(2)

Net asset value, Beginning of Period	$11.80		$11.15	$14.66	$15.45	$12.88	$12.73

Income (Loss) from Operations:
Net investment income (loss)	0.06		0.03	0.04	0.03	0.03	(0.01)
Net realized and unrealized gain (loss)	3.83		0.68	(3.35)	(0.55)	2.54	0.16

Total Income (Loss) from Operations	3.89		0.71	(3.31)	(0.52)	2.57	0.15

Less Distributions From:
Net investment income	(0.03)		(0.06)	(0.03)	(0.03)	—	—
Net realized gain	—		—	(0.17)	(0.24)	—	—

Total Distributions	(0.03)		(0.06)	(0.20)	(0.27)	—	—

Net Asset Value, End of Period	$15.66		$11.80	$11.15	$14.66	$15.45	$12.88

Total Return(3)	32.94%		6.30%	(22.25)%	(3.52)%	19.95%	1.18%
Net Assets, End of Period (millions)	$1,943		$1,495	$1,310	$2,214	$2,464	$1,807
Ratio of Average to Net Assets:
Gross expenses	0.67	%(4)	0.70%	0.71%	0.69%	0.70%	0.78%
Net expenses	0.67	(4)	0.70 (5)	0.71 (5)	0.69 (5)	0.70	0.77 (5)
Net investment income (loss)	0.84	(4)	0.22	0.44	0.18	0.18	(0.06)
Portfolio Turnover Rate	37%		92%	113%	79%	112%	63%

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments

	2011(1)(2)		2010(2)	2009(2)	2008(2)	2007(2)	2006

Net asset value, Beginning of Period	$7.54		$7.34	$9.88	$12.87	$12.25	$11.50

Income (Loss) from Operations:
Net investment income (loss)	0.08		0.19	0.22	0.23	0.21	0.21
Net realized and unrealized gain (loss)	1.92		0.23	(2.55)	(1.92)	1.43	1.21

Total Income (Loss) from Operations	2.00		0.42	(2.33)	(1.69)	1.64	1.42

Less Distributions From:
Net investment income	(0.20)		(0.22)	(0.21)	(0.23)	(0.19)	(0.19)
Net realized gain	—		—	—	(1.07)	(0.83)	(0.48)

Total Distributions	(0.20)		(0.22)	(0.21)	(1.30)	(1.02)	(0.67)

Net Asset Value, End of Period	$9.34		$7.54	$7.34	$9.88	$12.87	$12.25

Total Return(3)	26.78%		5.67%	(23.14)%	(14.23)%	13.58%	12.82%
Net Assets, End of Period (millions)	$1,384		$1,102	$1,273	$1,972	$1,816	$1,546
Ratios to Average Net Assets:
Gross expenses	0.69	%(4)	0.69%	0.72%	0.69%	0.70%	0.77%
Net expenses	0.69	(4)	0.69 (5)	0.71 (5)	0.67 (5)	0.69 (5)	0.76 (5)
Net investment income	1.97	(4)	2.43	3.30	2.12	1.67	1.73
Portfolio Turnover Rate	17%		104%	97%	55%	46%	58%

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Growth Investments

	2011(1)(2)		2010(2)	2009(2)	2008(2)	2007(2)	2006(2)

Net asset value, Beginning of Period	$14.62		$12.99	$17.32	$18.28	$15.83	$14.89

Income (Loss) from Operations:
Net investment loss	(0.02)		(0.09)	(0.07)	(0.09)	(0.10)	(0.01)
Net realized and unrealized gain (loss)	5.78		1.72	(4.26)	(0.87)	2.55	0.95

Total Income (Loss) from Operations	5.76		1.63	(4.33)	(0.96)	2.45	0.94

Net Asset Value, End of Period	$20.38		$14.62	$12.99	$17.32	$18.28	$15.83

Total Return(3)	39.40%		12.55%	(25.00)%	(5.25)%	15.48%	6.31%
Net Assets, End of Period (millions)	$342		$262	$371	$458	$402	$369
Ratios to Average to Net Assets:
Gross expenses	0.96	%(4)	0.99%	1.08%	1.00%	0.99%	1.12%
Net expenses	0.94	(4)(5)	0.98 (5)	1.07 (5)	0.99 (5)	0.99 (5)	1.08 (5)
Net investment income (loss)	(0.26	)(4)	(0.56)	(0.59)	(0.51)	(0.58)	(0.08)
Portfolio Turnover Rate	35%		84%	73%	66%	69%	59%

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Value Equity Investments

	2011(1)(2)		2010(2)	2009(2)	2008(2)	2007(2)	2006

Net asset value, Beginning of Period	$9.57		$8.67	$10.65	$13.51	$14.19	$16.95

Income (Loss) from Operations:
Net investment income	0.05		0.08	0.11	0.12	0.15	0.09
Net realized and unrealized gain (loss)	3.24		0.90	(1.63)	(0.89)	1.46	1.52

Total Income (Loss) from Operations	3.29		0.98	(1.52)	(0.77)	1.61	1.61

Less Distributions From:
Net investment income	(0.15)		(0.08)	(0.07)	(0.10)	(0.11)	(0.09)
Net realized gains	—		—	(0.39)	(1.99)	(2.18)	(4.28)

Total Distributions	(0.15)		(0.08)	(0.46)	(2.09)	(2.29)	(4.37)

Net Asset Value, End of Period	$12.71		$9.57	$8.67	$10.65	$13.51	$14.19

Total Return(3)	34.49%		11.35%	(12.73)%	(5.36)%	11.94%	11.73%
Net Assets, End of Period (millions)	$273		$203	$374	$379	$352	$344
Ratios to Average Net Assets:
Gross expenses	0.99	%(4)	0.98%	1.09%	1.01%	1.01%	1.12%
Net expenses	0.97	(4)(5)	0.97 (5)	1.08 (5)	0.99 (5)	1.01	1.09 (5)
Net investment income	0.84	(4)	0.86	1.54	1.07	1.06	0.64
Portfolio Turnover Rate	19%		25%	53%	39%	40%	31%

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments

	2011(1)(2)		2010(2)	2009(2)	2008(2)	2007(2)	2006(2)

Net asset value, Beginning of Period	$9.02		$8.97	$11.90	$15.57	$13.55	$11.12

Income (Loss) from Operations:
Net investment income	0.03		0.14	0.15	0.30	0.23	0.22
Net realized and unrealized gain (loss)	2.10		0.15	(2.32)	(2.61)	2.08	2.38

Total Income (Loss) from Operations	2.13		0.29	(2.17)	(2.31)	2.31	2.60

Less Distributions From:
Net investment income	(0.16)		(0.24)	(0.30)	(0.21)	(0.29)	(0.17)
Net realized gain	—		—	(0.46)	(1.15)	—	—

Total Distributions	(0.16)		(0.24)	(0.76)	(1.36)	(0.29)	(0.17)

Net Asset Value, End of Period	$10.99		$9.02	$8.97	$11.90	$15.57	$13.55

Total Return(3)	23.70%		3.12%	(15.48)%	(16.23)%	17.21%	23.55%
Net Assets, End of Period (millions)	$707		$795	$725	$1,407	$1,655	$1,309
Ratios to Average Net Assets:
Gross expenses	0.83	%(4)	0.85%	0.91%	0.83%	0.82%	0.84%
Net expenses	0.81	(4)(5)	0.84 (5)	0.90 (5)	0.77 (5)	0.75 (5)	0.83 (5)
Net investment income	0.49	(4)	1.52	1.98	2.16	1.57	1.76
Portfolio Turnover Rate	41%		73%	72%	124%	44%	50%

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Investments

	2011(1)(2)		2010(2)	2009(2)	2008(2)	2007(2)	2006(2)

Net asset value, Beginning of Period	$14.79		$12.80	$15.36	$19.19	$13.59	$10.55

Income (Loss) from Operations:
Net investment income	0.06		0.23	0.19	0.23	0.21	0.15
Net realized and unrealized gain (loss)	1.97		1.90	(2.39)	(2.24)	5.52	3.01

Total Income (Loss) from Operations	2.03		2.13	(2.20)	(2.01)	5.73	3.16

Less Distributions From:
Net investment income	(0.24)		(0.14)	(0.08)	(0.35)	(0.13)	(0.12)
Net realized gain	—		—	(0.28)	(1.47)	—	—

Total Distributions	(0.24)		(0.14)	(0.36)	(1.82)	(0.13)	(0.12)

Net Asset Value, End of Period	$16.58		$14.79	$12.80	$15.36	$19.19	$13.59

Total Return(3)	13.67%		16.69%	(12.86)%	(12.37)%	42.41%	30.10%
Net Assets, End of Period (millions)	$900		$809	$671	$634	$530	$287
Ratio of Average to Net Assets:
Gross expenses	1.04	%(4)	1.08%	1.12%	1.08%	1.15%	1.32%
Net expenses	0.90	(4)(5)	0.94 (5)	0.98 (5)	0.93 (5)	1.04 (5)	1.28 (5)
Net investment income	0.69	(4)	1.57	1.87	1.24	1.31	1.15
Portfolio Turnover Rate	19%		53%	133%	74%	66%	70%

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Investments

	2011(1)(2)		2010(2)		2009(2)		2008(2)		2007(2)		2006

Net asset value, Beginning of Period	$8.81		$8.25		$8.05		$8.07		$8.09		$8.35

Income (Loss) from Operations:
Net investment income	0.14		0.32		0.39		0.38		0.38		0.37
Net realized and unrealized gain (loss)	(0.16)		0.71		0.36		0.01		—		(0.25)

Total Income from Operations	(0.02)		1.03		0.75		0.39		0.38		0.12

Less Distributions From:
Net investment income	(0.14)		(0.33)		(0.40)		(0.41)		(0.40)		(0.38)
Net realized gain	(0.27)		(0.14)		(0.15)		—		—		—

Total Distributions	(0.41)		(0.47)		(0.55)		(0.41)		(0.40)		(0.38)

Net Asset Value, End of Period	$8.38		$8.81		$8.25		$8.05		$8.07		$8.09

Total Return(3)	(0.17)%		12.93%		9.96%		4.78%		4.82%		1.51%
Net Assets, End of Period (millions)	$1,024		$1,001		$872		$953		$861		$760
Ratios to Average Net Assets:
Gross expenses	0.52	%(4)	0.53	%(5)	0.54	%(5)	0.52	%(5)	0.54	%(5)	0.63%
Net expenses	0.52	(4)(6)	0.53	(5)(6)	0.53	(5)(6)	0.52	(5)(6)	0.54	(5)(6)	0.61	(5)
Net investment income	3.33	(4)	3.79		4.98		4.56		4.68		4.50
Portfolio Turnover Rate	218%		257%		374%		346	%(7)	400	%(7)	443	%(7)

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments which represents less than 0.01%, 0.01%, 0.01%, 0.01% and 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Amount has been increased from prior years’ presentation to reflect all mortgage dollar roll activity without which the turnover would be lower.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Investments

	2011(1)(2)		2010(2)	2009(2)	2008(2)	2007(2)	2006

Net asset value, Beginning of Period	$4.14		$3.77	$4.13	$4.58	$4.62	$4.78

Income (Loss) from Operations:
Net investment income	0.19		0.37	0.37	0.39	0.38	0.39
Net realized and unrealized gain (loss)	0.31		0.38	(0.35)	(0.46)	(0.03)	(0.22)

Total Income (Loss) from Operations	0.50		0.75	0.02	(0.07)	0.35	0.17

Less Distributions From:
Net investment income	(0.20)		(0.38)	(0.38)	(0.38)	(0.39)	(0.33)

Total Distributions	(0.20)		(0.38)	(0.38)	(0.38)	(0.39)	(0.33)

Net Asset Value, End of Period	$4.44		$4.14	$3.77	$4.13	$4.58	$4.62

Total Return(3)	12.41%		20.41%	2.48%	(1.69)%	7.56%	3.80%
Net Assets, End of Period (millions)	$209		$190	$153	$130	$86	$110
Ratios to Average Net Assets:
Gross expenses	0.88	%(4)	0.95%	0.97%	0.90%	1.00%	0.90%
Net expenses	0.73	(4)(5)	0.79 (5)	0.81 (5)	0.74 (5)	0.85 (5)	0.86 (5)
Net investment income (loss)	8.76	(4)	9.06	11.24	8.78	7.92	6.78
Portfolio Turnover Rate	36%		74%	68%	73%	119%	108%

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments

	2011(1)(2)		2010(2)	2009(2)		2008(2)		2007(2)		2006(2)

Net asset value, Beginning of Period	$8.41		$7.77	$7.86		$7.67		$7.78		$8.23

Income (Loss) from Operations:
Net investment income	0.12		0.19	0.30		0.32		0.23		0.25
Net realized and unrealized gain (loss)	(0.38)		0.83	0.31		0.05		(0.05)		(0.39)

Total Income from Operations	(0.26)		1.02	0.61		0.37		0.18		(0.14)

Less Distributions From:
Net investment income	(0.50)		(0.38)	(0.70)		(0.18)		(0.29)		(0.09)
Net realized gain	—		—	—		—		—		(0.06)
Return of capital	—		—	—		—		—		(0.16)

Total Distributions	(0.50)		(0.38)	(0.70)		(0.18)		(0.29)		(0.31)

Net Asset Value, End of Period	$7.65		$8.41	$7.77		$7.86		$7.67		$7.78

Total Return(3)	(3.10)%		13.55%	8.54%		4.90%		2.33%		(1.70)%
Net Assets, End of Period (millions)	$218		$220	$197		$286		$189		$195
Ratios to Average Net Assets:
Gross expenses	0.73	%(4)	0.79%	0.79	%(5)	0.70	%(5)	0.78	%(5)	0.84%
Net expenses	0.73	(4)	0.79	0.79	(5)	0.70	(5)	0.78	(5)(6)	0.82 (6)
Net investment income (loss)	2.99	(4)	2.44	4.00		4.12		3.00		3.25
Portfolio Turnover Rate	93%		93%	263%		263%		433%		416%

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments which represents less than 0.01%, 0.01% and 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Investments

	2011(1)(2)		2010(2)	2009(2)	2008(2)	2007(2)	2006

Net asset value, Beginning of Period	$9.63		$9.09	$8.92	$8.94	$9.13	$9.26

Income (Loss) from Operations:
Net investment income	0.15		0.31	0.34	0.33	0.35	0.32
Net realized and unrealized gain (loss)	(0.54)		0.54	0.17	(0.02)	(0.19)	(0.12)

Total Income (Loss) from Operations	(0.39)		0.85	0.51	0.31	0.16	0.20

Less Distributions From:
Net investment income	(0.15)		(0.31)	(0.34)	(0.33)	(0.35)	(0.33)

Total Distributions	(0.15)		(0.31)	(0.34)	(0.33)	(0.35)	(0.33)

Net Asset Value, End of Period	$9.09		$9.63	$9.09	$8.92	$8.94	$9.13

Total Return(3)	(4.05)%		9.59%	5.98%	3.48%	1.77%	2.26%
Net Assets, End of Period (millions)	$90		$92	$84	$101	$70	$66
Ratios to Average Net Assets:
Gross expenses	0.59	%(4)	0.62%	0.56%	0.56%	0.59%	0.73%
Net expenses	0.59	(4)	0.62	0.56	0.56	0.59 (5)	0.72 (5)
Net investment income (loss)	3.31	(4)	3.39	3.86	3.66	3.84	3.70
Portfolio Turnover Rate	8%		2%	25%	26%	14%	26%

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Money Market Investments

	2011(1)(2)		2010(2)	2009(2)		2008(2)	2007(2)	2006(2)

Net asset value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income (Loss) from Operations:
Net investment income	0.00	(3)	0.00 (3)	0.00	(3)	0.03	0.05	0.04
Net realized and unrealized gain (loss)	0.00	(3)	0.01	—		—	—	—

Total Income from Operations	0.00		0.01	0.00		0.03	0.05	0.04

Less Distributions From:
Net investment income	0.00	(3)	0.00 (3)	0.00	(3)	(0.03)	(0.05)	(0.04)
Net realized gains	0.00	(3)	(0.01)	—		—	—	—

Total Distributions	0.00		(0.01)	0.00		(0.03)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(4)	0.01%		0.85%	0.49%		3.10%	4.86%	4.03%
Net Assets, End of Period (millions)	$133		$125	$292		$144	$118	$129
Ratios to Average Net Assets:
Gross expenses	0.32	%(5)	0.34%	0.51%		0.44%	0.48%	0.72%
Net expenses(6)	0.23	(5)	0.27	0.47		0.42	0.47	0.47 (7)
Net investment income	0.00	(3)(5)	0.01	0.46		3.11	4.75	4.01

(1)	For the six months ended February 28, 2011 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund did not exceed 0.60%.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments will be valued at amortized cost. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange.

Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers will be valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.

Portfolio securities traded in the over the counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations will be determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less will be valued at cost. Term repurchase agreements maturing in more than seven days will be valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by the Manager.

When market quotations are not readily available or are determined to be unreliable by the Trust’s Valuation Committee, the Funds will price such securities pursuant to fair value procedures adopted by the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV. The Board has authorized the use of an independent

Notes to Financial Statements
(continued)

pricing service to fair value foreign securities in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Trust’s Valuation Committee.

The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820 — Fair Value Measurement and Disclosures (“ASC 820”), effective September 1, 2008. ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. ASC 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds (observable inputs) and (2) the funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities.

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

There were no significant transfers into and out of Levels 1 and 2 during the six-month period ended February 28, 2011.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2011	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$344,784,137	$344,784,137	$—	$—
Consumer Staples	39,689,920	39,689,920	—	—
Energy	215,530,171	215,530,171	—	—
Financials	116,031,248	116,031,248	—	—
Health Care	203,932,667	203,932,667	—	—
Industrials	256,704,774	256,704,774	—	—
Information Technology	617,125,917	617,125,917	—	—
Materials	47,679,276	47,679,276	—	—
Telecommunication Services	37,652,859	37,652,859	—	—
Short-term:
Money Market Fund	36,087,647	36,087,647	—	—
Time Deposits	59,902,196	—	59,902,196	—
U.S. Government Agency	1,379,997	—	1,379,997	—

Total - Investments, at value	$1,976,500,809	$1,915,218,616	$61,282,193	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2011	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$75,248,619	$75,248,619	$—	$—
Consumer Staples	139,753,401	139,753,401	—	—
Energy	212,703,711	212,703,711	—	—
Financials	205,133,899	205,133,899	—	—
Health Care	179,788,965	179,788,965	—	—
Industrials	150,483,123	150,483,123	—	—
Information Technology	186,159,479	186,159,479	—	—
Materials	48,066,777	48,066,777	—	—
Telecommunication Services	70,447,819	70,447,819	—	—
Utilities	55,426,741	55,426,741	—	—
Warrants:
Financials	6,464,000	6,464,000	—	—
Short-term:
Money Market Fund	64,007,250	64,007,250	—	—
Time Deposits	54,781,451	—	54,781,451	—

Total - Investments, at value	$1,448,465,235	$1,393,683,784	$54,781,451	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$59,729,097	$59,729,097	$—	$—
Consumer Staples	3,765,952	3,765,952	—	—
Energy	31,210,109	31,210,109	—	—
Financials	10,969,724	10,969,724	—	—
Health Care	57,180,889	57,180,889	—	—
Industrials	52,606,660	52,606,660	—	—
Information Technology	107,458,348	107,458,348	—	—
Materials	8,292,792	8,292,792	—	—
Short-term:
Money Market Fund	52,772,111	52,772,111	—	—
Time Deposits	9,375,396	—	9,375,396	—

Total - Investments, at value	$393,361,078	$383,985,682	$9,375,396	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2011	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$37,817,634	$37,817,634	$—	$—
Consumer Staples	13,132,356	13,132,356	—	—
Energy	19,742,414	19,742,414	—	—
Financials	46,702,444	46,702,444	—	—
Health Care	10,799,250	10,799,250	—	—
Industrials	53,617,151	53,617,151	—	—
Information Technology	21,516,291	21,516,291	—	—
Materials	40,498,757	40,498,757	—	—
Telecommunication Services	537,471	537,471	—	—
Utilities	13,339,758	13,339,758	—	—
Short-term:
Commercial Paper	1,249,994	—	1,249,994	—
Money Market Fund	15,840,439	15,840,439	—	—
Time Deposits	13,991,153	—	13,991,153	—

Total - Investments, at value	$288,785,112	$273,543,965	$15,241,147	$—

International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$114,647,993	$114,647,993	$—	$—
Japan	92,535,440	92,535,440	—	—
France	62,767,431	62,767,431	—	—
Germany	58,744,811	58,744,811	—	—
Switzerland	54,808,194	54,808,194	—	—
Netherlands	31,732,519	31,732,519	—	—
Brazil	28,090,406	28,090,406	—	—
Canada	27,409,781	27,409,781	—	—
Hong Kong	25,564,869	25,564,869	—	—
Other Countries	161,161,179	161,125,541	—	35,638
Preferred Stocks:
Germany	4,659,465	4,659,465	—	—
Italy	45,112	45,112	—	—
Warrants:
Luxembourg	2,162,806	2,162,806	—	—
Short-term:
Money Market Fund	11,537,760	11,537,760	—	—
Time Deposits	41,802,576	—	41,802,576	—

Total - Investments, at value	$717,670,342	$675,832,128	$41,802,576	$35,638

Other Financial Instruments
Forward Foreign Currency Contracts	$(158,084)	$—	$(158,084)	$—

Total - Other Financial Instruments	$(158,084)	$—	$(158,084)	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2011	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$141,745,100	$141,745,100	$—	$—
South Korea	110,588,912	110,588,912	—	—
China	85,203,854	85,203,854	—	—
Russia	78,621,168	78,620,098	—	1,070
South Africa	68,990,557	68,990,557	—	—
Mexico	47,913,520	47,913,520	—	—
Taiwan	46,822,295	46,822,295	—	—
Hong Kong	35,945,660	35,945,660	—	—
Turkey	35,438,947	35,438,947	—	—
Other Countries	136,842,015	125,528,646	—	11,313,369
Preferred Stocks:
Brazil	27,702,091	27,702,091	—	—
South Korea	1,191,435	1,191,435	—	—
Russia	515,322	515,322	—	—
Exchange-Traded Securities (ETFs):
United States	13,250,744	13,250,744	—	—
Short-term:
Money Market Fund	26,369,704	26,369,704	—	—
Time Deposits	62,240,799	—	62,240,799	—

Total - Investments, at value	$919,382,123	$845,826,885	$62,240,799	$11,314,439

Other Financial Instruments
Forward Foreign Currency Contracts	$47,965	$—	$47,965	$—
Futures Contracts	157,512	157,512	—	—

Total - Other Financial Instruments	$205,477	$157,512	$47,965	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2011	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$313,921,204	$—	$313,921,204	$—
Asset-Backed Securities	10,110,855	—	8,756,195	1,354,660
Collateralized Mortgage Obligations	168,155,963	—	168,155,963	—
Corporate Bonds & Notes	238,904,069	—	238,904,069	—
Diversified Financial Services	5	—	—	5
Municipal Bonds	20,304,161	—	19,358,702	945,459
Sovereign Bonds	22,606,676	—	22,606,676	—
U.S. Government & Agency Obligations	177,673,363	—	177,673,363	—
Common Stocks:
Energy	5,394	5,394	—	—
Convertible Preferred Stocks:
Consumer Discretionary	178,207	178,207	—	—
Warrants:
Energy	1,912	1,912	—	—
Short-term:
Commercial Paper	3,649,123	—	3,649,123	—
Corporate Note	5,056	—	5,056	—
Money Market Fund	1,121,738	1,121,738	—	—
Repurchase Agreements	70,600,000	—	70,600,000	—
Sovereign Bonds	1,050,682	—	1,050,682	—
Time Deposits	41,843,136	—	41,843,136	—
U.S. Government Agencies	8,423,119	—	8,423,119	—
U.S. Government Obligations	43,501,659	—	43,501,659	—

Total - Investments, at value	$1,122,056,322	$1,307,251	$1,118,448,947	$2,300,124

Other Financial Instruments
Credit Default Swaps	$(46,298)	$—	$(46,298)	$—
Forward Foreign Currency Contracts	(631,358)	—	(631,358)	—
Forward Sale Commitments	(30,249,799)	—	(30,249,799)	—
Futures Contracts	105,684	105,684	—	—
Interest Rate Swaps	28,905	—	28,905	—
Options Written	(406,087)	(40,087)	(366,000)	—

Total - Other Financial Instruments	$(31,198,953)	$65,597	$(31,264,550)	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2011	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$184,806,522	$—	$184,806,522	$—
Hotels, Restaurants & Leisure	14	—	—	14
Diversified Financial Services	393,946	—	—	393,946
Real Estate Investment Trusts (REITs)	1,206,479	—	—	1,206,479
Collateralized Mortgage Obligations	12,307	—	—	12,307
Senior Loans	81,031	—	81,031	—
Common Stocks:
Consumer Discretionary	752,504	752,504	—	—
Energy	39,046	39,046	—	—
Financials
Real Estate Investment Trusts (REITs)	9,721	—	—	9,721
Industrials	46,595	46,595	—	—
Information Technology	158	—	158	—
Materials	63,808	63,808	—	—
Preferred Stocks:
Financials	1,914,689	1,914,689	—	—
Information Technology	36	—	36	—
Convertible Preferred Stocks:
Consumer Discretionary	1,219,285	513,585	705,700	—
Financials	1,865,814	1,865,814	—	—
Warrants:
Consumer Discretionary	4,155	4,155	—	—
Hotels, Restaurants & Leisure	1	—	—	1
Energy	13,824	13,824	—	—
Industrials	7,219	7,219	—	—
Transportation Infrastructure	16,920	—	—	16,920
Short-term:
Money Market Fund	6,697,994	6,697,994	—	—
Time Deposits	12,820,996	—	12,820,996	—

Total - Investments, at value	$211,973,064	$11,919,233	$198,414,443	$1,639,388

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2011	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$29,462,034	$—	$29,462,034	$—
France	15,781,769	—	15,781,769	—
Japan	13,843,761	—	13,843,761	—
Italy	11,826,415	—	11,826,415	—
Canada	10,780,457	—	10,780,457	—
Belgium	6,280,459	—	6,280,459	—
Netherlands	5,049,188	—	5,049,188	—
Norway	2,353,988	—	2,353,988	—
Qatar	2,164,500	—	2,164,500	—
Other Countries	4,712,512	—	4,712,512	—
Asset-Backed Securities	973,832	—	973,832	—
Collateralized Mortgage Obligations	15,581,168	—	15,581,168	—
Corporate Bonds & Notes
United States	30,397,991	—	30,397,991	—
Australia	7,487,557	—	7,487,557	—
France	6,757,347	—	6,757,347	—
United Kingdom	6,747,679	—	6,747,679	—
Netherlands	5,442,391	—	5,442,391	—
Canada	3,218,777	—	3,218,777	—
Norway	2,298,886	—	2,298,886	—
Luxembourg	1,998,579	—	1,998,579	—
Ireland	1,530,933	—	1,530,933	—
Other Countries	10,789,309	—	10,789,309	—
Mortgage-Backed Securities	4,862,588	—	4,862,588	—
Municipal Bonds	2,356,667	—	2,356,667	—
U.S. Government & Agency Obligations	1,036,182	—	1,036,182	—
Short-term:
Certificate of Deposit	899,579	—	899,579	—
Corporate Note	293,700	—	293,700	—
Repurchase Agreements	1,200,000	—	1,200,000	—
Time Deposits	9,241,616	—	9,241,616	—
U.S. Government Obligations	3,748,169	—	3,748,169	—

Total - Investments, at value	$219,118,033	$—	$219,118,033	$—

Other Financial Instruments
Credit Default Swaps	$353,055	$—	$353,055	$—
Forward Foreign Currency Contracts	(857,772)	—	(857,772)	—
Forward Sale Commitments	(1,086,719)	—	(1,086,719)	—
Futures Contracts	(56,427)	(56,427)	—	—
Interest Rate Swaps	41,272	—	41,272	—
Options Written	(249,540)	(12,600)	(236,940)	—

Total - Other Financial Instruments	$(1,856,131)	$(69,027)	$(1,787,104)	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2011	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Municipal Bond Investments
Investments, at value
Municipal Bonds	$87,549,341	$—	$87,549,341	$—
Short-term:
Time Deposits	1,696,987	—	1,696,987	—

Total - Investments, at value	$89,246,328	$—	$89,246,328	$—

Money Market Investments
Investments, at value
Short-term:
Certificates of Deposit	$7,000,000	$—	$7,000,000	$—
Commercial Paper	78,483,743	—	78,483,743	—
Time Deposits	3,862,032	—	3,862,032	—
U.S. Government Agencies	25,052,017	—	25,052,017	—
U.S. Government Obligations	17,000,869	—	17,000,869	—

Total - Investments, at value	$131,398,661	$—	$131,398,661	$—

For further information regarding security characteristics, see the Schedule of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2010, through February 28, 2011:

		Asset-	Collateralized		Corporate
		Backed	Mortgage	Common	Bonds &		Municipal	Preferred
	Total	Securities	Obligations	Stocks	Notes	Warrants	Bonds	Stocks

International Equity Investments
Balance as of August 31, 2010	$85	$—	$—	$85	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	5	—	—	5	—	—	—	—
Transfers into Level 3	35,638	—	—	35,638	—	—	—	—
Transfers out of Level 3	(90)	—	—	(90)	—	—	—	—

Balance as of February 28, 2011	$35,638	$—	$—	$35,638	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2011	$5	$—	$—	$5	$—	$—	$—	$—

Emerging Markets Equity Investments
Balance as of August 31, 2010	$—	$—	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	(2,579)	—	—	(2,579)	—	—	—	—
Purchases	16,067	—	—	16,067	—	—	—	—
Transfers into Level 3	11,300,951	—	—	11,300,951	—	—	—	—

Balance as of February 28, 2011	$11,314,439	$—	$—	$11,314,439	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2011	$(2,579)	$—	$—	$(2,579)	$—	$—	$—	$—

Notes to Financial Statements
(continued)

		Asset-	Collateralized		Corporate
		Backed	Mortgage	Common	Bonds &		Municipal	Preferred
	Total	Securities	Obligations	Stocks	Notes	Warrants	Bonds	Stocks

Core Fixed Income Investments
Balance as of August 31, 2010	$52,451	$—	$52,451	$—	$—	$—	$—	$—
Accrued discounts/premiums	701	—	—	—	—	—	701	—
Change in unrealized appreciation (depreciation)	(45,885)	—	(52,451)	—	7	—	6,559	—
Purchases	702,063	—	—	—	—	—	702,063	—
Transfers into Level 3	1,590,801	1,354,660	—	—	5	—	236,136	—
Transfers out of Level 3	(7)	—	—	—	(7)	—	—	—

Balance as of February 28, 2011	$2,300,124	$1,354,660	$—	$—	$5	$—	$945,459	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2011	$6,564	$—	$—	$—	$5	$—	$6,559	$—

High Yield Investments
Balance as of August 31, 2010	$9,930	$—	$—	$9,879	$14	$1	$—	$36
Accrued discounts/premiums	6,381	—	—	—	6,381	—	—	—
Change in unrealized appreciation (depreciation)	345,251	—	—	—	337,731	7,520	—	—
Purchases	1,265,760	—	—	—	1,256,360	9,400	—	—
Transfers into Level 3	12,307	—	12,307	—	—	—	—	—
Transfers out of Level 3	(241)	—	—	(158)	(47)	—	—	(36)

Balance as of February 28, 2011	$1,639,388	$—	$12,307	$9,721	$1,600,439	$16,921	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2011	$345,204	$—	$—	$—	$337,684	$7,520	$—	$—

(b) Accounting for Derivative Instruments. In August 2009, the Funds adopted the FASB ASC 815-10-15-2 and ASC 815-10-65-1, Disclosure about Derivative Instruments and Hedging Activities, an amendment of FASB ASC 815 (“ASC 815-10-15-2 and ASC 815-10-65-1”). ASC 815-10-15-2 and ASC 815-10-65-1 establish disclosure requirements for derivative instruments and hedging activities. ASC 815-10-15-2 and ASC 815-10-65-1 require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

In September 2008, FASB Staff Position ASC 815-10, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB ASC 815 and FASB ASC 460-10; and Clarification of the Effective Date of FASB ASC 815-10-15-2 and ASC 815-10-65-1” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. The Funds adopted this amendment in May 2009.

All open derivative positions at period-end for each Fund are disclosed in Note 3 to these Financial Statements.

Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

Notes to Financial Statements
(continued)

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities. There were no open purchased options at February 28, 2011.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is

Notes to Financial Statements
(continued)

exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Notes to Financial Statements
(continued)

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure:

International Equity Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2011:

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Asset derivatives
Unrealized appreciation on forward foreign currency contracts (c)	$—	$8,774	$—	$—	$8,774

	$—	$8,774	$—	$—	$8,774

Liability derivatives
Unrealized depreciation on forward foreign currency contracts (a)	$—	$166,858	$—	$—	$166,858

	$—	$166,858	$—	$—	$166,858

Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2011:

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on forward foreign currency contracts	$—	$(1,634,410)	$—	$—	$(1,634,410)

	$—	$(1,634,410)	$—	$—	$(1,634,410)

Notes to Financial Statements
(continued)

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$143,219	$—	$—	$143,219

	$—	$143,219	$—	$—	$143,219

Emerging Markets Equity Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2011:

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Asset derivatives
Unrealized appreciation on futures contracts (b)	$—	$—	$—	$954,625	$954,625
Unrealized appreciation on forward foreign currency contracts (c)	—	122,856	—	—	122,856

	$—	$122,856	$—	$954,625	$1,077,481

Liability derivatives
Unrealized depreciation on forward foreign currency contracts (a)	$—	$74,891	$—	$—	$74,891

	$—	$74,891	$—	$—	$74,891

Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2011:

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,286,442	1,286,442
Net realized gain (loss) on forward foreign currency contracts	—	63,888	—	—	63,888

	$—	$63,888	$—	$1,286,442	$1,350,330

Notes to Financial Statements
(continued)

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$276,512	276,512
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	57,605	—	—	57,605

	$—	$57,605	$—	$276,512	$334,117

Core Fixed Income Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2011:

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Asset derivatives
Unrealized appreciation on futures contracts (b)	$365,896	$—	$—	$—	$365,896
Unrealized appreciation on forward foreign currency contracts (c)	—	207,079	—	—	207,079
Unrealized appreciation on swap contracts (c)	126,347	—	1,006,478	—	1,132,825

	$492,243	$207,079	$1,006,478	$—	$1,705,800

Liability derivatives
Options Written outstanding (a)	$406,087	$—	$—	$—	$406,087
Unrealized appreciation on futures contracts (b)	211,740	—	—	—	211,740
Unrealized depreciation on forward foreign currency contracts (a)	—	838,437	—	—	838,437
Unrealized depreciation on swap contracts (a)	97,442	—	1,052,776	—	1,150,218

	$715,269	$838,437	$1,052,776	$—	$2,606,482

Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2011:

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$264,811	$—	$—	$—	$264,811
Net realized gain (loss) on options written	198,301	—	—	—	198,301
Net realized gain (loss) on swaps contracts	(2,106,799)	—	9,289	—	(2,097,510)
Net realized gain (loss) on forward foreign currency contracts	—	(1,831,896)	—	—	(1,831,896)

	$(1,643,687)	$(1,831,896)	$9,289	$—	$(3,466,294)

Notes to Financial Statements
(continued)

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$(176,887)	$—	$—	$—	$(176,887)
Net change in unrealized appreciation (depreciation) on options written	(43,656)	—	—	—	(43,656)
Net change in unrealized appreciation (depreciation) on swaps contracts	1,774,221	—	(1,468,932)	—	305,289
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(391,687)	—	—	(391,687)

	$1,553,678	$(391,687)	$(1,468,932)	$—	$(306,941)

International Fixed Income Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2011:

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Asset derivatives
Unrealized appreciation on futures contracts (b)	$343,309	$—	$—	$—	$343,309
Unrealized appreciation on forward foreign currency contracts (c)	—	182,098	—	—	182,098
Unrealized appreciation on swap contracts (c)	369,386	—	549,214	—	918,600

	$712,695	$182,098	$549,214	$—	$1,444,007

Liability derivatives
Options Written outstanding (a)	$249,540	$—	$—	$—	$249,540
Unrealized depreciation on futures contracts (b)	355,274	—	—	—	355,274
Unrealized depreciation on forward foreign currency contracts (a)	—	1,039,870	—	—	1,039,870
Unrealized depreciation on swap contracts (a)	328,114	—	196,159	—	524,273

	$932,928	$1,039,870	$196,159	$—	$2,168,957

Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2011:

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$(291,098)	$—	$—	$—	$(291,098)
Net realized gain (loss) on options written	234,197	—	—	—	234,197
Net realized gain (loss) on swaps contracts	(347,939)	—	(525,441)	—	(873,380)
Net realized gain (loss) on forward foreign currency contracts	—	(9,919,442)	—	—	(9,919,442)

	$(404,840)	$(9,919,442)	$(525,441)	$—	$(10,849,723)

Notes to Financial Statements
(continued)

	Derivatives not accounted for as hedging instruments under ASC 815

		Foreign
	Interest rate	exchange	Credit	Equity
Location	contracts	contracts	contracts	contracts	Total

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$(715,495)	$—	$—	$—	$(715,495)
Net change in unrealized appreciation (depreciation) on options written	(110,979)	—	—	—	(110,979)
Net change in unrealized appreciation (depreciation) on swaps contracts	(121,352)	—	(607,029)	—	(728,381)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(1,208,793)	—	—	(1,208,793)

	$(947,826)	$(1,208,793)	$(607,029)	$—	$(2,763,648)

(a)	Statements of Assets and Liabilities location: Payables for open forward foreign currency contracts, unrealized appreciation and depreciation on swap contracts and options written.
(b)	Cumulative appreciation (depreciation) on futures contracts is reported in “Open Future Contract” below. Only current day’s variation margin, if any, reported within the Statements of Assets & Liabilities.
(c)	Statements of Assets and Liabilities location: Investments, at value, receivables for open forward foreign currency contracts and unrealized appreciation and depreciation on swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) on investment transactions, forward foreign currency contracts, futures contracts, options written and swap contracts.
(e)	Statements of Operations location: Net change in unrealized appreciation (depreciation) on investment transactions, forward foreign currency contracts, futures contracts, options written and swap contracts.

The average notional amounts of futures contracts, swaps contracts and forward currency contracts, and the average market value of options written and purchased options outstanding during the six months ended February 28, 2011, were approximately as follows:

International Equity Investments

		Foreign
	Interest rate	exchange	Credit	Equity
	contracts	contracts	contracts	contracts	Total

Forward foreign currency contracts	$—	$27,118,286	$—	$—	$27,118,286

	$—	$27,118,286	$—	$—	$27,118,286

Emerging Markets Equity Investments

		Foreign
	Interest rate	exchange	Credit	Equity
	contracts	contracts	contracts	contracts	Total

Futures contracts	$—	$—	$—	$10,499,176	$10,499,176
Forward foreign currency contracts	—	4,902,954	—	—	4,902,954

	$—	$4,902,954	$—	$10,499,176	$15,402,130

Notes to Financial Statements
(continued)

Core Fixed Income Investments

		Foreign
	Interest rate	exchange	Credit	Equity
	contracts	contracts	contracts	contracts	Total

Futures contracts	$59,247,144	$—	$—	$—	$59,247,144
Option written	371,782	—	—	—	371,782
Swaps contracts	51,816,667	—	31,685,402	—	83,502,069
Forward foreign currency contracts	—	60,017,703	—	—	60,017,703

	$111,435,593	$60,017,703	$31,685,402	$—	$203,138,698

International Fixed Income Investments

		Foreign
	Interest rate	exchange	Credit	Equity
	contracts	contracts	contracts	contracts	Total

Futures contracts	$56,712,834	$—	$—	$—	$56,712,834
Option written	219,740	—	—	—	219,740
Swaps contracts	2,064,533,333	—	50,980,533	—	2,115,513,866
Forward foreign currency contracts	—	182,382,982	—	—	182,382,982

	$2,121,465,907	$182,382,982	$50,980,533	$—	$2,354,829,422

*	See note 1 in the Notes to Financial Statements for additional information.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is

Notes to Financial Statements
(continued)

received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in either an unaffiliated registered money market fund or Money Market Investments. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. At February 28, 2011, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Loaned Securities

	Market Value of	Value of
Fund	Securities on Loan	Collateral Held

Large Capitalization Growth Investments	$35,615,426	$36,087,647
Large Capitalization Value Equity Investments	63,062,707	64,007,250
Small Capitalization Growth Investments	51,464,769	52,772,111
Small Capitalization Value Equity Investments	15,633,315	15,840,439
International Equity Investments	11,153,726	11,537,760
Emerging Markets Equity Investments	25,602,679	26,369,704
Core Fixed Income Investments	1,099,821	1,121,738
High Yield Investments	6,091,848	6,697,994

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund

Notes to Financial Statements
(continued)

forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund will account for dollar roll transactions as purchases and sales and will realize the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.

(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Financial Statements
(continued)

(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.

Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2010 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2.	Investment Management Agreement and Other Transactions with Affiliates

Consulting Group Advisory Services, LLC (“CGAS”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSB”), serves as the investment manager (“Manager”) to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net

Notes to Financial Statements
(continued)

assets and paid monthly in arrears. The Manager pays each Sub-adviser a sub-adviser fee from its investment management fees.

The maximum allowable investment management fee represents the total amount that could be charged to each Fund. The aggregate fees paid by CGAS to each Fund’s Sub-advisers and the fees retained by CGAS for the six months ended February 28, 2011, are indicated below:

		Consulting Group	Maximum
	Subadviser	Advisory Services LLC	Allowable Annual
	Fee	Fee	Management Fee

Large Capitalization Growth Investments	0.35%	0.25%	0.60%
Large Capitalization Value Equity Investments	0.31%	0.29%	0.60%
Small Capitalization Growth Investments	0.48%	0.30%	0.80%
Small Capitalization Value Equity Investments	0.48%	0.30%	0.80%
International Equity Investments	0.38%	0.30%	0.70%
Emerging Markets Equity Investments	0.46%	0.30%	0.90%
Core Fixed Income Investments	0.20%	0.20%	0.40%
High Yield Investments	0.29%	0.25%	0.70%
International Fixed Income Investments	0.25%	0.25%	0.50%
Municipal Bond Investments	0.20%	0.20%	0.40%
Money Market Investments *	0.08%	0.00%	0.08%

*	The Manager has voluntarily agreed to waive and/or reimburse certain fees or expenses. For the period ended February 28, 2011, the Manager reimbursed the Fund $42,494.

The Manager has agreed to waive and/or reimburse a portion of its fee. For the six months ended February 28, 2011, the amounts waived and/or reimbursed by the Manager were as follows:

Fund

Small Capitalization Growth Investments	$27,204
Small Capitalization Value Equity Investments	27,740
International Equity Investments	67,320
Emerging Markets Equity Investments	635,662
Core Fixed Income Investments	21,161
High Yield Investments	154,095
Money Market Investments	42,494

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion plus out-of-pocket expenses. The fee is calculated daily and paid monthly based on aggregate Trust assets. BBH voluntarily agreed to waive a portion of its fee for Money Market Investments. As of the period ended February 28, 2011, BBH waived $13,641.

For the six months ended February 28, 2011, Citigroup Global Markets Inc. (“CGMI”), the Trust’s distributor and an indirect, wholly-owned subsidiary of Citigroup Inc., and its affiliates and Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates received brokerage commissions of:

	Commission	Commission	Commission
Fund	Dollars to CGMI	Dollars to MS&Co.	Aggregate

Large Capitalization Growth Investments	$48,368	$71,055	$119,423
Large Capitalization Value Equity Investments	9,112	8,850	17,962
Small Capitalization Growth Investments	993	2,021	3,014
International Equity Investments	1,571	7,300	8,871
Emerging Markets Equity Investments	8,973	60,306	69,279

Notes to Financial Statements
(continued)

All officers, with the exception of the Funds’ Chief Compliance Officer (“CCO”), do not receive compensation directly from the Trust. The Funds bear a portion of the CCO’s annual compensation.

3.	Investments

During the six months ended February 28, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Investments		U.S. Government & Agency Obligations

Fund	Purchases	Sales	Purchases	Sales

Large Capitalization Growth Investments	$633,301,396	$649,096,679	$—	$—
Large Capitalization Value Equity Investments	206,637,994	234,874,832	—	—
Small Capitalization Growth Investments	105,750,568	126,852,723	—	—
Small Capitalization Value Equity Investments	43,901,023	49,716,442	—	—
International Equity Investments	323,389,404	609,948,860	—	—
Emerging Markets Equity Investments	162,632,564	211,996,416	—	—
Core Fixed Income Investments	93,880,786	78,280,093	2,070,872,856	2,035,688,547
High Yield Investments	71,036,802	66,979,401	—	—
International Fixed Income Investments	66,755,324	77,376,305	128,775,036	143,420,861
Municipal Bond Investments	12,024,675	6,747,323	—	—

At February 28, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation (Depreciation)

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

Large Capitalization Growth Investments	$515,088,552	$(8,308,975)	$506,779,577
Large Capitalization Value Equity Investments	279,178,477	(16,878,882)	262,299,595
Small Capitalization Growth Investments	110,403,469	(7,820,429)	102,583,040
Small Capitalization Value Equity Investments	91,413,692	(2,327,646)	89,086,046
International Equity Investments	164,136,582	(4,482,790)	159,653,792
Emerging Markets Equity Investments	251,162,023	(14,729,208)	236,432,815
Core Fixed Income Investments	38,924,532	(22,357,352)	16,567,180
High Yield Investments	19,530,006	(3,916,944)	15,613,062
International Fixed Income Investments	14,068,801	(3,747,630)	10,321,171
Municipal Bond Investments	2,261,400	(1,177,402)	1,083,998

At February 28, 2011, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

	Number of	Expiration	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
FTSE/JSE Top 40 Index	77	3/11	$3,218,016	$81,007
Hang Seng China Enterprises Index	53	3/11	4,256,182	72,745
MSCI Taiwan Stock Index	97	3/11	2,989,540	3,760

Net Unrealized Gain on Open Futures Contracts				$157,512

Notes to Financial Statements
(continued)

	Number of	Expiration	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate June Futures	204	6/11	$69,322,297	$(60,780)
3-Month Euribor Interest Rate March Futures	4	3/11	1,363,606	(483)
3-Month Euribor Interest Rate September Futures	69	9/11	23,385,382	(48,641)
90-Day Eurodollar December Futures	464	12/11	115,292,400	124,750
90-Day Eurodollar June Futures	17	6/11	3,414,825	345
90-Day Eurodollar September Futures	198	9/11	39,676,155	16,086
U.S. Treasury 10-Year Note June Futures	72	6/11	8,571,375	33,375
U.S. Ultra Bond June Futures	48	6/11	5,932,500	142,110

				206,762
Contracts to Sell:
U.S. Treasury 10-Year Note June Futures	93	6/11	(11,071,360)	(41,391)
U.S. Treasury 2-Year Note June Futures	86	6/11	(18,773,531)	(36,000)
U.S. Treasury 5-Year Note June Futures	40	6/11	(4,677,500)	(14,508)
U.S. Treasury Long Bond June Futures	13	6/11	(1,564,469)	(9,179)

				(101,078)

Net Unrealized Gain on Open Futures Contracts				$105,684

	Number of	Expiration	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
90-Day Eurodollar March Futures	121	3/12	$29,986,825	$78,650
Japan Government 10-Year Bond March Futures	21	3/11	35,759,839	(189,639)
United Kingdom Long Gilt June Futures	35	6/11	6,635,562	54,562

Net Unrealized (Loss) on Open Futures Contracts				$(56,427)

During the six months ended February 28, 2011, options written transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2010	45,800,088	$330,175
Options written	15,500,633	484,740
Options closed	(2,900,533)	(283,533)
Options expired	(26,900,060)	(196,197)

Options written, outstanding at February 28, 2011	31,500,128	$335,185

	Number of	Premiums
International Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2010	25,800,000	$195,126
Options written	19,400,218	244,707
Options closed	(600,186)	(99,632)
Options expired	(24,000,000)	(148,245)

Options written, outstanding at February 28, 2011	20,600,032	$191,956

Notes to Financial Statements
(continued)

At February 28, 2011, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Mexican Peso	31,547,900	SSB	$2,585,880	5/24/11	$8,774
Contracts to Sell:
Mexican Peso	82,055,200	SSB	6,725,802	5/24/11	(166,858)

					(166,858)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(158,084)

Emerging Markets Equity Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
New Taiwan Dollar	71,070,000	BOA	$2,389,395	3/11/2011	$(74,891)
South African Rand	20,621,700	RBS	2,960,945	3/11/2011	122,856

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$47,965

Core Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	2,752,647	BCLY	$1,658,321	3/2/11	$23,732
Indian Rupee	43,984,700	BCLY	970,536	3/9/11	5,536
Indian Rupee	19,363,000	DUB	427,251	3/9/11	2,251
Indian Rupee	42,910,920	BCLY	935,435	5/9/11	9,234
Indian Rupee	61,759,483	BCLY	1,324,775	8/12/11	8,503
Korean Won	3,199,736,000	JPM	2,834,484	5/9/11	48,969
Korean Won	1,153,675,000	BCLY	1,021,983	5/9/11	2,292
Korean Won	305,000,000	HSBC	270,184	5/9/11	(1,507)
Korean Won	429,580,000	DUB	380,543	5/9/11	4,543
Korean Won	743,000,000	RBS	658,186	5/9/11	1,449
Korean Won	533,813,600	GSC	472,878	5/9/11	2,475
Malaysian Ringgit	37,770	BCLY	12,246	8/11/11	76
New Taiwan Dollar	35,258,680	DUB	1,186,163	4/6/11	(737)
New Taiwan Dollar	28,746,480	JPM	967,081	4/6/11	(26,919)
Norwegian Krone	9,399,916	DUB	1,674,466	3/3/11	(3,534)
Norwegian Krone	15,296,000	BCLY	2,715,494	5/5/11	21,330
Norwegian Krone	1,063,000	RBS	188,714	5/5/11	1,301
Singapore Dollar	1,944,333	DUB	1,528,866	6/9/11	37,083
Singapore Dollar	1,206,441	GSC	948,648	6/9/11	6,881
Yuan Renminbi	5,643,832	JPM	859,443	4/7/11	8,443
Yuan Renminbi	1,805,895	JPM	275,112	4/28/11	2,112

Notes to Financial Statements
(continued)

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Yuan Renminbi	5,093,517	HSBC	$776,715	6/15/11	$10,715
Yuan Renminbi	636,480	RBS	97,238	9/14/11	1,238
Yuan Renminbi	1,524,900	UBS	232,966	9/14/11	2,966
Yuan Renminbi	2,668,930	DUB	408,347	11/4/11	(9,654)
Yuan Renminbi	2,119,040	DUB	324,316	11/15/11	4,316
Yuan Renminbi	1,271,284	UBS	195,089	2/13/12	(2,331)
Yuan Renminbi	3,539,750	JPM	543,204	2/13/12	(6,730)
Yuan Renminbi	2,758,061	DUB	423,247	2/13/12	(4,579)
Yuan Renminbi	26,621,894	BCLY	4,085,348	2/13/12	(52,985)
Yuan Renminbi	5,643,832	DUB	880,854	2/1/13	(9,761)

					86,708

Contracts to Sell:
Australian Dollar	7,605,000	DUB	7,680,895	4/29/11	(246,133)
Brazilian Real	2,752,647	HSBC	1,658,321	3/2/11	(44,149)
Brazilian Real	2,752,647	BCLY	1,647,749	4/4/11	(25,300)
Canadian Dollar	4,563,000	JPM	4,683,809	3/17/11	(76,524)
Euro	4,747,000	UBS	6,543,877	4/19/11	(144,560)
Euro	531,000	RBS	731,999	4/19/11	(8,490)
Euro	3,449,729	CSFB	4,753,644	5/18/11	(39,284)
Indian Rupee	62,130,283	BCLY	1,370,924	3/9/11	(13,285)
Indian Rupee	1,217,417	UBS	26,863	3/9/11	(596)
Japanese Yen	84,551,000	DUB	1,032,103	4/14/11	(9,398)
Japanese Yen	99,140,300	CSFB	1,210,531	5/18/11	(2,976)
Norwegian Krone	9,399,916	BCLY	1,674,465	3/3/11	1,634
Pound Sterling	2,041,000	RBS	3,315,767	3/21/11	(107,287)
Yuan Renminbi	5,643,832	DUB	859,443	4/7/11	(1,718)

					(718,066)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(631,358)

International Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	736,027	JPM	$443,416	3/2/11	$12,235
Brazilian Real	736,027	BCLY	440,589	4/4/11	6,765
Indian Rupee	39,550,200	BCLY	872,688	3/9/11	2,688
Indian Rupee	34,627,135	BCLY	742,771	8/12/11	4,767
Indian Rupee	4,700,000	DUB	100,818	8/12/11	283
Korean Won	92,184,146	GSC	81,661	5/9/11	427
Korean Won	114,500,000	BCLY	101,430	5/9/11	(502)
Korean Won	214,400,000	JPM	189,926	5/9/11	866
Korean Won	128,000,000	RBS	113,389	5/9/11	250
Korean Won	53,000,000	HSBC	46,950	5/9/11	(262)
Malaysian Ringgit	57,310	BCLY	18,581	8/11/11	115
Mexican Peso	6,478,069	HSBC	528,824	7/7/11	7,031
Mexican Peso	99,630	DUB	8,133	7/7/11	49

Notes to Financial Statements
(continued)

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

New Taiwan Dollar	4,400,000	DUB	$148,024	4/6/11	$4,584
New Taiwan Dollar	12,830,933	JPM	431,655	4/6/11	7,632
Norwegian Krone	2,801,110	HSBC	498,979	3/3/11	(1,021)
Norwegian Krone	2,241,979	DUB	399,378	3/3/11	(622)
Norwegian Krone	5,043,000	BCLY	895,282	5/5/11	(985)
Singapore Dollar	260,860	BCLY	205,006	3/9/11	5,006
Singapore Dollar	290,000	JPM	227,907	3/9/11	12,725
Singapore Dollar	1,159,661	DUB	911,361	3/9/11	43,773
Singapore Dollar	530,000	RBS	416,519	3/9/11	23,038
Singapore Dollar	700,000	RBS	550,708	9/9/11	3,208
Singapore Dollar	840,521	JPM	661,261	9/9/11	2,707
Singapore Dollar	400,000	DUB	314,690	9/9/11	1,051
Singapore Dollar	300,000	BCLY	236,018	9/9/11	1,382
Yuan Renminbi	13,260,000	UBS	2,025,795	9/14/11	25,795
Yuan Renminbi	7,640,058	JPM	1,169,301	11/15/11	(20,183)
Yuan Renminbi	7,284,200	DUB	1,114,838	11/15/11	14,838
Yuan Renminbi	14,100,000	JPM	2,257,288	9/8/15	(39,129)

					118,511

Contracts to Sell:
Australian Dollar	3,416,174	DUB	3,450,266	4/29/11	(110,563)
Brazilian Real	736,027	BCLY	443,416	3/2/11	(6,346)
Canadian Dollar	11,298,000	JPM	11,597,125	3/17/11	(189,474)
Danish Krone	260,000	DUB	48,079	5/5/11	6
Euro	69,115,000	DUB	95,302,378	3/29/11	(224,328)
Euro	901,000	DUB	1,242,055	4/19/11	(8,306)
Euro	227,000	JPM	312,926	4/19/11	(5,400)
Indian Rupee	4,700,000	DUB	103,707	3/9/11	(569)
Indian Rupee	34,627,135	BCLY	764,059	3/9/11	(7,347)
Indian Rupee	223,065	UBS	4,922	3/9/11	(109)
Japanese Yen	1,466,337,000	DUB	17,899,378	4/14/11	(162,983)
Norwegian Krone	5,043,089	BCLY	898,357	3/3/11	877
Norwegian Krone	13,176,000	BCLY	2,339,131	5/5/11	(51,770)
Pound Sterling	3,294,000	RBS	5,351,364	3/21/11	(202,002)
Singapore Dollar	840,521	JPM	660,554	3/9/11	(2,579)
Singapore Dollar	700,000	RBS	550,120	3/9/11	(3,032)
Singapore Dollar	400,000	DUB	314,354	3/9/11	(1,022)
Singapore Dollar	300,000	BCLY	235,766	3/9/11	(1,336)

					(976,283)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(857,772)

At February 28, 2011, Core Fixed Income Investments held the following interest rate swap contracts:

Upfront
							Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid	Appreciation
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	BCLY	AUD 1,500,000	$(32,632)	($7,490)	$(25,142)

Notes to Financial Statements
(continued)

							Upfront
							Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid	Appreciation
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	DUB	AUD 1,000,000	$(21,755)	$(4,460)	$(17,295)
Pay	BRL-CDI-Compounded	10.115%	1/2/2012	GSC	BRL 5,500,000	(128,808)	(201,197)	72,389
Pay	BRL-CDI-Compounded	11.020%	1/2/2012	UBS	BRL 700,000	3,480	—	3,480
Pay	BRL-CDI-Compounded	11.890%	1/2/2013	HSBC	BRL 5,200,000	12,706	33,965	(21,259)
Pay	BRL-CDI-Compounded	11.910%	1/2/2013	BCLY	BRL 6,900,000	12,274	33,612	(21,338)
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL 2,100,000	(6,219)	6,189	(12,408)
Pay	BRL-CDI-Compounded	11.960%	1/2/2014	GSC	BRL 18,800,000	18,881	(17,858)	36,739
Pay	BRL-CDI-Compounded	11.990%	1/2/2014	BCLY	BRL 1,100,000	1,532	358	1,174
Pay	BRL-CDI-Compounded	12.120%	1/2/2014	HSBC	BRL 8,300,000	31,786	19,221	12,565

						$(108,755)	$(137,660)	$28,905

At February 28, 2011, Core Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	2011 (3)		Amount (4)	Value	(Received)	(Depreciation)

Embarq Corp., BBB-	(1.300%)	3/20/2014	MSC	0.584%	USD	$200,000	$(4,833)	$—	$(4,833)
Embarq Corp., BBB-	(1.425%)	3/20/2014	DUB	0.584%	USD	600,000	(16,910)	—	(16,910)
Embarq Corp., BBB-	(1.270%)	3/20/2014	DUB	0.584%	USD	600,000	(13,920)	—	(13,920)
Embarq Corp., BBB-	(1.250%)	3/20/2014	DUB	0.584%	USD	1,200,000	(27,068)	—	(27,068)
Fosters Finance Corp., BBB	(2.140%)	12/20/2014	BCLY	0.648%	USD	2,400,000	(142,840)	—	(142,840)
Goodrich Corp., BBB+	(0.510%)	9/20/2016	DUB	0.630%	USD	300,000	1,625	—	1,625
HSBC Finance Corp., A	(1.650%)	12/20/2013	BNP	0.462%	USD	300,000	2,384	—	2,384
Race Point CLO, B+	(4.030%)	4/15/2020	BOA	N/A	USD	1,100,000	291,416	8,250	283,166
Race Point CLO, BB+	(1.950%)	4/15/2020	BOA	N/A	USD	800,000	160,413	2,800	157,613
Saratoga CLO I Ltd., B+	(1.880%)	12/15/2019	BOA	N/A	USD	1,000,000	108,983	7,500	101,483

							$359,250	$18,550	$340,700

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid	Appreciation
Reference Obligation	Receive Rate	Date	Counterparty	2011 (3)		Amount (4)	Value	(Received)	(Depreciation)

Ally Financial Inc., B	3.570%	9/20/2017	BOA	2.318%	USD	$2,800,000	$205,815	$—	$205,815

							$205,815	$—	$205,815

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid	Appreciation
Obligation	(Pay) Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX HY14 5 Year Index, B-	(5.000%)	6/20/2015	DUB	USD	$5,200,000	$(334,812)	$396,500	$(731,312)
Dow Jones CDX IG10 10 Year Index, BAA+	(1.500%)	6/20/2018	MSC	USD	5,130,400	(103,251)	(210,543)	107,292
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	DUB	USD	3,571,200	(54,559)	61,322	(115,881)
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	GSC	USD	4,452,800	108,805	(38,295)	147,100
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	MSC	USD	290,400	7,096	7,108	(12)

						$(376,721)	$216,092	$(592,813)

Notes to Financial Statements
(continued)

At February 28, 2011, International Fixed Income Investments held the following interest rate swap contracts:

							Upfront
							Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid	Appreciation
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	BRL-CDI-Compounded	10.990%	1/2/2012	GSC	BRL 400,000	$1,680	$827	$853
Pay	BRL-CDI-Compounded	11.360%	1/2/2012	HSBC	BRL 1,900,000	13,465	8,488	4,977
Pay	BRL-CDI-Compounded	11.910%	1/2/2013	BCLY	BRL 8,900,000	15,832	40,775	(24,943)
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL 8,200,000	(24,285)	5,339	(29,624)
Pay	6-Month JPY-LIBOR, AA-	1.043%	12/20/2015	GSC	JPY 870,000,000	447,250	126,714	320,536
Pay	6-Month JPY-LIBOR, AA-	1.500%	6/15/2021	DUB	JPY 410,000,000	62,024	75,530	(13,506)
Pay	3-Month SEK-STIBOR-SIDE, AAA	4.500%	3/18/2014	GSC	SEK 1,000,000	10,468	(1,039)	11,507
Pay	3-Month USD-LIBOR, AAA	2.750%	12/15/2020	DUB	USD 3,900,000	(228,483)	—	(228,483)
Receive	3-Month USD-LIBOR, AAA	3.000%	6/15/2018	BCLY	USD 1,600,000	17,882	49,440	(31,558)
Receive	3-Month USD-LIBOR, AAA	3.500%	6/15/2021	BNP	USD 5,100,000	79,453	47,940	31,513

						$395,286	$354,014	$41,272

At February 28, 2011, International Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	2011 (3)		Amount (4)	Value	(Received)	(Depreciation)

American General Finance Corp., B	(1.830%)	12/20/2017	RBS	4.858%	USD	$1,000,000	$134,826	$—	$134,826
Cleveland Electric Illumination Co., BBB-	(0.940%)	6/20/2017	RBS	1.607%	USD	1,000,000	35,839	—	35,839
CNA Financial Corp., BBB-	(0.440%)	9/20/2011	JPM	1.114%	USD	200,000	(41)	—	(41)
GATX Financial Corp., BBB	(0.605%)	3/20/2012	RBS	0.283%	USD	1,000,000	(4,638)	—	(4,638)
HSBC Financial Corp., Ltd., A	(0.500%)	6/20/2012	BSN	0.306%	USD	200,000	(711)	—	(711)
Istar Financial Inc., CCC-	(0.450%)	3/20/2012	CSFB	4.739%	USD	300,000	12,695	—	12,695
Limited Brands Inc., BB+	(3.550%)	9/20/2017	GSC	1.874%	USD	500,000	(51,666)	—	(51,666)
Macys Retail Holdings Inc., BB+	(2.530%)	12/20/2016	DUB	1.502%	USD	1,000,000	(59,174)	—	(59,174)
Macy’s Retail Holdings Inc., BB+	(5.000%)	9/20/2014	BNP	1.128%	USD	650,000	(93,034)	(67,378)	(25,656)
Marsh & McLennan Cos., Inc., BBB-	(0.670%)	9/20/2014	DUB	0.936%	USD	1,000,000	7,841	—	7,841
National Grid PLC, BBB+	(0.208%)	6/20/2011	BCLY	0.193%	USD	300,000	(136)	—	(136)
Pearson Dollar Finance PLC, BBB-	(0.540%)	6/20/2014	MSC	0.463%	USD	1,000,000	(3,577)	—	(3,577)
Starwood Hotels & Resorts World, BB+	(1.490%)	6/20/2018	BOA	1.270%	USD	1,000,000	(17,065)	—	(17,065)
Tate & Lyle International Finance PLC., BBB-	(0.510%)	12/20/2014	DUB	0.726%	USD	100,000	699	—	699
UST Inc., BBB	(0.720%)	3/20/2018	GSC	0.378%	USD	500,000	(11,849)	—	(11,849)
XL Capital Finance Europe PLC, BBB+	(0.310%)	3/20/2012	BCLY	0.449%	USD	100,000	87	—	87

							$(49,904)	$(67,378)	$17,474

Notes to Financial Statements
(continued)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid	Appreciation
Reference Obligation	Receive Rate	Date	Counterparty	2011 (3)		Amount (4)	Value	(Received)	(Depreciation)

America Movil SAB de CV, A-	1.000%	3/20/2012	DUB	0.611%	USD	$500,000	$3,063	($1,265)	$4,328
Australia Government Bond, AAA	1.000%	3/20/2015	DUB	0.415%	USD	300,000	7,530	4,304	3,226
Australia Government Bond, AAA	1.000%	9/20/2015	UBS	0.476%	USD	400,000	10,026	9,263	763
Australia Government Bond, AAA	1.000%	3/20/2016	DUB	0.525%	USD	300,000	7,493	6749	744
Banque Centrale de Tunisie SA, BBB	1.000%	3/20/2016	BCLY	1.999%	USD	1,200,000	(53,103)	(46,659)	(6,444)
BP Capital Markets America Inc., A	5.000%	9/20/2011	DUB	0.132%	USD	100,000	3,752	(517)	4,269
BP Capital Markets America Inc., A	1.000%	6/20/2012	BCLY	0.217%	EUR	300,000	5,068	(32,916)	37,984
Brazilian Government International Bond, BBB-	1.000%	3/20/2011	UBS	0.476%	USD	600,000	1,428	2,789	(1,361)
Brazilian Government International Bond, BBB-	1.000%	3/20/2011	HSBC	0.238%	USD	100,000	236	474	(238)
Bundesrepublik Deutschland, AAA	0.250%	6/20/2015	BOA	0.444%	USD	300,000	(2,293)	(2,773)	480
China Government International Bond, AA-	1.000%	3/20/2015	BCLY	0.650%	USD	900,000	14,134	10,215	3,919
Egypt Government International Bond, BB	1.000%	3/20/2015	DUB	3.190%	USD	500,000	(39,905)	(39,127)	(778)
Egypt Government International Bond, BB	1.000%	3/20/2015	BCLY	3.190%	USD	300,000	(23,944)	(24,099)	155
Egypt Government International, BB	1.000%	3/20/2016	DUB	3.587%	USD	500,000	(56,949)	(68,564)	11,615
Emirate of Abu Dhabi, AA	1.000%	3/20/2011	GSC	0.400%	USD	500,000	1,133	349	784
Emirate of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	0.990%	USD	800,000	1,858	(20,483)	22,341
France Government Bond, AAA	0.250%	6/20/2015	BOA	0.818%	USD	300,000	(6,915)	(5,786)	(1,129)
France Government Bond, AAA	0.250%	12/20/2015	GSC	0.878%	USD	1,500,000	(42,275)	(51,815)	9,540
Gazprom OAO, BBB	0.610%	5/20/2012	BOA	0.965%	USD	200,000	(540)	—	(540)
Japan Government Bond, AA-	1.000%	3/20/2015	DUB	0.688%	USD	1,500,000	21,403	11,496	9,907
Japan Government Bond, AA-	1.000%	3/20/2016	BCLY	0.815%	USD	200,000	2,175	2,676	(501)
Japan Government Bond, AA-	1.000%	3/20/2016	RBS	1.629%	USD	900,000	9,788	13,099	(3,311)
Mexico Government International Bond, BBB	1.000%	3/20/2011	RBS	0.353%	USD	300,000	688	542	146
Petroleo Brasileiro SA, BBB-	1.000%	9/20/2012	DUB	0.972%	USD	1,000,000	2,414	(12,405)	14,819
Republic of Korea Bond, A	1.000%	3/20/2011	DUB	0.269%	USD	200,000	468	811	(343)
Republic of Korea Bond, A	1.000%	3/20/2011	BCLY	0.269%	USD	300,000	703	1,725	(1,022)
Republic of Korea Bond, A	1.000%	9/20/2015	DUB	0.991%	USD	600,000	1,415	(4,034)	5,449
Russia Foreign Bond, BBB	1.000%	9/20/2015	BCLY	1.307%	USD	200,000	(2,265)	(7,309)	5,044
U.S. Treasury Note, AAA	0.250%	12/20/2014	BCLY	0.358%	EUR	700,000	(3,349)	(3,432)	83

							$(136,763)	$(256,692)	$119,929

Notes to Financial Statements
(continued)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid	Appreciation
Obligation	(Pay) Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG8 10 Year Index, BAA+	(0.600%)	6/20/2017	GSC	USD	$9,099,200	$296,783	$75,152	$221,631

						$296,783	$75,152	$221,631

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Obligation	Receive Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX EM14 Index, BA+	5.000%	12/20/2015	GSC	USD	$2,000,000	$265,021	$271,000	$(5,979)

						$265,021	$271,000	$(5,979)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:

BCLY	Barclays Bank PLC
BNP	BNP Paribas Bank
BOA	Bank of America
BSN	Bank of Nova Scotia
CSFB	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	J.P. Morgan Chase & Co.
MSC	Morgan Stanley & Co. Incorporated
RBS	Royal Bank of Scotland PLC
UBS	UBS Securities LLC
SSB	State Street Corp.

Currency Abbreviations:

BRL	Brazilian Real
EUR	Euro Dollar
JPY	Japanese Yen
SEK	Swedish Krona

At February 28, 2011, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation (depreciation) of $(17,393) and $394,327, respectively, from swap contracts.

Notes to Financial Statements
(continued)

At February 28, 2011, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the amount of $1,110,000 and $1,022,000, respectively, for the open swaps contracts.

4.	Shares of Beneficial Interest

At February 28, 2011, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2011, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010

Large Capitalization Growth Investments
Shares sold	9,328,298	34,968,342
Shares issued on reinvestment	215,671	498,237
Shares repurchased	(12,266,639)	(26,185,346)

Net Increase (Decrease)	(2,722,670)	9,281,233

Large Capitalization Value Equity Investments
Shares sold	14,000,986	28,287,529
Shares issued on reinvestment	3,300,975	4,796,552
Shares repurchased	(15,374,288)	(60,362,860)

Net Increase (Decrease)	1,927,673	(27,278,779)

Small Capitalization Growth Investments
Shares sold	1,706,908	6,510,214
Shares repurchased	(2,836,444)	(17,127,655)

Net (Decrease)	(1,129,536)	(10,617,441)

Small Capitalization Value Equity Investments
Shares sold	3,130,751	6,404,507
Shares issued on reinvestment	252,755	369,266
Shares repurchased	(3,110,204)	(28,662,831)

Net Increase (Decrease)	273,302	(21,889,058)

International Equity Investments
Shares sold	4,235,670	27,334,969
Shares issued on reinvestment	1,302,296	1,950,241
Shares repurchased	(29,303,414)	(21,908,905)

Net Increase (Decrease)	(23,765,448)	7,376,305

Emerging Markets Equity Investments
Shares sold	4,742,820	15,288,010
Shares issued on reinvestment	748,073	513,978
Shares repurchased	(5,865,985)	(13,598,193)

Net Increase (Decrease)	(375,092)	2,203,795

Core Fixed Income Investments
Shares sold	15,637,163	28,127,634
Shares issued on reinvestment	5,552,487	6,066,834
Shares repurchased	(12,684,537)	(26,194,143)

Net Increase	8,505,113	8,000,325

Notes to Financial Statements
(continued)

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010

High Yield Investments
Shares sold	4,775,239	13,291,302
Shares issued on reinvestment	2,172,142	4,014,040
Shares repurchased	(5,609,095)	(12,082,592)

Net Increase	1,338,286	5,222,750

International Fixed Income Investments
Shares sold	3,806,758	6,981,254
Shares issued on reinvestment	1,673,575	1,210,785
Shares repurchased	(3,103,878)	(7,367,100)

Net Increase	2,376,455	824,939

Municipal Bond Investments
Shares sold	1,704,921	2,653,493
Shares issued on reinvestment	104,368	302,121
Shares repurchased	(1,410,760)	(2,700,729)

Net Increase	398,529	254,885

Money Market Investments
Shares sold	64,703,505	103,826,232
Shares issued on reinvestment	14,625	958,649
Shares repurchased	(57,349,539)	(271,445,453)

Net Increase (Decrease)	7,368,591	(166,660,572)

5.	Dividends and Tax Components of Capital Subsequent to February 28, 2011

Subsequent to February 28, 2011, the Funds made the following distributions:

Record Date	Core Fixed Income	High Yield	Municipal Bond	Money Market
Payable Date	Investments	Investments	Investments	Investments

3/30/11-3/31/2011	$0.024993	$0.025000	$0.026202	$0.000002

6.	Capital Loss Carry Forward

As of August 31, 2010, the Funds had the following net capital loss carryforwards remaining:

	Large	Large	Small	Small
	Capitalization	Capitalization	Capitalization	Capitalization
	Growth	Value Equity	Growth	Value Equity	International	Emerging Markets
Year of Expiration	Investments	Investments	Investments	Investments	Equity Investments	Equity Investments

8/31/2011	$—	$—	$(191,873,306)	$—	$—	$—
8/31/2012	—	—	—	—	—	—
8/31/2013	—	—	—	—	—	—
8/31/2014	—	—	—	—	—	—
8/31/2015	—	—	—	—	—	—
8/31/2016	—	—	—	—	—	—
8/31/2017	(73,777,339)	(144,780,834)	(18,575,354)	(12,303,680)	(97,222,339)	(32,265,235)
8/31/2018	$(275,371,534)	(450,865,398)	(15,328,571)	(28,316,468)	(317,009,031)	(83,243,018)

	$(349,148,873)	$(595,646,232)	$(225,777,231)	$(40,620,148)	$(414,231,370)	$(115,508,253)

Notes to Financial Statements
(continued)

	Core Fixed		International Fixed
	Income	High Yield	Income	Municipal Bond	Money Market
Year of Expiration	Investments	Investments	Investments	Investments	Investments

8/31/2011	$—	$(37,864,134)	$—	$—	$—
8/31/2012	—	—	—	—	—
8/31/2013	—	—	—	—	—
8/31/2014	—	(1,114,740)	(242,180)	(45,465)	—
8/31/2015	—	—	(875,063)	(55,354)	—
8/31/2016	—	—	(690,526)	—	—
8/31/2017	—	(10,731,217)	(6,693,223)	(539,088)	—
8/31/2018	—	(5,672,191)	(5,257,191)	(695,059)	—

	$—	$(55,382,282)	$(13,758,183)	$(1,334,966)	$—

These amounts will be available to offset any future taxable capital gains.

7.	Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements. This ASU will add new requirements for disclosures about transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that adoption will have on the Funds’ financial statement disclosures.

8.	Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and determined that there were no events or transactions that would require recognition or disclosure in the financial statements.

Additional Information
(unaudited)

Trustees and Officers of the Trust

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Funds’ distributor, investment advisers, custodian and transfer agent. The day-to-day operations of the Funds are delegated to the Funds’ Manager, The Consulting Group, a division of Consulting Group Advisory Services LLC (“CGAS”).

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Funds. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (“1940 Act”), is indicated by a double asterisk.

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Trust	Served	During Past Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES
John J. Murphy 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	11	Trustee, Legg Mason Partners Equity Trust; Trustee, UBS Funds; formerly, Nicholas Applegate Funds (2005-2010)
Adela Cepeda c/o MSSB 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995-present)	11	Director, Amalgamated Bank of Chicago; Trustee, MGI Funds; Trustee, UBS Funds; Director, Fort Dearborn Income Securities; formerly, Director, Lincoln National Income Fund, Inc., (1992-2006); formerly, Chairperson, Alta Capital Group (2005-2007); and formerly, Director, Wyndham International, Inc. (2004-2006)
Stephen E. Kaufman 277 Park Avenue, 47th Fl. New York, NY 10172 Birth Year: 1932	Trustee	Since 1991	Attorney, Stephen E. Kaufman, P.C. (1957-present)	11	None

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	None

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Trust	Served	During Past Five Years	by Trustee	Held by Trustee

Mark J. Reed 101 S. Hanley Road., Suite 1260 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc., (1988-present)	11	None

INTERESTED TRUSTEE**

James F. Walker MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1963	Trustee, Chief Executive Officer and President	Since 2010	Managing Director, Head of Investment Advisory Services, MSSB (2010-present); Managing Director and Chief Operating Officer (“COO”), Investment Products and Markets, MSSB (2009-2010), Managing Director, Citigroup Global Markets Inc. (“CGM”) and Chief Operating Officer, Smith Barney’s Investment Advisory Services (“IAS”) Smith Barney (2006-2009); Chief Administrative Officer, Merrill Lynch Global Private Client group since prior to 2006.	11	None

OFFICERS

Marc Gordon MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1968	Chief Financial Officer and Treasurer	Since 2010	Executive Director and Chief Financial Officer, Investment Strategy and Solutions Group within Morgan Stanley’s Global Wealth Management Group (“GWM”) (2006-present)	N/A	N/A

Paul F. Gallagher MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director and Associate General Counsel, MSSB (2009-present); Director and Associate General Counsel, CGM (2006-2009); Senior Vice President and General Counsel, ICMA Retirement Corporation (1998-2006)	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Trust	Served	During Past Five Years	by Trustee	Held by Trustee

Steven Hartstein MSSB 300 Plaza Two, 3rd Fl Jersey City, NJ 07311 Birth Year: 1963	Chief Compliance Officer	Since 2006	Executive Director, MSSB (2009-present); Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009); Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007); Senior Compliance Officer, Mercer Investment Consulting and Mercer Global Investments (2004-2006)	N/A	N/A

Alison LeMieux MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1976	Chief Operating Officer	Since 2010	Vice President, MSSB (2009-present); Director of CGCM Funds & MSSB Global Impact Funding Trust (2010-present); Head of Business Coordination and Project Management for Consulting Group (2008-2010); Regional Wholesaler, Supervisor and Sales Manager, Unit Investment Trust Department (2000-2008)	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Trust	Served	During Past Five Years	by Trustee	Held by Trustee

Greg Sieghardt MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1977	Chief Administrative Officer	Since 2010	Executive Director, MSSB, Director of Advisory Development (2011-present); Program Director, MSSB, Third Party Investment Advisory Programs and CGCM Funds (2011-present); Director, Smith Barney Separately Managed Account and Mutual Fund Advisory Programs (2009-2010); Senior Product Manager, Smith Barney Separately Managed Account Programs (2008-2009); Senior Program Manager Fee Based Brokerage Programs (2005-2007)	N/A	N/A

Halvard Kvaale MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1963	Investment Officer	Since 2009	Managing Director and Head of Portfolio Advisory Services, MSSB (2009-present); Managing Director and Head of Global Advisor Research, Morgan Stanley & Co. (2006-2009); Head of Global Manager Research and Fee-based Advisory Solutions, Deutsche Bank (2000-2006)	N/A	N/A

Vincenzo Alomia MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Vice President, Portfolio Construction, Portfolio Advisory Services, MSSB (2009-present); Vice President and Senior Research Analyst, Morgan Stanley & Co. (2006-2009)	N/A	N/A

Jay T. Shearon MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Vice President, MSSB (2009-present); Vice President, CGM (2005-2009)	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Trust	Served	During Past Five Years	by Trustee	Held by Trustee

Robert Seidel MSSB 650 S. Exeter St. Baltimore, MD 21202 Birth Year: 1975	Investment Officer	Since 2007	Vice President, MSSB (2009-present); First Vice President, CGM (2006-2009); Vice President, Legg Mason, Inc. (1997-2006)	N/A	N/A

Jeanine Larrea MSSB 485 Lexington Avenue, 11th Floor New York, NY 10017 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Executive Director and Deputy AML Compliance Officer, MSSB (2010-present); Vice President and Deputy AML Compliance Officer, MSSB (2009-2010); Vice President, Morgan Stanley & Co. (2004-2009)	N/A	N/A

Sean Lutz MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1971	Assistant Treasurer	Since 2010	GWM Controllers – Consulting Group Finance Support, MSSB (2009 — present); Billing Manager for managed accounts, Legg Mason (2006-2009); Accounting Manager, D.M. Bowman, Inc. (2000 — 2006)	N/A	N/A
Israel Grafstein MSSB 485 Lexington Ave., 11th Floor New York, NY 10017 Birth Year: 1974	Assistant Secretary	Since 2006	Vice President and Associate General Counsel, MSSB (2009-present); Senior Vice President and Associate General Counsel, CGM (2008-2009); First Vice President and Associate General Counsel, CGM (2006-2007)	N/A	N/A.

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Walker is an “interested person” of the Trust as defined in the 1940 Act because of his position with MSSB.

Important Tax Information
(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2010:

	Large	Large	Small		Emerging
	Capitalization	Capitalization	Capitalization	International	Markets
	Growth	Value Equity	Value Equity	Equity	Equity
	Investments	Investments	Investments	Investments	Investments

Record Date:	12/4/2009	12/4/2009	12/4/2009	12/4/2009	12/4/2009
Payable Date:	12/7/2009	12/7/2009	12/7/2009	12/7/2009	12/7/2009
Ordinary Income:
Qualified Dividend Income for Individuals	100.00%	92.47%	100.00%	69.04%	86.84%
Dividends Qualifying for the Dividends Received Deduction for Corporations	100.00%	83.84%	100.00%	0.39%	—
Foreign Source Income	—	—	—	81.85%*	96.59	%*
Foreign Tax Paid Per Share	—	—	—	$0.01932	$0.03689

	Core Fixed		International	Municipal	Money
	Income	High Yield	Fixed Income	Bond	Market
	Investments	Investments	Investments	Investments	Investments

Record Date:	12/4/2009	Monthly	Monthly	Monthly	Monthly
Payable Date:	12/7/2009	Monthly	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	0.84%	—	—	—
Dividends Qualifying for the Dividends Received Deduction for Corporations	—	1.42%	—	—	—
Interest from Tax-Exempt Obligations	—	—	—	100.00%	—
Interest from Federal Obligations	44.98%	0.09%	21.77%	—	22.47%
Long-Term Capital Gain Dividend	$0.07809	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

CITIGROUP GLOBAL MARKETS INC.
Distributor

CONSULTING GROUP ADVISORY SERVICES LLC
Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-877-937-6739.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-877-937-6739 (ask for “Consulting Group”), (2) on the Funds’ website at https://www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html and (3) on the SEC’s website at www.sec.gov.

© 2011 Morgan Stanley Smith Barney LLC (“MSSB”). Consulting Group Advisory Services LLC (“CGAS”) (formerly Citigroup Investment Advisory Services LLC) is a business of MSSB. Securities are offered through Citigroup Global Markets Inc., a clearing broker of MSSB and an affiliate of CGAS and MSSB. Investments are not FDIC-insured or bank-guaranteed, and investors may lose money.

Consulting Group Capital Markets Funds
2000 Westchester Avenue
Purchase, NY 10577

TK 2120A, 2/11

ITEM 2.	CODE OF ETHICS.
Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6.	INVESTMENTS.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
     (a)(1)     Not Applicable.
     (a)(2)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
     (a)(3)     Not applicable.
     (b)         Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Consulting Group Capital Markets Funds
By (Signature and Title)*	/s/ JAMES F. WALKER James F. Walker, Chief Executive Officer (principal executive officer)
Date: May 4, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES F WALKER James F. Walker, Chief Executive Officer (principal executive officer)
Date: May 4, 2011
By (Signature and Title)*	/s/ MARC GORDON Marc Gordon, Chief Financial Officer (principal financial officer)
Date: May 4, 2011

*	Print the name and title of each signing officer under his or her signature.